                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response:...... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5430
                                  ---------------------------------------------

                                   SSgA FUNDS
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                     909 A STREET, TACOMA WASHINGTON 98402
-------------------------------------------------------------------------------
      (Address of principal executive offices)      (Zip code)

                               J. DAVID GRISWOLD
               VICE PRESIDENT, SECRETARY AND CHIEF LEGAL OFFICER
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-5381
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500
                                                   ----------------------------

Date of fiscal year end: AUGUST 31
                        --------------------------
Date of reporting period: September 1, 2003 to February 29, 2004
                         --------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

[SSgA FUNDS LOGO]


LIFE SOLUTIONS FUNDS

LS BALANCED FUND

LS GROWTH FUND

LS INCOME AND GROWTH FUND


SEMIANNUAL REPORT

FEBRUARY 29, 2004

                          SSgA Life Solutions(SM) Funds

                                  Balanced Fund

                                   Growth Fund

                             Income and Growth Fund

                          Semiannual Report (Unaudited)

                                February 29, 2004

                                Table of Contents

                                                                            PAGE
Balanced Fund                                                                  3
Growth Fund                                                                    5
Income and Growth Fund                                                         7
Statement of Assets and Liabilities                                            8
Statement of Operations                                                        9
Statement of Changes in Net Assets                                            10
Financial Highlights                                                          12
Notes to Financial Statements                                                 14
Disclosure of Information about Fund Trustees and Officers                    21
Fund Management and Service Providers                                         26

"SSgA(R)" is a registered trademark and "Life Solutions(SM)" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further details. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA LIFE SOLUTIONS

BALANCED FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                       PRINCIPAL        MARKET
                                                      AMOUNT ($)         VALUE
                                                       OR SHARES           $
--------------------------------------------------------------------------------
INVESTMENTS - 99.0%
BONDS - 37.4%
SSgA Bond Market Fund                                  2,949,360          30,732
SSgA High Yield Bond Fund                                406,752           3,579
                                                                      ----------
                                                                          34,311
                                                                      ----------
DOMESTIC EQUITIES - 50.6%
SSgA Aggressive Equity Fund                            7,016,842          36,699
SSgA S&P 500 Index Fund                                  444,149           8,417
SSgA Small Cap Fund                                       46,131           1,212
                                                                      ----------
                                                                          46,328
                                                                      ----------
INTERNATIONAL EQUITIES - 11.0%
SSgA Emerging Markets Fund                                34,435             469
SSgA International Stock Selection Fund                1,118,883           9,622
                                                                      ----------
                                                                          10,091
                                                                      ----------

SHORT-TERM INVESTMENTS - 1.0%
SSgA Money Market Fund                                   911,676             912
                                                                      ----------
                                                                             912
                                                                      ----------

TOTAL INVESTMENTS - 100.0%
(identified cost $80,936)                                                 91,642

OTHER ASSETS AND LIABILITIES
NET - (0.0%)                                                                 (31)
                                                                      ----------

NET ASSETS - 100.0%                                                       91,611
                                                                      ==========

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA LIFE SOLUTIONS

GROWTH FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                       PRINCIPAL        MARKET
                                                      AMOUNT ($)         VALUE
                                                       OR SHARES           $
--------------------------------------------------------------------------------
INVESTMENTS - 99.1%
BONDS - 17.5%
SSgA Bond Market Fund                                    743,168           7,744
SSgA High Yield Bond Fund                                110,182             970
                                                                      ----------
                                                                           8,714
                                                                      ----------
DOMESTIC EQUITIES - 65.6%
SSgA Aggressive Equity Fund                            4,967,347          25,979
SSgA S&P 500 Index Fund                                  316,539           5,998
SSgA Small Cap Fund                                       29,011             762
                                                                      ----------
                                                                          32,739
                                                                      ----------
INTERNATIONAL EQUITIES - 16.0%
SSgA Emerging Markets Fund                                19,122             260
SSgA International Stock Selection Fund                  900,762           7,747
                                                                      ----------
                                                                           8,007
                                                                      ----------

SHORT-TERM INVESTMENTS - 1.0%
SSgA Money Market Fund                                   497,554             498
                                                                      ----------

TOTAL INVESTMENTS - 100.1%
(identified cost $43,568)                                                 49,958

OTHER ASSETS AND LIABILITIES
NET - (0.1%)                                                                 (33)
                                                                      ----------

NET ASSETS - 100.0%                                                       49,925
                                                                      ==========

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA LIFE SOLUTIONS

INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                      PRINCIPAL         MARKET
                                                      AMOUNT ($)         VALUE
                                                      OR SHARES            $
--------------------------------------------------------------------------------
INVESTMENTS - 99.1%
BONDS - 57.6%
SSgA Bond Market Fund                                  1,386,012          14,442
SSgA High Yield Bond Fund                                189,638           1,669
                                                                      ----------
                                                                          16,111
                                                                      ----------
DOMESTIC EQUITIES - 35.5%
SSgA Aggressive Equity Fund                            1,500,266           7,847
SSgA S&P 500 Index Fund                                   95,574           1,811
SSgA Small Cap Fund                                       10,707             281
                                                                      ----------
                                                                           9,939
                                                                      ----------
INTERNATIONAL EQUITIES - 6.0%
SSgA Emerging Markets Fund                                10,301             140
SSgA International Stock Selection Fund                  178,959           1,539
                                                                      ----------
                                                                           1,679
                                                                      ----------

SHORT-TERM INVESTMENTS - 1.0%
SSgA Money Market Fund                                   279,738             280
                                                                      ----------

TOTAL INVESTMENTS - 100.1%
(identified cost $25,383)                                                 28,009

OTHER ASSETS AND LIABILITIES
NET - (0.1%)                                                                 (24)
                                                                      ----------
NET ASSETS - 100.0%                                                       27,985
                                                                      ==========

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA LIFE SOLUTIONS

LIFE SOLUTIONS FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (UNAUDITED)

                                                                      LIFE SOLUTIONS   LIFE SOLUTIONS   LIFE SOLUTIONS INCOME
AMOUNTS IN THOUSANDS                                                   BALANCED FUND     GROWTH FUND       AND GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                       $       80,936   $       43,568   $              25,383
-----------------------------------------------------------------------------------------------------------------------------
Investments, at market                                                        91,642           49,958                  28,009
Receivables:
      Dividends and interest                                                       1               --                      --
      Fund shares sold                                                           101               53                      24
      From Advisor                                                                --               --                      13
                                                                      --------------   --------------   ---------------------
Total assets                                                                  91,744           50,011                  28,046
                                                                      --------------   --------------   ---------------------

LIABILITIES
Payables:

      Investments purchased                                                       95               47                      22
      Fund shares redeemed                                                         6                4                       2
      Accrued fees to affiliates                                                  13               17                      19
      Other accrued expenses                                                      19               18                      18
                                                                      --------------   --------------   ---------------------
Total liabilities                                                                133               86                      61
                                                                      --------------   --------------   ---------------------

NET ASSETS                                                            $       91,611   $       49,925   $              27,985
                                                                      ==============   ==============   =====================

Net Assets Consist of:
Undistributed (overdistributed) net investment income                 $         (334)  $          (96)  $                  12
Accumulated net realized gain (loss)                                         (20,687)         (15,533)                 (3,791)
Unrealized appreciation (depreciation) investments                            10,706            6,390                   2,626
Shares of beneficial interest                                                      8                5                       2
Additional paid-in capital                                                   101,918           59,159                  29,136
                                                                      --------------   --------------   ---------------------
NET ASSETS                                                            $       91,611   $       49,925   $              27,985
                                                                      ==============   ==============   =====================


NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share*                                         $        11.31   $        10.92   $               11.61
   Net assets                                                         $   91,611,025   $   49,925,222   $          27,984,802
   Shares outstanding ($.001 par value)                                    8,103,527        4,571,518               2,410,301

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                      LIFE SOLUTIONS   LIFE SOLUTIONS   LIFE SOLUTIONS INCOME
AMOUNTS IN THOUSANDS                                                   BALANCED FUND     GROWTH FUND       AND GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from Underlying Funds                      $          973   $          434   $                 509

EXPENSES
      Fund accounting fees                                                         9                9                      11
      Distribution fees                                                            8                9                       4
      Transfer agent fees                                                         13               13                      13
      Professional fees                                                           10               10                      10
      Registration fees                                                            9                8                       8
      Shareholder servicing fees                                                  61               35                      27
      Printing fees                                                                5                5                       5
      Miscellaneous                                                                3                2                       2
                                                                      --------------   --------------   ---------------------
      Expenses before reductions                                                 118               91                      80
      Expense reductions                                                          --               --                     (20)
                                                                      --------------   --------------   ---------------------
Net expenses                                                                     118               91                      60
                                                                      --------------   --------------   ---------------------
Net investment income (loss)                                                     855              343                     449
                                                                      --------------   --------------   ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                           91               23                     150
Capital gain distributions from Underlying Funds                                 326               26                      49
Net change in unrealized appreciation (depreciation) on investments            8,151            5,695                   1,749
                                                                      --------------   --------------   ---------------------

Net realized and unrealized gain (loss)                                        8,568            5,744                   1,948
                                                                      --------------   --------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $        9,423   $        6,087   $               2,397
                                                                      ==============   ==============   =====================

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        LIFE SOLUTIONS BALANCED FUND
                                                                                     -----------------------------------
AMOUNTS IN THOUSANDS                                                                 SIX MONTHS ENDED      FISCAL YEAR
                                                                                     FEBRUARY 29, 2004        ENDED
                                                                                        (UNAUDITED)      AUGUST 31, 2003
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                                   $             855   $           818
      Net realized gain (loss)                                                                     417            (3,577)
      Net change in unrealized appreciation (depreciation)                                       8,151            10,220
                                                                                     -----------------   ---------------
Net increase (decrease) in net assets from operations                                            9,423             7,461
                                                                                     -----------------   ---------------

DISTRIBUTIONS
      From net investment income                                                                (1,527)           (1,209)
                                                                                     -----------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                              9,809             6,825
                                                                                     -----------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                     17,705            13,077

NET ASSETS
      Beginning of period                                                                       73,906            60,829
                                                                                     -----------------   ---------------

      End of period                                                                  $          91,611   $        73,906
                                                                                     =================   ===============

      Undistributed (overdistributed) net investment income included in net assets   $            (334)  $           338

See accompanying notes which are an integral part of the financial statements.

                                                                                          LIFE SOLUTIONS GROWTH FUND
                                                                                     -----------------------------------
AMOUNTS IN THOUSANDS                                                                 SIX MONTHS ENDED      FISCAL YEAR
                                                                                     FEBRUARY 29, 2004        ENDED
                                                                                        (UNAUDITED)      AUGUST 31, 2003
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                                   $             343   $           185
      Net realized gain (loss)                                                                      49            (1,566)
      Net change in unrealized appreciation (depreciation)                                       5,695             6,143
                                                                                     -----------------   ---------------
Net increase (decrease) in net assets from operations                                            6,087             4,762
                                                                                     -----------------   ---------------

DISTRIBUTIONS
      From net investment income                                                                  (575)             (281)
                                                                                     -----------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                              2,967             4,055
                                                                                     -----------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                      8,479             8,536
NET ASSETS

      Beginning of period                                                                       41,446            32,910
                                                                                     -----------------   ---------------

      End of period                                                                  $          49,925   $        41,446
                                                                                     =================   ===============

      Undistributed (overdistributed) net investment income included in net assets   $             (96)  $           136

                                                                                   LIFE SOLUTIONS INCOME AND GROWTH FUND
                                                                                   -------------------------------------
AMOUNTS IN THOUSANDS                                                                 SIX MONTHS ENDED      FISCAL YEAR
                                                                                     FEBRUARY 29, 2004       ENDED
                                                                                        (UNAUDITED)      AUGUST 31, 2003
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                                   $             449   $           379
      Net realized gain (loss)                                                                     199              (194)
      Net change in unrealized appreciation (depreciation)                                       1,749             1,833
                                                                                     -----------------   ---------------
Net increase (decrease) in net assets from operations                                            2,397             2,018
                                                                                     -----------------   ---------------

DISTRIBUTIONS
      From net investment income                                                                  (601)             (582)
                                                                                     -----------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                              1,571             3,245
                                                                                     -----------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                      3,367             4,681
NET ASSETS

      Beginning of period                                                                       24,618            19,937
                                                                                     -----------------   ---------------

      End of period                                                                  $          27,985   $        24,618
                                                                                     =================   ===============

      Undistributed (overdistributed) net investment income included in net assets   $              12   $           164

  See accompanying notes which are an integral part of the financial statements.

SSgA LIFE SOLUTIONS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                       $                  $                  $              $               $                $
                               NET ASSET VALUE,         NET            NET REALIZED   TOTAL INCOME   DISTRIBUTIONS     DISTRIBUTIONS
                                 BEGINNING OF        INVESTMENT       AND UNREALIZED      FROM          FROM NET         FROM NET
                                    PERIOD       INCOME (LOSS)(a)(b)   GAIN (LOSS)     OPERATIONS   INVESTMENT INCOME  REALIZED GAIN
------------------------------------------------------------------------------------------------------------------------------------
LIFE SOLUTIONS BALANCED FUND

February 29, 2004*                   10.28              .11                1.11           1.22            (.19)             --
August 31, 2003                       9.40              .12                 .94           1.06            (.18)             --
August 31, 2002                      10.25              .21                (.74)          (.53)           (.32)             --
August 31, 2001                      14.59              .33               (2.09)         (1.76)          (1.01)           (1.57)
August 31, 2000                      13.80              .42                1.47           1.89            (.70)            (.40)
August 31, 1999                      12.95              .38                1.84           2.22            (.61)            (.76)

LIFE SOLUTIONS GROWTH FUND

February 29, 2004*                    9.67              .08                1.30           1.38            (.13)             --
August 31, 2003                       8.59              .05                1.10           1.15            (.07)             --
August 31, 2002                       9.63              .11               (1.01)          (.90)           (.14)             --
August 31, 2001                      15.73              .16               (2.94)         (2.78)          (1.12)           (2.20)
August 31, 2000                      14.62              .26                2.13           2.39            (.72)            (.56)
August 31, 1999                      13.02              .26                2.81           3.07            (.55)            (.92)

LIFE SOLUTIONS INCOME AND
  GROWTH FUND

February 29, 2004*                   10.85              .19                 .82           1.01            (.25)             --
August 31, 2003                      10.21              .18                 .75            .93            (.29)             --
August 31, 2002                      10.84              .30                (.48)          (.18)           (.45)             --
August 31, 2001                      13.21              .45               (1.24)          (.79)           (.79)            (.79)
August 31, 2000                      12.93              .47                 .94           1.41            (.77)            (.36)
August 31, 1999                      12.65              .44                 .95           1.39            (.61)            (.50)

*    For the six months ended February 29, 2004 (Unaudited).

(a)  Average month-end shares outstanding were used for this calculation.

(b) Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

(g) During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(h) During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(i) During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.

                                                                                                           %
                                                          $                                 $       RATIO OF EXPENSES
                                      $            NET ASSET VALUE,          %         NET ASSETS,      TO AVERAGE
                                    TOTAL              END OF              TOTAL      END OF PERIOD     NET ASSETS,
                                 DISTRIBUTIONS         PERIOD             RETURN(c)        (000)        NET(d)(e)(f)
---------------------------------------------------------------------------------------------------------------------
LIFE SOLUTIONS BALANCED FUND

February 29, 2004*                  (.19)               11.31              12.00         91,611            .28
August 31, 2003                     (.18)               10.28              11.55         73,906            .29
August 31, 2002                     (.32)                9.40              (5.27)        60,829            .31(g)
August 31, 2001                    (2.58)               10.25             (13.35)        65,657            .28
August 31, 2000                    (1.10)               14.59              14.59         81,711            .24
August 31, 1999                    (1.37)               13.80              17.89         99,092            .28

LIFE SOLUTIONS GROWTH FUND

February 29, 2004*                  (.13)               10.92              14.35         49,925            .40
August 31, 2003                     (.07)                9.67              13.56         41,446            .42
August 31, 2002                     (.14)                8.59              (9.40)        32,910            .38(h)
August 31, 2001                    (3.32)                9.63             (20.16)        38,518            .35
August 31, 2000                    (1.28)               15.73              17.15         51,411            .35
August 31, 1999                    (1.47)               14.62              24.72         65,018            .38

LIFE SOLUTIONS INCOME AND
  GROWTH FUND

February 29, 2004*                  (.25)               11.61               9.44         27,985            .45
August 31, 2003                     (.29)               10.85               9.38         24,618            .45
August 31, 2002                     (.45)               10.21              (1.64)        19,937            .45(i)
August 31, 2001                    (1.58)               10.84              (6.35)        19,878            .45
August 31, 2000                    (1.13)               13.21              11.73         21,150            .45
August 31, 1999                    (1.11)               12.93              11.27         25,742            .45

                                       %                  %
                               RATIO OF EXPENSES     RATIO OF NET
                                  TO AVERAGE      INVESTMENT INCOME           %
                                  NET ASSETS,     (LOSS) TO AVERAGE      PORTFOLIO
                                  GROSS(d)(e)      NET ASSETS(d)(e)   TURNOVER RATE(c)
--------------------------------------------------------------------------------------
LIFE SOLUTIONS BALANCED FUND

February 29, 2004*                    .28               2.03                8.75
August 31, 2003                       .29               1.27               26.12
August 31, 2002                       .31(g)            1.81(g)            36.01
August 31, 2001                       .28               2.84              102.02
August 31, 2000                       .24               3.01               42.47
August 31, 1999                       .28               2.83               51.09

LIFE SOLUTIONS GROWTH FUND

February 29, 2004*                    .40               1.49                9.14
August 31, 2003                       .42                .54               21.85
August 31, 2002                       .38(h)             .73(h)            40.17
August 31, 2001                       .35               1.41              111.13
August 31, 2000                       .35               1.78               33.00
August 31, 1999                       .38               1.89               43.15

LIFE SOLUTIONS INCOME AND
  GROWTH FUND

February 29, 2004*                    .60               3.37               13.20
August 31, 2003                       .58               1.75               22.46
August 31, 2002                       .53(i)            2.60(i)            41.96
August 31, 2001                       .59               3.87               79.47
August 31, 2000                       .55               3.71               31.07
August 31, 1999                       .50               3.37               93.34

*    For the six months ended February 29, 2004 (Unaudited).

(a)  Average month-end shares outstanding were used for this calculation.

(b) Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

(g) During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(h) During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(i) During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

  See accompanying notes which are an integral part of the financial statements.

SSgA

LIFE SOLUTIONS FUNDS

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios, referred to as "the Funds", which are in operation as of February 29, 2004. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, Life Solutions Growth Fund and Life Solutions Income and Growth Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. As of the date of this report there are no Class R shares outstanding.

    The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

                                                                                   ASSET ALLOCATION RANGES
                                                                        BALANCED          GROWTH            INCOME AND
    ASSET CLASS/UNDERLYING FUND                                           FUND             FUND             GROWTH FUND
    --------------------------------------------------------------------------------------------------------------------
    EQUITIES
      US Equities                                                       40 - 80%         60 - 100%           20 - 60%
        SSgA S&P 500 Index Fund
        SSgA Disciplined Equity Fund
        SSgA Small Cap Fund
        SSgA Core Opportunities Fund
        SSgA Special Equity Fund
        SSgA Tuckerman Active REIT Fund
        SSgA Aggressive Equity Fund
        SSgA IAM SHARES Fund
      International Equities*                                            0 - 20%          0 - 25%             0 - 15%
        SSgA International Stock Selection Fund
        SSgA Emerging Markets Fund
        SSgA International Growth Opportunities Fund
        SSgA MSCI(R) EAFE(R) Index Fund
    BONDS                                                               20 - 60%          0 - 40%            40 - 80%
        SSgA Bond Market Fund
        SSgA Intermediate Fund
        SSgA High Yield Bond Fund
        SSgA Yield Plus Fund

    SHORT TERM ASSETS                                                    0 - 20%          0 - 20%             0 - 20%
        SSgA Money Market Fund
        SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

SSgA

LIFE SOLUTIONS FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- FEBRUARY 29, 2004 (UNAUDITED)

    Objectives Of The Underlying Funds

    The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

    SSgA S&P 500 Index Fund

    To seek to replicate the total return of the S&P 500 Index.

    SSgA Disciplined Equity Fund

    To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

    SSgA Small Cap Fund

    To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

    SSgA Core Opportunities Fund

    To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

    SSgA Special Equity Fund

    To maximize total return through investment in mid and small capitalization US equity securities.

    SSgA Tuckerman Active Reit Fund

    To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

    SSgA Aggressive Equity Fund

    To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

    SSgA IAM Shares Fund

    To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

    SSgA International Stock Selection Fund

    To provide long-term capital growth by investing primarily in securities of foreign issuers.

    SSgA Emerging Markets Fund

    To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

    SSgA International Growth Opportunities Fund

    To provide long-term capital growth by investing primarily in securities of foreign issuers.

    SSgA MSCI(R) EAFE(R) Index Fund

    To replicate as closely as possible before expenses the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Index.

    SSgA Bond Market Fund

    To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

    SSgA Intermediate Fund

    To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

    SSgA High Yield Bond Fund

    To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

    SSgA Yield Plus Fund

    To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

    SSgA Money Market Fund

    To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

    SSgA US Government Money Market Fund

    To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    Security Valuation

    Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

    Securities Transactions

    Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    Investment Income

    Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

    Federal Income Taxes

    Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income to their shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2003, the capital loss carryovers and expiration dates are as follows:

                                08/31/2010            08/31/2011
    -------------------------------------------------------------
    Balanced                   $ 12,996,006           2,919,167
    Growth                        9,799,465           2,400,496
    Income and Growth             2,313,750             475,576

    As of February 29, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

                                                                                                        INCOME AND
                                                                 BALANCED            GROWTH               GROWTH
    ----------------------------------------------------------------------- -----------------------------------------
    Cost of Investments for Tax Purposes                      $   84,037,006      $   46,212,848     $     26,097,677
                                                              --------------      --------------     ----------------
    Gross Tax Unrealized Appreciation                             10,705,858           6,390,440            2,626,312
    Gross Tax Unrealized Depreciation                             (3,100,999)         (2,645,287)            (714,944)
                                                              --------------      --------------     ----------------
    Net Tax Unrealized Appreciation (Depreciation)            $    7,604,859      $    3,745,153     $      1,911,368
                                                              ==============      ==============     ================

    As permitted by tax regulations, the Funds elected to defer a net realized capital loss incurred from November 1, 2002 to August 31, 2003, and treat it as arising in the fiscal year 2004 as follows:

    Balanced                                     $ 2,123,100
    Growth                                           814,189
    Income and Growth                                466,232

    Dividends And Distributions To Shareholders

    Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial statement purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid in capital.

    Expenses

    Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all the Funds based principally on their relative net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

3.  INVESTMENT TRANSACTIONS

    Securities

    During the period ended February 29, 2004, purchases and sales of the Underlying Funds, excluding short-term investments, aggregated to the following:

                                  PURCHASES              SALES
    ---------------------------------------------------------------
    Balanced                   $     14,897,321    $      6,233,472
    Growth                            5,892,607           3,529,845
    Income and Growth                 4,258,792           2,990,236

4.  RELATED PARTIES

    Adviser

    The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. The Funds are not charged a fee by the Adviser. However, each Fund pays management fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

    For the period ended February 29, 2004, the Adviser has contractually agreed to reimburse the Funds for all expenses in excess of .45% of average daily net assets on an annual basis. The total amount of reimbursement for the Income and Growth Fund for the period ended February 29, 2004 was $20,092.

    The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

    Administrator

    The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

    Distributor and Shareholder Servicing

    The Funds and Underlying Funds have a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to the Distributor to finance activity that is intended to result in the sale and retention of the Funds' and Underlying Funds' shares including: (1) payments made to certain broker-dealers, investment advisors and other third party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid directly by the funds to the Distributor are included in the accompanying Statements of Operations. Each Fund has Shareholder Service Agreements with State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net

    Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, each Fund individually pays a maximum of .13%, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 29, 2004, each Fund paid the following shareholder servicing expenses to affliliated service providers:

                                GLOBAL MARKETS      CITISTREET
    -----------------------------------------------------------
    Balanced                    $          528    $      53,411
    Growth                                  32           29,246
    Income and Growth                      146           16,217

    The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

    Payments to Distributor, as well as payments to Service Organizations from each Fund, are not permitted by the Plan to exceed .25% of each Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 29, 2004.

    Board Of Trustees

    The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

    Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

    Accrued fees payable to affiliates as of February 29, 2004 were as follows:

                                                                                                             INCOME AND
                                                                        BALANCED            GROWTH             GROWTH
    --------------------------------------------------------------------------------------------------------------------
    Fund accounting fees                                               $   1,638           $  1,682          $     2,738
    Distribution fees                                                        536              5,358                1,585
    Shareholder servicing fees                                             8,678              8,439               12,970
    Transfer agent fees                                                    2,054              1,412                1,550
                                                                       ---------           --------          -----------
                                                                       $  12,906           $ 16,891          $    18,843
                                                                       =========           ========          ===========

    Beneficial Interest

    As of February 29, 2004, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                     # OF
                                 SHAREHOLDERS              %
    ----------------------------------------------------------
    Balanced                           1                 82.2
    Growth                             2                 97.2
    Income and Growth                  1                 82.8

    Transactions With Affiliated Companies

    An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended February 29, 2004 with Underlying Funds which are affiliates are as follows:

                                                                                    PURCHASE          SALES          TOTAL
              AFFILIATE                                                               COST            COST       DISTRIBUTIONS
    --------------------------------------------------------------------------------------------------------------------------
    BALANCED
      SSgA Aggressive Equity                                                     $    3,320,903  $    1,103,100  $      24,587
      SSgA International Stock Selection                                              1,628,445       1,097,374        144,599
      SSgA Bond Market                                                                7,426,845       1,999,494        930,200
                                                                                 --------------  --------------  -------------
                                                                                 $   12,376,193  $    4,199,968  $   1,099,386
                                                                                 ==============  ==============  =============
    GROWTH
      SSgA Aggressive Equity                                                     $    1,378,120  $      315,634  $      17,248
      SSgA International Stock Selection                                                997,256         905,831        113,578
                                                                                 --------------  --------------  -------------
                                                                                 $    2,375,376  $    1,221,465  $     130,826
                                                                                 ==============  ==============  =============
    INCOME AND GROWTH
      SSgA Aggressive Equity                                                     $      564,565  $      790,931  $       5,519
                                                                                 ==============  ==============  =============

    The values of the above Underlying Funds at February 29, 2004 are shown in the accompanying Schedule of Investments.

5.  FUND SHARE TRANSACTIONS

                                                                                     (AMOUNTS IN THOUSANDS)
                                                                                      FOR THE PERIODS ENDED
    -------------------------------------------------------------------------------------------------------------------------
                                                                   FEBRUARY 29,    AUGUST 31,     FEBRUARY 29,     AUGUST 31,
                                                                       2004           2003            2004            2003
                                                                   ------------    ----------     ------------     ----------
                                                                              SHARES                        DOLLARS
                                                                   --------------------------     ---------------------------
    BALANCED
      Proceeds from shares sold                                           1,097         1,622     $     11,808     $   15,184
      Proceeds from reinvestment of distributions                           141           132            1,527          1,209
      Payments for shares redeemed                                         (324)       (1,038)          (3,526)        (9,568)
                                                                   ------------    ----------     ------------     ----------
      Total net increase (decrease)                                         914           716     $      9,809     $    6,825
                                                                   ============    ==========     ============     ==========
    GROWTH
      Proceeds from shares sold                                             468           885     $      4,856     $    7,660
      Proceeds from reinvestment of distributions                            56            34              575            281
      Payments for shares redeemed                                         (239)         (463)          (2,464)        (3,886)
                                                                   ------------    ----------     ------------     ----------
      Total net increase (decrease)                                         285           456     $      2,967     $    4,055
                                                                   ============    ==========     ============     ==========
    INCOME AND GROWTH
      Proceeds from shares sold                                             273           503     $      3,084     $    5,145
      Proceeds from reinvestment of distributions                            54            59              601            582
      Payments for shares redeemed                                         (187)         (245)          (2,114)        (2,482)
                                                                   ------------    ----------     ------------     ----------
      Total net increase (decrease)                                         140           317     $      1,571     $    3,245
                                                                   ============    ==========     ============     ==========

6.  INTERFUND LENDING PROGRAM

    The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during the period.

SSgA

LIFE SOLUTIONS FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS --

FEBRUARY 29, 2004 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 24 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                     NO. OF
                             POSITION(S) HELD                                                      PORTFOLIOS
         NAME,                WITH FUND AND                TERM           PRINCIPAL OCCUPATION(S)  IN COMPLEX        OTHER
         AGE,                   LENGTH OF                   OF                  DURING THE          OVERSEEN   DIRECTORSHIPS HELD
        ADDRESS                TIME SERVED                OFFICE               PAST 5 YEARS        BY TRUSTEE      BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson,        Trustee since 1988        Appointed until       - Vice Chairman, Frank        24      - Trustee, Frank
Age 64                                             successor is duly       Russell Company;                      Russell Investment
                         Interested Person of the  elected and           - Chairman of the Board,                Company Funds and
909 A Street             SSgA Funds (as defined    qualified               Frank Russell                         Russell Investment
Tacoma, WA 98402         in the 1940 Act) due to                           Investment Management                 Funds (investment
                         his employment by the     Until successor is      Company, Frank Russell                companies); and
                         parent company of the     chosen and qualified    Investment Company                  - Director, Russell
                         Administrator             by the Trustees.        Funds and Russell                     Insurance Agency,
                                                                           Investment Funds; and                 Inc., Frank
                         Chairman of the Board                           - Chairman of the Board                 Russell
                         and President                                     and Chief Executive                   Investments
                                                                           Officer, Russell Fund                 (Ireland) Limited,
                         Member, Governance                                Distributors, Inc. and                Frank Russell
                         Committee                                         Frank Russell Trust                   Investment Company
                                                                           Company.                              plc; Frank Russell
                         Member, Valuation                                                                       Investment Company
                         Committee                                                                               II plc, Frank
                                                                                                                 Russell Investment
                                                                                                                 Company III plc,
                                                                                                                 Frank Russell
                                                                                                                 Institutional
                                                                                                                 Funds plc, Frank
                                                                                                                 Russell Qualifying
                                                                                                                 Investor Fund, and
                                                                                                                 Frank Russell
                                                                                                                 Investments
                                                                                                                 (Cayman) Ltd.

                                                                                                     NO. OF
                             POSITION(S) HELD                                                      PORTFOLIOS
         NAME,                WITH FUND AND                TERM           PRINCIPAL OCCUPATION(S)  IN COMPLEX        OTHER
         AGE,                   LENGTH OF                   OF                  DURING THE          OVERSEEN   DIRECTORSHIPS HELD
        ADDRESS                TIME SERVED                OFFICE               PAST 5 YEARS        BY TRUSTEE      BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)

Timothy B. Harbert       Trustee since 2003        Appointed until       - 2001 to Present,            24      Listed under
Age 53                                             successor is duly       Chairman and Chief                  Principal
                         Interested Person of the  elected and             Executive Officer,                  Occupations
State Street Financial   SSgA Funds as defined in  qualified               State Street Global
Center                   the 1940 Act) due to his                          Advisors;
One Lincoln Street       employment by an                                - 1992 to 2001,
Boston, MA               affiliate of the Advisor                          President and Chief
02111-2900                                                                 Operating Officer,
                         Member, Governance                                State Street Global
                         Committee                                         Advisors;
                                                                         - 1996 to Present,
                         Member, Valuation                                 Executive Vice
                         Committee                                         President, State
                                                                           Street Bank & Trust
                                                                           Company;
                                                                         - Director, Citistreet,
                                                                           LLC; State Street
                                                                           Bank, Paris; State
                                                                           Street Global
                                                                           Advisors, Ltd.,
                                                                           London; State Street
                                                                           Global Advisors, GmbH,
                                                                           Munich; State Street
                                                                           Global Advisors,
                                                                           Canada, Ltd.; State
                                                                           Street Global
                                                                           Advisors, Australia,
                                                                           Ltd.; State Street
                                                                           Global Advisors,
                                                                           Japan, Ltd.; State
                                                                           Street Global Markets,
                                                                           LLC; Bentley College;
                                                                         - Chairman of the Board,
                                                                           StreetTracks, LLC;
                                                                           State Street Global
                                                                           Advisors Fund
                                                                           Management, LLC; State
                                                                           Street Global
                                                                           Advisors, Inc.
                                                                           (Delaware); Bel Air
                                                                           Investment Advisors,
                                                                           LLC; and
                                                                         - President and
                                                                           Director, State Street
                                                                           Global Advisors,
                                                                           Cayman.

INDEPENDENT TRUSTEES

William L. Marshall      Trustee since 1988        Appointed until       - Chief Executive             24      None
Age 61                                             successor is duly       Officer and President,
                         Chairman, Audit           elected and             Wm. L. Marshall
33 West Court Street     Committee                 qualified               Associates, Inc., Wm.
Doylestown, PA 18901                                                       L. Marshall Companies,
                         Member, Governance                                Inc. and the Marshall
                         Committee                                         Financial Group, Inc.
                                                                           (a registered
                         Member, Valuation                                 investment advisor and
                         Committee                                         provider of financial
                                                                           and related consulting
                                                                           services);
                                                                         - Certified Financial
                                                                           Planner and Member,
                                                                           Financial Planners
                                                                           Association; and
                                                                         - Registered
                                                                           Representative and
                                                                           Principal for
                                                                           Securities with
                                                                           Cambridge Investment
                                                                           Research, Inc.,
                                                                           Fairfield, Iowa.

                                                                                                     NO. OF
                             POSITION(S) HELD                                                      PORTFOLIOS
         NAME,                WITH FUND AND                TERM           PRINCIPAL OCCUPATION(S)  IN COMPLEX        OTHER
         AGE,                   LENGTH OF                   OF                  DURING THE          OVERSEEN   DIRECTORSHIPS HELD
        ADDRESS                TIME SERVED                OFFICE               PAST 5 YEARS        BY TRUSTEE      BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Steven J. Mastrovich     Trustee since 1988        Appointed until       - September 2000 to           24      None
Age 47                                             successor is duly       Present, Global Head
                         Member, Audit Committee   elected and             of Structured Real
623 Clapboard Street                               qualified               Estate, J.P. Morgan
Westwood, MA 02090       Member, Governance                                Investment Management
                         Committee                                         (private real estate
                                                                           investment for clients
                         Member, Valuation                                 primarily outside of
                         Committee                                         the US to locate
                                                                           private real estate
                                                                           investments in the
                                                                           US);
                                                                         - January 2000 to
                                                                           September 2000,
                                                                           Managing Director,
                                                                           HSBC Securities (USA)
                                                                           Inc.;
                                                                         - From 1998 to 2000,
                                                                           President, Key Global
                                                                           Capital, Inc.;
                                                                         - From 1997 to 1998,
                                                                           Partner, Squire,
                                                                           Sanders & Dempsey (law
                                                                           firm); and
                                                                         - From 1994 to 1997,
                                                                           Partner, Brown,
                                                                           Rudnick, Freed &
                                                                           Gesmer (law firm).

Patrick J. Riley         Trustee since 1988        Appointed until       - 2003 to Present,            24      Director - SSgA Cash
Age 55                                             successor is duly       Associate Justice,                  Management Fund PLC,
                         Member, Audit Committee   elected and             Commonwealth of                     State Street Global
One Corporate Place                                qualified               Massachusetts Superior              Advisors Ireland,
55 Ferncroft Road        Member, Governance                                Court; and                          Ltd.
Danvers, MA 01923        Committee                                       - Partner, Riley, Burke
                                                                           & Donahue, 1985 to
                         Member, Valuation                                 2002, L.L.P. (law
                         Committee                                         firm).

Richard D. Shirk         Trustee since 1988        Appointed until       - March 2001 to April         24      Listed under
Age 58                                             successor is duly       2002, Chairman,                     Principal
                         Member, Audit Committee   elected and             Cerulean Companies,                 Occupations
1180 Brookgate                                     qualified               Inc. (holding company)
Way, NE                  Member, Governance                                (Retired);
Atlanta, GA 30319-2877   Committee                                       - 1996 to March 2001,
                                                                           President and Chief
                         Member, Valuation                                 Executive Officer,
                         Committee                                         Cerulean Companies,
                                                                           Inc.;
                                                                         - 1992 to March 2001,
                                                                           President and Chief
                                                                           Executive Officer,
                                                                           Blue Cross/Blue Shield
                                                                           of Georgia;
                                                                         - 1993 to November 2001,
                                                                           Chairman and Board
                                                                           Member, Georgia Caring
                                                                           for Children
                                                                           Foundation (private
                                                                           foundation);
                                                                         - November 1998 to
                                                                           Present, Board Member,
                                                                           Healthcare Georgia
                                                                           Foundation (private
                                                                           foundation); and
                                                                         - September 2002 to
                                                                           Present, Board Member,
                                                                           Amerigroup Corp.

                                                                                                     NO. OF
                             POSITION(S) HELD                                                      PORTFOLIOS
         NAME,                WITH FUND AND                TERM           PRINCIPAL OCCUPATION(S)  IN COMPLEX        OTHER
         AGE,                   LENGTH OF                   OF                  DURING THE          OVERSEEN   DIRECTORSHIPS HELD
        ADDRESS                TIME SERVED                OFFICE               PAST 5 YEARS        BY TRUSTEE      BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Bruce D. Taber           Trustee since 1991        Appointed until       - Consultant, Computer        24      Director - SSgA Cash
Age 60                                             successor is duly       Simulation, General                 Management Fund PLC,
                         Member, Audit Committee   elected and             Electric Industrial                 State Street Global
26 Round Top Road                                  qualified               Control Systems.                    Advisors Ireland,
Boxford, MA 01921        Member, Governance                                                                    Ltd.
                         Committee

                         Member, Valuation
                         Committee

Henry W. Todd            Trustee since 1988        Appointed until       - Chairman, President         24      Director - SSgA Cash
Age 56                                             successor is duly       and CEO, a.m. Todd                  Management Fund PLC,
                         Member, Audit Committee   elected and             Group, Inc.; and                    State Street Global
150 Domorah Drive                                  qualified                                                   Advisors Ireland,
Montgomeryville, PA      Member, Governance                              - President and CEO,                  Ltd.
18936                    Committee                                         Zink & Triest Co.,
                                                                           Inc. (dealer in
                         Member, Valuation                                 vanilla flavor
                         Committee                                         materials).

                             POSITION(S) HELD
         NAME,                WITH FUND AND                TERM                          PRINCIPAL OCCUPATION(S)
         AGE,                   LENGTH OF                   OF                                 DURING THE
        ADDRESS                TIME SERVED                OFFICE                              PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites       Principal Executive       Until successor is    - 2001 to Present, Senior Principal, State Street
Age 38                   Officer and Chief         chosen and qualified    Global Advisors;
                         Executive Officer since   by Trustees           - 2001 to Present, President, SSgA Funds Management, Inc.;
State Street Financial   2003                                              Managing Director, Advisor Strategies;
Center                                                                   - 1999 to 2001, Principal, Head of Exchange Traded Funds,
One Lincoln Street                                                         Offshore Funds and SSgA Latin America; and
Boston, MA 02111-2900                                                    - 1993-1999, Principal, Head of Asset Allocation
                                                                           Strategies.

J. David Griswold        Vice President and        Until successor is    - Director - Global Regulatory Policy and Assistant
Age 46                   Secretary since 1994      chosen and qualified    Secretary, Frank Russell Company;
                                                   by Trustees           - Assistant Secretary and Associate General Counsel, Frank
909 A Street             Chief Legal Officer                               Russell Investment Management Company, Frank Russell
Tacoma, WA 98402         since 2003                                        Capital Inc., and Frank Russell Investments (Delaware),
                                                                           Inc.;
                                                                         - Assistant Secretary and Associate General Counsel,
                                                                           Russell Fund Distributors, Inc.
                                                                         - Director, Secretary and Associate General Counsel, Frank
                                                                           Russell Securities, Inc.; and
                                                                         - Director, Frank Russell Canada Limited/Limitee.

James Ross               Vice President since      Until successor is    - 2001 to Present, Principal, SSgA Funds Management, Inc.;
Age 38                   2002                      chosen and qualified  - 2000 to Present, Principal, State Street Global Advisors;
                                                   by Trustees           - 1992 to 2000, Vice President, State Street Corporation;
State Street Financial                                                     and
Center                                                                   - 2000 to Present, Vice President, StreetTracks Series
One Lincoln Street                                                         Trust.
Boston, MA 02111-2900

Mark E. Swanson          Treasurer and Principal   Until successor is    - Director - Fund Administration, Frank Russell Investment
Age 40                   Accounting Officer since  chosen and qualified    Management Company and Frank Russell Trust Company; and
                         2000                      by Trustees           - Treasurer and Chief Accounting Officer, Frank Russell
909 A Street                                                               Investment Company and Russell Investment Funds.
Tacoma, WA 98402

SSgA
LIFE SOLUTIONS FUNDS
STATE STREET FINANCIAL CENTER
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

                                                             LSSAR-02/04 (40581)

[SSgA(R) FUNDS LOGO]

MONEY MARKET FUNDS

MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


SEMIANNUAL REPORT

FEBRUARY 29, 2004

                                   SSgA Funds

                               Money Market Funds

                          Semiannual Report (Unaudited)

                                February 29, 2004

                                Table of Contents

                                                                                 PAGE
     Money Market Fund                                                              3
     US Government Money Market Fund                                                7
     Tax Free Money Market Fund                                                     9
     Notes to Schedules of Investments                                             17
     Statement of Assets and Liabilities                                           18
     Statement of Operations                                                       19
     Statement of Changes in Net Assets                                            20
     Financial Highlights                                                          22
     Notes to Financial Statements                                                 24
     Disclosure of Information about Fund Trustees and Officers                    28
     Fund Management and Service Providers                                         33


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 8.0%
Bank One NA (#)                                                                    50,000       1.019    12/13/04          49,988
Fifth Third Bank (#)                                                               50,000       0.994    12/16/04          49,984
GE Capital Corp. (#)                                                               85,000       1.179    03/09/05          85,000
General Electric Co. (#)                                                           75,000       1.174    03/17/05          75,000
Goldman Sachs Group, Inc. (#)                                                      50,000       1.210    02/03/05          50,000
HBOS Treasury Services PLC (#)                                                     40,000       1.090    03/01/05          40,000
Merrill Lynch & Co., Inc. (#)                                                      50,000       1.060    01/31/05          49,995
Merrill Lynch & Co., Inc. (#)                                                      70,000       1.100    03/04/05          70,000
Morgan Stanley (#)                                                                 70,000       1.100    03/04/05          70,000
National City Bank Kentucky (#)                                                    50,000       1.030    03/15/04          50,000
U.S. Bank NA                                                                       50,000       1.085    08/17/04          50,000
Wells Fargo Bank NA (#)                                                            75,000       1.040    06/01/04          75,000
World Savings Bank FSB                                                             50,000       1.080    03/03/04          50,000
                                                                                                                     ------------
TOTAL CORPORATE BONDS AND NOTES
(amortized cost $764,967)                                                                                                 764,967
                                                                                                                     ------------

DOMESTIC CERTIFICATES OF DEPOSIT - 5.5%
Bank Of New York Co., Inc. (#)                                                     72,000       1.019    08/16/04          71,995
Bank Of New York Co., Inc.                                                         35,000       1.385    10/29/04          34,997
J.P. Morgan Chase & Co. (#)                                                       100,000       1.040    10/29/04         100,000
Southtrust Bank NA                                                                 25,000       1.100    08/06/04          25,000
Southtrust Bank NA                                                                 50,000       1.090    08/17/04          50,000
Southtrust Bank NA (#)                                                             50,000       1.090    12/15/04          49,988
Southtrust Bank NA (#)                                                            100,000       1.080    01/10/05          99,986
Wells Fargo Bank NA                                                               100,000       1.040    03/09/04         100,000
                                                                                                                     ------------
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
(amortized cost $531,966)                                                                                                 531,966
                                                                                                                     ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 15.3%
ABN AMRO Bank NV Amsterdam                                                        100,000       1.090    09/07/04         100,000
Alliance & Leicester PLC                                                           50,000       1.100    04/06/04          50,000
Barclays Bank PLC                                                                  50,000       1.070    04/08/04          50,000
Barclays Bank PLC                                                                  91,000       1.095    07/26/04          91,001
Commercial Bank of Australia                                                       75,000       1.260    07/30/04          75,000
Credit Lyonnais                                                                   105,000       1.155    03/09/04         105,000
HBOS Treasury Services PLC                                                         80,000       1.150    07/02/04          80,001
HBOS Treasury Services PLC                                                         70,000       1.100    07/29/04          70,000
HBOS Treasury Services PLC                                                        100,000       1.130    08/13/04         100,000
Landesbank Baden Wuerttemberg                                                     100,000       1.110    07/06/04         100,007
Landesbank Baden Wuerttemberg                                                      43,000       1.150    07/07/04          43,000
Landesbank Baden Wuerttemberg                                                     100,000       1.080    08/23/04         100,000
Royal Bank of Scotland                                                            150,000       1.070    04/08/04         150,000
Societe Generale                                                                  100,000       1.180    11/01/04         100,000
Unicredito Italiano Spa                                                           100,000       1.095    04/06/04         100,001
Unicredito Italiano Spa                                                            50,000       1.080    04/13/04          50,000
Unicredito Italiano Spa                                                            50,000       1.045    04/26/04          50,000
Unicredito Italiano Spa                                                            50,000       1.050    05/20/04          50,000
                                                                                                                     ------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(amortized cost $1,464,010)                                                                                             1,464,010
                                                                                                                     ------------

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMERCIAL PAPER - 20.4%
Amstel Funding Corp.                                                               68,338       1.125    08/05/04          68,003
Atlantic Asset Securitization Corp.                                               101,000       1.090    03/18/04         100,948
Atlantis One Funding Corp.                                                         15,000       1.120    03/01/04          15,000
Atlantis One Funding Corp.                                                         80,000       1.100    04/12/04          79,897
Atlantis One Funding Corp.                                                         50,000       1.085    08/11/04          49,754
Bank of America Corp.                                                             150,000       1.050    05/03/04         149,724
Bank of America Corp.                                                              70,000       1.070    05/04/04          69,867
Cancara Asset Securitization LTD.                                                  38,531       1.100    03/10/04          38,521
Corporate Asset Funding Corp.                                                      75,000       1.030    03/11/04          74,979
Charta LLC                                                                         45,000       1.030    03/12/04          44,986
Charta LLC                                                                        100,000       1.045    04/12/04          99,878
CRC Funding LLC                                                                   135,000       1.030    03/23/04         134,915
Edison Asset Securitization LLC                                                   100,000       1.080    08/16/04          99,496
Galaxy Funding                                                                     70,000       1.095    03/17/04          69,966
GE Capital International Funding, Inc.                                             40,000       1.060    04/07/04          39,956
Gemini Securitization Corp.                                                       125,000       1.040    03/23/04         124,921
Govco, Inc.                                                                       100,000       1.045    04/20/04          99,855
Govco, Inc.                                                                       100,000       1.045    04/21/04          99,852
Grampian Funding LTD                                                              200,000       1.090    07/06/04         199,231
Grampian Funding LTD                                                               75,000       1.070    07/19/04          74,688
Jupiter Securitization Corp.                                                       73,000       1.035    03/18/04          72,964
Liberty Street Funding Corp.                                                       75,000       1.090    03/18/04          74,961
Surrey Funding Corp.                                                               67,000       1.065    04/16/04          66,909
                                                                                                                     ------------
TOTAL DOMESTIC COMMERCIAL PAPER
(amortized cost $1,949,271)                                                                                             1,949,271
                                                                                                                     ------------

FOREIGN COMMERCIAL PAPER - 5.2%
Alliance & Leicester PLC                                                          100,000       1.095    04/01/04          99,906
Credit Lyonnais                                                                   100,000       1.090    03/22/04          99,937
Den Danske Corp.                                                                  121,000       1.095    06/08/04         120,636
Den Danske Corp.                                                                   30,000       1.105    08/06/04          29,855
Swedbank                                                                           50,000       1.100    03/09/04          49,988
Swedbank                                                                          100,000       1.120    03/26/04          99,922
                                                                                                                     ------------
TOTAL FOREIGN COMMERCIAL PAPER
(amortized cost $500,244)                                                                                                 500,244
                                                                                                                     ------------

UNITED STATES GOVERNMENT AGENCIES - 13.7%
Federal Home Loan Bank                                                             75,000       1.250    07/02/04          75,000
Federal Home Loan Bank                                                             70,000       1.214    08/04/04          70,000
Federal Home Loan Mortgage Corp. Discount Notes                                    30,000       1.110    03/15/04          29,987
Federal Home Loan Mortgage Corp. Discount Notes                                    40,000       1.070    05/20/04          39,905
Federal Home Loan Mortgage Corp. Discount Notes                                    65,000       1.200    06/09/04          64,783
Federal Home Loan Mortgage Corp. Discount Notes                                    25,000       1.060    08/17/04          24,876
Federal Home Loan Mortgage Corp. Discount Notes                                    50,000       1.170    11/15/04          49,579
Federal Home Loan Mortgage Corp. Discount Notes (#)                               100,000       1.010    12/10/04          99,980
Federal National Mortgage Association                                              75,000       1.370    08/20/04          74,509
Federal National Mortgage Association (#)                                          95,000       1.111    09/10/04          95,000
Federal National Mortgage Association (#)                                          85,000       1.080    12/13/04          84,983

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - (CONTINUED)
Federal National Mortgage Association Discount Notes                               48,000       1.080    05/28/04          47,873
Federal National Mortgage Association Discount Notes                              100,000       1.170    06/03/04          99,695
Federal National Mortgage Association Discount Notes                              135,000       1.080    06/25/04         134,530
Federal National Mortgage Association Discount Notes                              144,000       1.100    06/25/04         143,490
Federal National Mortgage Association Discount Notes                               53,288       1.120    06/25/04          53,096
Federal National Mortgage Association Discount Notes                               52,453       1.130    10/15/04          52,078
Federal National Mortgage Association Discount Notes                               71,968       1.210    01/07/05          71,213
                                                                                                                     ------------
TOTAL UNITED STATES GOVERNMENT AGENCIES
(amortized cost $1,310,577)                                                                                             1,310,577
                                                                                                                     ------------

UNITED STATES TREASURIES - 1.8%
United States Treasury Notes                                                       38,000       3.250    05/31/04          38,201
United States Treasury Notes                                                      137,000       2.875    06/30/04         137,837
                                                                                                                     ------------
TOTAL UNITED STATES TREASURIES
(amortized cost $176,038)                                                                                                 176,038
                                                                                                                     ------------

YANKEE CERTIFICATE OF DEPOSIT - 25.7%
Abbey National PLC                                                                 50,000       1.220    11/15/04          50,000
Banco Bilbao Vizcaya Argentaria (#)                                               100,000       1.049    04/08/04         100,000
Bank of Nova Scotia (#)                                                            50,000       1.025    06/02/04          49,997
Bank of Nova Scotia                                                                45,000       1.390    09/07/04          44,996
Bank of Nova Scotia (#)                                                            50,000       1.025    09/13/04          49,996
Bank of Nova Scotia (#)                                                            50,000       1.036    09/20/04          49,999
Bank of Nova Scotia                                                                50,000       1.230    10/07/04          49,997
Barclays Bank PLC (#)                                                              50,000       1.025    06/02/04          49,997
Barclays Bank PLC (#)                                                             100,000       1.029    11/08/04          99,990
Canadian Imperial Bank Corp. (#)                                                  115,000       1.035    10/04/04         114,990
Canadian Imperial Bank Corp.                                                      100,000       1.230    10/07/04          99,994
Canadian Imperial Bank Corp.                                                       25,000       1.510    12/03/04          24,998
Den Danske Corp.                                                                   95,000       1.400    09/07/04          94,995
Den Danske Corp. (#)                                                               50,000       1.050    01/24/05          49,993
Deutsche Bank AG (#)                                                               75,000       1.030    03/26/04          75,000
Deutsche Bank AG                                                                   50,000       1.250    10/26/04          50,000
Dexia Bank (#)                                                                    100,000       1.025    06/01/04          99,995
Lloyds TSB Bank PLC                                                                33,000       1.180    06/07/04          33,000
Lloyds TSB Bank PLC                                                                50,000       1.250    10/15/04          50,000
Rabobank Nederland                                                                 37,000       1.230    10/01/04          36,962
Rabobank Nederland                                                                 30,000       1.310    08/06/04          29,999
Rabobank Nederland                                                                 38,000       1.395    11/08/04          37,996
Royal Bank of Canada (#)                                                          100,000       1.030    03/15/04          99,999
Royal Bank of Canada (#)                                                           90,000       1.025    09/13/04          89,993
Royal Bank of Canada (#)                                                           75,000       1.020    09/27/04          74,993
Royal Bank of Canada (#)                                                           50,000       1.020    10/25/04          49,995
Royal Bank of Scotland (#)                                                        125,000       1.011    05/21/04         124,994
Societe Generale (#)                                                               87,000       1.040    03/10/04          87,000
Societe Generale                                                                   45,000       1.410    10/20/04          44,996
Svenska Handelsbanken                                                             100,000       1.120    08/03/04         100,000
Svenska Handelsbanken                                                              40,000       1.410    08/31/04          39,998

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT - (CONTINUED)
Svenska Handelsbanken (#)                                                          50,000       1.029    09/13/04          49,995
Svenska Handelsbanken (#)                                                          50,000       1.008    09/27/04          49,989
Toronto Dominion Bank (#)                                                          50,000       1.010    11/29/04          49,988
Toronto Dominion Bank (#)                                                          50,000       1.020    12/10/04          49,988
UBS AG                                                                             75,000       1.410    01/07/05          74,994
Westpac Banking Corp. (#)                                                          30,000       1.030    06/02/04          29,998
Westpac Banking Corp. (#)                                                          45,000       1.025    06/03/04          44,998
Westpac Banking Corp. (#)                                                          50,000       1.029    10/12/04          49,995
                                                                                                                     ------------
TOTAL YANKEE CERTIFICATE OF DEPOSITS
(amortized cost $2,454,807)                                                                                             2,454,807
                                                                                                                     ------------

TOTAL INVESTMENTS - 95.6%
(amortized cost $9,151,880)                                                                                             9,151,880
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 5.4%
Agreement with Bank of America and Bank of New York (Tri-party)
   of $26,570 dated February 27, 2004 at 0.990% to be repurchased at $26,572 on March 1, 2004, collateralized by:
   $27,201 various U.S. Treasury Obligations, valued at $27,102                                                            26,570
Agreement with Countrywide Funding and Bank of New York
   (Tri-party) of $400,000 acquired on February 27, 2004 at
   1.060% to be repurchased at $400,035 on March 1, 2004,
   collateralized by:
   $902,738 Mortgage Obligations, valued at $408,000                                                                      400,000
Agreement with Morgan Stanley and Bank of New York
   (Tri-party) of $90,000 acquired on February 27, 2004 at 1.080%
   to be repurchased at $90,008 on March 1, 2004, collateralized by:
   $114,976 Mortgage Obligations, valued at $92,168                                                                        90,000
                                                                                                                     ------------

TOTAL REPURCHASE AGREEMENTS
(identified cost $516,570)                                                                                                516,570
                                                                                                                     ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 101.0%
(cost $9,668,450)(+)                                                                                                    9,668,450

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                                                                              (99,174)
                                                                                                                     ------------

NET ASSETS - 100.0%                                                                                                     9,569,276
                                                                                                                     ============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 76.2%
Federal Home Loan Bank (#)                                                        125,000       0.970    05/27/04         124,987
Federal Home Loan Bank                                                             20,000       1.214    08/04/04          20,000
Federal Home Loan Bank Discount Notes                                              22,400       1.100    03/17/04          22,389
Federal Home Loan Bank Discount Notes                                              69,080       1.015    04/07/04          69,008
Federal Home Loan Bank Discount Notes                                              50,000       1.155    05/14/04          49,881
Federal Home Loan Bank Discount Notes                                              50,000       1.075    07/02/04          49,816
Federal Home Loan Bank Discount Notes                                              50,000       1.050    07/21/04          49,793
Federal Home Loan Bank Discount Notes                                              15,000       1.050    08/06/04          14,931
Federal Home Loan Mortgage Corp. (#)                                              150,000       1.009    12/15/04         149,976
Federal Home Loan Mortgage Corp. Discount Notes                                    25,000       1.100    03/25/04          24,982
Federal Home Loan Mortgage Corp. Discount Notes                                    40,000       1.135    04/09/04          39,951
Federal Home Loan Mortgage Corp. Discount Notes                                    50,000       1.010    05/03/04          49,912
Federal Home Loan Mortgage Corp. Discount Notes                                    36,350       1.135    05/10/04          36,270
Federal Home Loan Mortgage Corp. Discount Notes                                    19,719       1.275    06/02/04          19,654
Federal Home Loan Mortgage Corp. Discount Notes                                    25,000       1.100    07/06/04          24,903
Federal Home Loan Mortgage Corp. Discount Notes                                    18,000       1.085    08/10/04          17,912
Federal Home Loan Mortgage Corp. Discount Notes                                    15,000       1.090    08/10/04          14,926
Federal National Mortgage Association (#)                                          55,000       1.111    09/10/04          55,000
Federal National Mortgage Association Discount Notes                               20,000       1.150    03/18/04          19,989
Federal National Mortgage Association Discount Notes                               35,950       1.020    05/03/04          35,886
Federal National Mortgage Association Discount Notes                               27,250       1.135    05/12/04          27,188
Federal National Mortgage Association Discount Notes                               20,000       1.090    05/28/04          19,947
Federal National Mortgage Association Discount Notes                               25,000       1.095    06/10/04          24,923
Federal National Mortgage Association Discount Notes                               25,000       1.105    06/25/04          24,911
Federal National Mortgage Association Discount Notes                               20,000       1.120    06/25/04          19,928
Federal National Mortgage Association Discount Notes                                7,962       1.050    07/21/04           7,929
Federal National Mortgage Association Discount Notes                               10,000       1.050    08/11/04           9,952
Federal National Mortgage Association Discount Notes                               50,000       1.055    08/18/04          49,751
Federal National Mortgage Association Discount Notes                                9,960       1.200    12/10/04           9,866
                                                                                                                     ------------
TOTAL UNITED STATES GOVERNMENT AGENCIES
(amortized cost $1,084,561)                                                                                             1,084,561
                                                                                                                     ------------

TOTAL INVESTMENTS - 76.2%
(amortized cost $1,084,561)                                                                                             1,084,561
                                                                                                                     ------------


                                                                                                                        VALUE
                                                                                                                          $
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 23.9%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party) of
   $164,544 dated February 27, 2004 at 1.050% to be repurchased at $164,558 on March 1, 2004, collateralized by:
   $168,200 U.S. Government Agency Securities, valued at $167,835                                                         164,544
Agreement with BNP Paribas Securities Corp. and Bank of New York
   (Tri-party) of $175,000 dated February 27, 2004 at 1.040% to be repurchased at $175,015 on March 1, 2004, collateralized by:
   $178,607 U.S. Government Agency Securities, valued at $178,501                                                         175,000
                                                                                                                     ------------

TOTAL REPURCHASE AGREEMENTS
(identified cost $339,544)                                                                                                339,544
                                                                                                                     ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.1%
(cost $1,424,105)(+)                                                                                                    1,424,105

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                                                                               (1,065)
                                                                                                                     ------------

NET ASSETS - 100.0%                                                                                                     1,423,040
                                                                                                                     ============


AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.8%
ALABAMA - 4.0%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
   Revenue Bonds, weekly demand (#)                                                 8,195       0.840    11/15/39           8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds,
   weekly demand (#) (~)                                                            1,000       0.900    12/01/30           1,000
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds,
   weekly demand (#) (~)                                                            2,365       0.900    12/01/30           2,365
University of Alabama Revenue Bonds, weekly demand (#) (~)                          4,300       0.910    09/01/31           4,300
                                                                                                                     ------------
                                                                                                                           15,860
                                                                                                                     ------------

ALASKA - 0.6%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (#) (~)                   2,250       0.860    07/01/22           2,250
                                                                                                                     ------------

ARIZONA - 0.6%
Pima County Industrial Development Authority Revenue Bonds, weekly demand (#)       2,400       0.900    12/01/22           2,400
                                                                                                                     ------------

CALIFORNIA - 0.3%
State of California General Obligation Unlimited, weekly demand (#) (~)             1,260       0.900    02/01/15           1,260
                                                                                                                     ------------

COLORADO - 2.5%
Colorado Health Facilities Authority Revenue Bonds, weekly demand (#)               1,700       0.900    12/01/32           1,700
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (#)               2,000       0.960    10/01/30           2,000
Denver City & County Colorado Certificate of Participation, weekly
   demand (#) (~)                                                                   5,000       0.900    12/01/29           5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (#) (~)                 1,275       0.880    09/01/18           1,275
                                                                                                                     ------------
                                                                                                                            9,975
                                                                                                                     ------------

CONNECTICUT - 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (#)                                                                2,500       0.780    07/01/29           2,500
                                                                                                                     ------------

DISTRICT OF COLUMBIA - 0.8%
District of Columbia General Obligation Unlimited, weekly demand (#) (~)            1,235       0.870    06/01/15           1,235
District of Columbia General Obligation Unlimited, weekly demand (#) (~)            1,800       0.870    06/01/30           1,800
                                                                                                                     ------------
                                                                                                                            3,035
                                                                                                                     ------------

FLORIDA - 3.6%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (#)         950       0.880    01/01/16             950
Dade County Industrial Development Authority Revenue Bonds, weekly demand (#)         885       0.880    01/01/16             885
Dade County Industrial Development Authority Revenue Bonds, weekly demand (#)         475       0.880    01/01/16             475
Dade County Industrial Development Authority Revenue Bonds, weekly demand (#)         100       0.880    01/01/16             100
Florida State Board of Education General Obligation Unlimited, weekly demand
   (pre-refunded 6/1/2004) (*)                                                      3,000       5.875    06/01/13           3,067
Jacksonville Electric Authority Revenue Bonds, weekly demand (#)                    1,450       0.830    10/01/30           1,450
Palm Beach County Housing Finance Authority Housing Revenue Revenue Bonds,
   weekly demand (#)                                                                4,500       0.870    11/01/07           4,500
Putnam County Development Authority Revenue Bonds, semi-annual demand (#)           2,800       1.120    12/15/09           2,800
                                                                                                                     ------------
                                                                                                                           14,227
                                                                                                                     ------------

GEORGIA - 0.4%
Georgia Municipal Gas Authority Revenue Bonds, weekly demand (#)                    1,500       0.900    11/01/06           1,500
                                                                                                                     ------------

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
HAWAII - 1.3%
Honolulu City & County Hawaii General Obligation Unlimited, weekly demand (#)       5,125       0.830    01/01/18           5,125
                                                                                                                     ------------

IDAHO - 1.1%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (#)                1,700       0.920    01/01/33           1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (#)                2,500       0.920    07/01/33           2,500
                                                                                                                     ------------
                                                                                                                            4,200
                                                                                                                     ------------

ILLINOIS - 4.7%
Illinois Finance Authority Revenue Bonds, weekly demand (#)                         3,650       0.950    09/01/22           3,650
Illinois Finance Authority Revenue Bonds, weekly demand (#)                         1,200       0.870    11/15/24           1,200
Illinois Health Facilities Authority Revenue Bonds (~)                              1,200       2.000    12/01/04           1,206
Illinois Health Facilities Authority Revenue Bonds, weekly demand (#)               4,000       0.880    08/01/20           4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (#)               2,300       0.880    08/01/15           2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (#) (~)           2,320       0.880    07/01/28           2,320
Illinois Housing Development Authority Revenue Bonds, weekly demand (#) (~)           960       0.880    07/01/27             960
Illinois Student Assistance Commission Revenue Bonds, weekly demand (#)             2,925       0.950    03/01/06           2,925
                                                                                                                     ------------
                                                                                                                           18,561
                                                                                                                     ------------

INDIANA - 0.7%
Purdue University Revenue Bonds                                                     2,565       5.000    07/01/04           2,600
                                                                                                                     ------------

IOWA - 1.9%
Iowa Finance Authority Revenue Bonds, weekly demand (#) (~)                         3,300       0.890    07/01/07           3,300
Iowa Finance Authority Revenue Bonds, weekly demand (#) (~)                         4,150       0.890    01/01/28           4,150
                                                                                                                     ------------
                                                                                                                            7,450
                                                                                                                     ------------

KANSAS - 0.4%
City of Wichita Kansas Revenue Bonds, weekly demand (#)                             1,700       0.950    08/01/19           1,700
                                                                                                                     ------------

LOUISIANA - 3.7%
Jefferson Parish Home Mortgage Authority Revenue Bonds, weekly demand (#)             920       1.040    12/01/13             920
Louisiana Public Facilities Authority Revenue Bonds (~)                               500       3.000    05/15/04             502
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (#)             10,500       0.960    05/15/30          10,499
State of Louisiana General Obligation Unlimited, annual demand (#) (~)              2,885       0.920    04/01/09           2,885
                                                                                                                     ------------
                                                                                                                           14,806
                                                                                                                     ------------

MAINE - 0.4%
Regional Waste Systems Inc. Revenue Bonds, weekly demand (#)                        1,535       1.000    07/01/12           1,535
                                                                                                                     ------------

MARYLAND - 1.8%
Maryland State Health & Higher Educational Facilities Authority Revenue
   Bonds, weekly demand (#)                                                         4,000       0.880    04/01/35           4,000
Montgomery County Housing Opportunites Commission Housing Revenue
   Revenue Bonds, weekly demand (#)                                                 3,000       0.970    06/01/30           3,000
                                                                                                                     ------------
                                                                                                                            7,000
                                                                                                                     ------------

MASSACHUSETTS - 5.8%
City of Chelsea Massachussetts General Obligation Limited, weekly demand
   (pre-refunded 6/15/2004) (~) (*)                                                 1,000       5.700    06/15/06           1,034
Commonwealth of Massachusetts General Obligation Unlimited, weekly demand
   (pre-refunded 11/1/2004) (~) (*)                                                 3,000       6.750    11/01/11           3,143

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS - (CONTINUED)
Massachusetts Bay Transportation Authority Special Assessment, weekly
   demand (#)                                                                       1,000       0.920    07/01/30           1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (#) (~)                                                              200       0.830    01/01/19             200
Massachusetts Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (#) (~)                                                              400       0.850    07/01/27             400
Massachusetts Health & Educational Facilities Authority Revenue Bonds,
   weekly demand (#) (~)                                                            4,210       0.860    07/01/27           4,210
Massachusetts State Water Resources Authority Revenue Bonds,
   weekly demand (#) (~)                                                            4,400       0.860    04/01/28           4,400
Massachusetts State Water Resources Authority Revenue Bonds,
   weekly demand (#) (~)                                                            1,700       0.860    08/01/37           1,700
Massachusetts State Water Resources Authority Revenue Bonds,
   weekly demand (pre-refunded 8/1/2004) (~) (*)                                    1,000       6.000    08/01/20           1,036
Route 3 North Transit Improvement Association Revenue Bonds,
   weekly demand (#) (~)                                                            5,800       0.830    06/15/33           5,800
                                                                                                                     ------------
                                                                                                                           22,923
                                                                                                                     ------------

MICHIGAN - 9.7%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (#)          1,500       0.890    12/01/14           1,500
Michigan Higher Education Student Loan Authority Revenue Bonds,
   weekly demand (#) (~)                                                            1,100       0.880    10/01/20           1,100
Michigan Higher Education Student Loan Authority Revenue Bonds,
   weekly demand (#) (~)                                                            2,700       0.880    09/01/36           2,700
Michigan Municipal Bond Authority Revenue Notes                                     6,000       2.000    08/20/04           6,027
Michigan State Housing Development Authority Revenue Bonds,
   weekly demand (#) (~)                                                            2,000       1.220    06/01/30           2,000
Michigan State University Revenue Bonds, weekly demand (#)                          5,280       0.820    08/15/30           5,280
State of Michigan General Obligation Unlimited Notes                                7,000       2.000    09/30/04           7,041
State of Michigan Revenue Bonds, weekly demand (~)                                  4,700       0.860    09/15/08           4,700
State of Michigan Revenue Bonds, weekly demand (#) (~)                              8,100       0.850    09/15/08           8,100
                                                                                                                     ------------
                                                                                                                           38,448
                                                                                                                     ------------

MINNESOTA - 2.5%
Minneapolis Special School District No. 1 General Obligation Unlimited
   Notes                                                                           10,000       1.750    08/06/04          10,034
                                                                                                                     ------------

MISSOURI - 2.0%
Missouri Development Finance Board Revenue Bonds, weekly demand (#) (~)             1,500       0.830    12/01/31           1,500
Missouri State Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (#)                                                         1,439       0.880    12/01/15           1,439
Missouri State Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (#)                                                           900       0.890    06/01/14             900
Missouri State Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (#)                                                         1,750       0.890    06/01/19           1,750
Missouri State Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (#)                                                         2,350       0.890    06/01/19           2,350
                                                                                                                     ------------
                                                                                                                            7,939
                                                                                                                     ------------

MONTANA - 0.5%
Billings Montana Revenue Bonds, weekly demand (#)                                   1,900       0.870    12/01/14           1,900
                                                                                                                     ------------

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
NEVADA - 4.2%
Clark County School District General Obligation Limited (~)                         2,500       3.000    06/01/04           2,512
County of Clark Nevada Revenue Bonds, weekly demand (#) (~)                         2,690       0.840    07/01/12           2,690
Nevada Housing Division Revenue Bonds, weekly demand (#)                            1,805       0.910    10/01/30           1,805
Nevada Housing Division Revenue Bonds, weekly demand (#)                            1,030       0.910    10/01/30           1,030
Nevada Housing Division Revenue Bonds, weekly demand (#)                              300       0.910    10/01/30             300
Nevada Housing Division Revenue Bonds, weekly demand (#)                            1,200       0.910    04/01/31           1,200
Nevada Housing Division Revenue Bonds, weekly demand (#)                            1,900       0.910    10/15/33           1,900
Washoe County School District General Obligation Limited, weekly demand
   (pre-refunded 6/1/2004) (~) (*)                                                  5,000       5.750    06/01/13           5,110
                                                                                                                     ------------
                                                                                                                           16,547
                                                                                                                     ------------

NEW HAMPSHIRE - 2.4%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (#)           1,900       0.880    01/01/18           1,900
New Hampshire Health & Education Facilities Authority Revenue
   Bonds, weekly demand (#)                                                         4,500       0.820    06/01/32           4,500
New Hampshire Higher Educational & Health Facilities Authority
   Revenue Bonds, weekly demand (#) (~)                                             3,250       0.900    12/01/25           3,250
                                                                                                                     ------------
                                                                                                                            9,650
                                                                                                                     ------------

NEW JERSEY - 1.7%
New Jersey State Educational Facilities Authority Revenue Bonds                       500       2.000    07/01/04             502
New Jersey State Transit Corporation Revenue Bonds (~)                              6,000       5.500    02/01/05           6,242
                                                                                                                     ------------
                                                                                                                            6,744
                                                                                                                     ------------

NEW YORK - 10.7%
City of New York New York General Obligation Unlimited, weekly demand (#) (~)       1,000       0.810    08/01/11           1,000
City of New York New York General Obligation Unlimited, weekly demand (#) (~)       3,300       0.810    08/01/12           3,300
City of New York New York General Obligation Unlimited, weekly demand (#)           2,100       0.850    02/15/16           2,100
City of New York New York General Obligation Unlimited, weekly demand (#) (~)       1,100       0.890    06/01/22           1,100
Hempstead Industrial Development Agency Revenue Bonds, weekly demand (#)            1,000       0.880    09/15/15           1,000
New York City Transitional Finance Authority Revenue Bonds, weekly demand (#)       1,400       0.800    11/01/22           1,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (#)       5,400       0.850    11/01/22           5,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (#)       4,600       0.910    11/01/22           4,600
New York City Transitional Finance Authority Revenue Bonds, weekly demand (#)       4,160       0.840    11/15/22           4,160
New York City Transitional Finance Authority Revenue Bonds, weekly demand (#)       6,200       0.850    11/15/22           6,200
New York City Trust for Cultural Resources Revenue Bonds, weekly
   demand (#) (~)                                                                     955       0.800    04/01/21             955
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (~)         1,400       0.830    04/01/19           1,400
New York Local Government Assistance Corp. Revenue Bonds, weekly
   demand (#) (~)                                                                   1,800       0.830    04/01/22           1,800
New York Mortgage Agency, weekly demand                                                80       0.990    10/01/18              80
New York State Dormitory Authority Revenue Bonds, weekly demand (#) (~)             1,000       0.850    02/15/31           1,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (#)              2,000       0.940    11/01/33           2,000
Port Authority of New York & New Jersey Revenue Bonds, semiannual demand (#)          995       1.200    06/01/05             995
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (#) (~)           2,590       0.850    01/01/31           2,590
Yonkers New York General Obligation Unlimited Notes                                 1,500       2.000    05/14/04           1,503
                                                                                                                     ------------
                                                                                                                           42,583
                                                                                                                     ------------

NORTH CAROLINA - 0.8%
Mecklenburg County North Carolina General Obligation Unlimited,
   weekly demand (pre-refunded 4/1/2004) (*)                                        2,200       5.400    04/01/07           2,241
State of North Carolina General Obligation Unlimited, weekly demand (#)             1,000       0.830    05/01/21           1,000
                                                                                                                     ------------
                                                                                                                            3,241
                                                                                                                     ------------

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
OHIO - 3.2%
Franklin County Ohio Revenue Bonds, weekly demand (#)                               7,500       0.870    06/01/16           7,500
Ohio State Public Facilities Commission Revenue Bonds                               1,000       4.750    05/01/04           1,006
State of Ohio General Obligation Unlimited                                          2,325       5.250    05/01/04           2,342
State of Ohio General Obligation Unlimited, weekly demand (#)                       2,000       0.850    08/01/21           2,000
                                                                                                                     ------------
                                                                                                                           12,848
                                                                                                                     ------------

OKLAHOMA - 1.3%
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand (#)                    3,160       1.300    09/01/05           3,160
Tulsa County Independent School District No. 9 General Obligation Unlimited         2,000       5.750    06/01/04           2,024
                                                                                                                     ------------
                                                                                                                            5,184
                                                                                                                     ------------

OREGON - 3.5%
County of Washington Oregon General Obligation Unlimited, semi-annual demand
   (pre-refunded 12/1/2004) (*)                                                     1,750       6.000    12/01/11           1,814
Oregon State Housing & Community Services Department Revenue Bonds,
   semi-annual demand (#)                                                           4,000       1.250    07/01/24           4,000
State of Oregon General Obligation Limited, weekly demand (#)                       1,000       0.860    12/01/19           1,000
State of Oregon General Obligation Unlimited Notes                                  7,000       2.250    11/15/04           7,058
                                                                                                                     ------------
                                                                                                                           13,872
                                                                                                                     ------------

PENNSYLVANIA - 1.3%
Delaware County Industrial Development Authority Revenue Bonds,
   weekly demand (#)                                                                  800       0.830    10/01/19             800
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (#)          2,500       0.880    12/01/11           2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds,
   weekly demand (#) (~)                                                            1,700       0.880    06/01/29           1,700
                                                                                                                     ------------
                                                                                                                            5,000
                                                                                                                     ------------

PUERTO RICO - 0.2%
Puerto Rico Housing Finance Corp. Revenue Bonds, weekly demand (#)                    975       0.930    12/01/28             975
                                                                                                                     ------------

SOUTH CAROLINA - 0.7%
Rock Hill South Carolina Revenue Bonds, weekly demand (#) (~)                       1,315       0.830    01/01/23           1,315
South Carolina Jobs-Economic Development Authority Revenue Bonds,
   weekly demand (#) (~)                                                            1,555       0.830    02/15/28           1,555
                                                                                                                     ------------
                                                                                                                            2,870
                                                                                                                     ------------

TENNESSEE - 1.5%
City of Memphis Revenue Bonds, annual demand (#) (~)                                2,995       1.280    12/01/11           2,995
Metropolitan Government Nashville & Davidson County Health & Educational
   Facility Board Revenue Bonds, weekly demand (#)                                  3,095       1.100    01/01/30           3,095
                                                                                                                     ------------
                                                                                                                            6,090
                                                                                                                     ------------

TEXAS - 6.6%
City of Houston Texas Revenue Notes                                                 7,600       1.750    06/30/04           7,621
Lower Neches Valley Authority Revenue Bonds, semi-annual demand (#)                 1,000       0.950    02/15/17           1,000
Northside Independent School District General Obligation Unlimited,
   annual demand (#)                                                                4,000       1.020    06/15/33           4,000
Red River Texas Revenue Bonds, weekly demand (#)                                    3,500       0.920    05/15/30           3,500
Round Rock Independent School District General Obligation Unlimited,
   weekly demand (#)                                                                1,400       0.920    08/01/21           1,400

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
TEXAS - (CONTINUED)
State of Texas General Obligation Unlimited, weekly demand (#)                      4,200       0.830    12/01/16           4,200
State of Texas General Obligation Unlimited, weekly demand (#)                      1,800       0.880    12/01/29           1,800
University of Texas Revenue Bonds                                                   2,695       5.250    08/15/04           2,747
                                                                                                                     ------------
                                                                                                                           26,268
                                                                                                                     ------------

UTAH - 2.0%
Morgan County Utah Revenue Bonds, weekly demand (#)                                 1,750       1.050    08/01/31           1,750
Utah Housing Corp. Revenue Bonds, weekly demand (#)                                 6,000       0.920    07/01/33           6,000
                                                                                                                     ------------
                                                                                                                            7,750
                                                                                                                     ------------

VERMONT - 1.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
   weekly demand (#) (~)                                                              400       0.890    12/01/25             400
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
   weekly demand (#) (~)                                                              800       0.890    12/01/25             800
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
   weekly demand (#) (~)                                                            3,600       0.900    12/01/25           3,600
Vermont Educational & Health Buildings Financing Agency Revenue Bonds,
   weekly demand (#) (~)                                                              600       0.900    12/01/25             600
                                                                                                                     ------------
                                                                                                                            5,400
                                                                                                                     ------------

VIRGINIA - 0.7%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (#)          1,500       0.880    06/15/26           1,500
Virginia Public Building Authority Revenue Bonds, weekly demand
   (pre-refunded 8/1/2004) (*)                                                      1,055       6.000    08/01/08           1,087
                                                                                                                     ------------
                                                                                                                            2,587
                                                                                                                     ------------

WASHINGTON - 2.1%
King County Washington General Obligation Unlimited (~)                             4,000       5.250    12/01/04           4,124
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (#)        4,270       0.950    08/01/26           4,270
                                                                                                                     ------------
                                                                                                                            8,394
                                                                                                                     ------------

WEST VIRGINIA - 0.9%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly
   demand (#) (~)                                                                   3,000       0.890    12/01/25           3,000

West Virginia State Hospital Finance Authority Revenue Bonds, weekly
   demand (#) (~)                                                                     600       0.900    12/01/25             600

                                                                                                                     ------------
                                                                                                                            3,600
                                                                                                                     ------------

WISCONSIN - 4.6%
Milwaukee Metropolitan Sewerage District General Obligation Unlimited               1,000       5.000    10/01/04           1,023
State of Wisconsin Revenue Notes                                                    7,000       2.250    06/15/04           7,023
University Hospitals & Clinics Authority Revenue Bonds, weekly demand (#) (~)       2,100       0.880    04/01/26           2,100
Wisconsin Housing & Economic Development Authority Revenue Bonds,
   weekly demand (#)                                                                3,000       1.000    09/01/33           3,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds,
   weekly demand                                                                    5,000       0.870    08/15/33           5,000
                                                                                                                     ------------
                                                                                                                           18,146
                                                                                                                     ------------

                                                                                PRINCIPAL                  DATE
                                                                               AMOUNT ($)      RATE         OF          VALUE
                                                                                OR SHARES       %        MATURITY         $
---------------------------------------------------------------------------------------------------------------------------------
WYOMING - 0.1%
Wyoming Building Corp. Revenue Bonds, weekly demand (#) (~)                           300       0.920    10/01/18             300
                                                                                                                     ------------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS
(cost $395,277)                                                                                                           395,277
                                                                                                                     ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $395,277)                                                                                                395,277

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                                                                    980
                                                                                                                     ------------

NET ASSETS - 100.0%                                                                                                       396,257
                                                                                                                     ============

  See accompanying notes which are an integral part of the financial statements.

SSgA
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- FEBRUARY 29, 2004 (UNAUDITED)

QUALITY RATINGS AS A % OF VALUE

VMIG1, A1+, SP-1+ or equivalent*                             100%

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE

General Obligation                                            30%
Healthcare Revenue                                            20
Housing Revenue                                               16
Education Revenue                                              8
Transportation Revenue                                         5
Industrial Revenue/Pollution Control Revenue                   4
Pre-refunded                                                   4
Utility Revenue                                                4
Electricity & Power Revenue                                    3
Bond Bank                                                      2
Student Loan Revenue                                           2
Airport Revenue                                                1
Cash Equivalents                                               1
                                                             ---
                                                             100%
                                                             ===

* VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."
  SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

(#) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(~)  Bond is insured by a guarantor.
(*) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.

See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (UNAUDITED)

                                                                                           U.S. GOVERNMENT        TAX FREE
AMOUNTS IN THOUSANDS                                                 MONEY MARKET FUND    MONEY MARKET FUND   MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                      $       9,151,880   $        1,084,561   $         395,277
-------------------------------------------------------------------------------------------------------------------------------
Investments at amortized cost which approximates value                       9,151,880            1,084,561             395,277
Repurchase agreements at cost which approximates value                         516,570              339,544                  --
Receivables:
      Interest                                                                  10,323                  262               1,267
      Fund shares sold                                                              40                    1                  --
Prepaid expenses                                                                     6                    9                   9
                                                                     -----------------   ------------------   -----------------
Total assets                                                                 9,678,819            1,424,377             396,553
                                                                     -----------------   ------------------   -----------------
LIABILITIES
Payables:
      Investments purchased                                                    100,012                   --                  --
      Accrued fees to affiliates                                                 3,496                  532                 144
      Other accrued expenses                                                       258                   38                  34
      Dividends                                                                  5,777                  767                 118
                                                                     -----------------   ------------------   -----------------
Total liabilities                                                              109,543                1,337                 296
                                                                     -----------------   ------------------   -----------------

NET ASSETS                                                           $       9,569,276   $        1,423,040   $         396,257
                                                                     =================   ==================   =================
Net Assets Consist of:
Accumulated net realized gain (loss)                                 $               1   $               41   $             324
Shares of beneficial interest                                                    9,569                1,423                 396
Additional paid-in capital                                                   9,559,706            1,421,576             395,537
                                                                     -----------------   ------------------   -----------------
NET ASSETS                                                           $       9,569,276   $        1,423,040   $         396,257
                                                                     =================   ==================   =================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Net asset value per share*                                        $            1.00   $             1.00   $            1.00
      Net assets                                                     $   9,569,276,313   $    1,423,039,510   $     396,257,097
      Shares outstanding ($.001 par value)                               9,569,275,294        1,422,999,045         395,937,706

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                                           U.S. GOVERNMENT        TAX FREE
AMOUNTS IN THOUSANDS                                                 MONEY MARKET FUND    MONEY MARKET FUND   MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Interest                                                       $          57,335   $            8,159   $           2,386

EXPENSES
      Advisory fees                                                             12,801                1,874                 605
      Administrative fees                                                        1,579                  230                  90
      Custodian fees                                                               791                  123                  61
      Distribution fees                                                          2,092                  214                 247
      Transfer agent fees                                                          155                   30                  19
      Professional fees                                                             87                   23                  16
      Registration fees                                                             18                   14                  15
      Shareholder servicing fees                                                 2,611                  737                 241
      Trustees' fees                                                                73                   15                   9
      Insurance fees                                                             1,002                   10                   4
      Printing fees                                                                 43                   11                  12
      Miscellaneous                                                                 63                   22                  16
                                                                     -----------------   ------------------   -----------------
      Expenses before reductions                                                21,315                3,303               1,335
      Expense reductions                                                          (820)                  --                  (1)
                                                                     -----------------   ------------------   -----------------
Net expenses                                                                    20,495                3,303               1,334
                                                                     -----------------   ------------------   -----------------
Net investment income (loss)                                                    36,840                4,856               1,052
                                                                     -----------------   ------------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                             10                    4                  14
                                                                     -----------------   ------------------   -----------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS                                        $          36,850   $            4,860   $           1,066
                                                                     =================   ==================   =================

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     MONEY                       U.S. GOVERNMENT
                                                                   MARKET FUND                  MONEY MARKET FUND
                                                          ----------------------------    ----------------------------
                                                           SIX MONTHS                      SIX MONTHS
                                                             ENDED         FISCAL YEAR       ENDED        FISCAL YEAR
                                                          FEBRUARY 29,       ENDED        FEBRUARY 29,       ENDED
                                                              2004          AUGUST 31,        2004         AUGUST 31,
AMOUNTS IN THOUSANDS                                      (UNAUDITED)          2003       (UNAUDITED)         2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
      Net investment income (loss)                        $     36,840    $    112,150    $      4,856    $     16,183
      Net realized gain (loss)                                      10             (11)              4             (22)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations           36,850         112,139           4,860          16,161
                                                          ------------    ------------    ------------    ------------
DISTRIBUTIONS
      From net investment income                               (36,840)       (112,150)         (4,856)        (16,183)
                                                          ------------    ------------    ------------    ------------
SHARE TRANSACTIONS
      Net increase (decrease) in net
         assets from share transactions                     (1,175,104)         86,992          18,810        (611,806)
                                                          ------------    ------------    ------------    ------------

TOTAL NET INCREASE (DECREASE)
   IN NET ASSETS                                            (1,175,094)         86,981          18,814        (611,828)

NET ASSETS
      Beginning of period                                   10,744,370      10,657,389       1,404,226       2,016,054
                                                          ------------    ------------    ------------    ------------

      End of period                                       $  9,569,276    $ 10,744,370    $  1,423,040    $  1,404,226
                                                          ============    ============    ============    ============

                                                                 TAX FREE MONEY
                                                                   MARKET FUND
                                                          ----------------------------
                                                           SIX MONTHS
                                                             ENDED         FISCAL YEAR
                                                          FEBRUARY 29,       ENDED
                                                              2004         AUGUST 31,
                                                           (UNAUDITED)        2003
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
      Net investment income (loss)                        $      1,052    $      3,252
      Net realized gain (loss)                                      14             141
                                                          ------------    ------------
Net increase (decrease) in net assets from operations            1,066           3,393
                                                          ------------    ------------
DISTRIBUTIONS
      From net investment income                                (1,052)         (3,252)
                                                          ------------    ------------
SHARE TRANSACTIONS
      Net increase (decrease) in net
         assets from share transactions                        (48,923)       (127,335)
                                                          ------------    ------------

TOTAL NET INCREASE (DECREASE)
   IN NET ASSETS                                               (48,909)       (127,194)

NET ASSETS
      Beginning of period                                      445,166         572,360
                                                          ------------    ------------

      End of period                                       $    396,257    $    445,166
                                                          ============    ============

See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                 $                 $
                                           NET ASSET VALUE,       NET
                                             BEGINNING OF      INVESTMENT
                                               PERIOD         INCOME (LOSS)
---------------------------------------------------------------------------
MONEY MARKET
February 29, 2004*                             1.0000            .0036
August 31, 2003                                1.0000            .0104
August 31, 2002                                1.0000            .0196
August 31, 2001                                1.0000            .0518
August 31, 2000                                1.0000            .0562
August 31, 1999                                1.0000            .0476

U.S. GOVERNMENT MONEY MARKET
February 29, 2004*                             1.0000            .0032
August 31, 2003                                1.0000            .0099
August 31, 2002                                1.0000            .0188
August 31, 2001                                1.0000            .0507
August 31, 2000                                1.0000            .0551
August 31, 1999                                1.0000            .0462

TAX FREE MONEY MARKET
February 29, 2004*                             1.0000            .0021
August 31, 2003                                1.0000            .0069
August 31, 2002                                1.0000            .0119
August 31, 2001                                1.0000            .0305
August 31, 2000                                1.0000            .0331
August 31, 1999                                1.0000            .0267

*    For the six months ended February 29, 2004 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

                                                 $                   $                             $
                                            DISTRIBUTIONS      NET ASSET VALUE,     %          NET ASSETS,
                                              FROM NET             END OF          TOTAL      END OF PERIOD
                                          INVESTMENT INCOME        PERIOD        RETURN (a)       (000)
-----------------------------------------------------------------------------------------------------------
MONEY MARKET
February 29, 2004*                             (.0036)             1.0000            .36        9,569,276
August 31, 2003                                (.0104)             1.0000           1.05       10,744,370
August 31, 2002                                (.0196)             1.0000           1.98       10,657,389
August 31, 2001                                (.0518)             1.0000           5.31       10,724,407
August 31, 2000                                (.0562)             1.0000           5.78        8,556,244
August 31, 1999                                (.0476)             1.0000           4.86       10,084,283

U.S. GOVERNMENT MONEY MARKET
February 29, 2004*                             (.0032)             1.0000            .32        1,423,040
August 31, 2003                                (.0099)             1.0000            .99        1,404,226
August 31, 2002                                (.0188)             1.0000           1.89        2,016,054
August 31, 2001                                (.0507)             1.0000           5.19        2,061,913
August 31, 2000                                (.0551)             1.0000           5.65        1,525,265
August 31, 1999                                (.0462)             1.0000           4.74        1,239,304

TAX FREE MONEY MARKET
February 29, 2004*                             (.0021)             1.0000            .21          396,257
August 31, 2003                                (.0069)             1.0000            .69          445,166
August 31, 2002                                (.0119)             1.0000           1.20          572,360
August 31, 2001                                (.0305)             1.0000           3.10          461,123
August 31, 2000                                (.0331)             1.0000           3.37          272,205
August 31, 1999                                (.0267)             1.0000           2.71          262,393

                                                   %                   %                   %
                                            RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
                                               TO AVERAGE          TO AVERAGE       INVESTMENT INCOME
                                               NET ASSETS,         NET ASSETS,         TO AVERAGE
                                               NET (b)(c)           GROSS (b)        NET ASSETS (b)
-----------------------------------------------------------------------------------------------------
MONEY MARKET
February 29, 2004*                                .40                 .42                  .72
August 31, 2003                                   .40                 .42                 1.04
August 31, 2002                                   .39                 .39                 1.95
August 31, 2001                                   .38                 .38                 5.14
August 31, 2000                                   .39                 .39                 5.62
August 31, 1999                                   .40                 .40                 4.74

U.S. GOVERNMENT MONEY MARKET
February 29, 2004*                                .44                 .44                  .65
August 31, 2003                                   .41                 .41                 1.00
August 31, 2002                                   .40                 .40                 1.89
August 31, 2001                                   .40                 .40                 4.99
August 31, 2000                                   .42                 .42                 5.55
August 31, 1999                                   .42                 .42                 4.62

TAX FREE MONEY MARKET
February 29, 2004*                                .55                 .55                  .43
August 31, 2003                                   .53                 .53                  .69
August 31, 2002                                   .48                 .48                 1.17
August 31, 2001                                   .52                 .53                 2.97
August 31, 2000                                   .57                 .58                 3.31
August 31, 1999                                   .56                 .56                 2.67

  See accompanying notes which are an integral part of the financial statements.

SSgA
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios, which are in operation as of February 29, 2004. These financial statements report on three of the SSgA Funds, the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund, (the "Funds") each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

    Security valuation

    The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

    Securities transactions

    Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

    Investment income

    Interest income is recorded daily on the accrual basis.

    Federal income taxes

    Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Money Market and the US Government Money Market Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration date of August 31, 2011. At August 31, 2003, the capital loss carryovers are as follows:

    Money Market                                    $       9,747
    US Government Money Market                              5,172

    Dividends and distributions to shareholders

    The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Funds may periodically make reclassifications among certain of their capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    Expenses

    Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all the Funds based principally on their relative net assets.

    Repurchase Agreements

    The Funds may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  RELATED PARTIES

    Adviser

    The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of their average daily net assets.

    The Adviser has contractually agreed to reimburse the Money Market Fund for all expenses in excess of .40% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 29, 2004 was $819,867.

    The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

    The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transaction fees plus out-of-pocket expenses.

    State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

    In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                                  AMOUNT PAID
    ----------------------------------------------------------
    Money Market                                 $         327
    US Government Money Market                               2
    Tax Free Money Market                                1,079

    Administrator

    The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

    Distributor and Shareholder Servicing

    The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 29, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                          FIDUCIARY       HIGH NET
                                                                          INVESTORS         WORTH
                                        STATE STREET   GLOBAL MARKETS     SERVICES        SERVICES      CITISTREET
    ---------------------------------------------------------------------------------------------------------------
    Money Market                        $  1,280,123    $    504,759    $    404,700    $     14,483   $    242,104
    US Government Money Market               187,385              --         370,616           5,176             --
    Tax Free Money Market                     60,456              --         152,926          21,986             --

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2004.

    Insurance

    The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Money Market Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

    Board of Trustees

    The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

    Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

    Accrued fees payable to affiliates and trustees as of February 29, 2004 were as follows:

                                                                                  US GOVERNMENT      TAX FREE
                                                                   MONEY MARKET    MONEY MARKET    MONEY MARKET
    -----------------------------------------------------------------------------------------------------------
      Advisory fees                                                $   1,910,423    $   300,083     $    81,273
      Administrative fees                                                260,873         42,215          18,464
      Custodian fees                                                     264,658         38,254          18,746
      Distribution fees                                                  543,725         51,643           7,008
      Shareholder servicing fees                                         414,844         81,488           8,553
      Transfer agent fees                                                 65,917         11,404           6,775
      Trustees' fees                                                      35,228          6,574           3,199
                                                                   -------------    -----------     -----------
                                                                   $   3,495,668    $   531,661     $   144,018
                                                                   =============    ===========     ===========

    Beneficial Interest:

    As of February 29, 2004, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                          # OF SHAREHOLDERS          %
    -----------------------------------------------------------------------
    US Government Money Market                    1                 24.5
    Tax Free Money Market                         2                 73.9

4.  FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                                             (AMOUNTS IN THOUSANDS)
                                                                             FOR THE PERIODS ENDED
                                                                         ------------------------------
                                                                          FEBRUARY 29,      AUGUST 31,
                                                                              2004             2003
                                                                         -------------    -------------
    MONEY MARKET
      Proceeds from shares sold                                          $  70,409,924    $ 146,919,452
      Proceeds from reinvestment of distributions                               32,810          105,410
      Payments for shares redeemed                                         (71,617,838)    (146,937,870)
                                                                         -------------    -------------
      Total net increase (decrease)                                      $  (1,175,104)   $      86,992
                                                                         =============    =============
    US GOVERNMENT MONEY MARKET
      Proceeds from shares sold                                          $   7,769,999    $  14,401,950
      Proceeds from reinvestment of distributions                                3,051           10,795
      Payments for shares redeemed                                          (7,754,240)     (15,024,551)
                                                                         -------------    -------------
      Total net increase (decrease)                                      $      18,810    $    (611,806)
                                                                         =============    =============
    TAX FREE MONEY MARKET
      Proceeds from shares sold                                          $   1,218,995    $   2,934,238
      Proceeds from reinvestment of distributions                                  437            1,617
      Payments for shares redeemed                                          (1,268,355)      (3,063,190)
                                                                         -------------    -------------
      Total net increase (decrease)                                      $     (48,923)   $    (127,335)
                                                                         =============    =============

5.  INTERFUND LENDING PROGRAM

    The Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the US Government and Tax Free Money Market Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Interest Income on the Statement of Operations for the Money Market Fund includes $1,080 received under the Interfund Lending Program for the period ended February 29, 2004.

SSgA
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS --

FEBRUARY 29, 2004 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 24 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                      NO. OF
                              POSITION(S) HELD                                                      PORTFOLIOS
          NAME,                WITH FUND AND           TERM             PRINCIPAL OCCUPATION(S)     IN COMPLEX         OTHER
           AGE,                  LENGTH OF              OF                    DURING THE             OVERSEEN    DIRECTORSHIPS HELD
         ADDRESS                TIME SERVED           OFFICE                 PAST 5 YEARS           BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson,           Trustee since 1988    Appointed until  - Vice Chairman, Frank Russell       24      - Trustee, Frank
Age 64                                            successor is       Company;                                     Russell Investment
                            Interested Person of  duly elected     - Chairman of the Board, Frank                 Company Funds and
909 A Street                the SSgA Funds (as    and qualified      Russell Investment                           Russell Investment
Tacoma, WA 98402            defined in the 1940                      Management Company, Frank                    Funds (investment
                            Act) due to his       Until successor    Russell Investment Company                   companies); and
                            employment by the     is chosen and      Funds and Russell Investment               - Director, Russell
                            parent company of     qualified by       Funds; and                                   Insurance Agency,
                            the Administrator     the Trustees.    - Chairman of the Board and                    Inc., Frank
                                                                     Chief Executive Officer,                     Russell
                            Chairman of the                          Russell Fund Distributors,                   Investments
                            Board and President                      Inc. and Frank Russell Trust                 (Ireland) Limited,
                                                                     Company.                                     Frank Russell
                            Member, Governance                                                                    Investment Company
                            Committee                                                                             plc; Frank Russell
                                                                                                                  Investment Company
                            Member, Valuation                                                                     II plc, Frank
                            Committee                                                                             Russell Investment
                                                                                                                  Company III plc,
                                                                                                                  Frank Russell
                                                                                                                  Institutional
                                                                                                                  Funds plc, Frank
                                                                                                                  Russell Qualifying
                                                                                                                  Investor Fund, and
                                                                                                                  Frank Russell
                                                                                                                  Investments
                                                                                                                  (Cayman) Ltd.

                                                                                                      NO. OF
                              POSITION(S) HELD                                                      PORTFOLIOS
          NAME,                WITH FUND AND           TERM             PRINCIPAL OCCUPATION(S)     IN COMPLEX         OTHER
           AGE,                  LENGTH OF              OF                    DURING THE             OVERSEEN    DIRECTORSHIPS HELD
         ADDRESS                TIME SERVED           OFFICE                 PAST 5 YEARS           BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)

Timothy B. Harbert          Trustee since 2003    Appointed until  - 2001 to Present, Chairman          24      Listed under
Age 53                                            successor is       and Chief Executive Officer,               Principal
                            Interested Person of  duly elected       State Street Global                        Occupations
State Street Financial      the SSgA Funds as     and qualified      Advisors;
Center                      defined in the 1940                    - 1992 to 2001, President and
One Lincoln Street          Act) due to his                          Chief Operating Officer,
Boston, MA                  employment by an                         State Street Global
02111-2900                  affiliate of the                         Advisors;
                            Advisor                                - 1996 to Present, Executive
                                                                     Vice President, State Street
                            Member, Governance                       Bank & Trust Company;
                            Committee                              - Director, Citistreet, LLC;
                                                                     State Street Bank, Paris;
                            Member, Valuation                        State Street Global
                            Committee                                Advisors, Ltd., London;
                                                                     State Street Global
                                                                     Advisors, GmbH, Munich;
                                                                     State Street Global
                                                                     Advisors, Canada, Ltd.;
                                                                     State Street Global
                                                                     Advisors, Australia, Ltd.;
                                                                     State Street Global
                                                                     Advisors, Japan, Ltd.; State
                                                                     Street Global Markets, LLC;
                                                                     Bentley College;
                                                                   - Chairman of the Board,
                                                                     StreetTracks, LLC; State
                                                                     Street Global Advisors Fund
                                                                     Management, LLC; State
                                                                     Street Global Advisors, Inc.
                                                                     (Delaware); Bel Air
                                                                     Investment Advisors, LLC;
                                                                     and
                                                                   - President and Director,
                                                                     State Street Global
                                                                     Advisors, Cayman.


INDEPENDENT TRUSTEES

William L. Marshall         Trustee since 1988    Appointed until  - Chief Executive Officer and        24      None
Age 61                                            successor is       President, Wm. L. Marshall
                            Chairman, Audit       duly elected       Associates, Inc., Wm. L.
33 West Court Street        Committee             and qualified      Marshall Companies, Inc. and
Doylestown, PA 18901                                                 the Marshall Financial
                            Member, Governance                       Group, Inc. (a registered
                            Committee                                investment advisor and
                                                                     provider of financial and
                            Member, Valuation                        related consulting
                            Committee                                services);
                                                                   - Certified Financial Planner
                                                                     and Member, Financial
                                                                     Planners Association; and
                                                                   - Registered Representative
                                                                     and Principal for Securities
                                                                     with Cambridge Investment
                                                                     Research, Inc., Fairfield,
                                                                     Iowa.

                                                                                                      NO. OF
                              POSITION(S) HELD                                                      PORTFOLIOS
          NAME,                WITH FUND AND           TERM             PRINCIPAL OCCUPATION(S)     IN COMPLEX         OTHER
           AGE,                  LENGTH OF              OF                    DURING THE             OVERSEEN    DIRECTORSHIPS HELD
         ADDRESS                TIME SERVED           OFFICE                 PAST 5 YEARS           BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Steven J. Mastrovich        Trustee since 1988    Appointed until  - September 2000 to Present,         24      None
Age 47                                            successor is       Global Head of Structured
                            Member, Audit         duly elected       Real Estate, J.P. Morgan
623 Clapboard Street        Committee             and qualified      Investment Management
Westwood, MA 02090                                                   (private real estate
                            Member, Governance                       investment for clients
                            Committee                                primarily outside of the US
                                                                     to locate private real
                            Member, Valuation                        estate investments in the
                            Committee                                US);
                                                                   - January 2000 to September
                                                                     2000, Managing Director,
                                                                     HSBC Securities (USA) Inc.;
                                                                   - From 1998 to 2000,
                                                                     President, Key Global
                                                                     Capital, Inc.;
                                                                   - From 1997 to 1998, Partner,
                                                                     Squire, Sanders & Dempsey
                                                                     (law firm); and
                                                                   - From 1994 to 1997, Partner,
                                                                     Brown, Rudnick, Freed &
                                                                     Gesmer (law firm).

Patrick J. Riley            Trustee since 1988    Appointed until  - 2003 to Present, Associate         24      Director - SSgA Cash
Age 55                                            successor is       Justice, Commonwealth of                   Management Fund PLC,
                            Member, Audit         duly elected       Massachusetts Superior                     State Street Global
One Corporate Place         Committee             and qualified      Court; and                                 Advisors Ireland,
55 Ferncroft Road                                                  - 1985 to 2002, Partner,                     Ltd.
Danvers, MA 01923           Member, Governance                       Riley, Burke & Donahue,
                            Committee                                L.L.P. (law firm).

                            Member, Valuation
                            Committee

Richard D. Shirk            Trustee since 1988    Appointed until  - March 2001 to April 2002,          24      Listed under
Age 58                                            successor is       Chairman, Cerulean                         Principal
                            Member, Audit         duly elected       Companies, Inc. (holding                   Occupations
1180 Brookgate              Committee             and qualified      company) (Retired);
Way, NE                                                            - 1996 to March 2001,
Atlanta, GA 30319-          Member, Governance                       President and Chief
2877                        Committee                                Executive Officer, Cerulean
                                                                     Companies, Inc.;
                            Member, Valuation                      - 1992 to March 2001,
                            Committee                                President and Chief
                                                                     Executive Officer, Blue
                                                                     Cross/Blue Shield of
                                                                     Georgia;
                                                                   - 1993 to November 2001,
                                                                     Chairman and Board Member,
                                                                     Georgia Caring for Children
                                                                     Foundation (private
                                                                     foundation);
                                                                   - November 1998 to Present,
                                                                     Board Member, Healthcare
                                                                     Georgia Foundation (private
                                                                     foundation); and
                                                                   - September 2002 to Present,
                                                                     Board Member, Amerigroup
                                                                     Corp.

                                                                                                      NO. OF
                              POSITION(S) HELD                                                      PORTFOLIOS
          NAME,                WITH FUND AND           TERM             PRINCIPAL OCCUPATION(S)     IN COMPLEX         OTHER
           AGE,                  LENGTH OF              OF                    DURING THE             OVERSEEN    DIRECTORSHIPS HELD
         ADDRESS                TIME SERVED           OFFICE                 PAST 5 YEARS           BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Bruce D. Taber              Trustee since 1991    Appointed until  - Consultant, Computer               24      Director - SSgA Cash
Age 60                                            successor is       Simulation, General Electric               Management Fund PLC,
                            Member, Audit         duly elected       Industrial Control Systems.                State Street Global
26 Round Top Road           Committee             and qualified                                                 Advisors Ireland,
Boxford, MA 01921                                                                                               Ltd.
                            Member, Governance
                            Committee

                            Member, Valuation
                            Committee

Henry W. Todd               Trustee since 1988    Appointed until  - Chairman, President and CEO,       24      Director - SSgA Cash
Age 56                                            successor is       a.m. Todd Group, Inc.; and                 Management Fund PLC,
                            Member, Audit         duly elected     - President and CEO, Zink &                  State Street Global
150 Domorah Drive           Committee             and qualified      Triest Co., Inc. (dealer in                Advisors Ireland,
Montgomeryville, PA                                                  vanilla flavor materials).                 Ltd.
18936                       Member, Governance
                            Committee

                            Member, Valuation
                            Committee


                              POSITION(S) HELD
          NAME,                WITH FUND AND           TERM                         PRINCIPAL OCCUPATION(S)
           AGE,                  LENGTH OF              OF                                DURING THE
         ADDRESS                TIME SERVED           OFFICE                             PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites          Principal Executive   Until successor  - 2001 to Present, Senior Principal, State Street Global
Age 38                      Officer and Chief     is chosen and      Advisors;
                            Executive Officer     qualified by     - 2002 to Present, President, SSgA Fund Management, Inc.;
State Street Financial      since 2003            Trustees           Managing Director, Advisor Strategies;
Center                                                             - 1999 to 2001, Principal, Head of Exchange Traded Funds,
One Lincoln Street                                                   Offshore Funds and SSgA Latin America; and
Boston, MA 02111-2900                                              - 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold           Vice President and    Until successor  - Director - Global Regulatory Policy and Assistant Secretary,
Age 46                      Secretary since 1994  is chosen and      Frank Russell Company;
                                                  qualified by     - Assistant Secretary and Associate General Counsel, Frank
909 A Street                Chief Legal Officer   Trustees           Russell Investment Management Company, Frank Russell Capital
Tacoma, WA 98402            since 2003                               Inc., and Frank Russell Investments (Delaware), Inc.;
                                                                   - Assistant Secretary and Associate General Counsel, Russell Fund
                                                                     Distributors, Inc.
                                                                   - Director, Secretary and Associate General Counsel, Frank
                                                                     Russell Securities, Inc.; and
                                                                   - Director, Frank Russell Canada Limited/Limitee.

James Ross                  Vice President since  Until successor  - 2001 to Present, Principal, SSgA Funds Management, Inc.;
Age 38                      2002                  is chosen and    - 2000 to Present, Principal, State Street Global Advisors;
                                                  qualified by     - 1992 to 2000, Vice President, State Street Corporation; and
State Street Financial                            Trustees         - 2000 to Present, Vice President, StreetTracks Series Trust.
Center
One Lincoln Street
Boston, MA 02111-2900

Mark E. Swanson             Treasurer and         Until successor  - Director - Fund Administration, Frank Russell Investment
Age 40                      Principal Accounting  is chosen and      Management Company and Frank Russell Trust Company; and
                            Officer since 2000    qualified by     - Treasurer and Chief Accounting Officer, Frank Russell
909 A Street                                      Trustees           Investment Company and Russell Investment Funds.
Tacoma, WA 98402

SSgA
MONEY MARKET FUNDS

STATE STREET FINANCIAL CENTER
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327


TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

                                                             MMSAR-02/04 (40575)

[SSgA(R) FUNDS LOGO]


INSTITUTIONAL
MONEY MARKET FUNDS

US TREASURY MONEY MARKET FUND

PRIME MONEY MARKET FUND


SEMIANNUAL REPORT

FEBRUARY 29, 2004

                                   SSgA Funds

                        Institutional Money Market Funds

                          Semiannual Report (Unaudited)

                                February 29, 2004

                                Table of Contents

                                                                            PAGE
US Treasury Money Market Fund                                                  3
Prime Money Market Fund                                                        5
Notes to Schedules of Investments                                             11
Statement of Assets and Liabilities                                           12
Statement of Operations                                                       13
Statement of Changes in Net Assets                                            14
Financial Highlights                                                          15
Notes to Financial Statements                                                 17
Disclosure of Information about Fund Trustees and Officers                    21
Fund Management and Service Providers                                         26

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA

US TREASURY MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                                      PRINCIPAL                        DATE
                                                                      AMOUNT ($)        RATE            OF           VALUE
                                                                      OR SHARES          %           MATURITY          $
------------------------------------------------------------------------------------------------------------------------------
UNITED STATES TREASURY - 31.8%
United States Treasury Bills                                               35,000          0.970     07/29/04           34,858
United States Treasury Bills                                               50,000          0.970     07/29/04           49,798
United States Treasury Bills                                               10,000          0.965     08/19/04            9,954
United States Treasury Notes                                               15,000          3.625     03/31/04           15,029
United States Treasury Notes                                               30,000          3.250     05/31/04           30,152
United States Treasury Notes                                               90,000          2.875     06/30/04           90,502
United States Treasury Notes                                               64,000          2.250     07/31/04           64,308
United States Treasury Notes                                               20,000          2.125     08/31/04           20,095
                                                                                                                  ------------

TOTAL UNITED STATES TREASURY
(amortized cost $314,696)                                                                                              314,696
                                                                                                                  ------------

TOTAL INVESTMENTS - 31.8%
(amortized cost $314,696)                                                                                              314,696
                                                                                                                  ------------

REPURCHASE AGREEMENTS - 68.2%
Agreement with Bank of America Corp. and
   Bank of New York Co, Inc. (Tri-Party) of $9,903
   dated February 27, 2004 at 0.990% to be repurchased
   at $9,904 on March 1, 2004, collateralized by:
   $10,139 United States Treasury Obligations, valued at $10,102                                                         9,903
Agreement with Bear Stearns & Co., Inc. of $45,000
   dated February 27, 2004 at 0.980% to be repurchased
   at $45,004 on March 1, 2004, collateralized by:
   $46,760 United States Treasury Obligations, valued at $45,875                                                        45,000
Agreement with BNP Paribas Securities Corp. and
   Bank of New York Co., Inc. (Tri-Party) of $45,000
   dated February 27, 2004 at 0.990% to be repurchased at
   $45,004 on March 1, 20004, collateralized by: $45,177
   United States Treasury Obligations, valued at $45,900                                                                45,000
Agreement with Countrywide Funding and Bank of New York Co, Inc.
   (Tri-Party) of $45,000 dated February 27, 2004 at 0.980%
   to be repurchased at $45,004 on March 1, 2004,
   collateralized by: $43,541 United States Treasury
   Obligations, valued at $45,901                                                                                       45,000
Agreement with CS First Boston and J.P. Morgan Chase & Co.
   (Tri-Party) of $45,000 dated February 27, 2004
   at 1.000% to be repurchased at $45,004 on March 1, 2004,
   collateralized by: $33,932 United States Treasury
   Obligations, valued at $45,902                                                                                       45,000
Agreement with Deutsche Bank AG and Bank of New York Co, Inc.
   (Tri-Party) of $220,000 dated February 27, 2004 at 1.000%
   to be repurchased at $220,018 on March 1, 2004,
   collateralized by: $219,451 United States Treasury
   Obligations, valued at $224,400                                                                                     220,000
Agreement with Morgan Stanley and Bank of New York Co, Inc.
   (Tri-Party) of $45,000 dated February 27, 2004 at 0.980% to be repurchased at $45,004 on March 1, 2004,
   collateralized by: $68,656 United States Treasury
   Obligations, valued at $45,900                                                                                       45,000

                                                                                                                     VALUE
                                                                                                                       $
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
Agreement with UBS Warburg, LLC and J.P. Morgan Chase & Co.
   (Tri-Party) of $220,000 dated February 27, 2004 at 1.000% to be repurchased at $220,018 on March 1, 2004, collateralized by:
   $176,863 United States Treasury Obligations, valued at $224,402                                                     220,000
                                                                                                                  ------------

TOTAL REPURCHASE AGREEMENTS
(identified cost $674,903)                                                                                             674,903
                                                                                                                  ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.0%
(cost $989,599)(+)                                                                                                     989,599

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                                                                 466
                                                                                                                  ------------
NET ASSETS - 100.0%                                                                                                    990,065
                                                                                                                  ============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA

PRIME MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                                      PRINCIPAL                        DATE
                                                                      AMOUNT ($)        RATE            OF           VALUE
                                                                      OR SHARES           %          MATURITY          $
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 7.6%
American Express Centurion Bank (~)                                       100,000          1.059     12/08/04         100,000
Bank One NA (~)                                                            30,700          1.330     05/10/04          30,715
Bank One NA (~)                                                            50,000          1.019     12/13/04          49,988
Caterpillar Financial Services (~)                                         40,000          1.280     03/05/04          40,001
Fifth Third Bank (~)                                                       50,000          0.994     12/16/04          49,984
General Electric Capital Corp. (~)                                         40,000          1.179     03/09/05          40,000
General Electric Co. (~)                                                   40,000          1.174     03/17/05          40,000
Goldman Sachs Group Inc. (~)                                               50,000          1.210     02/03/05          50,000
HBOS Treasury Services  (~)                                                55,000          1.090     03/01/05          55,000
Merrill Lynch & Co., Inc. (~)                                              50,000          1.060     01/31/05          49,995
Merrill Lynch & Co., Inc. (~)                                              80,000          1.100     03/04/05          80,000
Morgan Stanley (~)                                                         80,000          1.100     03/04/05          80,000
National City Bank Kentucky (~)                                            25,000          1.030     03/15/04          25,000
Southtrust Bank NA (~)                                                     25,000          1.200     05/24/04          25,007
Toyota Motor Credit (~)                                                    50,000          1.039     10/07/04          50,000
U.S. Bancorp (~)                                                           50,000          1.040     07/26/04          49,999
U.S. Bancorp (~)                                                           50,000          1.036     09/20/04          50,001
Wells Fargo & Company (~)                                                  75,000          1.040     06/01/04          75,000
Wells Fargo & Company (~)                                                  50,000          1.031     09/22/04          50,000
Westpac Banking Corp. (~)                                                  50,000          1.024     08/18/04          49,998
World Savings Bank FSB                                                     50,000          1.080     03/03/04          50,000
                                                                                                                  ------------

TOTAL CORPORATE BONDS AND NOTES
(amortized cost $1,090,688 )                                                                                        1,090,688
                                                                                                                  ------------

DOMESTIC CERTIFICATES OF DEPOSIT - 5.5%
Bank of New York Company Inc. (~)                                          38,000          1.044     06/17/04          38,000
Bank of New York Company Inc.                                              95,000          1.030     07/01/04          94,975
Bank of New York Company Inc. (~)                                          75,000          1.019     08/16/04          74,995
Bank of New York Company Inc.                                              50,000          1.385     10/29/04          49,995
Citigroup, Inc. (~)                                                        35,000          1.329     03/09/04          35,002
J.P. Morgan Chase & Co. (~)                                               100,000          1.040     10/29/04         100,000
Southtrust Bank, NA (~)                                                    75,000          1.100     04/12/04          75,000
Southtrust Bank, NA                                                        75,000          1.100     08/06/04          75,000
Southtrust Bank, NA (~)                                                    50,000          1.090     12/15/04          49,988
Southtrust Bank, NA (~)                                                   100,000          1.080     01/10/05          99,986
Wells Fargo Bank NA                                                       100,000          1.040     03/09/04         100,000
                                                                                                                  ------------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
(amortized cost $792,941)                                                                                              792,941
                                                                                                                  ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 9.7%
Alliance & Leicester PLC                                                  100,000          1.160     03/08/04          100,000
Alliance & Leicester PLC                                                   50,000          1.100     04/06/04           50,000
Alliance & Leicester PLC                                                  100,000          1.150     07/07/04          100,000
Banco Bilbao Vizcaya Argentaria                                            50,000          1.100     07/30/04           50,000
Barclays Bank PLC                                                          50,000          1.070     04/08/04           50,000
Barclays Bank PLC                                                         138,000          1.095     07/26/04          138,014
Commonwealth Bank Australia                                               115,000          1.260     07/30/04          115,000
Credit Lyonnais                                                           200,000          1.160     03/09/04          200,000
HBOS Treasury Services PLC                                                 40,000          1.160     03/22/04           40,001
HBOS Treasury Services PLC                                                200,000          1.130     08/13/04          200,000

                                                                      PRINCIPAL                        DATE
                                                                      AMOUNT ($)        RATE            OF           VALUE
                                                                      OR SHARES           %          MATURITY          $
------------------------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT - (CONTINUED)
HBOS Treasury Services PLC                                                 46,000          1.100     08/20/04           46,000
Royal Bank of Scotland                                                     50,000          1.070     04/08/04           50,000
Societe Generale                                                           31,000          1.170     10/29/04           31,000
Societe Generale                                                           50,000          1.180     11/01/04           50,000
Unicredito Italiano Spa                                                    78,000          1.095     04/06/04           78,001
Unicredito Italiano Spa                                                    50,000          1.080     04/13/04           50,000
Unicredito Italiano Spa                                                    50,000          1.045     04/26/04           50,000
                                                                                                                  ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(amortized cost $1,398,016)                                                                                          1,398,016
                                                                                                                  ------------

DOMESTIC TIME DEPOSIT - 1.4%
Branch Banking & Trust Co.                                                200,000          1.040     04/23/04          200,000
                                                                                                                  ------------

TOTAL DOMESTIC TIME DEPOSIT
(amortized cost $200,000)                                                                                              200,000
                                                                                                                  ------------

DOMESTIC COMMERCIAL PAPER - 23.9%
Amstel Funding Corp.                                                      100,000          1.110     08/11/04           99,497
Amsterdam Funding Corporation                                              75,000          1.040     04/07/04           74,920
Atlantis One Funding Corporation                                           11,008          1.120     03/01/04           11,008
Atlantis One Funding Corporation                                           20,000          1.100     04/12/04           19,974
Atlantis One Funding Corporation                                           75,460          1.140     04/20/04           75,341
Atlantis One Funding Corporation                                           68,857          1.085     08/11/04           68,519
Bank of America                                                           150,000          1.050     05/03/04          149,724
Bank of America                                                           100,000          1.070     05/04/04           99,810
Bank of America                                                           100,000          1.050     05/11/04           99,793
Cancara Asset Securitization Limited                                       33,411          1.130     03/22/04           33,389
Charta LLC                                                                 65,000          1.050     03/01/04           65,000
Charta LLC                                                                 75,000          1.030     03/09/04           74,983
Charta LLC                                                                100,000          1.040     04/05/04           99,899
Citigroup Global Markets Holdings Inc.                                     50,000          1.040     05/25/04           49,877
Corporate Asset Funding Corp.                                              98,600          1.030     03/11/04           98,572
CRC Funding LLC                                                           150,000          1.030     03/16/04          149,936
CRC Funding LLC                                                           132,000          1.040     04/01/04          131,882
Edison Asset Securitization LLC                                            50,000          1.100     03/01/04           50,000
Edison Asset Securitization LLC                                           100,000          1.040     03/10/04           99,974
Edison Asset Securitization LLC                                            67,000          1.040     03/22/04           66,959
Edison Asset Securitization LLC                                           100,000          1.080     08/16/04           99,496
GE Capital International Funding, Inc.                                     30,000          1.060     04/07/04           29,967
GE Capital International Funding, Inc.                                     50,000          1.160     04/21/04           49,918
GE Capital International Funding, Inc.                                     80,000          1.070     06/08/04           79,765
General Electric Capital Corp.                                             50,000          1.100     03/02/04           49,998
General Electric Capital Corp.                                             50,000          1.120     03/03/04           49,997
Giro Balanced Funding Corp.                                                46,443          1.050     05/04/04           46,356
Giro Funding US Corp.                                                      87,930          1.050     03/05/04           87,920
Giro Funding US Corp.                                                      90,324          1.050     05/10/04           90,140
Govco Inc.                                                                 75,000          1.050     05/11/04           74,845
Govco Inc.                                                                 50,000          1.045     05/19/04           49,885
Grampian Funding LTD                                                       40,000          1.150     07/01/04           39,844
Grampian Funding LTD                                                      150,000          1.070     07/19/04          149,376
Grampian Funding LTD                                                       86,000          1.080     08/17/04           85,564

                                                                      PRINCIPAL                        DATE
                                                                      AMOUNT ($)        RATE            OF           VALUE
                                                                      OR SHARES           %          MATURITY          $
------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMERCIAL PAPER - (CONTINUED)
Jupiter Secur Corp.                                                       150,000          1.035     03/18/04          149,927
Liberty Street Funding Co.                                                 40,000          1.100     03/11/04           39,988
Morgan Stanley                                                            100,000          1.030     03/03/04           99,994
Morgan Stanley                                                            100,000          1.040     04/14/04           99,873
Morgan Stanley (~)                                                         38,000          1.130     08/27/04           38,000
Newport Funding Corp.                                                      80,000          1.040     03/08/04           79,984
Old Line Funding Corp.                                                     25,828          1.040     04/22/04           25,789
Saint Germain Holdings LTD                                                 50,000          1.120     03/23/04           49,966
Sheffield Receivables Corp.                                               152,450          1.035     03/29/04          152,327
Surrey Funding Corp.                                                       67,000          1.065     04/16/04           66,909
Thunder Bay Funding, Inc.                                                  25,037          1.040     04/15/04           25,004
                                                                                                                  ------------

TOTAL DOMESTIC COMMERCIAL PAPER
(amortized cost $3,429,889)                                                                                          3,429,889
                                                                                                                  ------------

FOREIGN COMMERCIAL PAPER - 3.6%
Bank of Ireland                                                           100,000          1.090     03/04/04           99,991
Commonwealth Bank Australia                                                50,000          1.190     06/04/04           49,843
Credit Lyonnais North America                                              75,000          1.090     03/22/04           74,952
Den Danske Corporation                                                     50,000          1.095     06/08/04           49,849
Den Danske Corporation                                                     33,000          1.080     08/23/04           32,827
Quebec Province                                                            80,000          1.290     07/23/04           79,587
Swedbank                                                                   50,000          1.100     03/09/04           49,988
Westpac Capital Corp.                                                      75,000          1.140     07/01/04           74,710
                                                                                                                  ------------

TOTAL FOREIGN COMMERCIAL PAPER
(amortized cost $511,747)                                                                                              511,747
                                                                                                                  ------------

UNITED STATES GOVERNMENT AGENCIES - 11.8%
Federal Home Loan Bank                                                    100,000          1.250     07/02/04          100,000
Federal Home Loan Bank                                                     70,000          1.214     08/04/04           70,000
Federal Home Loan Bank Discount Notes                                      47,780          1.110     03/15/04           47,759
Federal Home Loan Bank Discount Notes                                      40,000          1.070     05/20/04           39,905
Federal Home Loan Mortgage Corp.                                           50,000          1.200     06/09/04           49,833
Federal Home Loan Mortgage Corp.                                           24,300          1.075     07/19/04           24,198
Federal Home Loan Mortgage Corp. (~)                                      200,000          1.010     12/10/04          199,961
Federal Home Loan Mortgage Corp. (~)                                      100,000          1.009     12/15/04           99,984
Federal National Mortgage Association                                      50,000          5.625     05/14/04           50,439
Federal National Mortgage Association                                      68,000          1.370     08/20/04           67,555
Federal National Mortgage Association (~)                                 100,000          1.111     09/10/04          100,000
Federal National Mortgage Association                                     100,000          1.350     10/22/04          100,000
Federal National Mortgage Association                                      17,000          1.270     11/18/04           16,843
Federal National Mortgage Association (~)                                 100,000          1.080     12/13/04           99,980
Federal National Mortgage Association                                     100,000          1.650     12/30/04          100,000
Federal National Mortgage Association                                      50,000          1.560     02/04/05           50,000
Federal National Mortgage Association Discount Notes                      100,000          1.170     06/03/04           99,695
Federal National Mortgage Association Discount Notes                       94,850          1.080     06/25/04           94,520
Federal National Mortgage Association Discount Notes                      150,000          1.100     06/25/04          149,468
Federal National Mortgage Association Discount Notes                       40,000          1.120     06/25/04           39,856
Federal National Mortgage Association Discount Notes                       20,000          1.270     09/17/04           19,859

                                                                      PRINCIPAL                        DATE
                                                                      AMOUNT ($)        RATE            OF           VALUE
                                                                      OR SHARES           %          MATURITY          $
------------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - (CONTINUED)
Federal National Mortgage Association Discount Notes                       50,000          1.130     10/15/04           49,642
Federal National Mortgage Association Discount Notes                       25,000          1.210     01/07/05           24,738
                                                                                                                  ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES
(amortized cost $1,694,235)                                                                                          1,694,235
                                                                                                                  ------------

UNITED STATES TREASURY - 1.2%
United States Treasury Notes                                               40,000          3.250     05/31/04           40,211
United States Treasury Notes                                              135,000          2.875     06/30/04          135,825
                                                                                                                  ------------

TOTAL UNITED STATES TREASURY
(amortized cost $176,036)                                                                                              176,036
                                                                                                                  ------------

YANKEE CERTIFICATE OF DEPOSIT - 21.2%
Abbey National Treasury Services PLC (~)                                   29,000          1.045     04/02/04           29,000
Banco Bilbao Vizcaya Argentaria (~)                                        50,000          1.049     04/08/04           50,000
Bank of Nova Scotia (~)                                                    50,000          1.025     06/02/04           49,997
Bank of Nova Scotia                                                        50,000          1.390     09/07/04           49,996
Bank of Nova Scotia (~)                                                    65,000          1.025     09/13/04           64,995
Bank of Nova Scotia (~)                                                    50,000          1.036     09/20/04           49,999
Bank of Nova Scotia (~)                                                    10,000          1.040     10/04/04            9,999
Bank of Nova Scotia                                                        50,000          1.230     10/07/04           49,997
Barclays Bank PLC (~)                                                      50,000          1.025     06/02/04           49,997
Barclays Bank PLC (~)                                                     100,000          1.029     11/08/04           99,990
CIBC                                                                       40,000          1.060     06/29/04           39,997
CIBC (~)                                                                   75,000          1.035     10/04/04           74,993
CIBC                                                                       50,000          1.230     10/07/04           49,995
CIBC                                                                       40,000          1.510     12/03/04           39,997
Den Danske Bank (~)                                                       100,000          1.024     09/15/04           99,992
Den Danske Bank (~)                                                        50,000          1.050     01/24/05           49,993
Den Danske Corp.                                                           95,000          1.400     09/07/04           94,995
Den Danske Corp.                                                          100,000          1.270     09/24/04           99,994
Deutsche Bank AG (~)                                                       65,000          1.030     03/26/04           65,000
Deutsche Bank AG                                                           50,000          1.250     10/26/04           50,000
Dexia Bank (~)                                                            150,000          1.025     06/01/04          149,992
HBOS Treasury Services (~)                                                 50,000          1.020     08/31/04           49,998
HBOS Treasury Services (~)                                                 50,000          1.020     11/01/04           49,993
Landesbank Baden Wuerttemberg (~)                                          50,000          1.094     03/15/04           50,001
Lloyds TSB Bank PLC                                                        50,000          1.180     06/07/04           50,000
Rabobank Nederland NV (~)                                                  50,000          1.028     03/15/04           50,000
Rabobank Nederland NV                                                      42,000          1.310     08/06/04           41,998
Rabobank Nederland NV                                                      90,000          1.230     10/01/04           89,907
Rabobank Nederland NV                                                      60,000          1.395     11/08/04           59,994
Royal Bank of Canada (~)                                                   25,000          1.030     03/15/04           25,000
Royal Bank of Canada                                                       20,000          1.345     03/25/04           20,000
Royal Bank of Canada (~)                                                   90,000          1.025     09/13/04           89,993
Royal Bank of Canada (~)                                                  100,000          1.020     09/27/04           99,991
Royal Bank of Canada (~)                                                  100,000          1.020     10/25/04           99,990
Royal Bank of Scotland (~)                                                 75,000          1.011     05/21/04           74,997
Royal Bank of Scotland (~)                                                 25,000          1.024     09/15/04           24,998
Royal Bank of Scotland (~)                                                 40,000          1.015     09/29/04           39,995
Royal Bank of Scotland                                                    100,000          1.410     01/07/05           99,991

                                                                      PRINCIPAL                        DATE
                                                                      AMOUNT ($)        RATE            OF           VALUE
                                                                      OR SHARES           %          MATURITY          $
------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT - (CONTINUED)
Societe Generale (~)                                                       35,000          1.040     03/10/04           35,000
Svenska Handelsbanken                                                      25,000          1.305     03/22/04           25,000
Svenska Handelsbanken                                                      50,000          1.410     08/31/04           49,997
Svenska Handelsbanken (~)                                                  45,000          1.019     09/13/04           44,991
Svenska Handelsbanken (~)                                                  50,000          1.029     09/13/04           49,995
Svenska Handelsbanken (~)                                                 100,000          1.010     11/24/04           99,978
Toronto Dominion Bank (~)                                                 100,000          1.010     11/29/04           99,977
Toronto Dominion Bank (~)                                                  50,000          1.020     12/10/04           49,988
UBS AG                                                                     85,000          1.410     01/07/05           84,993
Westpac Banking Corp. (~)                                                  40,000          1.030     06/02/04           39,998
Westpac Banking Corp. (~)                                                  25,000          1.025     06/03/04           24,999
Westpac Banking Corp. (~)                                                  50,000          1.029     06/07/04           49,997
Westpac Banking Corp. (~)                                                  50,000          1.029     10/12/04           49,998
                                                                                                                  ------------

TOTAL YANKEE CERTIFICATE OF DEPOSITS
(amortized cost $3,040,675)                                                                                          3,040,675
                                                                                                                  ------------

TOTAL INVESTMENTS - 85.9%
(amortized cost $12,334,227)                                                                                        12,334,227
                                                                                                                  ------------

REPURCHASE AGREEMENTS - 14.1%
Agreement with ABN AMRO and The Bank of New York (Tri-Party) of
   $45,000 acquired on February 27, 2004 at 0.990% to be
   repurchased at $45,004 on March 1, 2004, collateralized by:
   $46,000 U.S. Treasury Obligations, valued at $45,900                                                                 45,000
Agreement with Bank of America and The Bank of New York
   (Tri-Party) of $555,000 acquired on February 27, 2004 at 1.060%
   to be repurchased at $555,049 on March 1, 2004, collateralized
   by: $576,741 Mortgage Obligations, valued at $566,100                                                               555,000
Agreement with BNP Paribas and The Bank of New York (Tri-Party)
   of $114,000 acquired on February 27, 2004 at 1.113% to be
   repurchased at $114,011 on March 1, 2004, collateralized by:
   $108,027 Corporate Obligations, valued at $116,280                                                                  114,000
Agreement with Countrywide Funding and The Bank of New York
   (Tri-Party) of $50,000 acquired on February 27, 2004 at 1.133%
   to be repurchased at $50,005 on March 1, 2004, collateralized
   by: $61,290 Asset Backed Obligations, valued at $51,000                                                              50,000
Agreement with Credit Suisse First Boston and
   JP Morgan Chase & Co. (Tri-Party) of $278,386 acquired on
   February 27, 2004 at 1.060% to be repurchased at $278,411 on
   March 1, 2004, collateralized by: $255,155 United States Agency
   Obligations, valued at $283,954                                                                                     278,386
Agreement with Deutsche Bank and The Bank of New York (Tri-Party)
   of $275,000 acquired on February 27, 2004 at 1.113% to be
   repurchased at $275,025 on March 1, 2004, collateralized by:
   $260,345 Corporate Obligations, valued at $280,500                                                                  275,000
Agreement with J.P. Morgan Securities, Inc. and
   J.P. Morgan Chase & Co. (Tri-Party) of $190,000 acquired on
   February 27, 2004 at 1.123% to be repurchased at $190,018 on
   March 1, 2004, collateralized by: $200,504 Corporate
   Obligations, valued at $193,803                                                                                     190,000

                                                                                                                     VALUE
                                                                                                                       $
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
Agreement with Lehman Brothers and JP Morgan Chase & Co.
   (Tri-Party) of $200,000 acquired on February 27, 2004 at 1.143%
   to be repurchased at $200,019 on March 1, 2004, collateralized
   by: $6,701 Equity Securities, valued at $210,243                                                                    200,000
Agreement with Lehman Brothers and JP Morgan Chase & Co.
   (Tri-Party) of $50,000 acquired on February 27, 2004 at 1.113%
   to be repurchased at $50,005 on March 1, 2004, collateralized
   by: $83,631 Asset Backed Obligations, valued at $51,000                                                              50,000
Agreement with Morgan Stanley and The Bank of New York
   (Tri-Party) of $20,000 acquired on February 27, 2004 at 1.060%
   to be repurchased at $20,002 on March 1, 2004, collateralized
   by: $24,384 Mortgage Obligations, valued at $20,400                                                                  20,000
Agreement with UBS Warburg and JP Morgan Chase & Co.
   (Tri-Party) of $46,000 acquired on February 27, 2004 at 1.050%
   to be repurchased at $46,004 on March 1, 2004, collateralized
   by: $91,415 Mortgage Obligations, valued at $46,921                                                                  46,000
Agreement with UBS Warburg and JP Morgan Chase & Co.
   (Tri-Party) of $200,000 acquired on February 27, 2004 at 1.040%
   to be repurchased at $200,017 on March 1, 2004, collateralized
   by: $347,620 Mortgage Obligations, valued at $204,003                                                               200,000
                                                                                                                  ------------

TOTAL REPURCHASE AGREEMENTS
(identified cost $2,023,386)                                                                                         2,023,386
                                                                                                                  ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.0%
(cost $14,357,613)(+)                                                                                               14,357,613
                                                                                                                  ------------

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                                                               3,672
                                                                                                                  ------------

Net Assets - 100.0%                                                                                                 14,361,285
                                                                                                                  ============


AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

(~) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(+) The identified cost for federal income tax purpose is the same as shown above.

See accompanying notes which are an integral part of the financial statements.

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (UNAUDITED)

                                                              U.S. TREASURY           PRIME
AMOUNTS IN THOUSANDS                                        MONEY MARKET FUND   MONEY MARKET FUND
-------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                             $         314,696   $      12,334,227
-------------------------------------------------------------------------------------------------
Investments at amortized cost which approximates value                314,696          12,334,227
Repurchase agreements at cost which approximates value                674,903           2,023,386
Interest receivable                                                     1,295              16,318
Prepaid expenses                                                            7                   6
                                                            -----------------   -----------------
Total assets                                                          990,901          14,373,937
                                                            -----------------   -----------------

LIABILITIES
Payables:
      Accrued fees to affiliates                                          172               1,931
      Other accrued expenses                                               32                 274
      Dividends                                                           632              10,447
                                                            -----------------   -----------------
Total liabilities                                                         836              12,652
                                                            -----------------   -----------------

NET ASSETS                                                  $         990,065   $      14,361,285
                                                            =================   =================

Net Assets Consist of:
Accumulated net realized gain (loss)                        $               2   $              16
Shares of beneficial interest                                             990              14,361
Additional paid-in capital                                            989,073          14,346,908
                                                            -----------------   -----------------
NET ASSETS                                                  $         990,065   $      14,361,285
                                                            =================   =================


NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share *                              $            1.00   $            1.00
      Net assets                                            $     990,064,778   $  14,361,285,405
      Shares outstanding ($.001 par value)                        990,075,164      14,361,308,397

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                              U.S. TREASURY           PRIME
AMOUNTS IN THOUSANDS                                        MONEY MARKET FUND   MONEY MARKET FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Interest                                              $           5,394   $          73,675

EXPENSES
      Advisory fees                                                     1,322               9,857
      Administrative fees                                                 178               2,023
      Custodian fees                                                      104               1,010
      Distribution fees                                                   109               1,078
      Transfer agent fees                                                  23                  88
      Professional fees                                                    20                  90
      Registration fees                                                    17                 134
      Shareholder servicing fees                                          132               1,636
      Trustees' fees                                                       12                  81
      Insurance fees                                                        6               1,269
      Printing fees                                                         5                  46
      Miscellaneous                                                        16                  27
                                                            -----------------   -----------------
      Expenses before reductions                                        1,944              17,339
      Expense reductions                                                 (887)             (4,198)
                                                            -----------------   -----------------
Net expenses                                                            1,057              13,141
                                                            -----------------   -----------------
Net investment income (loss)                                            4,337              60,534
                                                            -----------------   -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                     4                   3
                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $           4,341   $          60,537
                                                            =================   =================

  See accompanying notes which are an integral part of the financial statements.

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                           U.S. TREASURY MONEY MARKET FUND           PRIME MONEY MARKET FUND
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED      FISCAL YEAR     SIX MONTHS ENDED      FISCAL YEAR
                                                         FEBRUARY 29, 2004        ENDED        FEBRUARY 29, 2004        ENDED
AMOUNTS IN THOUSANDS                                         (UNAUDITED)     AUGUST 31, 2003      (UNAUDITED)      AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                       $           4,337   $        11,559   $          60,534   $       107,799
      Net realized gain (loss)                                           4                (3)                  3                22
                                                         -----------------   ---------------   -----------------   ---------------
Net increase (decrease) in net assets from operations                4,341            11,556              60,537           107,821
                                                         -----------------   ---------------   -----------------   ---------------

DISTRIBUTIONS
      From net investment income                                    (4,337)          (11,559)            (60,534)         (107,799)
                                                         -----------------   ---------------   -----------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                              115,849          (391,255)          3,271,343         4,933,186
                                                         -----------------   ---------------   -----------------   ---------------

TOTAL NET INCREASE (DECREASE)
   IN NET ASSETS                                                   115,853          (391,258)          3,271,346         4,933,208

NET ASSETS
      Beginning of period                                          874,212         1,265,470          11,089,939         6,156,731
                                                         -----------------   ---------------   -----------------   ---------------

      End of period                                      $         990,065   $       874,212   $      14,361,285   $    11,089,939
                                                         =================   ===============   =================   ===============

See accompanying notes which are an integral part of the financial statements.

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                         $                $
                                  NET ASSET VALUE,       NET
                                    BEGINNING OF      INVESTMENT
                                       PERIOD        INCOME (LOSS)
------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

February 29, 2004*                     1.0000           .0041
August 31, 2003                        1.0000           .0113
August 31, 2002                        1.0000           .0181
August 31, 2001                        1.0000           .0508
August 31, 2000                        1.0000           .0551
August 31, 1999                        1.0000           .0473

PRIME MONEY MARKET FUND

February 29, 2004*                     1.0000           .0046
August 31, 2003                        1.0000           .0124
August 31, 2002                        1.0000           .0209
August 31, 2001                        1.0000           .0535
August 31, 2000                        1.0000           .0580
August 31, 1999                        1.0000           .0496

*    For the six months ended February 29, 2004 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

                                                                                                            %
                                         $                  $                             $          RATIO OF EXPENSES
                                    DISTRIBUTIONS     NET ASSET VALUE,       %        NET ASSETS,        TO AVERAGE
                                      FROM NET            END OF           TOTAL     END OF PERIOD       NET ASSETS,
                                  INVESTMENT INCOME       PERIOD         RETURN(a)       (000)            NET(b)(c)
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

February 29, 2004*                     (.0041)             1.0000           .41          990,065            .20
August 31, 2003                        (.0113)             1.0000          1.13          874,212            .20
August 31, 2002                        (.0181)             1.0000          1.83        1,265,470            .20
August 31, 2001                        (.0508)             1.0000          5.20        1,845,064            .20
August 31, 2000                        (.0551)             1.0000          5.65        1,093,913            .20
August 31, 1999                        (.0473)             1.0000          4.84        1,115,614            .20

PRIME MONEY MARKET FUND

February 29, 2004*                     (.0046)             1.0000           .46       14,361,285            .20
August 31, 2003                        (.0124)             1.0000          1.25       11,089,939            .20
August 31, 2002                        (.0209)             1.0000          2.11        6,156,731            .20
August 31, 2001                        (.0535)             1.0000          5.48        4,033,364            .20
August 31, 2000                        (.0580)             1.0000          6.00        3,962,314            .20
August 31, 1999                        (.0496)             1.0000          5.08        2,415,231            .20

                                             %                  %
                                     RATIO OF EXPENSES     RATIO OF NET
                                         TO AVERAGE      INVESTMENT INCOME
                                         NET ASSETS,        TO AVERAGE
                                          GROSS(b)         NET ASSETS(b)
--------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

February 29, 2004*                          .37                 .82
August 31, 2003                             .36                1.16
August 31, 2002                             .36                1.85
August 31, 2001                             .37                5.09
August 31, 2000                             .38                5.51
August 31, 1999                             .39                4.73

PRIME MONEY MARKET FUND

February 29, 2004*                          .26                 .92
August 31, 2003                             .27                1.21
August 31, 2002                             .27                2.02
August 31, 2001                             .25                5.26
August 31, 2000                             .25                5.93
August 31, 1999                             .26                4.96

  See accompanying notes which are an integral part of the financial statements.

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios, referred to as "the Funds", which are in operation as of February 29, 2004. These financial statements report on two Funds, the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value. Effective August 25, 2003 the Funds began offering Class T shares. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. As of the date of this report there are no Class T shares outstanding.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    Security valuation

    The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

    Securities transactions

    Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

    Investment income

    Interest income is recorded daily on the accrual basis.

    Federal income taxes

    Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2003, the capital loss carryovers and expiration dates are as follows:

                                            08/31/2009   08/31/2010   08/31/2011
    ------------------------------------------------------------------------------
    US Treasury Money Market                $       --   $       --   $    8,885
    Prime Money Market                          37,668           --           --

    Dividends and distributions to shareholders

    The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Funds may periodically make reclassifications among certain of their capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    Expenses

    Most expenses can be directly attributed to the individual Funds. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

    Repurchase agreements

    The Funds may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  RELATED PARTIES

    Adviser

    The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

                                         %
    ----------------------------------------
    US Treasury Money Market            0.25
    Prime Money Market                  0.15

    The Adviser has contractually agreed on the US Treasury Money Market Fund to waive .15% of its .25% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amount of the waiver and reimbursement for the period ended February 29, 2004, was $793,050 and $93,531, respectively.

    The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 29, 2004 were $3,285,610 and $912,115, respectively.

    The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

    The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

    State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

    In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                                 AMOUNT PAID
    ----------------------------------------------------------
    US Treasury Money Market                     $       208
    Prime Money Market                                   439

    Administrator

    The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios of the Investment Company: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

    Distributor and shareholder servicing

    The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of .025% to State Street, based upon the average daily value of all Fund shares held. For the period ended February 29, 2004 the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                         $
    ----------------------------------------------------------
    US Treasury Money Market                           132,175
    Prime Money Market                               1,642,805

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Funds on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Funds on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2004.

    Insurance

    The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

    Board of trustees

    The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

    Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

    Accrued fees payable to affiliates and trustees as of February 29, 2004 were as follows:

                                                  US TREASURY       PRIME
                                                  MONEY MARKET   MONEY MARKET
    -------------------------------------------------------------------------
    Advisory fees                                 $     49,681   $    938,147
    Administrative fees                                 41,124        366,220
    Custodian fees                                      27,698        306,085
    Distribution fees                                   21,557          8,114
    Shareholder servicing fees                          19,312        275,821
    Transfer agent fees                                  8,427          9,964
    Trustees' fees                                       4,075         26,466
                                                  ------------   ------------
                                                  $    171,874   $  1,930,817
                                                  ============   ============

    Beneficial interest

    As of February 29, 2004, the following table includes shareholders (all of which were affiliates of the Investment Companies) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective
    Fund:

                                                  # OF SHAREHOLDERS    %
    ----------------------------------------------------------------------
    US Treasury Money Market                              1           78.0
    Prime Money Market                                    1           87.4

4.  FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                          (AMOUNTS IN THOUSANDS)
                                                          FOR THE PERIODS ENDED
                                                    -----------------------------------
                                                    FEBRUARY 29, 2004   AUGUST 31, 2003
                                                    -----------------   ---------------
    US TREASURY MONEY MARKET
      Proceeds from shares sold                     $       8,467,203   $    11,135,473
      Proceeds from reinvestment of distributions               3,760             7,522
      Payments for shares redeemed                         (8,355,114)      (11,534,250)
                                                    -----------------   ---------------
      Total net increase (decrease)                 $         115,849   $      (391,255)
                                                    =================   ===============
    PRIME MONEY MARKET
      Proceeds from shares sold                     $      66,286,191   $    82,304,415
      Proceeds from reinvestment of distributions              57,541           102,947
      Payments for shares redeemed                        (63,072,389)      (77,474,176)
                                                    -----------------   ---------------
      Total net increase (decrease)                 $       3,271,343   $     4,933,186
                                                    =================   ===============

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS --

FEBRUARY 29, 2004 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 24 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                      NO. OF
                        POSITION(S) HELD                                                            PORTFOLIOS
        NAME,            WITH FUND AND            TERM               PRINCIPAL OCCUPATION(S)        IN COMPLEX         OTHER
         AGE,               LENGTH OF              OF                       DURING THE               OVERSEEN     DIRECTORSHIPS HELD
       ADDRESS            TIME SERVED            OFFICE                    PAST 5 YEARS             BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson,     Trustee since 1988    Appointed until    - Vice Chairman, Frank Russell           24      - Trustee, Frank
Age 64                                      successor is duly    Company;                                         Russell
                      Interested Person of  elected and        - Chairman of the Board, Frank                     Investment
909 A Street          the SSgA Funds (as    qualified            Russell Investment Management                    Company Funds
Tacoma, WA 98402      defined in the 1940                        Company, Frank Russell Investment                and Russell
                      Act) due to his       Until successor      Company Funds and Russell                        Investment
                      employment by the     is chosen and        Investment Funds; and                            Funds
                      parent company of     qualified by the   - Chairman of the Board and Chief                  (investment
                      the Administrator     Trustees.            Executive Officer, Russell Fund                  companies); and
                                                                 Distributors, Inc. and Frank                   - Director,
                      Chairman of the                            Russell Trust Company.                           Russell
                      Board and President                                                                         Insurance
                                                                                                                  Agency, Inc.,
                                                                                                                  Frank Russell
                      Member, Governance                                                                          Investments
                      Committee                                                                                   (Ireland)
                                                                                                                  Limited, Frank
                      Member, Valuation                                                                           Russell
                      Committee                                                                                   Investment
                                                                                                                  Company plc;
                                                                                                                  Frank Russell
                                                                                                                  Investment
                                                                                                                  Company II plc,
                                                                                                                  Frank Russell
                                                                                                                  Investment
                                                                                                                  Company III plc,
                                                                                                                  Frank Russell
                                                                                                                  Institutional
                                                                                                                  Funds plc,
                                                                                                                  Frank Russell
                                                                                                                  Qualifying
                                                                                                                  Investor Fund,
                                                                                                                  and Frank
                                                                                                                  Russell
                                                                                                                  Investments
                                                                                                                  (Cayman) Ltd.

                                                                                                      NO. OF
                        POSITION(S) HELD                                                            PORTFOLIOS
        NAME,            WITH FUND AND            TERM               PRINCIPAL OCCUPATION(S)        IN COMPLEX         OTHER
         AGE,               LENGTH OF              OF                       DURING THE               OVERSEEN     DIRECTORSHIPS HELD
       ADDRESS            TIME SERVED            OFFICE                    PAST 5 YEARS             BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)

Timothy B. Harbert    Trustee since 2003    Appointed until    - 2001 to Present, Chairman and          24      Listed under
Age 53                                      successor is duly    Chief Executive Officer, State                 Principal
                      Interested Person of  elected and          Street Global Advisors;                        Occupations
State Street          the SSgA Funds as     qualified          - 1992 to 2001, President and Chief
Financial Center      defined in the 1940                        Operating Officer, State Street
One Lincoln Street    Act) due to his                            Global Advisors;
Boston, MA            employment by an                         - 1996 to Present, Executive Vice
02111-2900            affiliate of the                           President, State Street Bank &
                      Advisor                                    Trust Company;
                                                               - Director, Citistreet, LLC; State
                      Member, Governance                         Street Bank, Paris; State Street
                      Committee                                  Global Advisors, Ltd., London;
                                                                 State Street Global Advisors,
                      Member, Valuation                          GmbH, Munich; State Street Global
                      Committee                                  Advisors, Canada, Ltd.; State
                                                                 Street Global Advisors,
                                                                 Australia, Ltd.; State Street
                                                                 Global Advisors, Japan, Ltd.;
                                                                 State Street Global Markets, LLC;
                                                                 Bentley College;
                                                               - Chairman of the Board,
                                                                 StreetTracks, LLC; State Street
                                                                 Global Advisors Fund Management,
                                                                 LLC; State Street Global
                                                                 Advisors, Inc. (Delaware); Bel
                                                                 Air Investment Advisors, LLC; and
                                                               - President and Director, State
                                                                 Street Global Advisors, Cayman.

INDEPENDENT TRUSTEES

William L. Marshall   Trustee since 1988    Appointed until    - Chief Executive Officer and            24      None
Age 61                                      successor is duly    President, Wm. L. Marshall
                      Chairman, Audit       elected and          Associates, Inc., Wm. L. Marshall
33 West Court Street  Committee             qualified            Companies, Inc. and the Marshall
Doylestown, PA 18901                                             Financial Group, Inc. (a
                      Member, Governance                         registered investment advisor and
                      Committee                                  provider of financial and related
                                                                 consulting services);
                      Member, Valuation                        - Certified Financial Planner and
                      Committee                                  Member, Financial Planners
                                                                 Association; and
                                                               - Registered Representative and
                                                                 Principal for Securities with
                                                                 Cambridge Investment Research,
                                                                 Inc., Fairfield, Iowa.

                                                                                                      NO. OF
                        POSITION(S) HELD                                                            PORTFOLIOS
        NAME,            WITH FUND AND            TERM               PRINCIPAL OCCUPATION(S)        IN COMPLEX         OTHER
         AGE,               LENGTH OF              OF                       DURING THE               OVERSEEN     DIRECTORSHIPS HELD
       ADDRESS            TIME SERVED            OFFICE                    PAST 5 YEARS             BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Steven J. Mastrovich  Trustee since 1988    Appointed until    - September 2000 to Present, Global      24      None
Age 47                                      successor is duly    Head of Structured Real Estate,
                      Member, Audit         elected and          J.P. Morgan Investment Management
623 Clapboard Street  Committee             qualified            (private real estate investment
Westwood, MA 02090                                               for clients primarily outside of
                      Member, Governance                         the US to locate private real
                      Committee                                  estate investments in the US);
                                                               - January 2000 to September 2000,
                      Member, Valuation                          Managing Director, HSBC
                      Committee                                  Securities (USA) Inc.;
                                                               - From 1998 to 2000, President, Key
                                                                 Global Capital, Inc.;
                                                               - From 1997 to 1998, Partner,
                                                                 Squire, Sanders & Dempsey
                                                                 (law firm); and
                                                               - From 1994 to 1997, Partner,
                                                                 Brown, Rudnick, Freed & Gesmer
                                                                 (law firm).

Patrick J. Riley      Trustee since 1988    Appointed until    - 2003 to Present, Associate             24      Director - SSgA
Age 55                                      successor is duly    Justice, Commonwealth of                       Cash Management
                      Member, Audit         elected and          Massachusetts Superior Court; and              Fund PLC, State
One Corporate Place   Committee             qualified          - Partner, Riley, Burke & Donahue,               Street Global
55 Ferncroft Road                                                1985 to 2002, L.L.P. (law firm).               Advisors Ireland,
Danvers, MA 01923     Member, Governance                                                                        Ltd.
                      Committee

                      Member, Valuation
                      Committee

Richard D. Shirk      Trustee since 1988    Appointed until    - March 2001 to April 2002,              24      Listed under
Age 58                                      successor is duly    Chairman, Cerulean Companies, Inc.             Principal
                      Member, Audit         elected and          (holding company) (Retired);                   Occupations
1180 Brookgate        Committee             qualified          - 1996 to March 2001, President and
Way, NE                                                          Chief Executive Officer, Cerulean
Atlanta, GA 30319-    Member, Governance                         Companies, Inc.;
2877                  Committee                                - 1992 to March 2001, President and
                                                                 Chief Executive Officer, Blue
                      Member, Valuation                          Cross/Blue Shield of Georgia;
                      Committee                                - 1993 to November 2001, Chairman
                                                                 and Board Member, Georgia Caring
                                                                 for Children Foundation (private
                                                                 foundation);
                                                               - November 1998 to Present, Board
                                                                 Member, Healthcare Georgia
                                                                 Foundation (private foundation);
                                                                 and
                                                               - September 2002 to Present, Board
                                                                 Member, Amerigroup Corp.

                                                                                                      NO. OF
                        POSITION(S) HELD                                                            PORTFOLIOS
        NAME,            WITH FUND AND            TERM               PRINCIPAL OCCUPATION(S)        IN COMPLEX         OTHER
         AGE,               LENGTH OF              OF                       DURING THE               OVERSEEN     DIRECTORSHIPS HELD
       ADDRESS            TIME SERVED            OFFICE                    PAST 5 YEARS             BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Bruce D. Taber        Trustee since 1991    Appointed until    - Consultant, Computer Simulation,       24      Director - SSgA
Age 60                                      successor is duly    General Electric Industrial                    Cash Management
                      Member, Audit         elected and          Control Systems.                               Fund PLC, State
26 Round Top Road     Committee             qualified                                                           Street Global
Boxford, MA 01921                                                                                               Advisors Ireland,
                      Member, Governance                                                                        Ltd.
                      Committee

                      Member, Valuation
                      Committee

Henry W. Todd         Trustee since 1988    Appointed until    - Chairman, President and CEO, a.m.      24      Director - SSgA
Age 56                                      successor is duly    Todd Group, Inc.; and                          Cash Management
                      Member, Audit         elected and        - President and CEO, Zink & Triest               Fund PLC, State
150 Domorah Drive     Committee             qualified            Co., Inc. (dealer in vanilla                   Street Global
Montgomeryville, PA                                              flavor materials).                             Advisors Ireland,
18936                 Member, Governance                                                                        Ltd.
                      Committee

                      Member, Valuation
                      Committee

                           POSITION(S) HELD
        NAME,               WITH FUND AND           TERM                                PRINCIPAL OCCUPATION(S)
         AGE,                 LENGTH OF              OF                                       DURING THE
       ADDRESS               TIME SERVED           OFFICE                                    PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites      Principal Executive   Until successor  - 2001 to Present, Senior Principal, State Street Global Advisors;
Age 38                  Officer and Chief     is chosen and    - 2001 to Present, President, SSgA Funds Management, Inc.; Managing
                        Executive Officer     qualified by       Director, Advisor Strategies;
State Street Financial  since 2003            Trustees         - 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore
Center                                                           Funds and SSgA Latin America; and
One Lincoln Street                                             - 1993-1999, Principal, Head of Asset Allocation Strategies.
Boston, MA 02111-2900

J. David Griswold       Vice President and    Until successor  - Director - Global Regulatory Policy and Assistant Secretary, Frank
Age 46                  Secretary since 1994  is chosen and      Russell Company;
                                              qualified by     - Assistant Secretary and Associate General Counsel, Frank Russell
909 A Street            Chief Legal Officer   Trustees           Investment Management Company, Frank Russell Capital Inc., and
Tacoma, WA 98402        since 2003                               Frank Russell Investments (Delaware), Inc.;
                                                               - Assistant Secretary and Associate General Counsel, Russell Fund
                                                                 Distributors, Inc.
                                                               - Director, Secretary and Associate General Counsel, Frank Russell
                                                                 Securities, Inc.; and
                                                               - Director, Frank Russell Canada Limited/Limitee.

James Ross              Vice President since  Until successor  - 2001 to Present, Principal, SSgA Funds Management, Inc.;
Age 38                  2002                  is chosen and    - 2000 to Present, Principal, State Street Global Advisors;
                                              qualified by     - 1992 to 2000, Vice President, State Street Corporation; and
State Street Financial                        Trustees         - 2000 to Present, Vice President, StreetTracks Series Trust.
Center
One Lincoln Street
Boston, MA 02111-2900

Mark E. Swanson         Treasurer and         Until successor  - Director - Fund Administration, Frank Russell Investment
Age 40                  Principal             is chosen and      Management Company and Frank Russell Trust Company; and
                        Accounting Officer    qualified by     - Treasurer and Chief Accounting Officer, Frank Russell Investment
909 A Street            since 2000            Trustees           Company and Russell Investment Funds.
Tacoma, WA 98402

SSgA

INSTITUTIONAL MONEY MARKET FUNDS

STATE STREET FINANCIAL CENTER
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

                                                            IMMSAR-02/04 (40579)

[SSgA FUNDS LOGO]


FIXED INCOME FUNDS

YIELD PLUS FUND

BOND MARKET FUND

INTERMEDIATE FUND

HIGH YIELD BOND FUND


SEMIANNUAL REPORT

FEBRUARY 29, 2004

                                   SSgA Funds

                               Fixed Income Funds

                          Semiannual Report (Unaudited)

                                February 29, 2004


                                Table of Contents

                                                                            PAGE
Yield Plus Fund                                                                3

Bond Market Fund                                                               6

Intermediate Fund                                                             19

High Yield Bond Fund                                                          30

Notes to Schedules of Investments                                             34

Statement of Assets and Liabilities                                           36

Statement of Operations                                                       37

Statement of Changes in Net Assets                                            38

Financial Highlights                                                          40

Notes to Financial Statements                                                 42

Disclosure of Information about Fund Trustees and Officers                    51

Fund Management and Service Providers                                         56


"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA

YIELD PLUS FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 94.4%
ASSET-BACKED SECURITIES - 49.7%
Access Group, Inc. (~)
   Series 2003-A Class A1
   1.520% due 04/25/23                                       5,000        5,078
American Express Credit
   Account Master Trust (~)
   Series 2000-2 Class A
   1.259% due 09/17/07                                       8,000        8,007
Ameriquest Mortgage
   Securities, Inc. (~)
   Series 2004-R1 Class M5
   2.299% due 02/25/34                                       3,000        3,017
Argent Securities, Inc. (~)
   Series 2004-W2 Class M2
   2.350% due 04/25/34                                       4,000        4,000
Bank One Issuance Trust (~)
   Series 2002-C2 Class C2
   2.084% due 05/15/08                                       1,600        1,610
Capital Auto Receivables
   Asset Trust (~)
   Series 2002-1 Class A3
   1.174% due 07/15/05                                       2,092        2,092
   Series 2002-3 Class A4
   1.204% due 02/17/09                                       6,000        6,015
Chase Credit Card Master Trust (~)
   Series 2000-1 Class A
   1.264% due 06/15/07                                       5,000        5,007
   Series 2001-2 Class A
   1.214% due 09/15/08                                       4,000        4,009
Chase Funding Mortgage Loan
   Asset-Backed Certificates (~)
   Series 2001-4 Class 2M1
   1.990% due 11/25/31                                       3,000        3,032
Citibank Credit Card
   Issuance Trust (~)
   Series 2001-A2 Class A2
   1.250% due 02/07/08                                       9,000        9,018
   Series 2001-B2 Class B2
   1.641% due 12/10/08                                       2,000        2,013
   Series 2002-C1 Class C1
   2.120% due 02/09/09                                       1,600        1,618
First USA Credit Card Master Trust (~)
   Series 1997-7 Class A
   1.192% due 05/17/07                                       4,500        4,500
GE Business Loan Trust (~~~) (~)
   Series 2003-2A Class A
   1.464% due 11/15/31                                       4,961        4,970
MBNA Credit Card Master
   Note Trust (~)
   Series 2003-B2 Class B2
   1.484% due 10/15/10                                       2,500        2,505
MBNA Master Credit Card Trust USA (~)
   Series 2000-G Class A
   1.250% due 12/17/07                                       2,000        2,002
National City Credit Card
   Master Trust (~)
   Series 2002-1 Class A
   1.234% due 01/15/09                                       5,000        5,014
Nelnet Student Loan Trust (~)
   Series 2002-1 Class A2
   1.340% due 05/25/27                                       5,000        5,000
Providian Master Trust (~)
   Series 1997-2 Class A
   1.204% due 05/15/08                                       5,000        5,000
   Series 2000-2 Class A
   1.264% due 04/15/09                                       5,000        4,987
SLM Student Loan Trust (~~~) (~)
   Series 2003-1 Class A5B
   1.330% due 12/15/32                                       8,000        8,004
   Series 2003-B Class A2
   1.570% due 03/15/22                                       4,000        4,013
SMS Student Loan Trust (~)
   Series 1999-B Class A2
   1.360% due 04/30/29                                       6,994        6,994
Structured Asset Investment
   Loan Trust (~)
   Series 2003-BC1 Class M1
   1.890% due 01/25/33                                       5,000        5,000
   Series 2003-BC10 Class M2
   2.940% due 10/25/33                                       3,000        3,000
   Series 2003-BC3 Class M1
   2.040% due 04/25/33                                       5,000        5,091
Superior Wholesale Inventory
   Financing Trust (~)
   Series 2000-A Class A
   1.250% due 04/15/07                                       7,500        7,505
World Financial Network Credit
   Card Master Trust (~)
   Series 2001-A Class A
   1.334% due 06/16/08                                       5,000        5,001
                                                                     ----------
                                                                        133,102
                                                                     ----------

INTERNATIONAL DEBT - 14.1%
Crusade Global Trust (~)
   Series 2003-1 Class A
   1.320% due 01/17/34                                       2,450        2,453

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Gracechurch Card Funding PLC (~)
   Series 2002-2 Class B
   1.544% due 10/15/09                                       2,000        2,000
Granite Mortgages PLC (~)
   Series 2002-1 Class 1A2
   1.280% due 07/20/19                                       8,880        8,885
Holmes Financing PLC (~)
   Series 2001-3 Class 2A
   1.280% due 01/15/07                                       5,000        5,000
Medallion Trust (~)
   Series 2002-1G Class A1
   1.290% due 04/17/33                                       5,001        4,999
Permanent Financing PLC (~)
   Series 2002-1 Class 3A
   1.296% due 06/10/07                                      10,000       10,009
Westpac Securitisation Trust (~)
   Series 2002-1G Class A
   1.340% due 06/05/33                                       4,448        4,446
                                                                     ----------
                                                                         37,792
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 30.6%
ACE Securities Corp. (~)
   Series 2003-FM1 Class A2
   1.460% due 11/25/32                                       3,140        3,146
Ameriquest Mortgage Securities, Inc. (~)
   Series 2003-AR3 Class A2
   1.460% due 10/25/33                                       4,291        4,304
Argent Securities, Inc. (~)
   Series 2003-W3 Class M1
   1.840% due 09/25/33                                       3,000        3,035
Asset Backed Securities Corp.
   Home Equity (~)
   Series 2003-HE2 Class M1
   1.994% due 04/15/33                                       4,000        4,068
CDC Mortgage Capital Trust (~)
   Series 2003-HE4 Class A2
   1.320% due 03/25/34                                       4,752        4,753
Centex Home Equity (~)
   Series 2002-D Class M1
   2.160% due 12/25/32                                       2,830        2,862
Countrywide Asset-Backed Certificates (~)
   Series 2004-1 Class M6
   2.290% due 12/25/33                                       2,700        2,700
Countrywide Home Loans, Inc. (~)
   Series 2003-48 Class 2A2
   1.590% due 10/25/33                                       3,000        3,024
CS First Boston Mortgage
   Securities Corp. (~~~)
   Interest Only
   Series 2003-C4 Class ASP
   0.601% due 08/15/36                                     155,000        4,160
KSL Resorts (~~~) (~)
   Series 2003-1A Class A
   1.644% due 05/15/13                                       3,000        3,000
Morgan Stanley Capital I (~~~)
   Interest Only
   Series 2003-IQ5 Class X2
   1.130% due 04/15/38                                      45,560        2,352
Novastar Home Equity Loan (~)
   Series 2003-3 Class A2C
   1.620% due 12/25/33                                       1,000        1,004
Residential Accredit Loans, Inc. (~)
   Series 2003-QS13 Class A5
   1.740% due 07/25/33                                       2,315        2,321
   Series 2004-QS1 Class A2
   1.640% due 01/25/34                                       2,979        2,979
Residential Asset Securities Corp. (~)
   Series 2001-KS2 Class MII1
   1.590% due 06/25/31                                       5,000        5,009
   Series 2002-KS2 Class MII1
   1.740% due 04/25/32                                       2,500        2,512
Residential Asset Securitization Trust (~)
   Series 2003-A8 Class A2
   1.450% due 10/25/18                                       4,743        4,721
Series 2003-A9 Class A3
   1.640% due 08/25/33                                       4,702        4,702
Saxon Asset Securities Trust (~)
   Series 2003-3 Class M1
   1.740% due 12/25/33                                       4,000        4,048
Sequoia Mortgage Trust (~)
   Series 2003-2 Class A1
   1.421% due 06/20/33                                         195          195
   Series 2003-6 Class B1
   1.671% due 11/20/33                                       3,000        3,011
   Series 2004-1 Class B1
   1.641% due 02/20/34                                       1,787        1,787
   Series 2004-2 Class B2
   2.070% due 03/20/34                                       2,600        2,600
Starwood Asset Receivables Trust (~~~) (~)
   Series 2003-1A Class A2
   1.446% due 08/28/22                                       5,000        5,013
Structured Asset Investment
   Loan Trust (~)
   Series 2003-BC13 Class M2
   2.840% due 11/25/33                                       2,700        2,734
Structured Asset Securities Corp. (~)
   Series 2003-S1 Class M2
   2.790% due 08/25/33                                       2,000        2,030
                                                                     ----------
                                                                         82,070
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $251,642)                                                         252,964
                                                                     ----------

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.0%
Federated Investors Prime Cash
   Obligation Fund                                       9,434,769        9,435
General Electric Capital Corp. (~)
   Series MTNA
   1.320% due 10/25/04                                       5,000        5,008
Goldman Sachs Financial Square
   Funds - Prime Obligations Fund                        4,244,759        4,245
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,680)                                                           18,688
                                                                     ----------

TOTAL INVESTMENTS - 101.4%
(identified cost $270,322)                                              271,652

OTHER ASSETS AND LIABILITIES
NET - (1.4%)                                                             (3,697)
                                                                     ----------

NET ASSETS - 100.0%                                                     267,955
                                                                     ==========


AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA

BOND MARKET FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 104.8%
ASSET-BACKED SECURITIES - 6.7%
American Airlines, Inc.
   7.858% due 10/01/11                                         185          197
ANRC Auto Owner Trust
   Series 2001-A Class A4
   4.320% due 06/16/08                                       2,500        2,541
Argent Securities, Inc.
   Series 2004-W3 Class A2
   1.320% due 02/25/34                                       1,940        1,940
Bank One Issuance Trust (~)
   Series 2004-A2 Class A2
   1.120% due 10/15/09                                       3,000        3,000
Centex Home Equity Loan Trust
   Series 2004-B Class AV1
   1.290% due 03/25/34                                       3,000        3,000
Continental Airlines, Inc.
   6.545% due 02/02/19                                         160          162
   6.703% due 06/15/21                                         152          152
Countrywide Asset-Backed
   Certificates (~)
   Series 2004-BC1 Class A1
   1.320% due 04/25/34                                       3,000        3,000
Ikon Receivables LLC
   Series 2002-1 Class A4
   4.680% due 11/15/09                                         390          405
Providian Master Trust
   Series 2000-1 Class A
   7.490% due 08/17/09                                         530          554
PSE&G Transition Funding LLC
   Series 2001-1 Class A5
   6.450% due 03/15/13                                         485          556
Residential Asset Mortgage
   Products, Inc.
   Series 2003-RS7 Class AI3
   3.680% due 09/25/27                                       1,000        1,014
Securitized Asset Backed
   Receivables, LLC (~)
   1.340% due 02/25/34                                       1,936        1,936
Structured Asset Investment
   Loan Trust (~)
   Series 2004-2 Class 3A1
   1.200% due 03/25/34                                       3,000        3,000
                                                                     ----------
                                                                         21,457
                                                                     ----------

CORPORATE BONDS AND NOTES - 22.5%
Abbott Laboratories
   5.625% due 07/01/06                                         300          324
ABN Amro Bank NV
   7.250% due 05/31/05                                         100          107
   7.550% due 06/28/06                                          50           56
AEP Texas Central Co.
   Series E
   6.650% due 02/15/33                                         200          219
Aetna, Inc.
   7.875% due 03/01/11                                          35           42
Alabama Power Co.
   5.700% due 02/15/33                                          50           50
Albertson's, Inc.
   7.500% due 02/15/11                                          50           58
   7.450% due 08/01/29                                         200          227
Alcoa, Inc.
   7.375% due 08/01/10                                         130          155
   6.000% due 01/15/12                                         100          111
Alliance Capital Management, LP
   5.625% due 08/15/06                                         250          268
Alliant Energy Resources, Inc.
   7.000% due 12/01/11                                          75           87
Allstate Corp. (The)
   7.200% due 12/01/09                                         115          136
Alltel Corp.
   7.000% due 07/01/12                                          95          110
Altria Group, Inc.
   7.000% due 07/15/05                                         100          106
   7.200% due 02/01/07                                         110          120
   7.750% due 01/15/27                                         100          111
Amerada Hess Corp.
   7.375% due 10/01/09                                          62           71
   7.125% due 03/15/33                                          50           53
American Express Co.
   5.500% due 09/12/06                                         100          108
   3.750% due 11/20/07                                          25           26
American General Finance Corp.
   Series MTNF
   5.875% due 07/14/06                                         150          162
   Series MTNH
   5.375% due 10/01/12                                          50           53
Anheuser-Busch Cos., Inc.
   6.000% due 04/15/11                                          85           95
   6.500% due 05/01/42                                         100          112
AON Corp.
   8.205% due 01/01/27                                         100          115
Apache Corp.
   6.250% due 04/15/12                                          35           40
Archer-Daniels-Midland Co.
   7.125% due 03/01/13                                          50           60
   7.000% due 02/01/31                                         100          118
Archstone-Smith Operating Trust
   3.000% due 06/15/08                                          40           39
Arizona Public Service Co.
   6.375% due 10/15/11                                          85           95
AT&T Corp.
   6.000% due 03/15/09                                         100          108

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                                         325          416
Baker Hughes, Inc.
   6.000% due 02/15/09                                          35           39
Bank of America Corp.
   7.125% due 09/15/06                                         100          111
   5.250% due 02/01/07                                         150          161
   7.400% due 01/15/11                                         760          900
Bank One Corp.
   6.500% due 02/01/06                                         350          380
   6.875% due 08/01/06                                         120          133
   4.125% due 09/01/07                                         250          260
Bank One NA Illinois
   Series BKNT
   5.500% due 03/26/07                                         125          136
   3.700% due 01/15/08                                          15           15
Bank of New York Co., Inc. (The)
   6.375% due 04/01/12                                          40           45
Bank United
   Series MTNA
   8.000% due 03/15/09                                          70           84
BankAmerica Corp.
   7.200% due 04/15/06                                         180          199
Bayerische Landesbank
   2.500% due 03/30/06                                         130          132
BB&T Corp.
   4.750% due 10/01/12                                          75           76
Bear Stearns Cos., Inc. (The)
   7.000% due 03/01/07                                         300          336
   6.750% due 12/15/07                                          80           90
   2.875% due 07/02/08                                         150          147
BellSouth Corp.
   6.000% due 10/15/11                                         350          383
Belo Corp.
   7.125% due 06/01/07                                          36           41
Black & Decker Corp.
   7.125% due 06/01/11                                          50           58
Boeing Capital Corp.
   6.500% due 02/15/12                                         400          449
Boston Properties, Inc.
   6.250% due 01/15/13                                         100          110
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                         250          265
   5.750% due 10/01/11                                         100          109
Burlington Northern Santa Fe Corp.
   6.125% due 03/15/09                                          25           28
   6.750% due 07/15/11                                         200          231
Camden Property Trust
   5.875% due 11/30/12                                          25           27
Campbell Soup Co.
   5.875% due 10/01/08                                          30           33
   6.750% due 02/15/11                                          50           58
   5.000% due 12/03/12                                          50           52
Capital One Bank
   5.750% due 09/15/10                                         100          108
   Series BKNT
   6.875% due 02/01/06                                         150          162
Cardinal Health, Inc.
   6.750% due 02/15/11                                          65           75
Caterpillar, Inc.
   7.300% due 05/01/31                                         200          248
Cendant Corp.
   6.875% due 08/15/06                                          50           55
   6.250% due 03/15/10                                         100          111
CenterPoint Energy Houston
   Electric LLC
   Series M2
   5.750% due 01/15/14                                         100          106
Centex Corp.
   4.750% due 01/15/08                                          50           52
   5.130% due 10/01/13                                          50           50
CenturyTel, Inc.
   Series L
   7.875% due 08/15/12                                          50           59
Charter One Bank Fsb
   6.375% due 05/15/12                                          50           55
Chevron Phillips Chemical Co. LLC
   7.000% due 03/15/11                                         240          274
Chubb Corp.
   6.800% due 11/15/31                                         300          341
Cincinnati Gas & Electric
   5.700% due 09/15/12                                          50           54
Cingular Wireless LLC
   5.625% due 12/15/06                                          50           54
CIT Group, Inc.
   6.500% due 02/07/06                                         200          217
   5.750% due 09/25/07                                         150          163
   7.750% due 04/02/12                                         175          210
Citigroup, Inc.
   5.500% due 08/09/06                                       1,550        1,669
Citizens Communications Co.
   9.250% due 05/15/11                                         100          113
   9.000% due 08/15/31                                         100          106
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                         250          297
Coca-Cola Enterprises, Inc.
   5.750% due 11/01/08                                         250          276
   6.125% due 08/15/11                                         150          169
   8.500% due 02/01/22                                          20           27
Comcast Cable Communications
   6.375% due 01/30/06                                         100          108

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Comcast Cable Communications
   Holdings, Inc.
   8.375% due 03/15/13                                         100          123
Computer Sciences Corp.
   6.750% due 06/15/06                                          60           66
ConAgra Foods, Inc.
   6.750% due 09/15/11                                         375          429
Consolidated Edison Co. of New York
   4.875% due 02/01/13                                         110          113
   Series 97-B
   6.450% due 12/01/07                                          60           67
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                         300          335
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                         125          138
Consumers Energy Co.
   5.375% due 04/15/13                                         200          204
Cooper Industries, Inc.
   5.500% due 11/01/09                                          23           25
Cooper Tire & Rubber Co.
   7.750% due 12/15/09                                          40           47
Coors Brewing Co.
   6.375% due 05/15/12                                          80           89
Countrywide Home Loans, Inc.
   Series MTNJ
   5.500% due 08/01/06                                         140          150
   Series MTNK
   5.500% due 02/01/07                                         240          259
COX Communications, Inc.
   3.875% due 10/01/08                                         100          101
   7.125% due 10/01/12                                         110          128
   5.500% due 10/01/15                                          50           51
   6.800% due 08/01/28                                          50           55
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/06                                         500          541
   6.125% due 11/15/11                                         200          222
CRH America, Inc.
   6.950% due 03/15/12                                         200          230
CSX Corp.
   6.750% due 03/15/11                                         150          170
   6.300% due 03/15/12                                         225          249
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                         830          892
   4.750% due 01/15/08                                         100          104
   8.500% due 01/18/31                                         100          121
Deere & Co.
   7.850% due 05/15/10                                          32           39
Delphi Corp.
   6.550% due 06/15/06                                          75           81
Delta Air Lines, Inc.
   Series 01-1
   7.111% due 09/18/11                                         175          175
Deluxe Corp.
   5.000% due 12/15/12                                          50           52
Detroit Edison Co.
   6.350% due 10/15/32                                          15           16
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                          75           84
   7.500% due 04/25/09                                          75           88
Devon Financing Corp. ULC
   6.875% due 09/30/11                                         150          172
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                         170          188
Donaldson Lufkin &
   Jenrette, Inc. - DLJ
   6.875% due 11/01/05                                         200          217
Dow Chemical Co. (The)
   7.000% due 08/15/05                                         120          128
   5.750% due 12/15/08                                         200          218
DTE Energy Co.
   6.450% due 06/01/06                                          85           92
   Series A
   6.650% due 04/15/09                                          63           71
Duke Energy Corp.
   6.250% due 01/15/12                                         225          246
   5.300% due 10/01/15                                         100          103
Duke Energy Field Services LLC
   7.500% due 08/16/05                                          50           54
   5.750% due 11/15/06                                         200          215
Eastman Chemical Co.
   7.000% due 04/15/12                                          80           91
Eastman Kodak Co.
   Series MTNA
   3.625% due 05/15/08                                          30           29
EI Du Pont de Nemours & Co.
   6.875% due 10/15/09                                         150          175
Electronic Data Systems Corp.
   Series B
   6.000% due 08/01/13                                         200          193
Eli Lilly & Co.
   6.000% due 03/15/12                                         125          140
Emerson Electric Co.
   7.875% due 06/01/05                                         105          113
   5.000% due 12/15/14                                         100          103
Enterprise Products Partners, LP
   7.500% due 02/01/11                                         200          231
EOP Operating, LP
   7.750% due 11/15/07                                         200          232
   7.000% due 07/15/11                                         100          115
   7.875% due 07/15/31                                          40           48

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Equitable Life Assurance Society USA (~~~)
   7.700% due 12/01/15                                         215          258
ERP Operating, LP
   6.625% due 03/15/12                                          75           85
Exelon Generation Co. LLC
   6.950% due 06/15/11                                         200          230
Federated Department Stores
   8.500% due 06/01/10                                         100          123
   6.625% due 04/01/11                                          50           57
   7.450% due 07/15/17                                          75           91
FedEx Corp.
   7.250% due 02/15/11                                         100          116
First Data Corp.
   3.375% due 08/01/08                                         200          201
Firstar Bank NA
   7.125% due 12/01/09                                         410          480
FleetBoston Financial Corp.
   7.250% due 09/15/05                                         130          141
   4.875% due 12/01/06                                          60           64
   3.850% due 02/15/08                                         150          154
   6.875% due 01/15/28                                          25           29
   6.700% due 07/15/28                                         100          112
Florida Power & Light Co.
   4.850% due 02/01/13                                         105          108
   5.850% due 02/01/33                                          50           52
Ford Motor Co.
   7.450% due 07/16/31                                         525          527
Ford Motor Credit Co.
   7.600% due 08/01/05                                         500          533
   6.875% due 02/01/06                                          50           53
   5.800% due 01/12/09                                         350          362
   7.375% due 10/28/09                                         750          825
   7.375% due 02/01/11                                         240          260
   7.000% due 10/01/13                                         300          316
FPL Group Capital, Inc.
   7.625% due 09/15/06                                          75           84
Franklin Resources, Inc.
   3.700% due 04/15/08                                          25           25
Gannett Co., Inc.
   6.375% due 04/01/12                                         100          114
GE Global Insurance Holding Corp.
   7.750% due 06/15/30                                         500          611
General Dynamics Corp.
   2.125% due 05/15/06                                          25           25
   4.250% due 05/15/13                                          60           59
General Electric Capital Corp.
   Series MTNA
   6.500% due 12/10/07                                         250          281
   5.875% due 02/15/12                                         250          274
   6.000% due 06/15/12                                         150          166
   6.750% due 03/15/32                                       1,000        1,146
General Mills, Inc.
   3.875% due 11/30/07                                          50           51
   6.000% due 02/15/12                                         100          109
General Motors Acceptance Corp.
   6.875% due 08/28/12                                         660          709
General Motors Corp.
   7.125% due 07/15/13                                         250          273
   8.375% due 07/15/33                                         400          453
Gillette Co. (The)
   2.875% due 03/15/08                                          50           50
Golden West Financial Corp.
   4.750% due 10/01/12                                          40           41
Goldman Sachs Group, Inc.
   7.625% due 08/17/05                                         750          817
   6.125% due 02/15/33                                         100          102
Goodrich Corp.
   7.625% due 12/15/12                                          15           18
GTE North, Inc.
   Series D
   6.900% due 11/01/08                                         250          285
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                          70           81
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                          30           30
   4.700% due 09/01/07                                          50           53
Hartford Life, Inc.
   7.375% due 03/01/31                                          30           37
Hewlett-Packard Co.
   7.150% due 06/15/05                                         105          112
   3.625% due 03/15/08                                         100          102
Historic TW, Inc.
   7.750% due 06/15/05                                         350          376
HJ Heinz Co.
   6.375% due 07/15/28                                          10           11
HJ Heinz Finance Co.
   6.750% due 03/15/32                                         110          127
Honeywell International, Inc.
   6.875% due 10/03/05                                          55           59
   5.125% due 11/01/06                                         135          145
Household Finance Corp.
   6.500% due 01/24/06                                         405          438
   6.875% due 03/01/07                                         100          112
   4.625% due 01/15/08                                          25           26
   8.000% due 07/15/10                                         250          303
   6.375% due 08/01/10                                          80           90
   6.750% due 05/15/11                                         250          285
   7.000% due 05/15/12                                         100          116
   7.350% due 11/27/32                                          50           60
Indiana Michigan Power Co.
   Series C
   6.125% due 12/15/06                                         100          109

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
InterActiveCorp
   7.000% due 01/15/13                                          20           22
International Business Machines Corp.
   4.875% due 10/01/06                                          75           80
   4.750% due 11/29/12                                         150          154
   5.875% due 11/29/32                                         150          155
International Lease Finance Corp.
   5.750% due 10/15/06                                         200          216
   4.350% due 09/15/08                                         250          259
   Series MTNM
   5.700% due 07/03/06                                         140          150
International Paper Co.
   6.750% due 09/01/11                                         290          327
John Deere Capital Corp.
   3.900% due 01/15/08                                         250          258
   7.000% due 03/15/12                                         150          176
Johnson & Johnson
   3.800% due 05/15/13                                          90           87
Johnson Controls, Inc.
   4.875% due 09/15/13                                         200          207
JP Morgan Chase & Co.
   5.250% due 05/30/07                                         200          216
   7.875% due 06/15/10                                         600          726
   6.625% due 03/15/12                                          50           57
Kellogg Co.
   Series B
   6.000% due 04/01/06                                         285          307
   7.450% due 04/01/31                                         180          220
Kerr-McGee Corp.
   6.875% due 09/15/11                                         120          136
KeyBank National Association
   Series BKNT
   7.000% due 02/01/11                                         225          261
   5.700% due 08/15/12                                          25           27
KeySpan Corp.
   6.150% due 06/01/06                                         400          434
KFW International Finance
   Series DTC
   4.250% due 04/18/05                                         150          155
   4.750% due 01/24/07                                         500          535
Kimberly-Clark Corp.
   5.625% due 02/15/12                                         100          110
Kinder Morgan Energy Partners, LP
   6.750% due 03/15/11                                          35           40
   7.125% due 03/15/12                                          53           62
   7.400% due 03/15/31                                         100          118
Kinder Morgan, Inc.
   6.500% due 09/01/12                                         145          162
   7.250% due 03/01/28                                          40           46
Kohl's Corp.
   6.000% due 01/15/33                                          25           26
Kraft Foods, Inc.
   4.625% due 11/01/06                                         365          385
   5.625% due 11/01/11                                         150          161
Kroger Co.
   7.800% due 08/15/07                                          20           23
   6.800% due 04/01/11                                         325          370
Lehman Brothers Holdings, Inc.
   6.625% due 02/05/06                                         100          109
   6.250% due 05/15/06                                         650          705
   6.625% due 01/18/12                                         100          115
Lenfest Communications, Inc.
   8.375% due 11/01/05                                         210          231
Lennar Corp.
   5.950% due 03/01/13                                         100          106
Liberty Media Corp.
   3.500% due 09/25/06                                         100          101
   5.700% due 05/15/13                                         100          102
   8.250% due 02/01/30                                         100          121
Lion Connecticut Holdings, Inc.
   7.125% due 08/15/06                                         200          223
Lockheed Martin Corp.
   7.650% due 05/01/16                                         260          321
   8.500% due 12/01/29                                         110          147
Lowe's Cos., Inc.
   8.250% due 06/01/10                                          85          106
Mack-Cali Realty, LP
   7.250% due 03/15/09                                          50           58
Marathon Oil Corp.
   6.800% due 03/15/32                                         100          111
Marriott International, Inc.
   Series D
   8.125% due 04/01/05                                          50           53
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                         225          243
Masco Corp.
   5.875% due 07/15/12                                          75           81
May Department Stores Co. (The)
   8.000% due 07/15/12                                          50           61
   8.750% due 05/15/29                                          50           67
MBNA America Bank
   6.625% due 06/15/12                                         150          170
MBNA Corp.
   6.250% due 01/17/07                                         125          137
   6.125% due 03/01/13                                         100          110
McDonald's Corp.
   Series MTNG
   5.375% due 04/30/07                                         175          189
MeadWestvaco Corp.
   6.850% due 04/01/12                                         175          196
Mellon Funding Corp.
   7.500% due 06/15/05                                         265          285
   4.875% due 06/15/07                                          50           54

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Merck & Co., Inc.
   4.375% due 02/15/13                                          75           75
   6.400% due 03/01/28                                          50           56
Merrill Lynch & Co., Inc.
   7.375% due 05/15/06                                         300          333
   6.000% due 02/17/09                                         100          111
   Series MTNB
   4.000% due 11/15/07                                         350          362
Metlife, Inc.
   5.375% due 12/15/12                                          46           48
Midamerican Funding LLC
   6.339% due 03/01/09                                         400          447
Monsanto Co.
   4.000% due 05/15/08                                          45           46
Mony Group, Inc.
   7.450% due 12/15/05                                          25           27
Morgan Stanley
   5.800% due 04/01/07                                         500          548
   6.600% due 04/01/12                                         400          456
   7.250% due 04/01/32                                         100          120
Motorola, Inc.
   6.750% due 02/01/06                                          50           54
   7.600% due 01/01/07                                          35           39
   8.000% due 11/01/11                                         125          150
National City Bank
   4.625% due 05/01/13                                          65           65
   4.250% due 07/01/18                                         100           91
National City Corp.
   6.875% due 05/15/19                                         100          118
National Rural Utilities
   Cooperative Finance
   6.000% due 05/15/06                                          40           43
   5.750% due 08/28/09                                         100          110
   Series MTNC
   7.250% due 03/01/12                                         250          297
NB Capital Trust IV
   8.250% due 04/15/27                                          65           77
New England Telephone & Telegraph
   7.875% due 11/15/29                                         100          123
New Plan Excel Realty Trust
   5.875% due 06/15/07                                          15           16
News America Holdings
   9.250% due 02/01/13                                         150          196
News America, Inc.
   7.625% due 11/30/28                                         200          238
Niagara Mohawk Power Corp.
   Series G
   7.750% due 10/01/08                                         110          129
Nisource Finance Corp.
   7.625% due 11/15/05                                         115          126
   6.150% due 03/01/13                                         100          109
Norfolk Southern Corp.
   8.375% due 05/15/05                                         125          135
   7.800% due 05/15/27                                          67           82
   7.250% due 02/15/31                                          70           82
Northrop Grumman Corp.
   7.125% due 02/15/11                                         250          293
Occidental Petroleum Corp.
   6.750% due 01/15/12                                         135          155
Ocean Energy, Inc.
   4.375% due 10/01/07                                          25           26
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                         100          105
Oncor Electric Delivery Co.
   6.375% due 05/01/12                                         100          112
   7.000% due 09/01/22                                          10           11
   7.000% due 05/01/32                                         100          114
   7.250% due 01/15/33                                          70           82
Pemex Project Funding Master Trust
   7.875% due 02/01/09                                         100          114
   7.375% due 12/15/14                                         255          279
   8.625% due 02/01/22                                          75           85
PennzEnergy Co.
   10.125% due 11/15/09                                        175          223
Pepco Holdings, Inc.
   6.450% due 08/15/12                                         100          111
Pepsi Bottling Group, Inc.
   Series B
   7.000% due 03/01/29                                          55           65
Pfizer, Inc.
   3.300% due 03/02/09                                          75           75
Pharmacia Corp.
   6.600% due 12/01/28                                         100          115
PHH Corp.
   7.125% due 03/01/13                                         100          114
Pitney Bowes, Inc.
   4.625% due 10/01/12                                          75           76
PNC Funding Corp.
   7.500% due 11/01/09                                         445          529
PPL Electric Utilities Corp.
   6.250% due 08/15/09                                         150          169
Praxair, Inc.
   6.375% due 04/01/12                                          70           80
Procter & Gamble - Esop
   Series A
   9.360% due 01/01/21                                         100          137
Procter & Gamble Co.
   4.750% due 06/15/07                                          50           53
   6.875% due 09/15/09                                          30           35

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Progress Energy, Inc.
   6.750% due 03/01/06                                          25           27
   5.850% due 10/30/08                                         100          109
   7.100% due 03/01/11                                         275          316
Progressive Corp. (The)
   6.250% due 12/01/32                                          20           22
Prologis
   5.500% due 03/01/13                                          40           42
PSEG Power LLC
   6.875% due 04/15/06                                         200          218
   7.750% due 04/15/11                                          10           12
PSI Energy, Inc.
   7.850% due 10/15/07                                          40           47
   5.000% due 09/15/13                                         100          101
Public Service Co. of Colorado
   7.875% due 10/01/12                                          95          118
   Series 15
   5.500% due 04/01/14                                         100          106
Public Service Co. of New Mexico
   4.400% due 09/15/08                                          25           26
Public Service Electric & Gas
   Series MTNC
   5.375% due 09/01/13                                         100          106
Pulte Homes, Inc.
   7.875% due 08/01/11                                          80           95
Quest Diagnostics
   6.750% due 07/12/06                                          20           22
Radian Group, Inc.
   5.625% due 02/15/13                                          50           53
Raytheon Co.
   8.300% due 03/01/10                                         265          322
   6.550% due 03/15/10                                          12           13
Reed Elsevier Capital, Inc.
   6.125% due 08/01/06                                         200          219
Regions Bank Of Alabama
   Series BKNT
   2.900% due 12/15/06                                         200          203
Republic Services, Inc.
   7.125% due 05/15/09                                          30           35
Rohm & Haas Co.
   7.850% due 07/15/29                                          50           63
Safeco Corp.
   4.875% due 02/01/10                                          75           79
Safeway, Inc.
   4.800% due 07/16/07                                          10           11
   6.500% due 03/01/11                                         275          306
   5.800% due 08/15/12                                          25           27
Sara Lee Corp.
   6.250% due 09/15/11                                          50           56
   6.125% due 11/01/32                                          20           21
SBC Communications, Inc.
   5.750% due 05/02/06                                         750          806
Sempra Energy
   7.950% due 03/01/10                                          80           96
Simon Property Group, LP
   6.375% due 11/15/07                                         160          179
   7.125% due 02/09/09                                          65           75
SLM Corp.
   5.125% due 08/27/12                                         100          103
   Series MTNA
   5.625% due 04/10/07                                          40           44
   5.000% due 10/01/13                                         150          153
Southern Co. Capital Funding, Inc.
   Series A
   5.300% due 02/01/07                                         140          152
Sprint Capital Corp.
   7.125% due 01/30/06                                         600          652
   6.375% due 05/01/09                                         170          187
St Paul Cos
   5.750% due 03/15/07                                         110          120
Suntrust Bank
   Series BKNT
   6.375% due 04/01/11                                         175          198
Supervalu, Inc.
   7.500% due 05/15/12                                          35           41
Swiss Bank Corp. NY
   7.250% due 09/01/06                                         225          251
Tampa Electric Co.
   6.375% due 08/15/12                                          85           93
Target Corp.
   7.500% due 08/15/10                                         120          144
   7.000% due 07/15/31                                         300          350
Tele-Communications-TCI Group
   7.250% due 08/01/05                                         500          537
Temple-Inland, Inc.
   7.875% due 05/01/12                                          35           41
Textron Financial Corp.
   5.875% due 06/01/07                                          50           55
   6.000% due 11/20/09                                          95          106
Time Warner, Inc.
   6.875% due 05/01/12                                          20           23
   7.625% due 04/15/31                                         580          675
Tosco Corp.
   8.125% due 02/15/30                                         200          262
Toyota Motor Credit Corp.
   2.800% due 01/18/06                                          25           26
   5.500% due 12/15/08                                         100          110
Travelers Property Casualty Corp.
   6.375% due 03/15/33                                          25           26
Tyson Foods, Inc.
   8.250% due 10/01/11                                         125          146
UFJ Bank, Ltd.
   7.400% due 06/15/11                                         150          169

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Unilever Capital Corp.
   7.125% due 11/01/10                                         175          207
Union Oil Co. Of California
   5.050% due 10/01/12                                          35           36
   7.500% due 02/15/29                                          35           42
Union Pacific Corp.
   6.125% due 01/15/12                                         300          332
Union Planters Bank NA
   5.125% due 06/15/07                                          70           76
United Technologies Corp.
   6.100% due 05/15/12                                         175          196
Univision Communications, Inc.
   2.875% due 10/15/06                                         100          100
   3.875% due 10/15/08                                         100          100
UnumProvident Corp.
   7.625% due 03/01/11                                         150          161
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                         100          108
US Bank National Association
   6.300% due 07/15/08                                          50           56
USX Corp.
   6.850% due 03/01/08                                          30           34
Valero Energy Corp.
   6.875% due 04/15/12                                         125          142
Verizon Global Funding Corp.
   6.750% due 12/01/05                                         600          650
   6.875% due 06/15/12                                         140          160
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                         135          145
Verizon/New England
   6.500% due 09/15/11                                         100          112
Viacom, Inc.
   7.750% due 06/01/05                                         250          268
   6.400% due 01/30/06                                         100          108
   7.875% due 07/30/30                                         100          126
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                         165          177
Vornado Realty Trust
   5.625% due 06/15/07                                          20           22
Wachovia Bank NA/Charlotte
   Series BKNT
   7.800% due 08/18/10                                         325          397
Wachovia Corp.
   4.950% due 11/01/06                                         485          517
Wal-Mart Stores, Inc.
   6.875% due 08/10/09                                         350          409
   7.250% due 06/01/13                                         300          362
Walt Disney Co.
   7.000% due 03/01/32                                         350          392
Washington Mutual, Inc.
   5.625% due 01/15/07                                         175          189
   4.375% due 01/15/08                                         150          156
Waste Management, Inc.
   7.375% due 08/01/10                                         225          263
Wells Fargo Bank NA
   6.450% due 02/01/11                                         200          228
Wells Fargo Financial, Inc.
   7.000% due 11/01/05                                         500          544
Weyerhaeuser Co.
   6.125% due 03/15/07                                         500          546
   5.950% due 11/01/08                                         150          164
Wisconsin Energy Corp.
   6.500% due 04/01/11                                          80           90
Wyeth
   6.950% due 03/15/11                                         225          257
Zions BanCorp
   6.000% due 09/15/15                                          25           27
                                                                     ----------
                                                                         71,796
                                                                     ----------

INTERNATIONAL DEBT - 6.3%
Abbey National PLC
   7.950% due 10/26/29                                         180          230
ACE, Ltd.
   6.000% due 04/01/07                                         150          163
Alberta Energy Co., Ltd.
   7.375% due 11/01/31                                          40           49
Alcan, Inc.
   4.500% due 05/15/13                                         100           99
Anadarko Finance Co.
   Series B
   6.750% due 05/01/11                                         300          346
Apache Finance Canada Corp.
   7.750% due 12/15/29                                          45           57
Asian Development Bank
   4.875% due 02/05/07                                         400          427
Banco Santander Chile SA
   7.375% due 07/18/12                                         100          116
Bank of Tokyo-Mitsubishi, Ltd. (The)
   8.400% due 04/15/10                                          80           99
BHP Billiton Finance USA, Ltd.
   4.800% due 04/15/13                                         250          256
BP Capital Markets PLC
   4.625% due 05/27/05                                         275          286
British Telecommunications PLC
   7.875% due 12/15/05                                         225          248
   8.375% due 12/15/10                                         100          122
   8.875% due 12/15/30                                         225          298
Burlington Resources Finance Co.
   5.600% due 12/01/06                                         115          124
   7.200% due 08/15/31                                         100          118

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Canada Government
   International Bond
   6.750% due 08/28/06                                         300          333
Canadian National Railway Co.
   4.400% due 03/15/13                                          50           49
   6.900% due 07/15/28                                          40           47
Canadian Natural Resources, Ltd.
   5.450% due 10/01/12                                         150          158
Canadian Pacific, Ltd.
   9.450% due 08/01/21                                          40           56
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                          65           67
   3.375% due 02/15/08                                         100          102
Chile Government International Bond
   6.875% due 04/28/09                                         100          114
   5.500% due 01/15/13                                          65           68
Coca-Cola HBC Finance BV
   5.500% due 09/17/15                                          25           26
Conoco Funding Co.
   5.450% due 10/15/06                                         250          269
   6.350% due 10/15/11                                         300          341
Corp Andina de Fomento CAF
   Series EXCH
   6.875% due 03/15/12                                         230          260
Deutsche Telekom International
   Finance BV
   8.250% due 06/15/05                                         150          162
   8.500% due 06/15/10                                         100          122
   8.750% due 06/15/30                                         300          386
Diageo Capital PLC
   6.125% due 08/15/05                                          15           16
   7.250% due 11/01/09                                         150          179
Domtar, Inc.
   7.875% due 10/15/11                                         275          325
European Investment Bank
   4.000% due 08/30/05                                          75           78
   4.625% due 03/01/07                                         475          508
   3.000% due 06/16/08                                         100          101
   Series DTC
   5.625% due 01/24/06                                         300          321
Export Development Canada
   2.750% due 12/12/05                                         100          102
Falconbridge, Ltd.
   7.350% due 06/05/12                                          25           29
Finland Government International Bond
   5.875% due 02/27/06                                         220          237
France Telecom Step Up Bond
   8.200% due 03/01/06                                         275          304
   9.500% due 03/01/31                                         225          298
Grupo Televisa SA
   8.000% due 09/13/11                                         200          233
Hanson Australia Pty, Ltd.
   5.250% due 03/15/13                                         100          102
HSBC Holdings PLC
   7.500% due 07/15/09                                         325          384
Hydro Quebec
   Series GH
   8.250% due 04/15/26                                         150          203
   Series HH
   8.500% due 12/01/29                                         150          211
Inco, Ltd.
   7.200% due 09/15/32                                          15           17
Instituto de Credito Oficial
   4.625% due 11/29/06                                         100          108
Inter-American Development Bank
   5.375% due 01/18/06                                         150          160
   4.375% due 09/20/12                                         175          181
   6.750% due 07/15/27                                         400          476
International Bank for
   Reconstruction & Development
   4.375% due 09/28/06                                         550          581
   7.625% due 01/19/23                                         100          132
   8.875% due 03/01/26                                         300          446
International Finance Corp.
   4.750% due 04/30/07                                         225          241
Israel Government International Bond
   4.625% due 06/15/13                                          60           58
Italy Government International Bond
   3.625% due 09/14/07                                          25           26
   5.625% due 06/15/12                                         355          391
   6.875% due 09/27/23                                         750          909
Korea Development Bank
   5.250% due 11/16/06                                         150          159
   5.750% due 09/10/13                                         200          212
Kowloon Canton Railway Corp.
   8.000% due 03/15/10                                         230          279
Landwirtschaftliche Rentenbank
   3.375% due 11/15/07                                         140          143
Malaysia Government
   International Bond
   7.500% due 07/15/11                                         325          386
Mexico Government
   International Bond
   9.875% due 02/01/10                                         745          948
   8.375% due 01/14/11                                         410          492
   5.875% due 01/15/14                                         200          204
   8.300% due 08/15/31                                         150          174
MTR Corp.
   7.500% due 02/04/09                                          80           94
National Westminster Bank PLC
   7.375% due 10/01/09                                          20           24
Nordic Investment Bank
   2.750% due 01/11/06                                         150          152

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Norsk Hydro ASA
   7.250% due 09/23/27                                          50           60
Oesterreichische Kontrollbank AG
   2.375% due 06/16/08                                         200          195
Petrobras International Finance Co.
   9.750% due 07/06/11                                          51           57
Petro-Canada
   4.000% due 07/15/13                                          50           47
   5.350% due 07/15/33                                         100           92
Poland Government International Bond
   6.250% due 07/03/12                                          85           94
Potash Corp. of Saskatchewan
   7.125% due 06/15/07                                          40           45
Province of British Columbia/Canada
   4.625% due 10/03/06                                          50           53
Province of Manitoba Canada
   4.250% due 11/20/06                                         100          105
Province of Quebec
   5.750% due 02/15/09                                         250          276
Quebecor World Capital Corp. (~~~)
   6.125% due 11/15/13                                         100          100
Repsol International Finance BV
   7.450% due 07/15/05                                         150          161
Republic of Korea
   8.875% due 04/15/08                                         270          326
Rio Tinto Finance USA, Ltd.
   2.625% due 09/30/08                                          35           34
Royal Bank of Scotland Group PLC
   5.000% due 10/01/14                                         100          102
Royal KPN NV
   8.000% due 10/01/10                                         250          300
Santander Central Hispano
   Issuances, Ltd.
   7.625% due 09/14/10                                         200          240
SMBC International Finance NV
   8.500% due 06/15/09                                          70           85
South Africa Government
   International Bond
   7.375% due 04/25/12                                         350          402
Telecom Italia Capital (~~~)
   5.250% due 11/15/13                                         250          253
Telefonica Europe BV
   7.750% due 09/15/10                                         225          270
Thomson Corp. (The)
   6.200% due 01/05/12                                         100          112
TransCanada Pipelines, Ltd.
   4.000% due 06/15/13                                         100           95
Transocean, Inc.
   7.375% due 04/15/18                                         100          120
   7.500% due 04/15/31                                         100          120
Vodafone Group PLC
   5.000% due 12/16/13                                         100          101
                                                                     ----------
                                                                         20,067
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 44.8%
Capco America Securitization Corp.
   Series 1998-D7 Class A1A
   5.860% due 10/15/30                                       1,000        1,065
CDC Mortgage Capital Trust(~)
   Series 2002-HE1 Class A
   1.040% due 01/25/33                                       1,554        1,557
Commercial Mortgage
   Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                       2,500        2,745
DLJ Commercial Mortgage Corp.
   Series 1998-CF2 Class A1A
   5.880% due 11/12/31                                       1,062        1,134
Federal Home Loan Mortgage Corp.
   15 Year TBA (~~)
   5.50%                                                     1,100        1,146
   15 Year Gold TBA (~~)
   4.50%                                                     2,000        2,019
   5.00%                                                     7,000        7,184
   30 Year TBA (~~)
   6.00%                                                    11,015       11,452
   30 Year TBA Gold (~~)
   5.00%                                                    15,000       15,019
   5.50%                                                     5,800        5,936
   7.00%                                                     1,500        1,592
   9.000% due 2005                                              17           18
   7.000% due 2009                                             294          315
   9.000% due 2010                                              68           75
   6.000% due 2011                                               8            9
   8.000% due 2011                                               8            8
   7.000% due 2012                                             285          305
   7.000% due 2013                                           2,703        2,893
   6.000% due 2016                                             330          348
   7.000% due 2016                                             512          548
   6.000% due 2017                                           5,046        5,321
   8.500% due 2025                                               3            3
   7.000% due 2028                                           1,287        1,368
   7.500% due 2028                                             804          867
   6.500% due 2029                                             459          483

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Federal National Mortgage Association
   15 Year TBA (~~)
   4.50%                                                    10,000       10,094
   30 Year TBA (~~)
   5.00%                                                     4,500        4,507
   5.50%                                                     6,500        6,648
   6.00%                                                     3,400        3,539
   6.50%                                                     2,500        2,629
   6.000% due 2009                                              26           28
   6.000% due 2011                                              31           33
   5.500% due 2014                                              37           39
   6.500% due 2014                                           1,275        1,358
   7.500% due 2015                                             170          182
   6.000% due 2016                                             307          324
   6.500% due 2016                                           1,416        1,507
   5.500% due 2017                                           1,306        1,362
   5.500% due 2018                                           1,085        1,131
   8.000% due 2023                                               1            1
   8.500% due 2024                                               3            3
   9.000% due 2025                                           1,164        1,298
   9.000% due 2026                                              10           11
   7.500% due 2027                                             485          521
   7.000% due 2029                                               7            7
   7.500% due 2030                                              12           13
   8.000% due 2031                                             474          512
   8.500% due 2031                                             248          268
   6.500% due 2032                                           2,522        2,654
   5.500% due 2033                                          14,364       14,706
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1998-C1 Class A1
   6.411% due 05/15/30                                         663          688
Government National
   Mortgage Association
   30 Year TBA (~~)
   6.00%                                                     5,000        5,220
Government National
   Mortgage Association I
   30 Year TBA (~~)
   7.00%                                                     2,725        2,902
   8.000% due 2008                                              22           23
   8.000% due 2012                                             305          331
   10.000% due 2013                                              5            6
   10.000% due 2014                                              1            2
   7.500% due 2022                                               3            3
   7.000% due 2023                                             341          365
   7.500% due 2023                                               3            3
   6.500% due 2024                                               8            9
   7.500% due 2024                                             148          160
   8.500% due 2025                                              30           33
   7.500% due 2027                                              51           54
   6.500% due 2028                                              84           89
   7.000% due 2028                                              77           82
   7.500% due 2028                                             142          153
   8.500% due 2028                                             344          376
   7.500% due 2029                                              51           54
   8.000% due 2029                                             138          150
   8.500% due 2029                                               6            7
   7.500% due 2030                                             119          128
   8.000% due 2030                                             242          264
   8.500% due 2030                                             253          276
   6.000% due 2032                                             116          121
   6.500% due 2032                                           2,634        2,782
   7.500% due 2032                                              84           90
   5.000% due 2033                                             920          924
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2002-CIB5 Class A2
   5.161% due 10/12/37                                       3,000        3,148
   Series 2004-C1 Class A2
   4.302% due 01/15/38                                       1,500        1,512
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A2
   7.950% due 01/15/10                                       2,960        3,568
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                         385          435
Salomon Brothers Mortgage
   Securities VII
   Series 2001-C1 Class A3
   6.428% due 12/18/35                                         600          668
Wachovia Bank Commercial
   Mortgage Trust
   Series 2004-C10 Class A4
   4.748% due 02/15/41                                       1,500        1,504
                                                                     ----------
                                                                        142,915
                                                                     ----------

MUNICIPAL BONDS - 0.2%
State of Illinois General Obligation
   Unlimited
   5.100% due 06/01/33                                         500          478
                                                                     ----------

UNITED STATES GOVERNMENT AGENCIES - 7.4%
Federal Home Loan Bank
   1.750% due 06/17/05                                       3,000        3,001
Federal Home Loan Mortgage Corp.
   1.620% due 11/23/05 (~)                                   3,000        3,000
   2.500% due 09/26/06                                       5,000        5,004
   6.750% due 03/15/31                                         650          775
   6.250% due 07/15/32                                       1,000        1,124
Federal National Mortgage
   Association
   1.370% due 02/24/06 (~)                                   3,500        3,500
   6.125% due 03/15/12                                       4,500        5,106
   Zero coupon
   0.000% due 10/09/19                                       2,800        1,172
Financing Corp.
   9.400% due 02/08/18                                         500          732
                                                                     ----------
                                                                         23,414
                                                                     ----------

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL
                                                        AMOUNT ($)     MARKET
                                                        OR SHARES      VALUE
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT TREASURIES - 16.9%
United States Treasury Inflation
   Indexed Bonds
   3.625% due 01/15/08                                       1,141        1,287
   2.000% due 01/15/14                                       5,835        6,057
   3.375% due 04/15/32                                       3,946        5,141
United States Treasury Notes
   10yr Future
   1.875% due 11/30/05                                      10,400       10,466
   1.875% due 01/31/06                                         125          126
   2.625% due 11/15/06                                       4,000        4,065
   2.250% due 02/15/07                                         560          562
   3.000% due 02/15/08                                       4,075        4,143
   3.250% due 08/15/08                                       5,210        5,316
   3.125% due 09/15/08                                       1,000        1,013
   4.250% due 08/15/13                                         500          513
   4.250% due 11/15/13                                         290          297
   7.250% due 05/15/16                                         700          894
   8.125% due 08/15/19                                       1,995        2,770
   8.750% due 05/15/20                                       1,700        2,494
   8.125% due 05/15/21                                       2,545        3,567
   8.125% due 08/15/21                                       2,170        3,045
   6.250% due 08/15/23                                         715          841
   5.375% due 02/15/31                                       1,300        1,401
                                                                     ----------
                                                                         53,998
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $321,899)                                                         334,125
                                                                     ----------

                                                         NOTIONAL
OPTIONS PURCHASED - 0.0%                                  AMOUNT
(NUMBER OF CONTRACTS)                                        $
                                                        ----------
Eurodollar One Year Midcurve Futures
   Apr 2004 97.25 Call (130)                                31,606          124
   Apr 2004 98.00 Call (130)                                31,850           12
United States Treasury Notes
   10 Year Futures
   May 2004 110.00 Put (53)                                  5,830           24
                                                                     ----------

TOTAL OPTIONS PURCHASED
(cost $87)                                                                  160
                                                                     ----------

                                                        PRINCIPAL
                                                        AMOUNT ($)     MARKET
                                                        OR SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 25.3%
Asset Securitization
   Cooperation Corp. (^)
   1.030% due 03/09/04                                      10,000        9,998
Atlantic Asset Security (^)
   1.030% due 03/18/04                                      12,000       11,994
Barton Capital Corp. Discount Note(^^)(^)
   1.030% due 03/03/04                                      10,000        9,999
Cancara Assets, Ltd. (^)
   1.030% due 03/25/04                                       5,000        4,997
Falcon Asset Securitization (^)
   1.020% due 03/18/04                                       5,000        4,998
Federal Home Loan Mortgage Corp.
   9.000% due 12/01/04                                           2            2
Federated Investors Prime
   Cash Obligation Fund (^)                                373,434          373
Jupiter Securitization Corp.
   Commercial Paper (^^)(^)
   1.020% due 03/16/04                                      10,000        9,996
Old Line Funding Corp. (^^)(^)
   1.020% due 03/05/04                                      10,050       10,048
Receivables Capital Corp. (^)
   1.020% due 03/31/04                                       5,000        4,996
Tulip Funding Corp. Years 1 & 2 (^)
   1.020% due 03/12/04                                      13,000       12,996
United States Treasury Bill (^^)(^)(+)
   1.020% due 04/29/04                                         300          300
                                                                     ----------
                                                                         80,697
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $80,696)                                                           80,697
                                                                     ----------

TOTAL INVESTMENTS - 130.1%
(identified cost $402,682)                                              414,982

OTHER ASSETS AND LIABILITIES
NET - (30.1%)                                                           (96,014)
                                                                     ----------

NET ASSETS - 100.0%                                                     318,968
                                                                     ==========


AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                                    UNREALIZED
                                                         NOTIONAL  APPRECIATION
FUTURES CONTRACTS                                         AMOUNT  (DEPRECIATION)
(NUMBER OF CONTRACTS)                                        $           $
--------------------------------------------------------------------------------
LONG POSITIONS
Eurodollar Futures
   expiration date 03/04 (20)                                4,943            2
   expiration date 06/04 (20)                                4,939            8
   expiration date 09/04 (21)                                5,175           30
   expiration date 12/04 (5)                                 1,228            3
   expiration date 03/05 (5)                                 1,224            4
   expiration date 06/05 (5)                                 1,219            4
   expiration date 09/05 (5)                                 1,215            3
   expiration date 12/05 (5)                                 1,211            3
   expiration date 03/06 (5)                                 1,207            5
   expiration date 06/06 (5)                                 1,204            5
   expiration date 09/06 (5)                                 1,202            5
   expiration date 12/06 (5)                                 1,199            4
United States Treasury 5 Year Notes
   expiration date 03/04 (56)                                6,371           28
United States Treasury 10 Year Notes
   expiration date 03/04 (67)                                7,730           50

SHORT POSITIONS
United States Treasury Bonds
   expiration date 03/04 (22)                                2,505          (47)
United States Treasury 10 Year Notes
   expiration date 06/04 (60)                                6,833          (23)
                                                                     ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                 84
                                                                     ==========

                                                         NOTIONAL      MARKET
OPTIONS WRITTEN                                           AMOUNT       VALUE
(NUMBER OF CONTRACTS)                                        $            $
-------------------------------------------------------------------------------
Eurodollar One Year Midcurve Futures
   Apr 2004 97.75 Call (260)                                63,538          (62)
United States Treasury Notes
   10 Year Futures
   May 2004 108.00 Put (53)                                  5,724          (11)
                                                                     ----------
TOTAL LIABILITY FOR OPTIONS
WRITTEN
(Premiums received $81)                                                     (73)
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

SSgA

INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.9%
ASSET-BACKED SECURITIES - 7.5%
Argent Securities, Inc.
   Series 2004-W3 Class A2
   1.320% due 02/25/34                                         640          640
Bank One Issuance Trust (~)
   Series 2004-A2 Class A2
   1.120% due 10/15/09                                       1,000        1,000
Centex Home Equity Loan Trust
   Series 2004-B Class AV1
   1.290% due 03/25/34                                       1,000        1,000
Citibank Credit Card Issuance Trust
   Series 2002-A1 Class A1
   4.950% due 02/09/09                                         500          534
Citibank Credit Card Master Trust I
   Series 1999-5 Class A
   6.100% due 05/15/08                                         500          544
Countrywide Asset-Backed Certificates (~)
   Series 2004-BC1 Class A1
   1.320% due 04/25/34                                       1,000        1,000
Daimler Chrysler Auto Trust
   Series 2002-A Class A4
   4.490% due 10/06/08                                         500          518
Discover Card Master Trust I
   Series 2001-6 Class A
   5.750% due 12/15/08                                         250          270
Ford Credit Auto Owner Trust
   Series 2002-C Class A4
   3.790% due 09/15/06                                         500          513
Ikon Receivables LLC
   Series 2002-1 Class A4
   4.680% due 11/15/09                                         270          281
MBNA Master Credit Card Trust USA
   Series 2000-I Class A
   6.900% due 01/15/08                                         500          538
Providian Master Trust
   Series 2000-1 Class A
   7.490% due 08/17/09                                          90           94
Securitized Asset Backed Receivables, LLC
   Series 2004-OP1 Class A2
   1.34% due 02/25/34                                          646          646
Structured Asset Investment Loan Trust (~)
   Series 2004-2 Class 3A1
   1.200% due 03/25/34                                       1,000        1,000
TRAINS(~~~)
   5.940% due 01/25/07                                          36           39
   6.962% due 01/15/12                                          36           41
USAA Auto Owner Trust
   Series 2003-1 Class A3
   1.580% due 06/15/07                                       1,000        1,000
                                                                     ----------
                                                                          9,658
                                                                     ----------
CORPORATE BONDS AND NOTES - 34.6%
360 Communications Co.
   7.500% due 03/01/06                                           8            9
3M Co.
   Series MTNC
   4.150% due 06/30/05                                          25           26
ABN Amro Bank NV
   7.550% due 06/28/06                                         100          113
Aetna, Inc.
   7.375% due 03/01/06                                          38           42
Aflac, Inc.
   6.500% due 04/15/09                                          17           19
Albertson's, Inc.
   7.500% due 02/15/11                                         150          175
Alcoa, Inc.
   5.875% due 06/01/06                                          60           65
   7.375% due 08/01/10                                          80           95
Alliance Capital Management, LP
   5.625% due 08/15/06                                         100          107
Alliant Energy Resources, Inc.
   7.000% due 12/01/11                                          50           58
Allstate Corp. (The)
   7.200% due 12/01/09                                          90          107
   6.125% due 02/15/12                                          72           80
Alltel Corp.
   7.000% due 07/01/12                                          40           46
Altria Group, Inc.
   7.000% due 07/15/05                                         125          132
Amerada Hess Corp.
   6.650% DUE 08/15/11                                         150          166
American Express Co.
   5.500% due 09/12/06                                          90           97
   3.750% due 11/20/07                                          40           41
   4.875% due 07/15/13                                          30           31
American General Finance Corp.
   Series MTNF
   5.875% due 07/14/06                                          50           54
   Series MTNH
   5.375% due 10/01/12                                         190          200
Anheuser-Busch Cos., Inc.
   6.000% due 04/15/11                                          95          106
Apache Corp.
   6.250% due 04/15/12                                          20           23
Archer-Daniels-Midland Co.
   7.125% due 03/01/13                                          50           60
Archstone-Smith Operating Trust
   5.000% due 08/15/07                                          10           11
   3.000% due 06/15/08                                          25           25
Arizona Public Service Co.
   6.375% due 10/15/11                                          50           56

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
AT&T Corp.
   6.000% due 03/15/09                                          50           54
AT&T Wireless Services, Inc.
   7.875% due 03/01/11                                         200          235
   8.125% due 05/01/12                                         100          120
Autozone, Inc.
   5.875% due 10/15/12                                          20           21
AvalonBay Communities, Inc.
   6.125% due 11/01/12                                          85           93
Baker Hughes, Inc.
   6.000% due 02/15/09                                          30           33
Bank of America Corp.
   7.125% due 09/15/06                                         215          239
   4.750% due 10/15/06                                         141          150
   5.250% due 02/01/07                                          15           16
   7.400% due 01/15/11                                         250          296
Bank of New York Co., Inc. (The)
   6.375% due 04/01/12                                          30           34
   Series MTNE
   3.900% due 09/01/07                                          25           26
Bank One Corp.
   6.500% due 02/01/06                                         200          217
   4.125% due 09/01/07                                         300          313
   5.900% due 11/15/11                                          85           94
Bank United
   Series MTNA
   8.000% due 03/15/09                                          90          108
BankAmerica Corp.
   7.200% due 04/15/06                                         195          216
Bayerische Landesbank
   2.500% due 03/30/06                                         125          127
BB&T Corp.
   6.500% due 08/01/11                                          15           17
   4.750% due 10/01/12                                          60           61
Bear Stearns Cos., Inc. (The)
   3.000% due 03/30/06                                          65           66
   7.000% due 03/01/07                                          25           28
   6.750% due 12/15/07                                         190          214
   4.000% due 01/31/08                                         100          103
BellSouth Corp.
   5.000% due 10/15/06                                         175          186
   6.000% due 10/15/11                                         100          110
Belo Corp.
   7.125% due 06/01/07                                          30           34
Black & Decker Corp.
   7.125% due 06/01/11                                          30           35
Boeing Capital Corp.
   6.500% due 02/15/12                                         250          281
Boston Properties, Inc.
   6.250% due 01/15/13                                          30           33
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                         190          201
Burlington Northern Santa Fe Corp.
   6.125% due 03/15/09                                          75           83
Campbell Soup Co.
   5.875% due 10/01/08                                          25           28
   6.750% due 02/15/11                                          60           69
Capital One Bank
   Series BKNT
   8.250% due 06/15/05                                         115          124
   4.875% due 05/15/08                                          50           52
Cardinal Health, Inc.
   6.750% due 02/15/11                                          40           46
Caterpillar Financial Services Corp.
   5.950% due 05/01/06                                         250          270
Cendant Corp.
   6.250% due 03/15/10                                         100          111
   7.375% due 01/15/13                                          20           23
CENTEX CORP
   5.130% due 10/01/13                                         100          100
CenturyTel, Inc.
   Series L
   7.875% due 08/15/12                                          25           30
Charter One Bank Fsb
   6.375% due 05/15/12                                          25           28
Chevron Phillips Chemical Co. LLC
   7.000% due 03/15/11                                         120          137
Chubb Corp.
   6.000% due 11/15/11                                         225          248
Cigna Corp.
   7.400% due 05/15/07                                          33           37
Cincinnati Gas & Electric
   5.700% due 09/15/12                                          20           21
Cingular Wireless LLC
   5.625% due 12/15/06                                          25           27
CIT Group, Inc.
   6.500% due 02/07/06                                         150          162
   7.375% due 04/02/07                                          25           28
   5.750% due 09/25/07                                         100          109
   7.750% due 04/02/12                                         125          150
Citigroup, Inc.
   5.500% due 08/09/06                                       1,200        1,292
   5.625% due 08/27/12                                         400          433
Citizens Communications Co.
   9.250% due 05/15/11                                          90          101
Clear Channel Communications, Inc.
   6.000% due 11/01/06                                          60           65
   7.650% due 09/15/10                                         100          119
Coca-Cola Co. (The)
   5.750% due 03/15/11                                          35           39

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.
   5.250% due 05/15/07                                         100          108
   4.375% due 09/15/09                                          15           16
   8.500% due 02/01/12                                          36           46
Comcast Cable Communications
   6.375% due 01/30/06                                         100          108
   6.200% due 11/15/08                                         100          110
   6.750% due 01/30/11                                          34           39
Computer Sciences Corp.
   6.750% due 06/15/06                                          60           66
ConAgra Foods, Inc.
   6.750% due 09/15/11                                         200          229
ConocoPhillips
   8.500% due 05/25/05                                         100          108
Consolidated Edison Co. of New York
   4.875% due 02/01/13                                          75           77
   Series 97-B
   6.450% due 12/01/07                                          75           84
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                         125          140
Constellation Energy Group, Inc.
   6.350% due 04/01/07                                          14           15
   6.125% due 09/01/09                                          80           88
Continental Cablevision
   8.300% due 05/15/06                                         100          112
Cooper Industries, Inc.
   5.500% due 11/01/09                                          20           22
Cooper Tire & Rubber Co.
   7.750% due 12/15/09                                          15           18
Coors Brewing Co.
   6.375% due 05/15/12                                          35           39
Countrywide Home Loans, Inc.
   Series MTNJ
   5.500% due 08/01/06                                         121          130
   Series MTNK
   5.500% due 02/01/07                                         175          189
   5.625% due 05/15/07                                          30           33
COX Communications, Inc.
   7.750% due 11/01/10                                         100          119
   7.125% due 10/01/12                                          50           58
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/06                                         200          217
   6.125% due 11/15/11                                         200          222
CSX Corp.
   6.750% due 03/15/11                                         100          114
   6.300% due 03/15/12                                         100          111
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                          20           21
   6.400% due 05/15/06                                         445          478
   7.750% due 01/18/11                                          14           16
   Series MTNA
   7.375% due 09/15/06                                          84           93
Delphi Corp.
   6.550% due 06/15/06                                          35           38
   6.500% due 05/01/09                                          39           43
Delta Air Lines, Inc.
   6.619% due 03/18/11                                          90           90
Deluxe Corp.
   5.000% due 12/15/12                                          25           26
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                          50           56
   7.500% due 04/25/09                                          45           53
Devon Financing Corp. ULC
   6.875% due 09/30/11                                         100          115
Dominion Resources, Inc.
   Series A
   8.125% due 06/15/10                                          27           33
   Series B
   6.250% due 06/30/12                                          70           77
Donaldson Lufkin & Jenrette, Inc. DLJ
   6.875% due 11/01/05                                         150          163
Dow Chemical Co. (The)
   7.000% due 08/15/05                                          40           43
   5.750% due 12/15/08                                         100          109
   5.750% due 11/15/09                                          50           54
DTE Energy Co.
   6.450% due 06/01/06                                          75           81
   Series A
   6.650% due 04/15/09                                          35           39
Duke Energy Corp.
   6.250% due 01/15/12                                          75           82
Duke Energy Field Services LLC
   5.750% due 11/15/06                                         125          135
   6.875% due 02/01/11                                          40           46
Eastman Chemical Co.
   7.000% due 04/15/12                                          30           34
Eastman Kodak Co.
   Series MTNA
   3.625% due 05/15/08                                          30           29
EI Du Pont de Nemours & Co.
   3.375% due 11/15/07                                          40           41
   6.875% due 10/15/09                                         115          134
Electronic Data Systems Corp.
   Series B
   6.000% due 08/01/13                                         100           96
Eli Lilly & Co.
   6.000% due 03/15/12                                         100          112
Emerson Electric Co.
   7.875% due 06/01/05                                          90           97
Energy East Corp.
   6.750% due 06/15/12                                          55           62

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
EOP Operating, LP
   8.375% due 03/15/06                                          55           62
   7.750% due 11/15/07                                         150          174
   7.000% due 07/15/11                                          40           46
ERP Operating, LP
   6.625% due 03/15/12                                          40           45
Estee Lauder Cos., Inc. (The)
   6.000% due 01/15/12                                          10           11
Exelon Corp.
   6.750% due 05/01/11                                          50           57
Exelon Generation Co. LLC
   6.950% due 06/15/11                                          95          109
Federated Department Stores
   8.500% due 06/01/10                                         100          123
FedEx Corp.
   7.250% due 02/15/11                                          25           29
First Data Corp.
   4.700% due 11/01/06                                          85           90
Firstar Bank NA
   7.125% due 12/01/09                                         200          234
Fleet National Bank
   Series BKNT
   5.750% due 01/15/09                                         225          247
FleetBoston Financial Corp.
   7.250% due 09/15/05                                          33           36
   4.875% due 12/01/06                                          15           16
Florida Power & Light Co.
   6.875% due 12/01/05                                          60           65
Ford Motor Credit Co.
   6.875% due 02/01/06                                         250          266
   6.500% due 01/25/07                                         550          588
   7.375% due 02/01/11                                         900          976
FPL Group Capital, Inc.
   7.625% due 09/15/06                                          55           62
   6.125% due 05/15/07                                          16           18
Franklin Resources, Inc.
   3.700% due 04/15/08                                          10           10
Gannett Co., Inc.
   6.375% due 04/01/12                                          45           51
General Dynamics Corp.
   2.125% due 05/15/06                                          20           20
   4.250% due 05/15/13                                          40           39
General Electric Capital Corp.
   Series MTNA
   2.850% due 01/30/06                                         200          203
   6.500% due 12/10/07                                         250          281
   4.625% due 09/15/09                                          25           26
   5.875% due 02/15/12                                         700          767
   6.000% due 06/15/12                                         450          497
General Mills, Inc.
   6.000% due 02/15/12                                         150          164
General Motors Acceptance Corp.
   6.750% due 01/15/06                                         635          680
   6.125% due 09/15/06                                          75           80
   6.125% due 08/28/07                                         250          269
   5.850% due 01/14/09                                          70           74
   7.750% due 01/19/10                                          60           69
General Motors Corp.
   7.200% due 01/15/11                                          10           11
   7.125% due 07/15/13                                         200          218
Gillette Co. (The)
   2.875% due 03/15/08                                          50           50
Global Marine, Inc.
   7.125% due 09/01/07                                          22           25
Golden West Financial Corp.
   4.750% due 10/01/12                                          40           41
Goldman Sachs Group, Inc.
   7.625% due 08/17/05                                         525          572
   6.650% due 05/15/09                                          50           57
   5.250% due 04/01/13                                         100          103
Goodrich Corp.
   7.625% due 12/15/12                                          30           36
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                           5            6
   7.500% due 01/15/09                                          50           58
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                          30           30
   4.700% due 09/01/07                                          35           37
Hertz Corp.
   8.250% due 06/01/05                                          14           15
Hewlett-Packard Co.
   7.150% due 06/15/05                                          95          102
   3.625% due 03/15/08                                         100          102
Historic TW, Inc.
   7.750% due 06/15/05                                         150          161
   8.110% due 08/15/06                                         100          113
HJ Heinz Co.
   6.625% due 07/15/11                                          70           81
Home Depot, Inc.
   5.375% due 04/01/06                                          40           43
Honeywell International, Inc.
   6.875% due 10/03/05                                          55           59
   5.125% due 11/01/06                                          55           59
Honeywell, Inc.
   7.000% due 03/15/07                                          21           24
Household Finance Corp.
   8.000% due 05/09/05                                         235          253
   6.500% due 01/24/06                                         240          260
   5.750% due 01/30/07                                          50           54
   6.875% due 03/01/07                                         100          112
   6.400% due 06/17/08                                          75           84
   8.000% due 07/15/10                                         150          182
   6.375% due 08/01/10                                          85           95

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Indiana Michigan Power Co.
   Series C
   6.125% due 12/15/06                                          40           44
InterActiveCorp
   6.750% due 11/15/05                                          50           53
International Business Machines Corp.
   4.875% due 10/01/06                                         500          534
International Lease Finance Corp.
   5.750% due 10/15/06                                         165          178
   6.375% due 03/15/09                                          50           56
   Series MTNM
   5.700% due 07/03/06                                          75           80
International Paper Co.
   6.750% due 09/01/11                                         130          147
John Deere Capital Corp.
   3.900% due 01/15/08                                          15           15
   7.000% due 03/15/12                                          50           59
   5.100% due 01/15/13                                         150          156
Johnson & Johnson
   3.800% due 05/15/13                                          30           29
JP Morgan & Co., Inc.
   6.700% due 11/01/07                                          75           84
JP Morgan Chase & Co.
   5.250% due 05/30/07                                          50           54
   7.875% due 06/15/10                                         350          423
   6.750% due 02/01/11                                         175          200
   6.625% due 03/15/12                                         100          114
Kellogg Co.
   Series B
   6.000% due 04/01/06                                         150          162
Kerr-McGee Corp.
   6.875% due 09/15/11                                          75           85
KeyBank National Association
   Series BKNT
   7.000% due 02/01/11                                         100          116
KeySpan Corp.
   6.150% due 06/01/06                                         200          217
KFW International Finance
   Series DTC
   4.250% due 04/18/05                                          65           67
   4.750% due 01/24/07                                         650          695
Kimberly-Clark Corp.
   5.625% due 02/15/12                                           5            5
Morgan Energy Partners, LP
   7.125% due 03/15/12                                         100          116
Morgan, Inc.
   6.500% due 09/01/12                                          80           90
Kohl's Corp.
   6.300% due 03/01/11                                          10           11
Kraft Foods, Inc.
   4.625% due 11/01/06                                         110          116
   5.250% due 06/01/07                                         100          107
   5.625% due 11/01/11                                          10           11
Kroger Co.
   6.800% due 04/01/11                                         250          285
Lehman Brothers Holdings, Inc.
   6.250% due 05/15/06                                         450          488
   4.000% due 01/22/08                                         100          103
Lenfest Communications, Inc.
   8.375% due 11/01/05                                         100          110
Lennar Corp.
   7.625% due 03/01/09                                          55           64
Liberty Media Corp.
   5.700% due 05/15/13                                         150          153
Lincoln National Corp.
   5.250% due 06/15/07                                          35           38
Lion Connecticut Holdings, Inc.
   7.125% due 08/15/06                                         200          223
Lockheed Martin Corp.
   8.200% due 12/01/09                                         125          154
Lowe's Cos., Inc.
   8.250% due 06/01/10                                          30           37
Mack-Cali Realty, LP
   7.250% due 03/15/09                                          50           58
Marathon Oil Corp.
   5.375% due 06/01/07                                          75           81
Marriott International, Inc.
   Series D
   8.125% due 04/01/05                                          40           43
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                         100          108
Marshall & Ilsley Bank
   5.250% due 09/04/12                                          45           48
Masco Corp.
   5.875% due 07/15/12                                          95          103
May Department Stores Co. (The)
   8.000% due 07/15/12                                          30           37
MBNA America Bank
   7.125% due 11/15/12                                          40           47
MBNA Corp.
   6.250% due 01/17/07                                         150          164
McDonald's Corp.
   Series MTNG
   5.375% due 04/30/07                                         100          108
MeadWestvaco Corp.
   6.850% due 04/01/12                                         100          112
Mellon Funding Corp.
   7.500% due 06/15/05                                         150          161
Merck & Co., Inc.
   4.375% due 02/15/13                                          75           75
Merrill Lynch & Co., Inc.
   7.375% due 05/15/06                                         125          139
   Series MTNB
   4.000% due 11/15/07                                         400          414

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Metlife, Inc.
   5.375% due 12/15/12                                          75           79
Midamerican Funding LLC
   6.339% due 03/01/09                                         150          168
Monsanto Co.
   4.000% due 05/15/08                                          30           30
   7.375% due 08/15/12                                          10           12
Mony Group, Inc.
   7.450% due 12/15/05                                          25           27
Morgan Stanley
   7.750% due 06/15/05                                         300          323
   5.800% due 04/01/07                                         400          438
   5.300% due 03/01/13                                         250          261
Motorola, Inc.
   6.750% due 02/01/06                                          20           22
   7.600% due 01/01/07                                          35           39
   8.000% due 11/01/11                                         100          120
National City Bank
   4.625% due 05/01/13                                         135          135
National Fuel Gas Co.
   5.250% due 03/01/13                                          20           21
National Rural Utilities Cooperative Finance
   6.125% due 05/15/05                                          70           74
   5.750% due 08/28/09                                         200          220
Nationwide Financial Services
   5.900% due 07/01/12                                          41           44
New Plan Excel Realty Trust
   5.875% due 06/15/07                                          15           16
News America Holdings, Inc.
   9.250% due 02/01/13                                          10           13
Niagara Mohawk Power Corp.
   Series G
   7.750% due 10/01/08                                          75           88
Nisource Finance Corp.
   7.625% due 11/15/05                                          75           82
   7.875% due 11/15/10                                          36           43
Norfolk Southern Corp.
   8.375% due 05/15/05                                         140          151
Northrop Grumman Corp.
   7.125% due 02/15/11                                         165          193
Occidental Petroleum Corp.
   6.750% due 01/15/12                                         150          173
Ocean Energy, Inc.
   4.375% due 10/01/07                                          15           16
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                         100          105
Oncor Electric Delivery Co.
   6.375% due 05/01/12                                          25           28
Pacific Bell
   6.875% due 08/15/06                                          52           57
Pacificorp
   6.900% due 11/15/11                                          40           47
Pemex Project Funding Master Trust
   7.875% due 02/01/09                                         100          114
Pepco Holdings, Inc.
   6.450% due 08/15/12                                          25           28
Pfizer, Inc.
   5.625% due 02/01/06                                          25           27
   3.300% due 03/02/09                                          75           75
PHH Corp.
   7.125% due 03/01/13                                          50           57
Pitney Bowes, Inc.
   4.625% due 10/01/12                                          45           46
PNC Funding Corp.
   5.750% due 08/01/06                                         150          162
   7.500% due 11/01/09                                         150          178
PPL Electric Utilities Corp.
   6.250% due 08/15/09                                          30           34
Praxair, Inc.
   6.375% due 04/01/12                                          50           57
Procter & Gamble Co.
   4.750% due 06/15/07                                         150          160
Progress Energy, Inc.
   6.750% due 03/01/06                                         100          109
   5.850% due 10/30/08                                         100          109
Prologis
   5.500% due 03/01/13                                          50           53
PSEG Power LLC
   6.875% due 04/15/06                                         150          164
PSI Energy, Inc.
   7.850% due 10/15/07                                          60           70
Public Service Co. of Colorado
   7.875% due 10/01/12                                          90          111
Pulte Homes, Inc.
   7.875% due 08/01/11                                          40           48
Quest Diagnostics
   6.750% due 07/12/06                                          20           22
Raytheon Co.
   6.500% due 07/15/05                                          37           39
   8.300% due 03/01/10                                         150          182
   5.500% due 11/15/12                                          35           37
Reed Elsevier Capital, Inc.
   6.750% due 08/01/11                                          60           70
Republic Services, Inc.
   7.125% due 05/15/09                                          40           46
Safeway, Inc.
   6.500% due 03/01/11                                         200          222
Sara Lee Corp.
   6.250% due 09/15/11                                          60           68
SBC Communications, Inc.
   5.750% due 05/02/06                                         260          279

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Sempra Energy
   7.950% due 03/01/10                                          80           96
Simon Property Group, LP
   6.375% due 11/15/07                                         120          134
   7.125% due 02/09/09                                          20           23
SLM Corp.
   5.125% due 08/27/12                                          50           52
   Series MTNA
   5.625% due 04/10/07                                          55           60
   5.000% due 10/01/13                                         100          102
Southern Co. Capital Funding, Inc.
   Series A
   5.300% due 02/01/07                                         100          109
Sprint Capital Corp.
   7.125% due 01/30/06                                         210          228
   6.375% due 05/01/09                                          90           99
   7.625% due 01/30/11                                          59           68
St Paul Cos
   5.750% due 03/15/07                                          50           55
Suntrust Bank
   Series BKNT
   6.375% due 04/01/11                                         100          113
Swiss Bank Corp. NY
   7.250% due 09/01/06                                         100          112
Tampa Electric Co.
   6.375% due 08/15/12                                          90           99
Target Corp.
   7.500% due 08/15/10                                         150          179
   5.875% due 03/01/12                                         100          110
Tele-Communications-TCI Group
   7.250% due 08/01/05                                         100          107
Textron Financial Corp.
   5.875% due 06/01/07                                          40           44
   6.000% due 11/20/09                                          50           56
Time Warner, Inc.
   6.875% due 05/01/12                                         100          113
Toyota Motor Credit Corp.
   5.500% due 12/15/08                                         100          110
Travelers Property Casualty Corp.
   3.750% due 03/15/08                                          50           51
TXU Energy Co.
   7.000% due 03/15/13                                         100          114
Tyson Foods, Inc.
   8.250% due 10/01/11                                         150          175
UFJ Bank, Ltd.
   7.400% due 06/15/11                                         120          136
Unilever Capital Corp.
   6.875% due 11/01/05                                          70           76
   7.125% due 11/01/10                                          75           89
Union Oil Co. of California
   5.050% due 10/01/12                                          50           52
Union Pacific Corp.
   5.750% due 10/15/07                                         200          218
Union Planters Bank NA
   5.125% due 06/15/07                                          50           54
United Technologies Corp.
   6.100% due 05/15/12                                          90          101
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                          20           22
UST, Inc.
   6.625% due 07/15/12                                          50           56
USX Corp.
   6.850% due 03/01/08                                          20           23
Valero Energy Corp.
   6.875% due 04/15/12                                         100          114
Verizon Global Funding Corp.
   6.750% due 12/01/05                                         410          444
   6.875% due 06/15/12                                          65           74
   7.375% due 09/01/12                                          50           59
   Series *
   6.125% due 06/15/07                                         100          110
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                         100          107
Verizon/New England
   6.500% due 09/15/11                                          50           56
Viacom, Inc.
   7.750% due 06/01/05                                         200          215
   6.400% due 01/30/06                                         100          108
Virginia Electric and Power Co.
   Series A
   4.750% due 03/01/13                                          50           50
Vornado Realty Trust
   5.625% due 06/15/07                                          20           22
Wachovia Bank NA/Charlotte
   Series BKNT
   7.800% due 08/18/10                                         175          214
Wachovia Corp.
   4.950% due 11/01/06                                         200          213
   6.400% due 04/01/08                                          20           22
   5.625% due 12/15/08                                          35           38
Wal-Mart Stores, Inc.
   5.450% due 08/01/06                                          86           93
   6.875% due 08/10/09                                         300          351
Washington Mutual, Inc.
   5.625% due 01/15/07                                         150          162
   8.250% due 04/01/10                                          30           37
Waste Management, Inc.
   7.375% due 08/01/10                                         125          146
WellPoint Health Networks
   6.375% due 01/15/12                                          30           34

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Wells Fargo Bank NA
   6.450% due 02/01/11                                         285          325
Wells Fargo Financial, Inc.
   7.000% due 11/01/05                                         250          272
Weyerhaeuser Co.
   6.125% due 03/15/07                                         225          246
   6.750% due 03/15/12                                          50           56
Wisconsin Energy Corp.
   6.500% due 04/01/11                                          59           66
Wyeth
   6.950% due 03/15/11                                         150          171
   5.500% due 03/15/13                                          50           52
                                                                     ----------
                                                                         44,340
                                                                     ----------

INTERNATIONAL DEBT - 9.1%
ACE, Ltd.
   6.000% due 04/01/07                                         100          109
Alcan, Inc.
   4.875% due 09/15/12                                          10           10
   4.500% due 05/15/13                                          50           50
Amvescap PLC
   5.900% due 01/15/07                                          42           46
Anadarko Finance Co.
   Series B
   6.750% due 05/01/11                                         150          173
Asian Development Bank
   4.875% due 02/05/07                                         250          267
Bank of Tokyo-Mitsubishi, Ltd. (The)
   8.400% due 04/15/10                                          90          111
BHP Finance USA, Ltd.
   8.500% due 12/01/12                                          26           34
BP Capital Markets PLC
   4.625% due 05/27/05                                         150          156
British Telecommunications PLC
   7.875% due 12/15/05                                         250          275
Burlington Resources Finance Co.
   5.600% due 12/01/06                                          75           81
Canada Government International Bond
   6.375% due 07/21/05                                          55           59
   6.750% due 08/28/06                                         175          194
Canadian National Railway Co.
   4.400% due 03/15/13                                          50           49
Canadian Natural Resources, Ltd.
   5.450% due 10/01/12                                          55           58
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                         100          103
Chile Government International Bond
   5.625% due 07/23/07                                          50           54
   6.875% due 04/28/09                                         100          114
Conoco Funding Co.
   5.450% due 10/15/06                                         190          205
Corp Andina de Fomento CAF
   Series EXCH
   6.875% due 03/15/12                                         225          254
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                         225          243
   3.875% due 07/22/08                                          75           76
   8.500% due 06/15/10                                          10           12
Diageo Capital PLC
   3.500% due 11/19/07                                          15           15
   3.375% due 03/20/08                                          30           30
   7.250% due 11/01/09                                         100          119
European Investment Bank
   4.625% due 03/01/07                                         650          695
   3.000% due 06/16/08                                         100          101
   Series DTC
   5.625% due 01/24/06                                         150          160
Falconbridge, Ltd.
   7.350% due 06/05/12                                          16           19
Finland Government International Bond
   5.875% due 02/27/06                                          15           16
   4.750% due 03/06/07                                         115          123
France Telecom Step Up Bond
   8.200% due 03/01/06                                         200          221
Grupo Televisa SA
   8.000% due 09/13/11                                         100          116
Hanson Australia Pty, Ltd.
   5.250% DUE 03/15/13                                         100          102
Hellenic Republic Government
   International Bond
   6.950% due 03/04/08                                          20           23
HSBC Holdings PLC
   7.500% due 07/15/09                                         150          177
Hydro Quebec
   Series IF
   8.000% due 02/01/13                                          85          108
Instituto de Credito Oficial
   4.625% due 11/29/06                                          95          102
Inter-American Development Bank
   5.375% due 01/18/06                                         600          641
   6.625% due 03/07/07                                         125          141
   4.375% due 09/20/12                                          20           21
International Bank for Reconstruction &
   Development
   4.375% due 09/28/06                                         600          634
International Finance Corp.
   4.750% due 04/30/07                                         100          107
Israel Government International Bond
   4.625% due 06/15/13                                          40           39
Italy Government International Bond
   4.375% due 10/25/06                                         400          421
   5.625% due 06/15/12                                         525          579

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
KFW Group
   7.000% due 06/23/05                                         130          139
Korea Development Bank
   5.250% due 11/16/06                                         150          159
   4.250% due 11/13/07                                          15           15
Kowloon Canton Railway Corp.
   8.000% due 03/15/10                                          90          109
Landwirtschaftliche Rentenbank
   3.375% due 11/15/07                                         150          153
Malaysia Government International Bond
   7.500% due 07/15/11                                         110          131
Mexico Government International Bond
   9.875% due 01/15/07                                         100          119
   4.625% due 10/08/08                                          50           51
   9.875% due 02/01/10                                         190          242
   8.375% due 01/14/11                                         205          246
   7.500% due 01/14/12                                          50           57
MTR Corp.
   7.500% due 02/04/09                                          60           70
National Australia Bank, Ltd.
   6.600% due 12/10/07                                          36           40
National Westminster Bank PLC
   7.375% due 10/01/09                                          80           95
New Brunswick Province of
   3.500% due 10/23/07                                          50           51
Nordic Investment Bank
   2.750% due 01/11/06                                         100          102
Oesterreichische Kontrollbank AG
   5.125% due 03/20/07                                         125          135
   2.375% due 06/16/08                                          50           49
Ontario Electricity Financial Corp.
   6.100% due 01/30/08                                          70           78
Petrobras International Finance Co.
   9.750% due 07/06/11                                          25           28
Poland Government International Bond
   6.250% due 07/03/12                                          50           56
Potash Corp. of Saskatchewan
   7.125% due 06/15/07                                           5            6
Province of British Columbia
   4.625% due 10/03/06                                          60           63
Province of Manitoba
   4.250% due 11/20/06                                          65           68
Province of Ontario
   7.000% due 08/04/05                                          60           65
   2.625% due 12/15/05                                         100          101
   6.000% due 02/21/06                                         200          216
Province of Quebec
   7.000% due 01/30/07                                         100          112
   5.750% due 02/15/09                                         100          110
Quebecor World Capital Corp.(~~~)
   6.125% due 11/15/13                                          50           50
Repsol International Finance BV
   7.450% due 07/15/05                                          75           80
Republic of Korea
   8.875% due 04/15/08                                         100          121
Rio Tinto Finance USA, Ltd.
   2.625% due 09/30/08                                          30           29
Royal KPN NV
   8.000% due 10/01/10                                         100          120
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                         110          132
SMBC International Finance NV
   8.500% due 06/15/09                                          60           72
South Africa Government International Bond
   7.375% due 04/25/12                                         115          132
Stora Enso Oyj
   7.375% DUE 05/15/11                                           5            6
Telecom Italia Capital(~~~)
   5.250% due 11/15/13                                         250          253
Telefonica Europe BV
   7.750% due 09/15/10                                         150          180
Thomson Corp. (The)
   6.200% due 01/05/12                                         100          112
TransCanada Pipelines, Ltd.
   4.000% due 06/15/13                                          50           48
Transocean, Inc.
   9.500% due 12/15/08                                          15           19
XL Capital Europe PLC
   6.500% due 01/15/12                                          26           29
                                                                     ----------
                                                                         11,692
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 3.8%
Bear Stearns Commercial
   Mortgage Securities
   Series 2001-TOP2 Class A2
   6.480% due 02/15/35                                         330          376
   Series 2002-TOP6 Class A2
   6.460% due 10/15/36                                         315          359
   Series 2002-TOP6 Class X2 IO (~~~)
   0.673% due 10/15/36                                       5,666          146
COMM
   Series 1999-1 Class A1
   6.145% due 05/15/32                                         287          304
CS First Boston Mortgage
   Securities Corp.
   Series 2001-CK1 Class A3
   6.380% due 12/16/35                                         500          564
First Union National Bank
   Commercial Mortgage
   Series 2001-C4 Class A2
   6.223% due 12/12/33                                         315          353

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
   Securities, Inc.
   Series 2001-C1 Class A2
   6.465% due 04/15/34                                         500          566
Heller Financial Commercial
   Mortgage Asset
   Series 1999-PH1 Class A1
   6.500% due 05/15/31                                         537          583
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2001-CIBC Class A3
   6.260% due 03/15/33                                         300          336
   Series 2004-C1 Class A2
   4.302% due 01/15/38                                         500          504
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                          20           23
Residential Asset Securities Corp.
   Series 2002-KS4 Class AI3
   4.590% due 10/25/26                                         200          204
Wachovia Bank Commercial
   Mortgage Trust
   Series 2004-C10 Class A4
   4.748% due 02/15/41                                         500          501
                                                                     ----------
                                                                          4,819
                                                                     ----------

UNITED STATES GOVERNMENT AGENCIES - 16.6%
Federal Home Loan Bank
   1.750% due 06/17/05                                       1,000        1,000
   3.875% due 06/14/13                                         500          483
Federal Home Loan Mortgage Corp.
   1.520% due 07/22/05                                       1,500        1,500
   1.500% due 08/15/05                                       1,000        1,000
   1.620% due 11/23/05                                       1,500        1,500
   3.500% due 09/15/07                                       1,500        1,543
   2.750% due 03/15/08                                       1,500        1,494
   3.625% due 09/15/08                                       1,000        1,022
   5.125% due 07/15/12                                         750          798
Federal National Mortgage Association
   3.875% due 03/15/05                                       2,000        2,054
   1.370% due 02/24/06                                       1,500        1,500
   4.375% due 10/15/06                                         900          950
   4.250% due 07/15/07                                       1,750        1,845
   2.500% DUE 06/15/08                                       1,500        1,472
   6.400% due 05/14/09                                         400          404
   6.000% due 05/15/11                                       1,490        1,679
   4.375% due 03/15/13                                       1,000        1,006
                                                                     ----------
                                                                         21,250
                                                                     ----------

UNITED STATES GOVERNMENT TREASURIES - 25.3%
United States Treasury Inflation
   Indexed Bonds
   3.625% due 01/15/08                                       3,422        3,861
   2.000% due 01/15/14                                       4,987        5,176
United States Treasury Note
   1.625% due 03/31/05                                       2,000        2,009
   1.625% due 04/30/05                                       1,250        1,256
   1.500% due 07/31/05                                         435          436
   2.000% due 08/31/05                                         500          505
   1.625% due 09/30/05                                          95           95
   1.875% due 11/30/05                                       2,005        2,017
   1.875% due 01/31/06                                         352          354
   2.250% due 02/15/07                                       2,640        2,649
   3.000% due 11/15/07                                       3,500        3,570
   3.000% due 02/15/08                                       5,130        5,215
   2.625% due 05/15/08                                       1,500        1,498
   3.125% due 09/15/08                                       1,000        1,013
   4.000% due 11/15/12                                         300          304
   3.625% due 05/15/13                                       1,000          984
   4.000% due 02/15/14                                       1,550        1,552
                                                                     ----------
                                                                         32,494
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $119,997)                                                         124,253
                                                                     ----------

                                                         NOTIONAL
OPTIONS PURCHASED - 0.1%                                  AMOUNT
(NUMBER OF CONTRACTS)                                        $
                                                        ----------
Eurodollar Futures
   Apr 2004 98.00 Call (50)                                 12,250            5
   Apr 2004 97.25 Call (50)                                 12,156           48
United States Treasury Notes
   10 Year Futures
   May 2004 110.00 Put (15)                                  1,650            7
                                                                     ----------
TOTAL OPTIONS PURCHASED
(cost $50)                                                                   60
                                                                     ----------

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.9%
Atlantic Asset Security (^)
   1.030% due 03/18/04                                       5,000        4,998
Can Ast & Can Ltd. (^)
   1.030% due 03/25/04                                       1,000          999
Falcon Asset Securitization Corp. (^)
   1.010% due 03/15/04                                       1,000        1,000
   1.020% due 03/08/04                                       2,000        1,999
Federated Investors Prime Cash
   Obligations Fund (+)                                  2,386,297        2,386
Receivables Capital Corp. (^)
   1.020% due 03/31/04                                       1,000          999
Tulip Funding Corp. Years 1 & 2 (^)
   1.020% due 04/29/04                                       4,000        3,999
United States Treasury Bill (^^)(^)(+)
   0.880% due 04/29/04                                         200          200
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $16,580)                                                           16,580
                                                                     ----------

TOTAL INVESTMENTS - 109.9%
(identified cost $136,627)                                              140,893

OTHER ASSETS AND LIABILITIES
NET - (9.9%)                                                            (12,704)
                                                                     ----------

NET ASSETS - 100.0%                                                     128,189
                                                                     ==========

                                                         NOTIONAL   UNREALIZED
FUTURES CONTRACTS                                         AMOUNT   APPRECIATION
(NUMBER OF CONTRACTS)                                        $    (DEPRECIATION)
--------------------------------------------------------------------------------
LONG POSITIONS
United States Treasury 5 Year Notes
   expiration date 03/04 (12)                                1,365           32
United States Treasury 2 Year Notes
   expiration date 03/04 (15)                                3,235           21
10 Year Interest Rate Swap Futures
   expiration date 03/04 (16)                                1,805           75
5 Year Interest Rate Swap Futures
   expiration date 03/04 (10)                                1,119           33
SHORT POSITIONS
United States Treasury 10 Year Notes
   expiration date 03/04 (5)                                   577           (8)
                                                                     ----------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                153
                                                                     ==========

                                                         NOTIONAL       MARKET
OPTIONS WRITTEN                                           AMOUNT         VALUE
(NUMBER OF CONTRACTS)                                        $             $
-------------------------------------------------------------------------------
Eurodollar Futures
   Apr 2004 97.75 Call (100)                                24,438          (24)
United States Treasury Notes
   10 Year Futures
   May 2004 108.00 Put (15)                                  1,620           (3)
                                                                     ----------

TOTAL LIABILITY FOR OPTIONS
WRITTEN
(premiums received $27)                                                     (27)
                                                                     ==========


AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.0%
ASSET-BACKED SECURITIES - 2.3%
AES Ironwood LLC
   8.857% due 11/30/25                                         905          986
Midwest Generation LLC
   8.560% due 01/02/16                                       1,810        1,936
                                                                     ----------
                                                                          2,922
                                                                     ----------

CORPORATE BONDS AND NOTES - 89.7%
Adelphia Business Solutions, Inc. (###)(^^^)
   12.000% due 11/01/07                                      1,000            3
Advanstar Communications, Inc.
   10.750% due 08/15/10                                        720          787
   Series B
   12.000% due 02/15/11                                        500          534
AES Corp. (The)
   7.750% due 03/01/14                                         570          564
Ahold Finance USA, Inc.
   8.250% due 07/15/10                                         495          542
Allegheny Energy Supply (~~~)
   8.750% due 04/15/12                                         900          891
Allied Waste North America
   5.750% due 02/15/11 (~~~)                                   950          922
   7.875% due 04/15/13                                         400          434
   Series B
   9.250% due 09/01/12                                         510          575
AMR Corp.
   9.000% due 08/01/12                                         800          728
Arco Chemical Co.
   9.375% due 12/15/05                                         525          538
Asbury Automotive Group, Inc. (~~~)
   8.000% due 03/15/14                                       1,055        1,058
BE Aerospace, Inc.
   8.500% due 10/01/10                                         230          250
Calpine Corp.
   6.870% due 07/15/07 (~) (~~~)                               632          599
   8.500% due 02/15/11                                         460          352
   8.750% due 07/15/13 (~~~)                                 1,155        1,060
Charter Communications Holdings
   LLC/Charter Communications Holdings
   8.625% due 04/01/09                                       1,470        1,224
Chesapeake Energy Corp.
   6.875% due 01/15/16                                         610          631
CMS Energy Corp.
   9.875% due 10/15/07                                         835          922
Coinmach Corp.
   9.000% due 02/01/10                                         970        1,035
Cole National Group
   8.875% due 05/15/12                                       1,155        1,340
Compass Minerals Group, Inc.
   10.000% due 08/15/11                                        890        1,010
Concentra Operating Corp.
   13.000% due 08/15/09                                        900          995
Constar International, Inc.
   11.000% due 12/01/12                                        885          739
Continental Airlines, Inc.
   Series A
   7.875% due 07/02/18                                         900          902
Couche-Tard US, LP/Couche-Tard
   Finance Corp. (~~~)
   7.500% due 12/15/13                                         660          706
Crum & Forster Holdings Corp. (~~~)
   10.375% due 06/15/13                                      1,195        1,350
CSC Holdings, Inc.
   9.875% due 04/01/23                                       1,925        2,013
Delta Air Lines, Inc.
   7.900% due 12/15/09                                       1,015          746
Dex Media East LLC/Dex Media
   East Finance Co.
   12.125% due 11/15/12                                        900        1,069
Dex Media West LLC/Dex Media
   Finance Co. (~~~)
   9.875% due 08/15/13                                         220          247
DirecTV Holdings LLC
   8.375% due 03/15/13                                       1,120        1,274
Dole Food Co., Inc.
   8.875% due 03/15/11                                       1,390        1,490
Domino's, Inc.
   8.250% due 07/01/11                                         545          586
DR Horton, Inc.
   8.500% due 04/15/12                                       1,025        1,166
El Paso CGP Co.
   6.500% due 06/01/08                                         975          843
   6.950% due 06/01/28                                         475          352
El Paso Corp.
   7.875% due 06/15/12                                         685          620
Elizabeth Arden, Inc. (~~~)
   7.750% due 01/15/14                                         465          480
Equistar Chemicals, LP/Equistar
   Funding Corp.
   10.630% due 05/01/11                                        670          727
Exco Resources, Inc. (~~~)
   7.250% due 01/15/11                                         350          361
Felcor Lodging, LP
   9.000% due 06/01/11                                         565          596
Georgia-Pacific Corp.
   9.375% due 02/01/13                                       1,875        2,169
   8.125% due 06/15/23                                         730          730
Granite Broadcasting Corp. (~~~)
   9.750% due 12/01/10                                       1,195        1,174
Gray Television, Inc.
   9.250% due 12/15/11                                         480          534

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Grey Wolf, Inc.
   8.875% due 07/01/07                                          31           32
   Series C
   8.875% due 07/01/07                                         331          340
Hanover Compressor Co.
   8.625% due 12/15/10                                         115          121
Hanover Compressor Co. Zero Coupon
   0.000% due 03/31/07                                         680          517
HLI Operating Co., Inc.
   10.500% due 06/15/10                                        945        1,080
Hollinger International Publishing
   9.000% due 12/15/10                                       1,440        1,569
Hollinger Participation Trust (~~~)
   12.125% due 11/15/10                                        830          956
Host Marriott, LP
   7.130% due 11/01/13                                         700          723
   Series G
   9.250% due 10/01/07                                         610          679
   Series I
   9.500% due 01/15/07                                         140          155
Huntsman International LLC
   Series *
   10.125% due 07/01/09                                      1,365        1,391
IASIS Healthcare Corp.
   8.500% due 10/15/09                                         785          844
Insight Health Services Corp.
   Series B
   9.875% due 11/01/11                                       1,055        1,084
Interep National Radio Sales, Inc.
   Series B
   10.000% due 07/01/08                                      1,000          890
Intermedia Communications, Inc. (###)
   Series B
   11.250% due 07/15/07                                        800          716
Iron Mountain, Inc.
   8.625% due 04/01/13                                         660          718
   6.625% due 01/01/16                                         600          582
Isle of Capri Casinos, Inc. (~~~)
   7.000% due 03/01/14                                         910          910
ISP Holdings, Inc.
   Series B
   10.625% due 12/15/09                                        970        1,077
Jacuzzi Brands, Inc.
   9.630% due 07/01/10                                         890          975
JC Penney Co., Inc./New
   8.125% due 04/01/27                                         945        1,035
John Q Hammons Hotels, LP/
   John Q Hammons Hotels
   Finance Corp. III
   Series B
   8.875% due 05/15/12                                       1,000        1,093
KRATON Polymers LLC/Capital Corp. (~~~)
   8.125% due 01/15/14                                         700          744
L-3 Communications Corp.
   6.125% due 07/15/13                                         975        1,002
Level 3 Communications, Inc.
   9.125% due 05/01/08                                       1,035          862
Lucent Technologies, Inc.
   6.450% due 03/15/29                                         470          384
Lyondell Chemical Co.
   10.875% due 05/01/09                                      1,040        1,043
Magnum Hunter Resources, Inc.
   9.600% due 03/15/12                                       1,050        1,171
Meritage Corp.
   9.750% due 06/01/11                                       1,250        1,405
MGM Mirage
   8.375% due 02/01/11                                         770          887
Muzak LLC/Muzak Finance Corp.
   10.000% due 02/15/09                                        860          905
Nevada Power Co.
   Series E
   10.875% due 10/15/09                                        940        1,100
Nextel Communications, Inc.
   6.875% due 10/31/13                                         440          470
   7.375% due 08/01/15                                         925          997
Nextel Partners, Inc.
   8.125% due 07/01/11                                         820          865
Nextmedia Operating, Inc.
   10.750% due 07/01/11                                        675          758
Nortek, Inc.
   Series B
   9.875% due 06/15/11                                         950        1,064
NRG Energy, Inc. (~~~)
   8.000% due 12/15/13                                         460          475
Owens-Brockway
   8.875% due 02/15/09                                         750          816
   8.750% due 11/15/12                                         715          785
Paxson Communications Corp.
   10.750% due 07/15/08                                        910          942
Peabody Energy Corp.
   Series B
   6.875% due 03/15/13                                         845          902
Phosphate Resource Partners, LP
   7.000% due 02/15/08                                       1,120        1,159
Playtex Products, Inc. (~~~)
   8.000% due 03/01/11                                         935          972
Pliant Corp.
   13.000% due 06/01/10                                        625          534
   Series *
   13.000% due 06/01/10                                        400          342
PolyOne Corp.
   8.875% due 05/01/12                                         960          934

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Primedia, Inc.
   8.875% due 05/15/11                                         930          960
Primus Telecommunications GP (~~~)
   8.000% due 01/15/14                                         925          879
Qwest Capital Funding, Inc.
   7.900% due 08/15/10                                         935          865
   7.625% due 08/03/21                                         465          393
Qwest Communications International (~~~)
   7.500% due 02/15/14                                         475          449
Qwest Corp.
   8.875% due 06/01/31                                         435          455
Rayovac Corp.
   8.500% due 10/01/13                                       1,035        1,105
Reader's Digest Association, Inc.
   6.500% due 03/01/11                                         910          915
Reddy Ice Group, Inc.
   8.875% due 08/01/11                                         465          498
Rite Aid Corp.
   12.500% due 09/15/06                                        470          541
   9.500% due 02/15/11                                         240          268
RJ Reynolds Tobacco Holdings, Inc.
   7.250% due 06/01/12                                         810          808
Roseton/Danskammer
   Series B
   7.670% due 11/08/16                                         965          907
Sinclair Broadcast Group, Inc.
   8.750% due 12/15/11                                         650          713
Sithe/Independence Funding
   Series A
   9.000% due 12/30/13                                       1,170        1,343
Six Flags, Inc. (~~~)
   9.625% due 06/01/14                                       1,175        1,240
Smurfit-Stone Container Corp.
   8.250% due 10/01/12                                         375          407
Sovereign Capital Trust
   9.000% due 04/01/27                                         950        1,099
Standard-Pacific Corp.
   9.250% due 04/15/12                                         620          735
Station Casinos, Inc. (~~~)
   6.500% due 02/01/14                                         930          939
Stone Container Corp.
   9.750% due 02/01/11                                         670          747
Stratus Technologies, Inc. (~~~)
   10.375% due 12/01/08                                      1,150        1,210
TD Funding Corp.
   8.375% due 07/15/11                                         620          654
Tenet Healthcare Corp.
   7.375% due 02/01/13                                         790          731
Terex Corp.
   Series B
   10.375% due 04/01/11                                        465          528
Thornburg Mortgage, Inc.
   8.000% due 05/15/13                                       1,220        1,275
Town Sports International
   9.625% due 04/15/11                                         810          836
Toys R US, Inc.
   7.875% due 04/15/13                                         585          642
Triton PCS, Inc.
   8.750% due 11/15/11                                         475          475
TRW Automotive, Inc.
   9.375% due 02/15/13                                         950        1,083
United Rentals North America, Inc. (~~~)
   7.750% due 11/15/13                                         490          486
   7.000% due 02/15/14                                       1,145        1,093
United States Steel Corp.
   9.750% due 05/15/10                                         900        1,015
Vanguard Health Systems, Inc.
   9.750% due 08/01/11                                       1,125        1,229
Warnaco, Inc.
   8.875% due 06/15/13                                       1,465        1,559
Waterford Gaming LLC (~~~)
   8.625% due 09/15/12                                       1,112        1,190
WCI Communities, Inc.
   10.625% due 02/15/11                                      1,225        1,383
Westar Energy, Inc.
   9.750% due 05/01/07                                         630          728
Western Financial Bank
   9.625% due 05/15/12                                       1,015        1,152
Western Wireless Corp.
   9.250% due 07/15/13                                         830          872
Williams Cos., Inc.
   8.625% due 06/01/10                                       1,480        1,612
   8.125% due 03/15/12                                         165          180
Xerox Corp.
   7.625% due 06/15/13                                       1,700        1,810
Yum! Brands, Inc.
   8.875% due 04/15/11                                       1,000        1,235
                                                                     ----------
                                                                        116,117
                                                                     ----------

INTERNATIONAL DEBT - 6.0%
Intrawest Corp.
   Series *
   10.500% due 02/01/10                                      1,035        1,144
JSG Funding PLC
   9.625% due 10/01/12                                       1,115        1,254
Marconi Corp. PLC (~~~)
   Series SR$A
   8.000% due 04/30/08                                         930        1,009
Millar Western Forest Products, Ltd. (~~~)
   7.750% due 11/15/13                                         225          237
OMI Corp.
   7.630% due 12/01/13                                         950          990

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                        PRINCIPAL      MARKET
                                                        AMOUNT ($)     VALUE
                                                        OR SHARES        $
--------------------------------------------------------------------------------
Riverside Forest Products (~~~)
   7.875% due 03/01/14                                         680          704
Stena AB
   9.625% due 12/01/12                                       1,200        1,344
Tyco International Group SA
   6.750% due 02/15/11                                       1,010        1,116
                                                                     ----------
                                                                          7,798
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $121,946)                                                         126,837
                                                                     ----------

PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
McLeodUSA, Inc. Series A(#)                                      2           15
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $378)                                                                  15
                                                                     ----------

WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
XM Satellite Radio Holdings, Inc.
   2010 Warrants (~~~)(#)                                      500           23
                                                                     ----------

FINANCIALS - 0.0%
Ono Finance (~~~)(#)                                           500           --
                                                                     ----------

INDUSTRIALS - 0.0%
McLeodUSA, Inc. 2007 Warrants (#)                            3,879            3
                                                                     ----------

TELECOMMUNICATION SERVICES - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (~~~)(#)                                    1,500            1
                                                                     ----------

TOTAL WARRANTS
(cost $120)                                                                  27
                                                                     ----------

SHORT-TERM INVESTMENTS - 0.6%
American Advantage Money
   Market Fund                                               7,145            7
Federated Investors Prime Cash
   Obligation Fund                                         726,221          726
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $733)                                                                 733
                                                                     ----------

TOTAL INVESTMENTS - 98.6%
(identified cost $123,177)                                              127,612

OTHER ASSETS AND LIABILITIES
NET - 1.4%                                                                1,783
                                                                     ----------

NET ASSETS - 100.0%                                                     129,395
                                                                     ==========


AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA

FIXED INCOME FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)


FOOTNOTES:

(#)    Nonincome-producing security.
(##)   Real Estate Investment Trust (REIT).
(+) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(++) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See
       Note 2.
(^)    Rate noted is yield-to-maturity from date of acquisition.
(^^)   Fair value is at amortized cost, which approximates market.
(~) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(~~)   Forward commitment.
(*)    Perpetual floating rate security.
(**)   Bond is insured by a guarantor.
(***) This security has been fair valued in accordance with Board approved pricing policies. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(****) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(###)  In default.
(^^^)  Illiquid security.
(+++)  All or a portion of the shares of this security are on loan.
(~~~) Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security
TRAINS - Targeted Return Index

FOREIGN CURRENCY ABBREVIATIONS:
       ARS - Argentine peso
       AUD - Australian dollar
       BRL - Brazilian real
       CAD - Canadian dollar
       CHF - Swiss franc
       CLP - Chilean peso
       CNY - Chinese renminbi yuan
       COP - Colombian peso
       CRC - Costa Rica colon
       CZK - Czech koruna
       DKK - Danish krone
       EGP - Egyptian pound
       EUR - Euro
       GBP - British pound sterling
       HKD - Hong Kong dollar
       HUF - Hungarian forint
       IDR - Indonesian rupiah
       IEP - Irish pundt
       ILS - Israeli shekel
       INR - Indian rupee
       ITL - Italian lira
       JPY - Japanese yen
       KES - Kenyan schilling
       KRW - South Korean won
       MXN - Mexican peso
       MYR - Malaysian ringgit
       PEN - Peruvian nouveau sol
       PHP - Philippine peso
       PLN - Polish zloty
       RUB - Russian ruble
       SEK - Swedish krona
       SGD - Singapore dollar
       SKK - Slovakian koruna
       THB - Thai baht
       TRL - Turkish lira
       USD - United States dollar
       VEB - Venezuelan bolivar
       VND - Vietnam dong
       ZAR - South African rand

SSgA

FIXED INCOME FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (UNAUDITED)

                                                                  YIELD              BOND           INTERMEDIATE      HIGH YIELD
AMOUNTS IN THOUSANDS                                            PLUS FUND         MARKET FUND           FUND           BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                              $       270,322    $       402,682   $       136,627   $       123,177
Investments, at market                                               271,652            414,982           140,893           127,612
Receivables:
      Dividends and interest                                             390              2,536             1,228             2,445
      Investments sold                                                    --             28,181               286             1,273
      Fund shares sold                                                   240                309               231               354
      Daily variation margin on futures contracts                         --                  4                15                --
Prepaid expenses                                                          24                 --                --                --
                                                             ---------------    ---------------   ---------------   ---------------
Total assets                                                         272,306            446,012           142,653           131,684
                                                             ---------------    ---------------   ---------------   ---------------
LIABILITIES
Payables:
      Investments purchased                                            4,000            126,790            14,061             2,126
      Fund shares redeemed                                                21                 57               327                63
      Accrued fees to affiliates                                          89                104                35                92
      Other accrued expenses                                              44                 20                14                 8
Options written, at market value*                                         --                 73                27                --
Income distribution                                                      197                 --                --                --
                                                             ---------------    ---------------   ---------------   ---------------
Total liabilities                                                      4,351            127,044            14,464             2,289
                                                             ---------------    ---------------   ---------------   ---------------
NET ASSETS                                                   $       267,955    $       318,968   $       128,189   $       129,395
                                                             ===============    ===============   ===============   ===============
Net Assets Consist of:
Undistributed (overdistributed) net investment income        $           (50)   $         1,617   $           539   $         1,672
Accumulated net realized gain (loss)                                  (5,458)             1,270               679            (3,532)
Unrealized appreciation (depreciation) on:
   Investments                                                         1,330             12,300             4,266             4,435
   Futures contracts                                                      --                 84               153                --
   Options written                                                        --                  8                --                --
Shares of beneficial interest                                             27                 31                12                15
Additional paid-in capital                                           272,106            303,658           122,540           126,805
                                                             ---------------    ---------------   ---------------   ---------------
NET ASSETS                                                   $       267,955    $       318,968   $       128,189   $       129,395
                                                             ===============    ===============   ===============   ===============


NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share**                               $          9.98    $         10.42   $         10.28   $          8.80
      Net assets                                             $   267,955,443    $   318,967,711   $   128,188,665   $   129,395,414
      Shares outstanding ($.001 par value)                        26,849,680         30,600,030        12,470,714        14,698,350

Amounts in thousands

*     Premiums received on options written                   $            --    $            81   $            27   $            --

** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.


See accompanying notes which are an integral part of the financial statements.

SSgA

FIXED INCOME FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                  YIELD              BOND           INTERMEDIATE      HIGH YIELD
AMOUNTS IN THOUSANDS                                            PLUS FUND         MARKET FUND           FUND           BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                              $            48    $            41   $            14   $            27
      Interest                                                         2,093              6,278             2,369             5,741
                                                             ---------------    ---------------   ---------------   ---------------
Total investment income                                                2,141              6,319             2,383             5,768
                                                             ---------------    ---------------   ---------------   ---------------
EXPENSES
      Advisory fees                                                      336                477               524               213
      Administrative fees                                                 58                 66                31                38
      Custodian fees                                                      34                103                66                35
      Distribution fees                                                  133                 52                48                78
      Transfer agent fees                                                 24                 29                20                22
      Professional fees                                                   17                 16                15                15
      Registration fees                                                   15                 12                 5                11
      Shareholder servicing fees                                         115                 56                47                33
      Trustees' fees                                                       8                  8                 7                 7
      Insurance fees                                                       3                  3                 1                 1
      Printing fees                                                       11                  8                 4                 7
      Miscellaneous                                                       11                  4                 3                 2
                                                             ---------------    ---------------   ---------------   ---------------
      Expenses before reductions                                         765                834               771               462
      Expense reductions                                                  --                (38)             (378)               (2)
                                                             ---------------    ---------------   ---------------   ---------------
Net Expenses                                                             765                796               393               460
                                                             ---------------    ---------------   ---------------   ---------------
Net investment income (loss)                                           1,376              5,523             1,990             5,308
                                                             ---------------    ---------------   ---------------   ---------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                        142              1,516               981             2,922
      Futures contracts                                                   --                471               108                --
      Options written                                                     --                263                 5                --
                                                             ---------------    ---------------   ---------------   ---------------
Net realized gain (loss)                                                 142              2,250             1,094             2,922
                                                             ---------------    ---------------   ---------------   ---------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                        816              7,870             2,181             3,417
      Futures contracts                                                   --                261               270                --
      Options written                                                     --                (43)              (16)               --
                                                             ---------------    ---------------   ---------------   ---------------
Net change in unrealized appreciation (depreciation)                     816              8,088             2,435             3,417
                                                             ---------------    ---------------   ---------------   ---------------

Net realized and unrealized gain (loss)                                  958             10,338             3,529             6,339
                                                             ---------------    ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS                                $         2,334    $        15,861   $         5,519   $        11,647
                                                             ===============    ===============   ===============   ===============

  See accompanying notes which are an integral part of the financial statements.

SSgA

FIXED INCOME FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                              YIELD PLUS
                                                                                                                 FUND
                                                                                                 ----------------------------------
                                                                                                  SIX MONTHS ENDED    FISCAL YEAR
                                                                                                 FEBRUARY 29, 2004       ENDED
AMOUNTS IN THOUSANDS                                                                                (UNAUDITED)     AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                                                $         1,376   $         3,010
      Net realized gain (loss)                                                                                142                97
      Net change in unrealized appreciation (depreciation)                                                    816               381
                                                                                                  ---------------   ---------------
Net increase (decrease) in net assets from operations                                                       2,334             3,488
                                                                                                  ---------------   ---------------

DISTRIBUTIONS
      From net investment income                                                                           (1,376)           (3,010)
      From net realized gain                                                                                   --                --
                                                                                                  ---------------   ---------------
Net decrease in net assets from distributions                                                              (1,376)           (3,010)
                                                                                                  ---------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                                        (8,219)           10,087
                                                                                                  ---------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                                (7,261)           10,565

NET ASSETS
      Beginning of period                                                                                 275,216           264,651
                                                                                                  ---------------   ---------------

      End of period                                                                               $       267,955   $       275,216
                                                                                                  ===============   ===============
      Undistributed (overdistributed) net investment income included in net assets                $           (50)  $           (50)

See accompanying notes which are an integral part of the financial statements.

                                                                                                              BOND MARKET
                                                                                                                 FUND
                                                                                                 ----------------------------------
                                                                                                  SIX MONTHS ENDED    FISCAL YEAR
                                                                                                 FEBRUARY 29, 2004       ENDED
AMOUNTS IN THOUSANDS                                                                                (UNAUDITED)     AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                                                $         5,523   $        10,750
      Net realized gain (loss)                                                                              2,250             5,127
      Net change in unrealized appreciation (depreciation)                                                  8,088            (5,089)
                                                                                                  ---------------   ---------------
Net increase (decrease) in net assets from operations                                                      15,861            10,788
                                                                                                  ---------------   ---------------

DISTRIBUTIONS
      From net investment income                                                                           (5,728)          (10,310)
      From net realized gain                                                                               (4,715)           (5,319)
                                                                                                  ---------------   ---------------
Net decrease in net assets from distributions                                                             (10,443)          (15,629)
                                                                                                  ---------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                                       (24,423)           55,538
                                                                                                  ---------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                               (19,005)           50,697

NET ASSETS
      Beginning of period                                                                                 337,973           287,276
                                                                                                  ---------------   ---------------

      End of period                                                                               $       318,968   $       337,973
                                                                                                  ===============   ===============

      Undistributed (overdistributed) net investment income included in net assets                $         1,617   $         1,822

                                                                                                             INTERMEDIATE
                                                                                                                 FUND
                                                                                                 ----------------------------------
                                                                                                 SIX MONTHS ENDED     FISCAL YEAR
                                                                                                 FEBRUARY 29, 2004       ENDED
AMOUNTS IN THOUSANDS                                                                                (UNAUDITED)     AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                                                $         1,990   $         4,003
      Net realized gain (loss)                                                                              1,094             1,412
      Net change in unrealized appreciation (depreciation)                                                  2,435              (665)
                                                                                                  ---------------   ---------------
Net increase (decrease) in net assets from operations                                                       5,519             4,750
                                                                                                  ---------------   ---------------

DISTRIBUTIONS
      From net investment income                                                                           (2,109)           (3,858)
      From net realized gain                                                                                 (899)           (1,438)
                                                                                                  ---------------   ---------------
Net decrease in net assets from distributions                                                              (3,008)           (5,296)
                                                                                                  ---------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                                       (11,686)           35,558
                                                                                                  ---------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                                (9,175)           35,012

NET ASSETS
      Beginning of period                                                                                 137,364           102,352
                                                                                                  ---------------   ---------------

      End of period                                                                               $       128,189   $       137,364
                                                                                                  ===============   ===============

      Undistributed (overdistributed) net investment income included in net assets                $           539   $           658

                                                                                                           HIGH YIELD BOND
                                                                                                                 FUND
                                                                                                 ----------------------------------
                                                                                              SIX MONTHS ENDED        FISCAL YEAR
                                                                                              FEBRUARY 29, 2004          ENDED
AMOUNTS IN THOUSANDS                                                                             (UNAUDITED)        AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                                                $         5,308   $         8,703
      Net realized gain (loss)                                                                              2,922               688
      Net change in unrealized appreciation (depreciation)                                                  3,417             7,446
                                                                                                  ---------------   ---------------
Net increase (decrease) in net assets from operations                                                      11,647            16,837
                                                                                                  ---------------   ---------------

DISTRIBUTIONS
      From net investment income                                                                           (5,560)           (7,884)
      From net realized gain                                                                                   --                --
                                                                                                  ---------------   ---------------
Net decrease in net assets from distributions                                                              (5,560)           (7,884)
                                                                                                  ---------------   ---------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                                       (17,465)           32,493
                                                                                                  ---------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                               (11,378)           41,446

NET ASSETS
      Beginning of period                                                                                 140,773            99,327
                                                                                                  ---------------   ---------------

      End of period                                                                               $       128,189   $       137,364
                                                                                                  ===============   ===============

      Undistributed (overdistributed) net investment income included in net assets                $         1,672   $         1,924

  See accompanying notes which are an integral part of the financial statements.

SSgA

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a share outstanding throughout each period.

                                $                   $               $               $                $                  $
                         NET ASSET VALUE,          NET         NET REALIZED   TOTAL INCOME     DISTRIBUTIONS      DISTRIBUTIONS
                           BEGINNING OF         INVESTMENT    AND UNREALIZED      FROM           FROM NET           FROM NET
                              PERIOD         INCOME (LOSS)(a)   GAIN (LOSS)     OPERATIONS   INVESTMENT INCOME    REALIZED GAIN
-----------------------------------------------------------------------------------------------------------------------------------
YIELD PLUS FUND

February 29, 2004 (1)          9.94                .05               .04            .09             (.05)              --
August 31, 2003                9.92                .12               .01            .13             (.11)              --
August 31, 2002 (2)            9.96                .21              (.05)           .16             (.20)              --
August 31, 2001                9.92                .51               .06            .57             (.53)              --
August 31, 2000                9.90                .59               .01            .60             (.58)              --
August 31, 1999                9.97                .54              (.07)           .47             (.54)              --

BOND MARKET FUND

February 29, 2004 (1)         10.26                .18               .31            .49             (.18)            (.15)
August 31, 2003               10.42                .36               .02            .38             (.35)            (.19)
August 31, 2002 (2)           10.16                .48               .28            .76             (.50)              --
August 31, 2001                9.70                .57               .54           1.11             (.65)              --
August 31, 2000                9.63                .58               .06            .64             (.57)              --
August 31, 1999               10.35                .54              (.52)           .02             (.54)            (.20)

INTERMEDIATE FUND

February 29, 2004 (1)         10.08                .15               .28            .43             (.16)            (.07)
August 31, 2003               10.13                .32               .09            .41             (.33)            (.13)
August 31, 2002 (2)           10.02                .41               .26            .67             (.43)            (.13)
August 31, 2001                9.52                .53               .56           1.09             (.59)              --
August 31, 2000                9.51                .55               .01            .56             (.54)            (.01)
August 31, 1999               10.04                .49              (.35)           .14             (.51)            (.16)

HIGH YIELD BOND FUND

February 29, 2004 (1)          8.44                .33               .36            .69             (.33)              --
August 31, 2003                7.85                .60               .54           1.14             (.55)              --
August 31, 2002                8.75                .70              (.90)          (.20)            (.70)              --
August 31, 2001               10.14                .92             (1.30)          (.38)           (1.01)              --
August 31, 2000               10.32                .96              (.21)           .75             (.93)              --
August 31, 1999                9.90                .78               .30           1.08             (.66)              --

(1)  For the six months ended February 29, 2004 (Unaudited)

(2) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. Paydowns on mortgage and asset backed securities which were included in realized gain/loss on investment transactions prior to September 1, 2001 are included as interest income. The effect of this change for the Bond Market Fund for the year ended August 31, 2002 was to decrease net investment income per share by $.02, increase the net realized and net unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.72% to 4.53%. The effect of this change for the Yield Plus and Intermediate Funds for the year ended August 31, 2002 amounted to less than $.005 per share on net investment income and net realized and net unrealized gains and losses. The ratio of net investment income to average net assets was not materially affected. Per share ratios and supplemental data for the Yield Plus, Bond Market and Intermediate Funds for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

(d) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  See accompanying notes which are an integral part of the financial statements.

                                                                                    $                                  $
                                                                   $          NET ASSET VALUE,         %           NET ASSETS,
                                                                 TOTAL            END OF             TOTAL        END OF PERIOD
                                                             DISTRIBUTIONS        PERIOD            RETURN(b)        (000)
------------------------------------------------------------------------------------------------------------------------------------
YIELD PLUS FUND

February 29, 2004 (1)                                             (.05)             9.98                 .92          267,955
August 31, 2003                                                   (.11)             9.94                1.39          275,216
August 31, 2002 (2)                                               (.20)             9.92                1.80          264,651
August 31, 2001                                                   (.53)             9.96                5.86          260,088
August 31, 2000                                                   (.58)             9.92                6.28          494,376
August 31, 1999                                                   (.54)             9.90                4.67          525,494

BOND MARKET FUND

February 29, 2004 (1)                                             (.33)            10.42                4.92          318,968
August 31, 2003                                                   (.54)            10.26                3.79          337,973
August 31, 2002 (2)                                               (.50)            10.42                7.76          287,276
August 31, 2001                                                   (.65)            10.16               11.87          287,341
August 31, 2000                                                   (.57)             9.70                6.92          325,627
August 31, 1999                                                   (.74)             9.63                0.07          269,284

INTERMEDIATE FUND

February 29, 2004 (1)                                             (.23)            10.28                4.29          128,189
August 31, 2003                                                   (.46)            10.08                4.11          137,364
August 31, 2002 (2)                                               (.56)            10.13                6.94          102,352
August 31, 2001                                                   (.59)            10.02               11.90           80,361
August 31, 2000                                                   (.55)             9.52                6.12           66,621
August 31, 1999                                                   (.67)             9.51                1.36           71,550

HIGH YIELD BOND FUND

February 29, 2004 (1)                                             (.33)             8.80                8.33          129,395
August 31, 2003                                                   (.55)             8.44               15.18          140,773
August 31, 2002                                                   (.70)             7.85               (2.50)          99,327
August 31, 2001                                                  (1.01)             8.75               (3.80)          44,647
August 31, 2000                                                   (.93)            10.14                7.67           53,689
August 31, 1999                                                   (.66)            10.32               11.21           34,847

                                                                    %                %                     %
                                                           RATIO OF EXPENSES  RATIO OF EXPENSES      RATIO OF NET
                                                               TO AVERAGE        TO AVERAGE       INVESTMENT INCOME        %
                                                               NET ASSETS,        NET ASSETS,        TO AVERAGE        PORTFOLIO
                                                                 NET(c)(d)       NET ASSETS(c)         GROSS(c)     TURNOVER RATE(b)
------------------------------------------------------------------------------------------------------------------------------------
YIELD PLUS FUND

February 29, 2004 (1)                                              .57               .57                1.02             21.41
August 31, 2003                                                    .58               .58                1.18             70.70
August 31, 2002 (2)                                                .53               .53                2.17             80.03
August 31, 2001                                                    .48               .48                5.31             86.19
August 31, 2000                                                    .42               .42                5.90            162.12
August 31, 1999                                                    .41               .41                5.29            167.12

BOND MARKET FUND

February 29, 2004 (1)                                              .50               .52                3.46            312.93
August 31, 2003                                                    .50               .52                3.46            649.90
August 31, 2002 (2)                                                .49               .49                4.53            532.00
August 31, 2001                                                    .46               .46                5.75            388.98
August 31, 2000                                                    .48               .48                6.09            248.34
August 31, 1999                                                    .50               .50                5.50            327.83

INTERMEDIATE FUND

February 29, 2004 (1)                                              .60              1.17                3.03             73.46
August 31, 2003                                                    .60              1.18                3.17            146.13
August 31, 2002 (2)                                                .60              1.18                4.09            620.02
August 31, 2001                                                    .60              1.22                5.44            345.31
August 31, 2000                                                    .60              1.18                5.85            225.31
August 31, 1999                                                    .60              1.11                5.02            304.47

HIGH YIELD BOND FUND

February 29, 2004 (1)                                              .65               .65                7.45             83.06
August 31, 2003                                                    .70               .70                7.39            148.72
August 31, 2002                                                    .75               .75                8.83            149.45
August 31, 2001                                                    .71               .73                9.90            217.68
August 31, 2000                                                    .68               .69                9.56            164.01
August 31, 1999                                                    .65               .87                7.97            234.31

  See accompanying notes which are an integral part of the financial statements.

SSgA

FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION

   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios, referred to as "the Funds", which are in operation as of February 29, 2004. These financial statements report on four funds, the SSgA Yield Plus Fund, Bond Market Fund, Intermediate Fund and High Yield Bond Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. As of the date of this report there are no Class R shares outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security valuation

   Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Short-Term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

   The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of February 29, 2004, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

   Securities transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

   CAPITAL LOSS CARRYOVERS

   At August 31, 2003, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates, whichever occurs first:

                                                                EXPIRATION YEAR
                   --------------------------------------------------------------------------------------------------------
                   08/31/2004          08/31/2007        08/31/2008         08/31/2009         08/31/2010        08/31/2011
   ------------------------------------------------------------------------------------------------------------------------
   Yield Plus       $ 971,119         $ 1,891,303         $  80,342        $ 2,135,735        $        --         $ 519,218
   High Yield Bond         --                  --           108,278          1,007,535          4,864,559           220,123

   As permitted by tax regulations, the Funds elected to defer a net realized capital loss incurred from November 1, 2002 to August 31, 2003, and treat it as arising in the fiscal year 2004. As of February 29, 2004, the Funds did not realize a capital loss.

   As of February 29, 2004, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are:

                                                                                                               HIGH YIELD
                                                             YIELD PLUS      BOND MARKET     INTERMEDIATE         BOND
   ------------------------------------------------------------------------------------------------------------------------
   Cost of Investments for Tax Purposes                    $ 270,322,790    $ 404,576,461    $ 136,677,614   $ 123,203,216
   Gross Tax Unrealized Appreciation                           1,373,150       11,199,312        4,475,090       7,096,469
   Gross Tax Unrealized Depreciation                             (43,554)        (786,171)        (259,767)     (2,687,590)
   Net Tax Unrealized Appreciation (Depreciation)          $   1,329,596    $  10,413,141    $   4,215,323    $  4,408,879

   Dividends and distributions to shareholders

   The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. Income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are generally declared quarterly and are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   Expenses

   Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   Redemption Fees

   To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee.

   Forward commitments/mortgage dollar rolls

   The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage security. The Fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The compensation is recorded as deferred income and amortized over the life of the roll. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

   United States Treasury Inflation Indexed Bonds

   Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

   Derivatives

   To the extent permitted by the investment objective, restrictions and policies set forth in each Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Futures contracts

   The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

   When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Written Options Contracts

   Fund transactions in written options contracts for the period ended February 29, 2004 were as follows:

                                                                          BOND MARKET                     INTERMEDIATE
                                                                   ---------------------------------------------------------
                                                                   NUMBER OF       PREMIUMS         NUMBER OF       PREMIUMS
                                                                   CONTRACTS       RECEIVED         CONTRACTS       RECEIVED
   -------------------------------------------------------------------------------------------------------------------------
   Outstanding at August 31, 2003                                     424           $  79             140             $ 22
   Written                                                            883             298             185               58
   Closed                                                            (170)            (52)             --               --
   Expired                                                           (824)           (244)           (210)             (53)
                                                                     ----           -----            ----             ----
   Outstanding at February 29, 2004                                   313           $  81             115             $ 27
                                                                     ====           =====            ====             ====

3. INVESTMENT TRANSACTIONS

   Securities

   For the period ended February 29, 2004, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

                                                  PURCHASES             SALES
   -----------------------------------------------------------------------------
   Yield Plus                                   $  59,848,437      $  50,491,763
   Bond Market                                     59,299,515        129,657,231
   Intermediate                                 $  14,113,292      $  10,521,073
   High Yield Bond                                110,588,448        115,133,193

   For the period ended February 29, 2004, purchases and sales of US Government and Agency obligations, excluding short-term investments, futures contracts and repurchase agreements, aggregated to the following:

   US Government & Agencies

                                                  PURCHASES             SALES
   -----------------------------------------------------------------------------
   Yield Plus                                   $          --      $   4,000,000
   Bond Market                                    299,741,121        208,461,493
   Intermediate                                    80,737,082        100,986,561

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2004, there were no outstanding securities on loan and no securities lending income earned during the period.

4. RELATED PARTIES

   Adviser

   The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

   The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

                                                                              %
   -----------------------------------------------------------------------------
   Yield Plus                                                               0.25
   Bond Market                                                              0.30
   Intermediate                                                             0.80
   High Yield Bond                                                          0.30

   The Adviser has contractually agreed to reimburse the Bond Market Fund for all expenses in excess of .50% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 29, 2004 was $36,575. As of February 29, 2004, the Adviser fee payable has been netted against the receivable due from Adviser for reimbursed expenses in excess of the expense cap.

   The Adviser has contractually agreed for the Intermediate Fund to waive .50% of its .80% Advisory fee. The Adviser has also contractually agreed to reimburse the Fund for all expenses in excess of .60% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 29, 2004 were $327,749 and $50,098, respectively.

   The Adviser has contractually agreed to reimburse the High Yield Bond Fund for all expenses in excess of .75% of its average daily net assets on an annual basis. For the period ended February 29, 2004, there were no reimbursements.

   The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

   The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transaction fees plus out-of-pocket expenses.

   State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended February 29, 2004, the Funds' custodian fees were reduced by the following under these arrangements:

                                                                     AMOUNT PAID
   -----------------------------------------------------------------------------
   Yield Plus                                                        $       457
   Bond Market                                                             1,035
   Intermediate                                                      $       143
   High Yield Bond                                                         1,572

   Administrator

   The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the administrator for out-of-pocket expenses.

   Distributor and Shareholder Servicing

   The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents.

   For the period ended February 29, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                            GLOBAL
                                                            STATE STREET    MARKETS    CITISTREET
   ----------------------------------------------------------------------------------------------
      Yield Plus                                            $     33,584   $   6,931   $   50,172
      Bond Market                                                 39,756      14,996        4,513
      Intermediate                                                16,387       1,599       27,906
      High Yield Bond                                             17,760      21,413           --

   The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the year.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2004.

   Board of Trustees

   The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

   Accrued fees payable to affiliates and trustees as of February 24, 2004 were as follows:

                                                                                                        HIGH YIELD
                                                              YIELD PLUS   BOND MARKET   INTERMEDIATE      BOND
   ---------------------------------------------------------------------------------------------------------------
   Advisory fees                                              $   51,995   $    54,856   $     18,145   $   31,395
   Administration fees                                             9,200        11,305            721        6,100
   Custodian fees                                                  8,400        11,371          3,394        6,858
   Distribution fees                                                  --         6,324          1,108       35,934
   Shareholder servicing fees                                     10,861         7,448          4,214        3,383
   Transfer agent fees                                             5,391         9,776          4,955        5,835
   Trustees' fees                                                  2,785         3,001          2,115        2,071
                                                              ----------   -----------   ------------   ----------
                                                              $   88,632   $   104,081   $     34,652   $   91,576
                                                              ==========   ===========   ============   ==========

   Beneficial Interest

   As of February 29, 2004, the following table includes shareholders (four of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                        # OF SHAREHOLDERS      %
   ---------------------------------------------------------------
   Yield Plus                                   2             38.8
   Intermediate                                 2             25.0
   High Yield Bond                              1             10.0

5. FUND SHARE TRANSACTIONS

                                                                              (AMOUNTS IN THOUSANDS)
                                                                               FOR THE PERIODS ENDED
                                                             --------------------------------------------------------
                                                             FEBRUARY 29,    AUGUST 31,    FEBRUARY 29,    AUGUST 31,
                                                                 2004           2003           2004           2003
                                                             ------------    ----------    ------------    ----------
                                                                       SHARES                       DOLLARS
                                                             --------------------------    --------------------------
   YIELD PLUS
     Proceeds from shares sold                                      9,813        21,568    $     97,611    $  214,239
     Proceeds from reinvestment of distributions                      132           300           1,311         2,982
     Payments for shares redeemed                                 (10,773)      (20,856)       (107,141)     (207,134)
                                                             ------------    ----------    ------------    ----------
     Total net increase (decrease)                                   (828)        1,012    $     (8,219)   $   10,087
                                                             ============    ==========    ============    ==========

   BOND MARKET
     Proceeds from shares sold                                      5,189        15,358    $     53,476    $  159,492
     Proceeds from reinvestment of distributions                      784           938           8,013         9,623
     Payments for shares redeemed                                  (8,315)      (10,922)        (85,912)     (113,577)
                                                             ------------    ----------    ------------    ----------
     Total net increase (decrease)                                 (2,342)        5,374    $    (24,423)   $   55,538
                                                             ============    ==========    ============    ==========

   INTERMEDIATE
     Proceeds from shares sold                                      3,147         7,769    $     31,947    $   78,851
     Proceeds from reinvestment of distributions                      218           372           2,188         3,758
     Payments for shares redeemed                                  (4,515)       (4,627)        (45,821)      (47,051)
                                                             ------------    ----------    ------------    ----------
     Total net increase (decrease)                                 (1,150)        3,514    $    (11,686)   $   35,558
                                                             ============    ==========    ============    ==========

   HIGH YIELD BOND
     Proceeds from shares sold                                      7,634        21,588    $     66,172    $  175,298
     Proceeds from reinvestment of distributions                      437           684           3,720         5,452
     Payments for shares redeemed                                 (10,049)      (18,248)        (87,357)     (148,257)
                                                             ------------    ----------    ------------    ----------
     Total net increase (decrease)                                 (1,978)        4,024    $    (17,465)   $   32,493
                                                             ============    ==========    ============    ==========

6. INTERFUND LENDING PROGRAM

   The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

7. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Information concerning illiquid securities held by the Funds is as follows:

   ILLIQUID SECURITIES

                                                                                                   COST     MARKET VALUE
   FUND - % OF NET ASSETS                            ACQUISTION      SHARES      COST PER UNIT     (000)        (000)
   SECURITIES                                           DATE       OUTSTANDING         $             $            $
   ----------------------------------------------------------------------------------------------------------------------
   High Yield Bond Fund -- 0.0%
   Adelphia Business Solutions, Inc.                  01/10/01       1,000,000            0.25        720               3

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of February 29, 2004:

   RESTRICTED SECURITIES (144A)

                                                                                                   COST     MARKET VALUE
   FUND - % OF NET ASSETS                            ACQUISTION      SHARES      COST PER UNIT     (000)        (000)
   SECURITIES                                           DATE       OUTSTANDING         $             $            $
   ----------------------------------------------------------------------------------------------------------------------
   Yield Plus Fund -- 10.3%
   CS First Boston Mortgage Securities Corp.          09/15/03     155,000,000            2.33      3,615           4,160
   GE Business Loan Trust                             12/10/03       4,961,226          100.00      4,961           4,970
   KSL Resorts                                        06/05/03       3,000,000          100.00      3,000           3,000
   Morgan Stanley Capital I                           09/17/03      45,560,000            5.08      2,316           2,352
   SLM Student Loan Trust                             01/28/03       8,000,000          100.00      8,000           8,004
   Starwood Asset Receivables Trust                   09/11/03       5,000,000          100.03      5,002           5,013
                                                                                                            -------------
                                                                                                            $      27,499
                                                                                                            =============

   Bond Market Fund -- 0.2%
   Equitable Life Assurance Society USA               11/06/98         215,000          105.00        226             258
   Quebecor World Capital Corp.                       10/29/03         100,000           99.27         99             100
   Telecom Italia Capital                             02/18/04         250,000          101.54        254             253
                                                                                                            -------------
                                                                                                            $         611
                                                                                                            =============

   Intermediate Fund -- 0.4%
   Bear Stearns Commercial Mortgage Securities        03/08/02       5,666,000            3.48        197             146
   Quebecor World Capital Corp.                       10/29/03          50,000           99.27         50              50
   Telecom Italia Capital                             02/18/04         250,000          101.54        254             253
   TRAINS                                             11/05/02          36,000          102.55         37              39
   TRAINS                                             11/05/02          36,000          106.19         38              41
                                                                                                            -------------
                                                                                                            $         529
                                                                                                            =============

                                                                                                   COST     MARKET VALUE
   FUND - % OF NET ASSETS                            ACQUISTION      SHARES      COST PER UNIT     (000)        (000)
   SECURITIES                                           DATE       OUTSTANDING         $             $            $
   ----------------------------------------------------------------------------------------------------------------------
   High Yield Bond Fund -- 17.3%
   Allegheny Energy Supply                            06/10/03         900,000           85.90        773             891
   Allied Waste North America                         01/21/04         950,000          100.00        950             922
   Asbury Automotive Group, Inc.                      12/18/03       1,055,000          100.03      1,055           1,058
   Calpine Corp.                                      07/10/03       1,155,000          100.00      1,155           1,060
   Calpine Corp.                                      01/16/04         631,825           99.27        627             599
   Couche-Tard US, LP/Couche-Tard Finance Corp.       12/11/03         660,000          102.44        676             706
   Crum & Forster Holdings Corp.                      05/30/03       1,195,000           98.33      1,175           1,350
   Dex Media West LLC/Dex Media Finance Co.           08/15/03         220,000          100.00        220             247
   Elizabeth Arden, Inc.                              01/08/04         465,000          100.00        465             480
   Exco Resources, Inc.                               01/14/04         350,000          101.82        356             361
   Granite Broadcasting Corp.                         12/08/03       1,195,000           98.91      1,182           1,174
   GT Group Telecom, Inc. 2010 Warrants               01/27/00           1,500              --         --               1
   Hollinger Participation Trust                      08/17/01         829,789           90.75        753             956
   Isle of Capri Casinos, Inc.                        02/19/04         910,000          100.00        910             910
   KRATON Polymers LLC/Capital Corp.                  12/11/03         700,000          103.73        726             744
   Marconi Corp. PLC                                  09/17/03         930,000           98.22        913           1,009
   Millar Western Forest Products, Ltd.               11/20/03         225,000          100.00        225             237
   NRG Energy, Inc.                                   12/17/03         460,000          100.00        460             475
   Ono Finance                                        08/10/01             500           40.00         20              --
   Playtex Products, Inc.                             02/04/04         935,000          100.00        935             972
   Primus Telecommunications GP                       01/13/04         925,000           99.65        922             879
   Qwest Communications International                 02/05/04         475,000           95.52        454             449
   Riverside Forest Products                          02/17/04         680,000          101.32        689             704
   Six Flags, Inc.                                    01/13/04       1,175,000          108.56      1,276           1,240
   Station Casinos, Inc.                              01/15/04         930,000          102.11        950             939
   Stratus Technologies, Inc.                         11/06/03       1,150,000          101.38      1,166           1,210
   United Rentals North America, Inc.                 01/23/04         490,000          105.72        518             486
   United Rentals North America, Inc.                 01/23/04       1,145,000          100.00      1,145           1,093
   Waterford Gaming LLC                               06/06/03       1,112,000          100.00      1,112           1,190
   XM Satellite Radio Holdings, Inc. 2010 Warrants    08/31/00             500          202.37        101              23
                                                                                                            -------------
                                                                                                            $      22,365
                                                                                                            =============

8. DIVIDENDS

   On March 1, 2004, the Funds declared the following dividends from net investment income payable on March 5, 2004 to shareholders on record March 2, 2004.

                                                                 NET INVESTMENT
                                                                     INCOME
   ----------------------------------------------------------------------------
   Bond Market                                                   $       0.0467
   Intermediate                                                          0.0730
   High Yield Bond                                                       0.1450

SSgA
FIXED INCOME FUNDS
DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS --
FEBRUARY 29, 2004 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 24 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                 NO. OF
                           POSITION(S) HELD                                                    PORTFOLIOS
         NAME,              WITH FUND AND          TERM           PRINCIPAL OCCUPATION(S)      IN COMPLEX          OTHER
          AGE,                LENGTH OF             OF                   DURING THE             OVERSEEN     DIRECTORSHIPS HELD
        ADDRESS              TIME SERVED          OFFICE                PAST 5 YEARS           BY TRUSTEE        BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson,       Trustee since 1988     Appointed     - Vice Chairman, Frank Russell        24      - Trustee, Frank
Age 64                                         until           Company;                                      Russell Investment
                        Interested Person of   successor     - Chairman of the Board, Frank                  Company Funds and
909 A Street            the SSgA Funds (as     is duly         Russell Investment Management                 Russell Investment
Tacoma, WA 98402        defined in the 1940    elected and     Company, Frank Russell                        Funds (investment
                        Act) due to his        qualified       Investment Company Funds and                  companies); and
                        employment by the                      Russell Investment Funds; and               - Director, Russell
                        parent company of the  Until         - Chairman of the Board and                     Insurance Agency,
                        Administrator          successor is    Chief Executive Officer,                      Inc., Frank Russell
                                               chosen and      Russell Fund Distributors,                    Investments (Ireland)
                        Chairman of the Board  qualified by    Inc. and Frank Russell Trust                  Limited, Frank
                        and President          the Trustees.   Company.                                      Russell Investment
                                                                                                             Company plc; Frank
                        Member, Governance                                                                   Russell Investment
                        Committee                                                                            Company II plc, Frank
                                                                                                             Russell Investment
                        Member, Valuation                                                                    Company III plc,
                        Committee                                                                            Frank Russell
                                                                                                             Institutional Funds
                                                                                                             plc, Frank Russell
                                                                                                             Qualifying Investor
                                                                                                             Fund, and Frank
                                                                                                             Russell Investments
                                                                                                             (Cayman) Ltd.

                                                                                                 NO. OF
                           POSITION(S) HELD                                                    PORTFOLIOS
         NAME,              WITH FUND AND          TERM           PRINCIPAL OCCUPATION(S)      IN COMPLEX          OTHER
          AGE,                LENGTH OF             OF                   DURING THE             OVERSEEN     DIRECTORSHIPS HELD
        ADDRESS              TIME SERVED          OFFICE                PAST 5 YEARS           BY TRUSTEE        BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)

Timothy B. Harbert      Trustee since 2003     Appointed     - 2001 to Present, Chairman and       24      Listed under Principal
Age 53                                         until           Chief Executive Officer, State              Occupations
                        Interested Person of   successor is    Street Global Advisors;
State Street Financial  the SSgA Funds (as     duly elected  - 1992 to 2001, President and
Center                  defined in the 1940    and qualified   Chief Operating Officer, State
One Lincoln Street      Act) due to his                        Street Global Advisors;
Boston, MA 02111-2900   employment by an                     - 1996 to Present, Executive
                        affiliate of the                       Vice President, State Street
                        Advisor                                Bank & Trust Company;
                                                             - Director, Citistreet, LLC;
                        Member, Governance                     State Street Bank, Paris;
                        Committee                              State Street Global Advisors,
                                                               Ltd., London; State Street
                        Member, Valuation                      Global Advisors, GmbH, Munich;
                        Committee                              State Street Global Advisors,
                                                               Canada, Ltd.; State Street
                                                               Global Advisors, Australia,
                                                               Ltd.; State Street Global
                                                               Advisors, Japan, Ltd.; State
                                                               Street Global Markets, LLC;
                                                               Bentley College;
                                                             - Chairman of the Board,
                                                               StreetTracks, LLC; State
                                                               Street Global Advisors Fund
                                                               Management, LLC; State Street
                                                               Global Advisors, Inc.
                                                               (Delaware); Bel Air Investment
                                                               Advisors, LLC; and
                                                             - President and Director, State
                                                               Street Global Advisors,
                                                               Cayman.

INDEPENDENT TRUSTEES

William L. Marshall     Trustee since 1988     Appointed     - Chief Executive Officer and         24      None
Age 61                                         until           President, Wm. L. Marshall
                        Chairman, Audit        successor is    Associates, Inc., Wm. L.
33 West Court Street    Committee              duly elected    Marshall Companies, Inc. and
Doylestown, PA 18901                           and qualified   the Marshall Financial Group,
                        Member, Governance                     Inc. (a registered investment
                        Committee                              advisor and provider of
                                                               financial and related
                        Member, Valuation                      consulting services);
                        Committee                            - Certified Financial Planner
                                                               and Member, Financial Planners
                                                               Association; and
                                                             - Registered Representative and
                                                               Principal for Securities with
                                                               Cambridge Investment Research,
                                                               Inc., Fairfield, Iowa.

                                                                                                 NO. OF
                           POSITION(S) HELD                                                    PORTFOLIOS
         NAME,              WITH FUND AND          TERM           PRINCIPAL OCCUPATION(S)      IN COMPLEX          OTHER
          AGE,                LENGTH OF             OF                   DURING THE             OVERSEEN     DIRECTORSHIPS HELD
        ADDRESS              TIME SERVED          OFFICE                PAST 5 YEARS           BY TRUSTEE        BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Steven J. Mastrovich    Trustee since 1988     Appointed     - September 2000 to Present,          24      None
Age 47                                         until           Global Head of Structured Real
                        Member, Audit          successor is    Estate, J.P. Morgan Investment
623 Clapboard Street    Committee              duly elected    Management (private real
Westwood, MA 02090                             and qualified   estate investment for clients
                        Member, Governance                     primarily outside of the US to
                        Committee                              locate private real estate
                                                               investments in the US);
                        Member, Valuation                    - January 2000 to September
                        Committee                              2000, Managing Director, HSBC
                                                               Securities (USA) Inc.;
                                                             - From 1998 to 2000, President,
                                                               Key Global Capital, Inc.;
                                                             - From 1997 to 1998, Partner,
                                                               Squire, Sanders & Dempsey (law
                                                               firm); and
                                                             - From 1994 to 1997, Partner,
                                                               Brown, Rudnick, Freed & Gesmer
                                                               (law firm).

Patrick J. Riley        Trustee since 1988     Appointed     - 2003 to Present, Associate          24      Director - SSgA Cash
Age 55                                         until           Justice, Commonwealth of                    Management Fund PLC,
                        Member, Audit          successor is    Massachusetts Superior Court;               State Street Global
One Corporate Place     Committee              duly elected    and                                         Advisors Ireland, Ltd.
55 Ferncroft Road                              and qualified - 1985 to 2002, Partner, Riley,
Danvers, MA 01923       Member, Governance                     Burke & Donahue, L.L.P. (law
                        Committee                              firm).

                        Member, Valuation
                        Committee

Richard D. Shirk        Trustee since 1988     Appointed     - March 2001 to April 2002,           24      Listed under Principal
Age 58                                         until           Chairman, Cerulean Companies,               Occupations
                        Member, Audit          successor is    Inc. (holding company)
1180 Brookgate Way, NE  Committee              duly elected    (Retired);
Atlanta, GA 30319-2877                         and qualified - 1996 to March 2001, President
                        Member, Governance                     and Chief Executive Officer,
                        Committee                              Cerulean Companies, Inc.;
                                                             - 1992 to March 2001, President
                        Member, Valuation                      and Chief Executive Officer,
                        Committee                              Blue Cross/Blue Shield of
                                                               Georgia;
                                                             - 1993 to November 2001,
                                                               Chairman and Board Member,
                                                               Georgia Caring for Children
                                                               Foundation (private
                                                               foundation);
                                                             - November 1998 to Present,
                                                               Board Member, Healthcare
                                                               Georgia Foundation (private
                                                               foundation); and
                                                             - September 2002 to Present,
                                                               Board Member, Amerigroup Corp.

                                                                                                 NO. OF
                           POSITION(S) HELD                                                    PORTFOLIOS
         NAME,              WITH FUND AND          TERM           PRINCIPAL OCCUPATION(S)      IN COMPLEX          OTHER
          AGE,                LENGTH OF             OF                   DURING THE             OVERSEEN     DIRECTORSHIPS HELD
        ADDRESS              TIME SERVED          OFFICE                PAST 5 YEARS           BY TRUSTEE        BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Bruce D. Taber          Trustee since 1991     Appointed     - Consultant, Computer                24      Director - SSgA Cash
Age 60                                         until           Simulation, General Electric                Management Fund PLC,
                        Member, Audit          successor is    Industrial Control Systems.                 State Street Global
26 Round Top Road       Committee              duly elected                                                Advisors Ireland, Ltd.
Boxford, MA 01921                              and qualified
                        Member, Governance
                        Committee

                        Member, Valuation
                        Committee

Henry W. Todd           Trustee since 1988     Appointed     - Chairman, President and CEO,        24      Director - SSgA Cash
Age 56                                         until           A.M. Todd Group, Inc.; and                  Management Fund PLC,
                        Member, Audit          successor is  - President and CEO, Zink &                   State Street Global
150 Domorah Drive       Committee              duly elected    Triest Co., Inc. (dealer in                 Advisors Ireland, Ltd.
Montgomeryville, PA                            and qualified   vanilla flavor materials).
18936                   Member, Governance
                        Committee

                        Member, Valuation
                        Committee


                           POSITION(S) HELD
         NAME,              WITH FUND AND          TERM           PRINCIPAL OCCUPATION(S)
          AGE,                LENGTH OF             OF                   DURING THE
        ADDRESS              TIME SERVED          OFFICE                PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites      Principal Executive    Until         - 2001 to Present, Senior Principal, State Street Global Advisors;
Age 38                  Officer and Chief      successor is  - 2002 to Present, President, SSgA Fund Management, Inc.; Managing
                        Executive Officer      chosen and      Director, Advisor Strategies;
State Street Financial  since 2003             qualified by  - 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore
Center                                         Trustees        Funds and SSgA Latin America; and
One Lincoln Street                                           - 1993-1999, Principal, Head of Asset Allocation Strategies.
Boston, MA 02111-2900

J. David Griswold       Vice President and     Until         - Director - Global Regulatory Policy and Assistant Secretary, Frank
Age 46                  Secretary since 1994   successor is    Russell Company;
                                               chosen and    - Assistant Secretary and Associate General Counsel, Frank Russell
909 A Street            Chief Legal Officer    qualified by    Investment Management Company, Frank Russell Capital Inc., and
Tacoma, WA 98402        since 2003             Trustees        Frank Russell Investments (Delaware), Inc.;
                                                             - Assistant Secretary and Associate General Counsel, Russell Fund
                                                               Distributors, Inc.
                                                             - Director, Secretary and Associate General Counsel, Frank Russell
                                                               Securities, Inc.; and
                                                             - Director, Frank Russell Canada Limited/Limitee.

James Ross              Vice President since   Until         - 2001 to Present, Principal, SSgA Funds Management, Inc.;
Age 38                  2002                   successor is  - 2000 to Present, Principal, State Street Global Advisors;
                                               chosen and    - 1992 to 2000, Vice President, State Street Corporation; and
State Street Financial                         qualified by  - 2000 to Present, Vice President, StreetTracks Series Trust.
Center                                         Trustees
One Lincoln Street
Boston, MA 02111-2900

Mark E. Swanson         Treasurer and          Until         - Director - Fund Administration, Frank Russell Investment Management
Age 40                  Principal Accounting   successor is    Company and Frank Russell Trust Company; and
                        Officer since 2000     chosen and    - Treasurer and Chief Accounting Officer, Frank Russell Investment
909 A Street                                   qualified by    Company and Russell Investment Funds.
Tacoma, WA 98402                               Trustees

SSgA
FIXED INCOME FUNDS
STATE STREET FINANCIAL CENTER
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

                                                             FISAR-02/04 (40577)

[SSgA(R) FUNDS LOGO]


INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS FUND

INTERNATIONAL STOCK SELECTION FUND

INTERNATIONAL GROWTH OPPORTUNITIES FUND


SEMIANNUAL REPORT

FEBRUARY 29, 2004

                                   SSgA Funds

                           International Equity Funds

                          Semiannual Report (Unaudited)

                                February 29, 2004


                                Table of Contents

                                                                              PAGE
  Emerging Markets Fund                                                          3
  International Stock Selection Fund                                            11
  International Growth Opportunities Fund                                       15
  Notes to Schedules of Investments                                             17
  Statement of Assets and Liabilities                                           18
  Statement of Operations                                                       19
  Statement of Changes in Net Assets                                            20
  Financial Highlights                                                          22
  Notes to Financial Statements                                                 24
  Disclosure of Information about Fund Trustees and Officers                    32
  Fund Management and Service Providers                                         37


"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Please see the Prospectus for further details. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
COMMON STOCKS - 81.2%
AUSTRIA - 0.1%
Erste Bank der Oesterreichischen
   Sparkassen AG                                                    3,958               567
                                                                             --------------

BRAZIL - 3.2%
Banco Bradesco SA - ADR *                                          81,805             2,072
Brasil Telecom Participacoes
   SA - ADR                                                        15,817               603
Centrais Eletricas Brasileiras SA                              84,605,200               947
Cia de Bebidas das Americas                                       655,900               162
Cia de Bebidas das
   Americas - ADR *                                                 7,344               182
Cia Energetica de Minas
   Gerais - ADR *                                                  60,866             1,076
Cia Siderurgica Nacional SA                                    38,100,000             2,433
Cia Siderurgica Nacional
   SA - ADR *                                                      33,378             2,130
Gerdau SA - ADR *                                                  41,397               895
Petroleo Brasileiro SA - ADR                                      278,591             8,692
Tele Celular Sul Participacoes SA                             838,800,000               746
Tele Norte Leste Participacoes SA                             143,882,464             1,655
Votorantim Celulose e Papel
   SA - ADR                                                        44,990             1,530
                                                                             --------------
                                                                                     23,123
                                                                             --------------

CHILE - 1.8%
Banco Santander Chile SA - ADR                                     44,808             1,234
Cia de Telecomunicaciones de
   Chile SA - ADR *                                                85,912             1,347
Embotelladora Andina SA
   Class B - ADR                                                  105,563             1,256
Empresa Nacional de Electricidad
   SA/Chile - ADR                                                 117,047             1,552
Empresa Nacional de
   Telecomunicaciones SA                                          126,156               736
Empresas CMPC SA                                                   92,186             1,823
Empresas COPEC SA                                                 372,216             2,966
Enersis SA/Chile - ADR                                            208,699             1,496
Sociedad Quimica y Minera de Chile
   SA - ADR                                                        19,174               804
                                                                             --------------
                                                                                     13,214
                                                                             --------------

CHINA - 2.2%
Aluminum Corp. of China, Ltd.
   Class H *                                                    1,809,500             1,465
Beijing Datang Power Gen. Co., Ltd.
   Class H *                                                      600,000               509
China International Marine Containers
   Co., Ltd. Class B                                              188,500               352
China Life Insurance Co., Ltd.
   Class H ~*                                                   1,934,000             1,379
China Petroleum & Chemical Corp.
   Class H                                                      4,345,000             1,828
China Shipping Development Co., Ltd.
   Class H                                                      1,078,000               852
China Telecom Corp., Ltd. Class H *                             2,906,000             1,139
Great Wall Automobile Holding Co.
   Class H ~                                                      137,500               266
Huadian Power International Co.
   Class H                                                      1,304,000               511
Huaneng Power International, Inc.
   Class H                                                        566,000             1,065
Jiangsu Express Class H                                         1,056,000               549
PetroChina Co., Ltd. Class H *                                  5,538,000             2,970
Shenzhen Dongjiang
   Environmental Co., Ltd.
   Class H                                                      2,710,000               178
Sinopec Beijing Yanhua
   Petrochemical Co., Ltd. Class H                              1,672,500               698
Sinopec Shanghai
   Petrochemical Co., Ltd.
   Class H *                                                    2,104,000               966
Sinopec Zhenhai Refining &
   Chemical Co., Ltd. Class H                                     770,000               846
Zhejiang Southeast
   Electric Power Co. Class B                                     612,000               521
                                                                             --------------
                                                                                     16,094
                                                                             --------------

CZECH REPUBLIC - 0.5%
CEZ                                                               203,897             1,400
Komercni Banka AS                                                   8,480               952
Philip Morris CR                                                    1,537             1,050
Unipetrol                                                         196,962               498
                                                                             --------------
                                                                                      3,900
                                                                             --------------

EGYPT - 0.6%
Commercial International Bank                                     220,686               812
MobiNil-Egyptian Mobile Services                                   67,374               865
Orascom Construction Industries                                   163,440             2,350
                                                                             --------------
                                                                                      4,027
                                                                             --------------

HONG KONG - 2.0%
Brilliance China Automotive
   Holdings, Ltd. *                                               688,000               327
China Merchants Holdings
   International Co., Ltd.                                        710,000             1,031
China Mobile Hong Kong, Ltd. *                                  1,947,200             6,854
China Resources Land, Ltd.                                      2,010,000               385
CNOOC, Ltd.                                                       371,300               751
Denway Motors, Ltd.                                             1,448,000             1,684

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
Digital China Holdings, Ltd.                                    1,147,000               453
Far East Consortium *                                           1,607,000               380
GZI Transportation, Ltd.                                        2,550,000               819
Ka Wah Bank *                                                     482,000               257
Shanghai Industrial Holdings, Ltd. *                              270,000               708
Shenzhen Investment, Ltd.                                       2,160,000               369
Tack Fat Group                                                  3,176,000               339
                                                                             --------------
                                                                                     14,357
                                                                             --------------

HUNGARY - 1.1%
Gedeon Richter Rt.                                                 11,193             1,273
Matav Magyar Tavkozlesi Rt                                        244,090               957
Mol Magyar Olaj- es Gazipari Rt.                                   51,463             1,694
OTP Bank Rt                                                       230,559             3,783
                                                                             --------------
                                                                                      7,707
                                                                             --------------

INDIA - 2.1%
Bank of Baroda                                                    103,925               517
Bharat Heavy Electricals                                           35,895               461
Divi's Laboratories, Ltd.                                          39,361             1,672
Dr. Reddy's Laboratories, Ltd.                                     12,028               330
Hindustan Petroleum Corp.                                          93,473               940
Housing Development Finance Corp.                                  72,860               982
Hughes Software Systems                                            46,663               678
ICICI Bank, Ltd.                                                  138,186               830
InfoSystem Technologies, Ltd.                                      13,787             1,546
Larsen & Toubro, Ltd.                                              64,423               802
Mahindra & Mahindra, Ltd.                                          60,725               626
Maruti Udyog, Ltd. ~                                               59,079               654
Nicholas Piramal India, Ltd.                                       42,356               683
Ranbaxy Laboratories, Ltd.                                         44,130               918
Reliance Industries, Ltd.                                          96,916             1,188
State Bank of India, Ltd. - GDR *                                  74,202             2,820
                                                                             --------------
                                                                                     15,647
                                                                             --------------

INDONESIA - 2.3%
Aneka Tambang Tbk PT                                            6,016,500             1,067
Astra International Tbk PT                                      3,724,620             2,379
Bank Rakyat Indonesia ~                                         5,004,000               917
HM Sampoerna Tbk PT                                             3,977,090             2,293
Indonesian Satellite Corp. Tbk PT                                 609,500             1,316
International Nickel
   Indonesia Tbk PT                                               296,500             1,578
Kalbe Farma Tbk PT                                              8,800,000               500
Tambang Batubara Bukit
   Asam Tbk PT                                                 13,950,000             1,320
Telekomunikasi Indonesia Tbk PT                                 6,407,500             5,532
                                                                             --------------
                                                                                     16,902
                                                                             --------------

ISRAEL - 0.5%
Teva Pharmaceutical
   Industries, Ltd. - ADR *                                        58,298             3,789
                                                                             --------------

LUXEMBOURG - 0.3%
Tenaris SA - ADR                                                   53,100             1,840
                                                                             --------------

MALAYSIA - 1.1%
AMMB Holdings BHD                                                 684,000               734
Commerce Asset Holdings BHD                                       542,000               749
Diversified Resources Berhad                                      518,000               322
Genting BHD                                                       143,000               715
Hong Leong Bank BHD                                               221,000               337
IOI Corp. BHD                                                     212,800               526
Malayan Banking BHD                                               254,000               762
Malaysia International
   Shipping Corp. BHD                                             171,000               585
Maxis Communications BHD                                          251,000               571
PLUS Expressways BHD                                              757,000               484
Public Bank Berhad (Alien Market)                                 679,000               618
Puncak Niaga Holding BHD ~                                        256,000               249
Tanjong PLC                                                       106,000               346
Telekom Malaysia BHD                                              292,000               776
UMW Holdings BHD                                                  203,000               321
                                                                             --------------
                                                                                      8,095
                                                                             --------------

MEXICO - 7.9%
Alfa SA de CV Class A                                             478,400             1,773
America Movil SA de CV
   Class L - ADR                                                  178,122             6,352
America Movil SA de CV Series L                                 4,053,100             7,224
Cemex SA de CV                                                    681,367             4,003
Cemex SA de CV - ADR                                               69,746             2,012
Coca-Cola Femsa SA de CV - ADR *                                   90,035             2,141
Consorico ARA SA de CV ~                                          279,800               860
Controladora Co.mercial Mexicana
   SA de CV                                                     1,000,500             1,329
Corp GEO SA de CV Series B ~                                      167,983             1,202
Corp Interamericana de
   Entretenimiento SA Class B ~                                   312,500               678
Fomento Economico Mexicano
   SA de CV - ADR *                                                36,500             1,643
Grupo Aeroportuario del Sureste
   SA de CV Class B                                               613,600             1,364
Grupo Carso SA de CV Series 1                                     392,000             1,673
Grupo Mexico SA de CV Series B                                    494,000             1,897
Grupo Modelo SA Series C                                          414,200             1,108
Grupo Televisa SA - ADR                                           101,572             4,486
Hylsamex SA de CV Series B                                        162,613               132
Telefonos de Mexico SA de CV - ADR                                210,028             7,135

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV
   Series L                                                     2,811,000             4,751
Wal-Mart de Mexico SA de CV
   Class V - ADR                                                   15,929               489
Wal-Mart de Mexico SA de CV
   Series C                                                       941,012             2,898
Wal-Mart de Mexico SA de CV
   Series V                                                       706,861             2,166
                                                                             --------------
                                                                                     57,316
                                                                             --------------

POLAND - 0.5%
KGHM Polska Miedz SA                                              128,255             1,041
Polski Koncern Naftowy Orlen                                      139,125             1,008
Telekomunikacja Polska SA                                         404,305             1,697
                                                                             --------------
                                                                                      3,746
                                                                             --------------

RUSSIA - 6.8%
Cherepovets MK Severstal                                           12,105             2,106
LUKOIL - ADR                                                      139,099            15,467
MMC Norilsk Nickel - ADR                                           98,881             7,021
Mobile TeleSystems - ADR *                                          9,605             1,030
OAO Gazprom - ADR @                                                29,656               953
OAO Gazprom - ADR *                                                96,312             3,096
Sberbank RF                                                         1,185               409
Surgutneftegaz - ADR *                                            265,666             8,666
Tatneft - ADR *                                                    29,619               761
Unified Energy System - GDR                                        87,972             2,798
Vimpel-Communications - ADR ~                                      23,521             1,997
VolgaTelecom                                                      323,616             1,000
YUKOS - ADR *                                                      80,714             4,092
                                                                             --------------
                                                                                     49,396
                                                                             --------------

SOUTH AFRICA - 4.2%
African Bank Investments, Ltd.                                    946,165             1,543
Alexander Forbes, Ltd.                                            733,100             1,427
Barloworld, Ltd.                                                  212,100             2,157
FirstRand, Ltd.                                                 2,311,886             3,163
Gold Fields, Ltd.                                                  47,100               581
Imperial Holdings, Ltd.                                            80,692               849
JD Group, Ltd.                                                    233,612             1,458
Kumba Resources, Ltd.                                             105,700               666
Liberty Group, Ltd.                                               206,100             1,704
MTN Group, Ltd.                                                   591,502             2,646
Remgro, Ltd.                                                       69,194               762
Sanlam, Ltd.                                                    1,223,570             1,683
Sappi, Ltd.                                                       189,432             2,592
Sasol, Ltd.                                                        91,746             1,377
Standard Bank Group, Ltd.                                         359,285             2,177
Steinhoff International Holdings, Ltd.                          2,841,221             3,785
Telkom SA, Ltd.                                                   119,300             1,206
Truworths International, Ltd.                                     650,628               929
                                                                             --------------
                                                                                     30,705
                                                                             --------------

SOUTH KOREA - 19.9%
Asiana Airlines ~                                                 283,270               619
CJ Corp.                                                           37,900             2,204
Daelim Industrial Co.                                              65,930             2,220
Hanaro Telecom, Inc. ~                                            175,435               493
Hanjin Shipping                                                    86,000             1,536
Hanwha Chem Corp.                                                 105,180             1,020
Hyosung Corp.                                                     181,179             1,664
Hyundai Department Store Co., Ltd.                                 68,954             1,994
Hyundai Mobis                                                      69,740             3,143
Hyundai Motor Co.                                                 177,150             7,532
Kookmin Bank                                                      281,829            11,767
Korea Electric Power Corp.                                        285,830             5,031
Korean Air Co., Ltd.                                              174,185             2,533
KT Corp. - ADR                                                    301,635             5,737
LG Chem, Ltd.                                                      80,580             3,940
LG Electronics, Inc.                                               94,885             5,341
LG Investment & Securities Co., Ltd.                               82,860               700
LG Petrochemical Co., Ltd.                                         52,680             1,308
Orion Corp.                                                        17,250               961
Poongsan Corp.                                                     95,870               929
POSCO                                                              72,420            10,654
Samsung Corp.                                                     393,810             3,885
Samsung Electronics Co., Ltd.                                     101,001            46,806
Samsung Fire & Marine
   Insurance Co., Ltd.                                             37,447             2,410
Samsung Heavy Industries Co., Ltd.                                522,872             2,423
Samsung SDI Co., Ltd.                                              34,840             4,829
Shinhan Financial Group Co., Ltd.                                 195,970             3,608
SK Telecom Co., Ltd.                                               44,480             9,002
                                                                             --------------
                                                                                    144,289
                                                                             --------------

TAIWAN - 11.5%
Acer, Inc.                                                      1,353,000             2,130
Advanced Semiconductor
   Engineering, Inc.                                              345,000               389
Asustek Computer, Inc.                                          1,246,012             3,269
AU Optronics Corp.                                              1,874,000             3,118
Benq Corp.                                                      1,865,928             2,568
Cathay Financial Holding Co., Ltd.                              2,118,733             4,161
China Development Financial
   Holding Corp.                                                4,587,694             2,558
China Motor Corp., Ltd.                                           365,000               733
China Steel Corp.                                               3,252,396             3,315
Chinatrust Financial Holding Co.                                4,311,748             5,145

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
Chunghwa Telecom Co., Ltd.                                      1,049,000             1,714
Compal Electronics, Inc.                                        1,338,694             1,806
Delta Electronics, Inc.                                         1,588,913             2,144
Evergreen Marine Corp.                                            696,195               760
Far Eastern Department Store                                    1,887,000             1,024
Far Eastern Textile Co., Ltd.                                   1,458,000             1,049
First Financial Holding Co., Ltd. ~                             2,513,000             2,079
Formosa Chemicals & Fibre Co.                                   1,382,938             2,197
Formosa Plastics Corp.                                          1,682,982             2,725
HON HAI Precision Industry                                      1,031,376             4,576
Kaulin Manufacturing Co., Ltd.                                    408,000               691
Lite-On Technology Corp.                                        1,463,920             1,799
MediaTek, Inc.                                                    244,300             2,769
Mega Financial Holding Co., Ltd.                                6,056,000             4,412
Nan Ya Plastics Corp.                                           2,258,533             3,054
Nien Hsing Textile Co., Ltd.                                      841,000               870
Powerchip Semiconductor Corp.                                   1,154,000               865
Quanta Computer, Inc.                                             774,570             1,962
Taiwan Cellular Corp.                                           2,609,000             2,519
Taiwan Semiconductor
   Manufacturing Co., Ltd. ~                                    5,439,713            10,356
Test-Rite International Co.                                       567,000               365
United Microelectronics Corp.                                   6,047,649             5,512
Wan Hai Lines, Ltd.                                             1,010,000             1,051
                                                                             --------------
                                                                                     83,685
                                                                             --------------

THAILAND - 4.5%
Advanced Info Service PCL                                       1,017,100             2,071
Bangkok Bank Pcl                                                1,214,200             3,037
Bangkok Bank PCL                                                  837,400             2,025
Bank of Ayudhya                                                 1,978,200               589
Banpu PCL                                                         441,300             1,606
Italian-Thai Development PCL                                      727,400             1,981
Kiatnakin Finance PCL                                           1,330,300             1,532
PTT Exploration & Production PCL                                  250,840             1,609
PTT PCL                                                           809,233             3,089
Regional Container Lines PCL                                    5,200,100             2,568
Seamico Securities PCL                                          8,689,733             2,610
Seamico Securities PCL ~                                          448,333                43
Shin Corp. PCL                                                  1,702,100             1,549
Siam Cement PCL                                                   415,700             2,803
Thai Airways International                                      1,511,700             2,270
Thoresen Thai Agencies PLC                                      2,309,500             2,586
Univanich Palm Oil PCL                                            736,700               548
                                                                             --------------
                                                                                     32,516
                                                                             --------------

TURKEY - 3.9%
Akbank TAS                                                  1,006,025,433             5,265
Aksigorta AS                                                  241,231,696               836
Anadolu Efes Biracilik Ve
   Malt Sanayii AS                                            122,448,064             1,743
Dogan Yayin Holding ~                                         458,787,008             1,736
Eregli Demir ve Celik
   Fabrikalari TAS                                             63,325,000             1,979
Ford Otomotive Sanayii AS                                     159,211,008             1,097
Haci Omer Sabanci Holding AS                                  439,725,248             2,069
Hurriyet Gazeteci                                             270,945,984               949
KOC Holding AS                                                324,168,992             1,806
Tupras Turkiye Petrol Rafine                                   80,772,000               669
Turkcell Iletisim Hizmet AS                                    98,644,704             1,226
Turkiye Garanti Bankasi AS                                    676,558,016             2,433
Turkiye IS Bankasi                                          1,118,794,040             5,055
Vestel Elektronik Sanayi                                      322,038,016             1,370
                                                                             --------------
                                                                                     28,233
                                                                             --------------

UNITED KINGDOM - 4.1%
Anglo American PLC                                              1,138,282            28,468
Old Mutual PLC                                                    595,600             1,053
                                                                             --------------
                                                                                     29,521
                                                                             --------------

UNITED STATES - 0.1%
GPO Fin Inbursa SA                                                557,800               686
                                                                             --------------

TOTAL COMMON STOCKS
(cost $441,637)                                                                     589,355
                                                                             --------------

PREFERRED STOCKS - 12.5%
BRAZIL - 10.0%
Aracruz Celulose SA - ADR *                                        33,557             1,213
Banco Bradesco SA                                             252,500,000             1,266
Banco Itau Holding Financeira SA                               41,487,800             3,988
Brasil Telecom Participacoes SA                               358,789,312             2,735
Braskem SA                                                     53,678,732             1,419
Caemi Mineracao e Metalurgia SA                                 7,600,000             3,653
Cia de Bebidas das Americas                                     4,320,500             1,156
Cia de Bebidas das Americas -
   ADR *                                                          257,744             6,933
Cia Energetica de Minas Gerais                                201,200,000             3,592
Cia Vale do Rio Doce                                               51,765             2,595
Cia Vale do Rio Doce - ADR *                                      200,567             9,978
Gerdau Metalurgica SA                                              55,400             1,360
Investimentos Itau SA                                           2,269,000             2,727
Petroleo Brasileiro SA                                            129,250             3,639
Petroleo Brasileiro SA - ADR                                      494,713            13,860
Tele Norte Leste Participacoes SA                              52,019,944               764
Tele Norte Leste Participacoes
   SA - ADR *                                                     224,002             3,259
Telemig Celular Participacoes SA                              730,489,536             1,490
Telesp Celular Participacoes SA                               247,400,000               739
Uniao de Bancos Brasileiros SA                                 15,800,000               722
Uniao de Bancos Brasileiros
   SA - GDR                                                       139,449             3,172

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL            MARKET
                                                             AMOUNT ($)           VALUE
                                                             OR SHARES              $
--------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas
   Gerais SA                                                      227,000              2,592
                                                                              --------------
                                                                                      72,852
                                                                              --------------

RUSSIA - 0.7%
Surgutneftegaz - ADR                                               62,559              2,815
Transneft                                                           2,847              2,579
                                                                              --------------
                                                                                       5,394
                                                                              --------------

SOUTH KOREA - 1.8%
LG Electronics, Inc.                                              154,050              4,048
Samsung Electronics Co., Ltd.                                      32,830              9,101
                                                                              --------------
                                                                                      13,149
                                                                              --------------

TOTAL PREFERRED STOCKS
(cost $62,013)                                                                       91,395
                                                                              --------------

LONG-TERM INVESTMENTS - 0.1%
INDIA - 0.0%
Hindustan Lever, Ltd.
   9.000% due 01/01/05                                                286                 --
                                                                              --------------

UNITED KINGDOM - 0.1%
HBOS Treasury Services PLC #*
   1.100% due 07/23/04                                                400                400
                                                                              --------------

TOTAL LONG-TERM INVESTMENTS
(cost $400)                                                                              400
                                                                              --------------

SHORT-TERM INVESTMENTS - 10.8%
UNITED STATES - 10.8%
AIM Short-Term Investment
   Treasury Portfolio ^                                               172                 --
Federated Investors
   Prime Cash Obligation Fund ^                                 4,360,604              4,361
General Electric Capital Corp. #^@
   1.240% due 03/25/04                                             17,800             17,801
Goldman Sachs Group, Inc. #^
   1.340% due 11/16/04                                              5,400              5,411
State Street Navigator Securities
   Prime Lending Portfolio **                                  50,676,039             50,676
                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $78,249)                                                                        78,249
                                                                              --------------

TOTAL INVESTMENTS - 104.6%
(identified cost $582,299)                                                           759,399

OTHER ASSETS AND LIABILITIES
NET - (4.6%)                                                                         (33,219)
                                                                              --------------

NET ASSETS - 100.0%                                                                  726,180
                                                                              ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

Amounts in thousands

FUTURES CONTRACTS
(Number of Contracts)

                                                                               UNREALIZED
                                                              NOTIONAL        APPRECIATION
                                                               AMOUNT        (DEPRECIATION)
                                                                 $                 $
-------------------------------------------------------------------------------------------
LONG POSITIONS
MSCI Taiwan Index
   expiration date 03/04 (319)                                      9,261               167
                                                                             --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts ^^                                                              $          167
                                                                             ==============

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                          UNREALIZED
                                                         APPRECIATION
     AMOUNT              AMOUNT          SETTLEMENT     (DEPRECIATION)
      SOLD               BOUGHT             DATE              $
----------------    ----------------    ------------    --------------
USD       21,845    HKD      168,494      11/25/05                   4
USD          451    MYR        1,715      03/01/04                  --
USD       13,457    ZAR      100,398      05/25/04               1,356
HKD       10,130    USD        1,287      11/25/05                 (26)
HKD       15,707    USD        2,000      11/25/05                 (37)
HKD       22,994    USD        2,956      11/25/05                 (25)
HKD       29,916    USD        3,794      11/25/05                 (86)
HKD       89,747    USD       11,398      11/25/05                (240)
ZAR      100,398    USD       14,997      05/25/04                 184
                                                        --------------

                                                                 1,130
                                                        ==============

INDUSTRY DIVERSIFICATION

                                                        % OF           MARKET
                                                        NET            VALUE
                                                       ASSETS            $
--------------------------------------------------------------------------------
Auto and Transportation                                      4.9          35,477
Consumer Discretionary                                       3.1          23,583
Consumer Staples                                             3.4          24,709
Financial Services                                          19.6         142,052
Health Care                                                  1.3           9,164
Integrated Oils                                              7.3          53,049
Materials and Processing                                    14.4         104,515
Miscellaneous                                                1.8          13,108
Other Energy                                                 4.5          32,774
Producer Durables                                            9.7          70,215
Technology                                                   8.3          60,173
Utilities                                                   15.4         111,931
Short-Term Investments                                       3.8          27,573
Long-Term Investments                                        0.1             400
                                                    ------------    ------------
Total Investments                                           97.6         708,723
Other Assets and Liabilities, net                            2.4          17,457
                                                    ------------    ------------

Net Assets                                                 100.0         726,180
                                                    ============    ============

GEOGRAPHIC DIVERSIFICATION

                                                        % OF           MARKET
                                                        NET            VALUE
                                                       ASSETS            $
--------------------------------------------------------------------------------
Africa                                                       4.2          30,704
Asia                                                        47.4         344,736
Europe                                                      13.9         100,784
Latin America                                               22.9         166,503
Middle East                                                  1.1           7,816
Other                                                        0.1             686
United Kingdom                                               4.1          29,521
Short-Term Investments                                       3.8          27,573
Long-Term Investments                                        0.1             400
                                                    ------------    ------------
Total Investments                                           97.6         708,723
Other Assets and Liabilities, net                            2.4          17,457
                                                    ------------    ------------

Net Assets                                                 100.0         726,180
                                                    ============    ============

See accompanying notes which are an integral part of the financial statements.

Amounts in thousands

INDEX SWAPS

                                                                                                           UNREALIZED
                                                     NOTIONAL                                             APPRECIATION
        FUND RECEIVES                  COUNTER        AMOUNT          FUND PAYS          TERMINATION     (DEPRECIATION)
     UNDERLYING SECURITY                PARTY            $          FLOATING RATE           DATE                $
-----------------------------------------------------------------------------------------------------------------------
MSCI Brazil Free                                                  3 Month USD LIBOR-
   Gross Dividends Reinvested       Morgan Stanley     2,900        BBA minus 2.25%       06/04/04                  147
MSCI Daily                                                        3 Month USD LIBOR-
   Total Return Gross India          Merrill Lynch     2,250        BBA minus 3.50%       06/11/04                  149
MSCI Korea                                                        3 Month USD LIBOR-
   Gross Dividends Reinvested       Morgan Stanley     4,055        BBA minus 2.50%       10/05/04                  711
MSCI Mexico Free                                                  3 Month USD LIBOR-
   Gross Dividends Reinvested       Morgan Stanley     2,900        BBA minus 2.25%       06/09/04                  178
MSCI Taiwan Index                                                 3 Month USD LIBOR-
                                     Merrill Lynch     4,000        BBA minus 3.25%       08/06/04                  284
MSCI Thailand Free                                                3 Month USD LIBOR-
   Gross Dividends Reinvested       Morgan Stanley     2,800        BBA minus 2.65%       03/15/04                  870
                                                                                                         --------------
                                                                                                                  2,339
                                                                                                         ==============

  See accompanying notes which are an integral part of the financial statements.

SSgA

INTERNATIONAL STOCK SELECTION FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
COMMON STOCKS - 95.1%
AUSTRALIA - 2.6%
BlueScope Steel, Ltd. *                                           400,656             1,827
Origin Energy, Ltd. *                                             231,730             1,003
Qantas Airways, Ltd.                                              196,647               563
                                                                             --------------
                                                                                      3,393
                                                                             --------------

AUSTRIA - 0.8%
OMV AG                                                              6,529             1,053
                                                                             --------------

BELGIUM - 1.4%
Delhaize Group *                                                   14,550               791
KBC Bancassurance Holding *                                        18,332             1,047
                                                                             --------------
                                                                                      1,838
                                                                             --------------

FINLAND - 3.2%
Nokia OYJ                                                         140,891             3,086
Sanoma-WSOY OYJ Class B                                            55,447             1,113
                                                                             --------------
                                                                                      4,199
                                                                             --------------

FRANCE - 11.7%
Aventis SA                                                         38,990             2,984
BNP Paribas                                                        38,192             2,413
France Telecom                                                     47,118             1,298
Renault SA *                                                       21,603             1,507
Societe Assurances Generales de France *                           29,328             1,884
Societe Generale                                                   22,516             1,999
Total SA                                                           11,674             2,132
Wanadoo ~*                                                        111,925             1,220
                                                                             --------------
                                                                                     15,437
                                                                             --------------

GERMANY - 12.2%
Allianz AG                                                         15,250             1,900
Celanese AG                                                        13,500               542
Continental AG                                                     46,700             1,913
Deutsche Bank AG                                                   28,000             2,401
Deutsche Telekom AG                                                80,100             1,566
E.ON AG                                                            29,700             2,007
Puma AG Rudolf Dassler Sport *                                     13,734             2,814
SAP AG *                                                            7,865             1,241
Siemens AG                                                         23,400             1,804
                                                                             --------------
                                                                                     16,188
                                                                             --------------

HONG KONG - 0.7%
Li & Fung, Ltd.                                                   444,000               867
                                                                             --------------

ITALY - 2.1%
Banca Intesa SpA                                                  340,793             1,266
ENI-Ente Nazionale Idrocarburi SpA *                               78,150             1,531
                                                                             --------------
                                                                                      2,797
                                                                             --------------

JAPAN - 19.9%
Amada Co., Ltd.                                                   196,000             1,085
Asahi Breweries, Ltd.                                              95,500               938
Dai Nippon Printing Co., Ltd.                                     112,000             1,743
Daiwa Securities Group, Inc.                                      111,000               746
Fujisawa Pharmaceutical Co., Ltd.                                  39,500               949
Hitachi, Ltd.                                                     185,000             1,207
Kawasaki Kisen Kaisha, Ltd.                                       182,000               876
KDDI Corp.                                                            225             1,168
Kissei Pharmaceutical Co., Ltd. *                                  44,000               848
Kuraray Co., Ltd.                                                 170,000             1,346
Matsushita Electric Industrial Co., Ltd.                           62,000               904
Mitsubishi Corp.                                                  140,000             1,381
Mitsubishi Electric Corp.                                         105,000               504
Mitsubishi Gas Chemical Co., Inc.                                 325,000             1,056
Mitsubishi Tokyo Financial Group, Inc.                                127               976
Mitsui Fudosan Co., Ltd.                                          103,000             1,097
Mitsui Sumitomo Insurance Co., Ltd.                                76,000               668
Nippon Steel Corp.                                                494,000               968
Nippon Telegraph & Telephone Corp.                                    197               912
OJI Paper Co., Ltd.                                               181,000             1,069
Sekisui Chemical Co., Ltd.                                        216,000             1,115
Taiheiyo Cement Corp.                                             493,000             1,250
TDK Corp.                                                          16,900             1,179
Tohoku Electric Power Co., Inc.                                    60,200             1,008
Yamaha Motor Co., Ltd. *                                          111,000             1,298
                                                                             --------------
                                                                                     26,291
                                                                             --------------

NETHERLANDS - 4.4%
ABN AMRO Holding NV                                                89,142             2,059
ASML Holding NV ~                                                  57,093             1,053
Royal Dutch Petroleum Co.                                          28,954             1,428
Unilever NV                                                        18,210             1,320
                                                                             --------------
                                                                                      5,860
                                                                             --------------

NORWAY - 0.5%
Norsk Hydro ASA                                                    10,040               721
                                                                             --------------

SINGAPORE - 0.9%
Fraser and Neave, Ltd.                                            135,990             1,134
                                                                             --------------

SPAIN - 3.2%
ACS Actividades Cons y Serv                                        13,750               696
Banco Santander Central Hispano SA *                              155,788             1,804
Repsol YPF SA *                                                    83,086             1,703
                                                                             --------------
                                                                                      4,203
                                                                             --------------

SWEDEN - 2.3%
Nordea Bank AB                                                    294,715             2,039
Telefonaktiebolaget LM Ericsson Class B                           361,000             1,052
                                                                             --------------
                                                                                      3,091
                                                                             --------------

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
SWITZERLAND - 7.4%
Converium Holding AG                                               10,787                572
Credit Suisse Group                                                20,493                745
Nestle SA                                                           8,614              2,272
Novartis AG *                                                      37,631              1,658
Rieter Holding AG                                                   6,251              1,555
UBS AG                                                             40,403              2,968
                                                                              --------------
                                                                                       9,770
                                                                              --------------

UNITED KINGDOM - 21.8%
Aviva PLC                                                          98,660              1,033
Barclays PLC                                                      135,499              1,216
Big Food Group PLC                                                357,773              1,076
BP PLC                                                            122,904                987
British Airways PLC                                               272,088              1,596
BT Group PLC                                                      623,112              2,044
Emap PLC                                                           58,122                982
GlaxoSmithKline PLC                                               164,242              3,416
HSBC Holdings PLC ~                                               172,153              2,797
Next PLC                                                           52,230              1,348
Northern Rock PLC                                                  88,003              1,265
Reckitt Benckiser PLC Series C                                     78,833              2,057
Reuters Group PLC                                                  79,669                578
Royal Bank of Scotland Group PLC                                   29,212                924
Scottish Power PLC                                                274,567              1,867
Severn Trent PLC                                                   65,435                900
Vodafone Group PLC                                              1,206,787              3,007
William Hill PLC                                                  186,006              1,716
                                                                              --------------
                                                                                      28,809
                                                                              --------------

TOTAL COMMON STOCKS
(cost $100,868)                                                                      125,651
                                                                              --------------

LONG-TERM INVESTMENTS - 0.1%
CAYMAN ISLANDS - 0.1%
MTI Capital Cayman, Ltd. ~*
   0.500% due 10/01/07                                             39,000                140
                                                                              --------------

TOTAL LONG-TERM INVESTMENTS
(cost $312)                                                                              140
                                                                              --------------

PREFERRED STOCKS - 1.4%
AUSTRALIA - 1.4%
News Corp., Ltd. @                                                225,966              1,867
                                                                              --------------

TOTAL PREFERRED STOCKS
(cost $1,318)                                                                          1,867
                                                                              --------------

SHORT-TERM INVESTMENTS - 19.3%
UNITED STATES - 19.3%
AIM Short Term Investment
   Treasury Portfolio ^                                         2,932,733              2,933
Federated Investors
   Prime Cash Obligation Fund ^                                 1,771,115              1,771
State Street Navigator Securities Prime
   Lending Portfolio *                                         20,785,478             20,785
                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $25,489)                                                                        25,489
                                                                              --------------

TOTAL INVESTMENTS - 115.9%
(identified cost $127,987)                                                           153,147

OTHER ASSETS AND LIABILITIES
NET - (15.9%)                                                                        (21,042)
                                                                              --------------

NET ASSETS - 100.0%                                                                  132,105
                                                                              ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Amounts in thousands

FUTURES CONTRACTS
(Number of Contracts)

                                                                               UNREALIZED
                                                              NOTIONAL        APPRECIATION
                                                               AMOUNT        (DEPRECIATION)
                                                                 $                 $
-------------------------------------------------------------------------------------------
LONG POSITIONS
MSCI Pan Euro Index (EMU)
   expiration date 03/04 (174)                                      3,634               122
TOPIX Index (Japan)
   expiration date 03/04 (10)                                         993                31
                                                                             --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts ^^                                                                         153
                                                                             ==============

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                          UNREALIZED
                                                         APPRECIATION
     AMOUNT              AMOUNT          SETTLEMENT     (DEPRECIATION)
      SOLD               BOUGHT             DATE              $
----------------    ----------------    ------------    --------------
USD        2,776    EUR        2,180      03/18/04                 (69)
USD        1,401    GBP          745      03/18/04                 (21)
USD        1,169    JPY      123,200      03/18/04                 (40)
                                                        --------------

                                                                  (130)
                                                        ==============

INDUSTRY DIVERSIFICATION

                                                       % OF             MARKET
                                                       NET              VALUE
                                                       ASSETS             $
---------------------------------------------------------------------------------
Auto and Transportation                                      5.9            7,753
Consumer Discretionary                                      12.2           16,104
Consumer Staples                                             6.7            8,797
Financial Services                                          24.8           32,721
Health Care                                                  5.2            6,871
Integrated Oils                                              3.2            4,222
Materials and Processing                                    10.6           13,949
Other Energy                                                 4.8            6,337
Producer Durables                                            4.7            6,156
Technology                                                   4.2            5,745
Utilities                                                   14.2           18,863
Short-Term Investments                                       3.6            4,704
Long-Term Investments                                        0.1              140
                                                    ------------     ------------
Total Investments                                          100.2          132,362
Other Assets and Liabilities, Net                           (0.2)            (257)
                                                    ------------     ------------

Net Assets                                                 100.0          132,105
                                                    ============     ============

GEOGRAPHIC DIVERSIFICATION

                                                       % OF             MARKET
                                                       NET              VALUE
                                                       ASSETS             $
---------------------------------------------------------------------------------
Asia                                                         5.5            7,262
Europe                                                      49.3           65,156
Japan                                                       19.9           26,291
United Kingdom                                              21.8           28,809
Short-Term Investments                                       3.6            4,704
Long-Term Investments                                        0.1              140
                                                    ------------     ------------
Total Investments                                          100.2          132,362
Other Assets and Liabilities, Net                           (0.2)            (257)
                                                    ------------     ------------

Net Assets                                                 100.0          132,105
                                                    ============     ============

  See accompanying notes which are an integral part of the financial statements.

SSgA

INTERNATIONAL GROWTH OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
AUSTRALIA - 1.0%
News Corp., Ltd.                                                   72,033               676
                                                                             --------------

FINLAND - 0.9%
Nokia OYJ                                                          29,604               648
                                                                             --------------

FRANCE - 14.0%
Aventis SA                                                          9,718               744
AXA                                                                62,395             1,433
BNP Paribas                                                        32,852             2,076
L'Oreal SA                                                          9,504               781
LVMH Moet Hennessy Louis Vuitton SA                                19,725             1,507
Renault SA                                                          9,698               677
Sanofi-Synthelabo SA                                               16,238             1,110
Total SA                                                            6,937             1,267
                                                                             --------------
                                                                                      9,595
                                                                             --------------

GERMANY - 4.0%
E.ON AG *                                                          17,000             1,149
SAP AG                                                              4,800               757
Siemens AG                                                         10,600               817
                                                                             --------------
                                                                                      2,723
                                                                             --------------

HONG KONG - 1.6%
Li & Fung, Ltd.                                                   212,000               414
Sun Hung Kai Properties, Ltd.                                      71,000               698
                                                                             --------------
                                                                                      1,112
                                                                             --------------

IRELAND - 2.7%
CRH PLC                                                            38,966               813
CRH PLC                                                            40,951               855
Ryanair Holdings PLC - ADR ~*                                       5,505               191
                                                                             --------------
                                                                                      1,859
                                                                             --------------

ITALY - 3.1%
ENI-Ente Nazionale Idrocarburi SpA                                 69,000             1,352
Sanpaolo IMI SpA                                                   59,600               766
                                                                             --------------
                                                                                      2,118
                                                                             --------------

JAPAN - 21.9%
Asahi Glass Co., Ltd.                                             198,000             1,823
Fanuc, Ltd.                                                        20,500             1,287
Hoya Corp.                                                         17,200             1,614
Komatsu, Ltd.                                                     277,000             1,683
Nitto Denko Corp.                                                  34,800             1,720
Nomura Holdings, Inc.                                              34,000               540
NTT DoCoMo, Inc.                                                      792             1,645
Seven-Eleven Japan Co., Ltd. *                                     22,000               695
Sharp Corp.                                                       106,000             1,758
Sumitomo Mitsui Financial Group, Inc.                                 126               701
Toyota Motor Corp.                                                 44,700             1,542
                                                                             --------------
                                                                                     15,008
                                                                             --------------

NETHERLANDS - 4.0%
ASML Holding NV ~                                                  52,466               968
ING Groep NV                                                       71,522             1,749
                                                                             --------------
                                                                                      2,717
                                                                             --------------

SINGAPORE - 2.5%
Flextronics International, Ltd. ~                                  95,600             1,730
                                                                             --------------

SOUTH KOREA - 3.0%
Nextel, Inc.                                                       15,667               729
Samsung Electronics Co.,
   Ltd. - GDR @ *                                                   9,751             1,365
                                                                             --------------
                                                                                      2,094
                                                                             --------------

SPAIN - 2.1%
Telefonica SA *                                                    88,956             1,445
                                                                             --------------

SWEDEN - 1.2%
Assa Abloy AB Class B                                              63,400               835
                                                                             --------------

SWITZERLAND - 12.7%
Nestle SA                                                           4,770             1,258
Novartis AG *                                                      44,262             1,950
Roche Holding AG                                                   13,524             1,395
Swiss Reinsurance *                                                10,765               775
UBS AG                                                             33,636             2,471
Zurich Financial Services AG                                        5,177               848
                                                                             --------------
                                                                                      8,697
                                                                             --------------

TAIWAN - 2.2%
Taiwan Semiconductor
   Manufacturing Co., Ltd. - ADR ~                                142,538             1,481
                                                                             --------------

UNITED KINGDOM - 21.8%
BP PLC                                                            199,741             1,604
British Sky Broadcasting PLC                                      119,823             1,603
Celltech Group PLC ~                                               83,695               629
Compass Group PLC                                                  93,229               634
Diageo PLC                                                         48,777               674
GlaxoSmithKline PLC                                                84,925             1,767
HBOS PLC                                                          103,818             1,407
HSBC Holdings PLC                                                 161,990             2,632
Reed Elsevier PLC                                                  65,923               607
Tesco PLC                                                         131,120               627
Vodafone Group PLC                                              1,125,741             2,805
                                                                             --------------
                                                                                     14,989
                                                                             --------------

TOTAL COMMON STOCKS
(cost $55,804)                                                                       67,727
                                                                             --------------

 Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                             PRINCIPAL           MARKET
                                                             AMOUNT ($)          VALUE
                                                             OR SHARES             $
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 11.3%
UNITED STATES - 11.3%
AIM Short-Term Investment
   Prime Portfolio                                                  1,097                  1
Federated Investors
   Prime Cash Obligation Fund                                     390,796                391
State Street Navigator Securities Prime
   Lending Portfolio **                                         7,336,577              7,337
                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,729)                                                                          7,729
                                                                              --------------

TOTAL INVESTMENTS - 110.0%
(identified cost $63,533)                                                             75,456

OTHER ASSETS AND LIABILITIES
NET - (10.0%)                                                                         (6,875)
                                                                              --------------

NET ASSETS - 100.0%                                                                   68,581
                                                                              ==============

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                          UNREALIZED
                                                         APPRECIATION
     AMOUNT              AMOUNT          SETTLEMENT     (DEPRECIATION)
      SOLD               BOUGHT             DATE              $
----------------    ----------------    ------------    --------------
EUR          928    HKD        9,016      03/01/04                   2
GBP          110    HKD        1,598      03/01/04                   1
GBP        1,720    AUD        1,736      03/02/04                   1
GBP          600    USD        1,119      03/02/04                   6
                                                        --------------

                                                                    10
                                                        ==============

INDUSTRY DIVERSIFICATION
(Unaudited)

                                                        % OF             MARKET
                                                         NET             VALUE
                                                       ASSETS              $
---------------------------------------------------------------------------------
Auto and Transportation                                      3.5           2,409
Consumer Discretionary                                      10.5           7,202
Consumer Staples                                             6.9           4,761
Financial Services                                          22.5          15,398
Health Care                                                 12.3           8,464
Integrated Oils                                              4.3           2,956
Materials and Processing                                     7.2           4,933
Other Energy                                                 1.8           1,267
Producer Durables                                            6.9           4,700
Technology                                                  11.6           7,944
Utilities                                                   11.2           7,693
Short-Term Investments                                       0.6             392
                                                    ------------    ------------
Total Investments                                           99.3          68,119
Other Assets and Liabilities, Net                            0.7             462
                                                    ------------    ------------

Net Assets                                                 100.0          68,581
                                                    ============    ============

GEOGRAPHIC DIVERSIFICATION
(Unaudited)

                                                        % OF             MARKET
                                                         NET             VALUE
                                                       ASSETS              $
---------------------------------------------------------------------------------
Asia                                                        10.3           7,094
Europe                                                      44.7          30,636
Japan                                                       21.9          15,008
United Kingdom                                              21.8          14,989
Short-Term Investments                                       0.6             392
                                                    ------------    ------------
Total Investments                                           99.3          68,119
Other Assets and Liabilities, Net                            0.7             462
                                                    ------------    ------------

Net Assets                                                 100.0          68,581
                                                    ============    ============


AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA

INTERNATIONAL EQUITY

FUNDS NOTES TO SCHEDULES OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

FOOTNOTES
~    Nonincome-producing security.
#    Adjustable or floating rate security.
^ Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
^^ Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See
     Note 2.
##   Rate noted is yield-to-maturity from date of acquisition.
+    Fair value is at amortized cost, which approximates market.
++ This security has been fair valued in accordance with Board approved pricing policy. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
*    All or a portion of the shares of this security are on loan.
@ Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
** Affiliate; The security is purchased with the cash collateral from the securities loaned.

ABBREVIATIONS
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

FOREIGN CURRENCY ABBREVIATIONS
     ARS - Argentine peso
     AUD - Australian dollar
     BRL - Brazilian real
     CAD - Canadian dollar
     CHF - Swiss franc
     CLP - Chilean peso
     CNY - Chinese renminbi yuan
     COP - Colombian peso
     CRC - Costa Rica colon
     CZK - Czech koruna
     DKK - Danish krone
     EGP - Egyptian pound
     EUR - Euro
     GBP - British pound sterling
     HKD - Hong Kong dollar
     HUF - Hungarian forint
     IDR - Indonesian rupiah
     IEP - Irish pundt
     ILS - Israeli shekel
     INR - Indian rupee
     ITL - Italian lira
     JPY - Japanese yen
     KES - Kenyan schilling
     KRW - South Korean won
     MXN - Mexican peso
     MYR - Malaysian ringgit
     PEN - Peruvian nouveau sol
     PHP - Philippine peso
     PLN - Polish zloty
     RUB - Russian ruble
     SEK - Swedish krona
     SGD - Singapore dollar
     SKK - Slovakian koruna
     THB - Thai baht
     TRL - Turkish lira
     USD - United States dollar
     VEB - Venezuelan bolivar
     VND - Vietnam dong
     ZAR - South African rand

SSgA

INTERNATIONAL EQUITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (UNAUDITED)

                                                                     EMERGING        INTERNATIONAL STOCK    INTERNATIONAL GROWTH
AMOUNTS IN THOUSANDS                                               MARKETS FUND        SELECTION FUND        OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                  $        582,299    $           127,987    $             63,533
--------------------------------------------------------------------------------------------------------------------------------
Investments, at market*                                                   759,399                153,147                  75,456
Cash                                                                          392                     --
Cash (restricted)                                                           1,854                    387
Foreign currency holdings**                                                 8,325                     57                     375
Unrealized appreciation on foreign currency exchange contracts              1,544                     --                      10
Receivables:
      Dividends and interest                                                3,077                    185                      98
      Investments sold                                                      6,933                     --                   6,267
      Fund shares sold                                                      1,382                    209                     105
      Foreign taxes recoverable                                                10                     13                      13
      Daily variation margin on futures contracts                             137                     30                      --
Prepaid expenses                                                              232                     11                      --
Unrealized appreciation on index swap contracts                             2,339                     --                      --
                                                                 ----------------    -------------------    --------------------
Total assets                                                              785,624                154,039                  82,324
                                                                 ----------------    -------------------    --------------------

LIABILITIES
Payables:
      Investments purchased                                                 3,555                     --                   6,153
      Fund shares redeemed                                                    881                    918                     149
      Accrued fees to affiliates                                              467                     77                      83
      Other accrued expenses                                                    3                     24                      21
      Deferred tax liability                                                3,448                     --                      --
Unrealized depreciation on foreign currency exchange contracts                414                    130                      --
Payable upon return of securities loaned                                   50,676                 20,785                   7,337
                                                                 ----------------    -------------------    --------------------
Total liabilities                                                          59,444                 21,934                  13,743
                                                                 ----------------    -------------------    --------------------

NET ASSETS                                                       $        726,180    $           132,105    $             68,581
                                                                 ================    ===================    ====================

Net Assets Consist of:
Undistributed (overdistributed) net investment income                      (3,640)                   137                     (81)
Accumulated net realized gain (loss)                                       10,969                (14,994)                (55,025)
Unrealized appreciation (depreciation) on:
      Investments                                                         174,434                 25,160                  11,923
      Futures contracts                                                       167                    153                      --
      Index swap contracts                                                  2,339                     --                      --
      Foreign currency-related transactions                                 1,167                   (131)                      1
Shares of beneficial interest                                                  53                     15                       7
Additional paid-in capital                                                540,691                121,765                 111,756
                                                                 ----------------    -------------------    --------------------
NET ASSETS                                                       $        726,180    $           132,105    $             68,581
                                                                 ================    ===================    ====================

NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share***                                  $          13.62    $              8.60    $               9.18
      Net assets                                                 $    726,180,262    $       132,104,693    $         68,580,676
      Shares outstanding ($.001 par value)                             53,311,442             15,353,109               7,471,432

Amounts in thousands

*      Securities on loan included in investments                $         49,120    $            19,761    $              7,022
**     Foreign currency holdings -- cost                         $          8,328    $                58    $                377

*** Net asset value per share equals net assets divided by shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS - FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                     EMERGING        INTERNATIONAL STOCK    INTERNATIONAL GROWTH
AMOUNTS IN THOUSANDS                                               MARKETS FUND        SELECTION FUND        OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                  $          6,617    $               854    $                372
      Interest                                                                109                      1                      --
      Securities Lending Income                                                42                     30                       9
      Less foreign taxes withheld                                            (895)                   (83)                    (39)
                                                                 ----------------    -------------------    --------------------
Total investment income                                                     5,873                    802                     342
                                                                 ----------------    -------------------    --------------------

FUND LEVEL EXPENSES
      Advisory fees                                                         2,293                    435                     247
      Administrative fees                                                     215                     56                      39
      Custodian fees                                                          647                     82                      57
      Distribution fees                                                       144                     10                      58
      Transfer agent fees                                                      48                     27                      24
      Professional fees                                                        25                     18                      18
      Registration fees                                                        16                      8                       8
      Shareholder servicing fees                                              289                     15                      29
      Trustees' fees                                                           10                      6                       6
      Insurance fees                                                            4                      1                       1
      Printing fees                                                            11                      7                       8
      Miscellaneous                                                             7                      5                       4
                                                                 ----------------    -------------------    --------------------
      Expenses before reductions                                            3,709                    670                     499
      Expense reductions                                                       (2)                   (89)                   (134)
                                                                 ----------------    -------------------    --------------------
Net expenses                                                                3,707                    581                     365
                                                                 ----------------    -------------------    --------------------
Net investment income (loss)                                                2,166                    221                     (23)
                                                                 ----------------    -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                          46,977                  4,612                   3,148
      Futures contracts                                                     2,142                     62                      --
      Index swap contracts                                                  8,456                     --                      --
      Foreign currency-related transactions                                 1,124                    495                      50
                                                                 ----------------    -------------------    --------------------
Net realized gain (loss)                                                   58,699                  5,169                   3,198
                                                                 ----------------    -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                          97,348                 20,413                   8,574
      Futures contracts                                                       (69)                   131                      --
      Index swap contracts                                                 (2,098)                    --                      --
      Foreign currency-related transactions                                  (291)                  (123)                      2
                                                                 ----------------    -------------------    --------------------
Net change in unrealized appreciation (depreciation)                       94,890                 20,421                   8,576
                                                                 ----------------    -------------------    --------------------

Net realized and unrealized gain (loss)                                   153,589                 25,590                  11,774
                                                                 ----------------    -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $        155,755    $            25,811    $             11,751
                                                                 ================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                  EMERGING                  INTERNATIONAL STOCK          INTERNATIONAL GROWTH
                                                MARKETS FUND                  SELECTION FUND              OPPORTUNITIES FUND
                                        ---------------------------    ---------------------------    ---------------------------
                                         SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                            ENDED       FISCAL YEAR       ENDED        FISCAL YEAR       ENDED        FISCAL YEAR
                                        FEBRUARY 29,       ENDED       FEBRUARY 29,       ENDED       FEBRUARY 29,       ENDED
                                            2004         AUGUST 31,        2004         AUGUST 31,        2004        AUGUST 31,
AMOUNTS IN THOUSANDS                     (UNAUDITED)       2003         (UNAUDITED)       2003         (UNAUDITED)       2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
      Net investment income (loss)      $      2,166    $     6,327    $        221    $     1,409    $        (23)   $       721
      Net realized gain (loss)                58,699          4,312           5,169         (4,563)          3,198        (25,778)
      Net change in unrealized
        appreciation (depreciation)           94,890         91,326          20,421         15,198           8,576         28,784
                                        ------------    -----------    ------------    -----------    ------------    -----------
Net increase (decrease) in net
  assets from operations                     155,755        101,965          25,811         12,044          11,751          3,727
                                        ------------    -----------    ------------    -----------    ------------    -----------

DISTRIBUTIONS
      From net investment income             (12,833)        (1,500)         (1,780)          (840)           (792)          (433)
                                        ------------    -----------    ------------    -----------    ------------    -----------

SHARE TRANSACTIONS
      Net increase (decrease) in
        net assets from share
        transactions                          69,189         31,261           8,190         17,545         (17,767)       (23,666)
                                        ------------    -----------    ------------    -----------    ------------    -----------

TOTAL NET INCREASE (DECREASE)
   IN NET ASSETS                             212,111        131,726          32,221         28,749          (6,808)       (20,372)

NET ASSETS
      Beginning of period                    514,069        382,343          99,884         71,135          75,389         95,761
                                        ------------    -----------    ------------    -----------    ------------    -----------

      End of period                     $    726,180    $   514,069    $    132,105    $    99,884    $     68,581    $    75,389
                                        ============    ===========    ============    ===========    ============    ===========

      Undistributed (overdistributed)
        net investment income
        included in net assets          $     (3,640)   $     7,027    $        137    $     1,696    $        (81)   $       734

See accompanying notes which are an integral part of the financial statements.

SSgA

INTERNATIONAL EQUITY FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                            $                   $                   $
                                                     NET ASSET VALUE,          NET            NET REALIZED
                                                       BEGINNING OF        INVESTMENT        AND UNREALIZED
                                                          PERIOD        INCOME (LOSS)(a)       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND

February 29, 2004 (1)                                      10.80              .04                 3.04
August 31, 2003                                             8.68              .14                 2.01
August 31, 2002                                             8.31              .09                  .28
August 31, 2001                                            11.37              .14                (3.13)
August 31, 2000                                            10.47              .09                 1.04
August 31, 1999                                             6.52              .15                 4.07

INTERNATIONAL STOCK SELECTION FUND

February 29, 2004 (1)                                       6.97              .02                 1.74
August 31, 2003                                             6.32              .10                  .62
August 31, 2002                                             7.42              .08                (1.14)
August 31, 2001                                            10.87              .09                (2.28)
August 31, 2000                                            10.37              .09                  .54
August 31, 1999                                             9.24              .12                 2.09

INTERNATIONAL GROWTH OPPORTUNITIES FUND

February 29, 2004 (1)                                       7.76               -- (b)             1.53
August 31, 2003                                             7.30              .06                  .44
August 31, 2002                                             9.15              .04                (1.85)
August 31, 2001                                            14.37              .05                (4.50)
August 31, 2000                                            11.31              .07                 3.17
August 31, 1999                                             8.42              .11                 2.83

                                                            $                  $                  $
                                                       TOTAL INCOME       DISTRIBUTIONS      DISTRIBUTIONS
                                                           FROM             FROM NET           FROM NET
                                                        OPERATIONS      INVESTMENT INCOME    REALIZED GAIN
-----------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND

February 29, 2004 (1)                                      3.08               (.26)                --
August 31, 2003                                            2.15               (.03)                --
August 31, 2002                                             .37                 --                 --
August 31, 2001                                           (2.99)              (.07)                --
August 31, 2000                                            1.13               (.23)                --
August 31, 1999                                            4.22               (.27)                --

INTERNATIONAL STOCK SELECTION FUND

February 29, 2004 (1)                                      1.76               (.13)                --
August 31, 2003                                             .72               (.07)                --
August 31, 2002                                           (1.06)              (.04)                --
August 31, 2001                                           (2.19)                --              (1.26)
August 31, 2000                                             .63               (.13)                --
August 31, 1999                                            2.21               (.39)              (.69)

INTERNATIONAL GROWTH OPPORTUNITIES FUND

February 29, 2004 (1)                                      1.53               (.11)                --
August 31, 2003                                             .50               (.04)                --
August 31, 2002                                           (1.81)              (.04)                --
August 31, 2001                                           (4.45)              (.06)              (.71)
August 31, 2000                                            3.24               (.08)              (.10)
August 31, 1999                                            2.94               (.05)                --

(1)  For the six months ended February 29, 2004 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Less than $.005 per share.
(c)  Periods less than one year are not annualized.
(d) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(e)  The ratios for periods less than one year are annualized.


See accompanying notes which are an integral part of the financial statements.

                                                                               $                                $
                                                           $            NET ASSET VALUE,        %          NET ASSETS,
                                                         TOTAL              END OF            TOTAL       END OF PERIOD
                                                     DISTRIBUTIONS          PERIOD           RETURN(c)        (000)
-----------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND

February 29, 2004 (1)                                    (.26)              13.62              29.00         726,180
August 31, 2003                                          (.03)              10.80              24.95         514,069
August 31, 2002                                            --                8.68               4.45         382,343
August 31, 2001                                          (.07)               8.31             (26.39)        334,217
August 31, 2000                                          (.23)              11.37              11.05         395,926
August 31, 1999                                          (.27)              10.47              66.41         335,655

INTERNATIONAL STOCK SELECTION FUND

February 29, 2004 (1)                                    (.13)               8.60              25.51         132,105
August 31, 2003                                          (.07)               6.97              11.55          99,884
August 31, 2002                                          (.04)               6.32             (14.32)         71,135
August 31, 2001                                         (1.26)               7.42             (21.64)         78,626
August 31, 2000                                          (.13)              10.87               6.09         105,645
August 31, 1999                                         (1.08)              10.37              26.88          99,916

INTERNATIONAL GROWTH OPPORTUNITIES FUND

February 29, 2004 (1)                                    (.11)               9.18              19.92          68,581
August 31, 2003                                          (.04)               7.76               6.86          75,389
August 31, 2002                                          (.04)               7.30             (19.84)         95,761
August 31, 2001                                          (.77)               9.15             (32.28)        111,216
August 31, 2000                                          (.18)              14.37              28.82         137,639
August 31, 1999                                          (.05)              11.31              35.08          53,416

                                                                                                   %
                                                            %                   %               RATIO OF
                                                     RATIO OF EXPENSES   RATIO OF EXPENSES   NET INVESTMENT
                                                       TO AVERAGE           TO AVERAGE        INCOME (LOSS)           %
                                                       NET ASSETS,          NET ASSETS,       TO AVERAGE          PORTFOLIO
                                                        NET(d)(e)             GROSS(e)        NET ASSETS(e)    TURNOVER RATE(c)
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND

February 29, 2004 (1)                                      1.21                1.21                .71             45.12
August 31, 2003                                            1.25                1.35               1.59             88.02
August 31, 2002                                            1.25                1.44                .98             92.10
August 31, 2001                                            1.25                1.47               1.48             49.97
August 31, 2000                                            1.25                1.38                .89             55.62
August 31, 1999                                            1.25                1.34               1.78             39.64

INTERNATIONAL STOCK SELECTION FUND

February 29, 2004 (1)                                      1.00                1.15                .38             29.04
August 31, 2003                                            1.00                1.28               1.65             70.08
August 31, 2002                                            1.00                1.31               1.20             49.55
August 31, 2001                                            1.00                1.33               1.06             85.14
August 31, 2000                                            1.00                1.28                .79             64.05
August 31, 1999                                            1.00                1.37               1.30             62.02

INTERNATIONAL GROWTH OPPORTUNITIES FUND

February 29, 2004 (1)                                      1.10                1.51               (.07)            28.55
August 31, 2003                                            1.10                1.47                .92             48.92
August 31, 2002                                            1.10                1.25                .46             55.35
August 31, 2001                                            1.10                1.22                .41             39.14
August 31, 2000                                            1.10                1.16                .48             45.76
August 31, 1999                                            1.10                1.30               1.16             39.19

  See accompanying notes which are an integral part of the financial statements.

SSgA

INTERNATIONAL EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios, referred to as "the Funds", which are in operation as of February 29, 2004. These financial statements report on three Funds, the SSgA Emerging Markets Fund, International Stock Selection Fund and the International Growth Opportunities Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value. Effective July 31, 2003 the Funds began offering Class R Shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. As of the date of this report there are no Class R shares outstanding.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    Security valuation

    Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Equity contract swaps are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

    Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of U.S. Markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

    Securities transactions

    Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

    Investment income

    Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

    Federal income taxes

    Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

    The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

    CAPITAL LOSS CARRYOVERS

    At August 31, 2003, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates, whichever occurs first:

                                                                           EXPIRATION YEAR
                                                         ------------------------------------------------
                                                           08/31/2007         08/31/2009     08/31/2010
    -----------------------------------------------------------------------------------------------------
    Emerging Markets                                     $    3,182,831      $        --   $    7,875,612
    International Stock Selection                                    --        1,433,134        7,374,806
    International Growth Opportunities                               --        1,560,006       14,599,590

    As of February 29, 2004, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

                                                                             INTERNATIONAL      INTERNATIONAL
                                                            EMERGING             STOCK             GROWTH
                                                             MARKETS           SELECTION        OPPORTUNITIES
    ----------------------------------------------------------------------------------------------------------
    Cost of Investments for Tax Purposes                 $   540,634,043    $   107,375,975    $    57,347,074
                                                         ---------------    ---------------    ---------------
    Gross Tax Unrealized Appreciation                        181,766,256         26,587,606         13,015,897
    Gross Tax Unrealized Depreciation                        (13,680,759)        (1,602,260)        (2,246,101)
                                                         ---------------    ---------------    ---------------
    Net Tax Unrealized Appreciation (Depreciation)       $   168,085,497    $    24,985,346    $    10,769,796
                                                         ===============    ===============    ===============

    POST OCTOBER LOSS

    As permitted by tax regulations, the Funds elected to defer a net realized capital loss incurred from November 1, 2002 to August 31, 2003, and treat it as arising in the fiscal year 2004 as follows:

    International Stock Selection               $  4,155,744
    International Growth Opportunities            22,654,598

    Dividends and distributions to shareholders

    Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial statement purposes. Permanent differences between book and tax accounting are reclassified to paid in capital. The differences between tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

    Expenses

    Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds based principally on their relative net assets.

    Redemption Fees

    To discourage short-term trading, redemptions (including exchanges) of shares of the Funds executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee.

    Foreign currency translations

    The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

    (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

    (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    Derivatives

    To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

    The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds can more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    Foreign currency exchange contracts

    In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 29, 2004 are presented in the accompanying Schedule of Investments.

    Futures contracts

    The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contract. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 29, 2004, the cash collateral balances held in connection with futures contracts purchased
    (sold) were as follows:

    CASH COLLATERAL

    Emerging Markets                             $ 1,854,263
    International Stock Selection                    386,648

    Index swaps

    The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount and an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain
    (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the equity swap agreements.

    Investment in emerging markets

    Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices are more volatile than those of comparable securities in the United States.

    The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

3.  INVESTMENT TRANSACTIONS

    Securities

    For the period ended February 29, 2004, purchases and sales of investment securities, excluding short-term investments, swaps and futures contracts, aggregated to the following:

                                                  PURCHASES          SALES
    --------------------------------------------------------------------------
    Emerging Markets                           $  323,325,077   $  253,602,499
    International Stock Selection                  41,283,915       32,309,287
    International Growth Opportunities             18,592,482       39,677,914

    Securities Lending

    The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

    Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Funds and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Funds negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2004, the value of outstanding securities on loan and the value of collateral amounted as follows:

                                                  VALUE OF         VALUE OF
                                             SECURITIES ON LOAN   COLLATERAL
    --------------------------------------------------------------------------
    Emerging Markets                           $   49,120,077    $  50,676,039
    International Stock Selection                  19,761,311       20,785,478
    International Growth Opportunities              7,022,045        7,336,577

4.  RELATED PARTIES

    Adviser

    The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

    The Adviser has contractually agreed to reimburse the Emerging Markets Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis. There were no reimbursements for the period ended February 29, 2004.

    The Adviser has contractually agreed to reimburse the International Stock Selection Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 29, 2004 was $88,872.

    The Adviser has contractually agreed to reimburse the International Growth Opportunities for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 29, 2004 was $133,804.

    The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

    The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transaction costs plus out-of-pocket expenses.

    State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent. In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Funds' custodian fees were reduced by the following under these arrangements:

    ADVISER -- CUSTODY CREDIT

                                                    AMOUNT PAID
    -------------------------------------------------------------
    Emerging Markets                               $       1,614
    International Growth Opportunities                       180

    Administrator

    The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual

    Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

    Distributor and Shareholder Servicing

    The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 29, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                                      GLOBAL
                                                                   STATE STREET       MARKETS       CITISTREET
    -----------------------------------------------------------------------------------------------------------
      Emerging Markets                                             $      76,422    $     2,443     $    47,002
      International Stock Selection                                       14,506            449           2,281
      International Growth Opportunities                                   8,248         12,120          10,177

    The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Funds on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Funds on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2004.

    Affiliated Brokerage

    The International Growth Opportunities Fund placed a portion of its portfolio transactions with Global Markets, an affiliated broker dealer of State Street. Commissions of $830 were paid to Global Markets for the period ended February 29, 2004.

    Board of Trustees

    The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for Life Solutions Funds, based upon their relative net assets.

    Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

    Accrued fees payable to affiliates and trustees as of February 29, 2004 were as follows:

                                                                                                                 INTERNATIONAL
                                                                              EMERGING        INTERNATIONAL         GROWTH
                                                                               MARKETS       STOCK SELECTION     OPPORTUNITIES
    --------------------------------------------------------------------------------------------------------------------------
    Advisory fees                                                           $     421,126      $     53,590      $      14,795
    Administration fees                                                            36,453            10,125              5,118
    Custodian fees                                                                     --                --              1,637
    Distribution fees                                                                  --               475             46,839
    Shareholder servicing fees                                                         --             5,266              3,625
    Transfer agent fees                                                             5,669             5,246              8,664
    Trustees' fees                                                                  3,618             2,061              2,041
                                                                            -------------      ------------      -------------
                                                                            $     466,866      $     76,763      $      82,719
                                                                            =============      ============      =============

    Beneficial Interest

    As of February 29, 2004, the following table includes shareholders (one of which was also an affiliate of the Investment Company) with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                         # OF SHAREHOLDERS           %
    --------------------------------------------------------------------
    Emerging Markets                              2                 40.2
    International Growth Opportunities            2                 29.8

5.  FUND SHARE TRANSACTIONS

                                                                      (AMOUNTS IN THOUSANDS)
                                                                       FOR THE PERIODS ENDED
    -------------------------------------------------------------------------------------------------------------
                                                     FEBRUARY 29,     AUGUST 31,     FEBRUARY 29,     AUGUST 31,
                                                         2004            2003            2004            2003
                                                     ------------------------------------------------------------
                                                                SHARES                         DOLLARS
                                                     ----------------------------    ----------------------------
    EMERGING MARKETS
      Proceeds from shares sold                            12,943          19,094    $    156,875    $    166,949
      Proceeds from reinvestment of distributions             974             164          10,963           1,321
      Payments for shares redeemed                         (8,192)        (15,730)        (98,649)       (137,009)
                                                     ------------    ------------    ------------    ------------
      Total net increase (decrease)                         5,725           3,528    $     69,189    $     31,261
                                                     ============    ============    ============    ============
    INTERNATIONAL STOCK SELECTION
      Proceeds from shares sold                             3,379           5,460    $     26,495    $     32,739
      Proceeds from reinvestment of distributions              71              49             525             288
      Payments for shares redeemed                         (2,437)         (2,428)        (18,830)        (15,482)
                                                     ------------    ------------    ------------    ------------
      Total net increase (decrease)                         1,013           3,081    $      8,190    $     17,545
                                                     ============    ============    ============    ============
    INTERNATIONAL GROWTH OPPORTUNITIES
      Proceeds from shares sold                             1,860           9,136    $     15,748    $     62,559
      Proceeds from reinvestment of distributions              61              38             490             257
      Payments for shares redeemed                         (4,160)        (12,584)        (34,005)        (86,482)
                                                     ------------    ------------    ------------    ------------
      Total net increase (decrease)                        (2,239)         (3,410)   $    (17,767)   $    (23,666)
                                                     ============    ============    ============    ============

6.  INTERFUND LENDING PROGRAM

    The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous expense on the Statement of Operations of the International Growth Opportunities Fund includes $1,080 paid under the Interfund Lending Program for the period ended February 29, 2004.

7.  ILLIQUID OR RESTRICTED SECURITIES

    A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

    Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of February 29, 2004:

    RESTRICTED SECURITIES (144A)

                                                                                                                    MARKET VALUE
    FUND -- % OF NET ASSETS                              ACQUISTION      SHARES      COST PER UNIT   COST (000)        (000)
    SECURITIES                                              DATE       OUTSTANDING         $             $               $
    ----------------------------------------------------------------------------------------------------------------------------
    Emerging Markets Fund -- 2.6%
    General Electric Capital Corp.                        03/12/03     17,800,000        100.01        17,801             17,801
    HBOS Treasury Services PLC                            06/09/03        400,000        100.01           400                400
    OAO Gazprom -- ADR                                    05/16/02         29,656         17.80           528                953
                                                                                                                       ---------
                                                                                                                       $  19,154
                                                                                                                       =========

    International Stock Selection Fund -- 0.1%
    MTI Capital Cayman, Ltd.                              09/10/98     39,000,000          0.80           312                140
                                                                                                                       ---------
                                                                                                                        $    140
                                                                                                                       =========

    International Growth Opportunities Fund -- 2.0%
    Samsung Electronics Co., Ltd.-- GDR                   08/27/03          9,751         91.82           895              1,365
                                                                                                                       ---------
                                                                                                                       $   1,365
                                                                                                                       =========

SSgA

INTERNATIONAL EQUITY FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS --

FEBRUARY 29, 2004 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 24 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                 NO. OF
                          POSITION(S) HELD                                                     PORTFOLIOS
         NAME,              WITH FUND AND            TERM           PRINCIPAL OCCUPATION(S)    IN COMPLEX            OTHER
         AGE,                 LENGTH OF               OF                   DURING THE           OVERSEEN       DIRECTORSHIPS HELD
        ADDRESS              TIME SERVED            OFFICE                PAST 5 YEARS         BY TRUSTEE          BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

Lynn L. Anderson,       Trustee since 1988    Appointed until     - Vice Chairman, Frank           24      - Trustee, Frank Russell
Age 64                                        successor is duly     Russell Company;                         Investment Company
                        Interested Person of  elected and         - Chairman of the Board,                   Funds and Russell
909 A Street            the SSgA Funds (as    qualified             Frank Russell Investment                 Investment Funds
Tacoma, WA 98402        defined in the 1940                         Management Company, Frank                (investment companies);
                        Act) due to his       Until successor       Russell Investment                       and
                        employment by the     is chosen and         Company Funds and Russell              - Director, Russell
                        parent company of     qualified by the      Investment Funds; and                    Insurance Agency, Inc.,
                        the Administrator     Trustees.           - Chairman of the Board and                Frank Russell
                                                                    Chief Executive Officer,                 Investments (Ireland)
                        Chairman of the                             Russell Fund                             Limited, Frank Russell
                        Board and President                         Distributors, Inc. and                   Investment Company plc;
                                                                    Frank Russell Trust                      Frank Russell
                        Member, Governance                          Company.                                 Investment Company II
                        Committee                                                                            plc, Frank Russell
                                                                                                             Investment Company III
                        Member, Valuation                                                                    plc, Frank Russell
                        Committee                                                                            Institutional Funds
                                                                                                             plc, Frank Russell
                                                                                                             Qualifying Investor
                                                                                                             Fund, and Frank Russell
                                                                                                             Investments (Cayman)
                                                                                                             Ltd.

                                                                                                 NO. OF
                          POSITION(S) HELD                                                     PORTFOLIOS
         NAME,              WITH FUND AND            TERM           PRINCIPAL OCCUPATION(S)    IN COMPLEX            OTHER
         AGE,                 LENGTH OF               OF                   DURING THE           OVERSEEN       DIRECTORSHIPS HELD
        ADDRESS              TIME SERVED            OFFICE                PAST 5 YEARS         BY TRUSTEE          BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES (CONTINUED)

Timothy B. Harbert      Trustee since 2003    Appointed until     - 2001 to Present, Chairman      24      Listed under Principal
Age 53                                        successor is duly     and Chief Executive                    Occupations
                        Interested Person of  elected and           Officer, State Street
State Street Financial  the SSgA Funds as     qualified             Global Advisors;
Center                  defined in the 1940                       - 1992 to 2001, President
One Lincoln Street      Act) due to his                             and Chief Operating
Boston, MA              employment by an                            Officer, State Street
02111-2900              affiliate of the                            Global Advisors;
                        Advisor                                   - 1996 to Present,
                                                                    Executive Vice President,
                        Member, Governance                          State Street Bank & Trust
                        Committee                                   Company;
                                                                  - Director, Citistreet,
                        Member, Valuation                           LLC; State Street Bank,
                        Committee                                   Paris; State Street
                                                                    Global Advisors, Ltd.,
                                                                    London; State Street
                                                                    Global Advisors, GmbH,
                                                                    Munich; State Street
                                                                    Global Advisors, Canada,
                                                                    Ltd.; State Street Global
                                                                    Advisors, Australia,
                                                                    Ltd.; State Street Global
                                                                    Advisors, Japan, Ltd.;
                                                                    State Street Global
                                                                    Markets, LLC; Bentley
                                                                    College;
                                                                  - Chairman of the Board,
                                                                    StreetTracks, LLC; State
                                                                    Street Global Advisors
                                                                    Fund Management, LLC;
                                                                    State Street Global
                                                                    Advisors, Inc.
                                                                    (Delaware); Bel Air
                                                                    Investment Advisors, LLC;
                                                                    and
                                                                  - President and Director,
                                                                    State Street Global
                                                                    Advisors, Cayman.

INDEPENDENT TRUSTEES

William L. Marshall     Trustee since 1988    Appointed until     - Chief Executive Officer        24      None
Age 61                                        successor is duly     and President, Wm. L.
                        Chairman, Audit       elected and           Marshall Associates,
33 West Court Street    Committee             qualified             Inc., Wm. L. Marshall
Doylestown, PA 18901                                                Companies, Inc. and the
                        Member, Governance                          Marshall Financial Group,
                        Committee                                   Inc. (a registered
                                                                    investment advisor and
                        Member, Valuation                           provider of financial and
                        Committee                                   related consulting
                                                                    services);
                                                                  - Certified Financial
                                                                    Planner and Member,
                                                                    Financial Planners
                                                                    Association; and
                                                                  - Registered Representative
                                                                    and Principal for
                                                                    Securities with Cambridge
                                                                    Investment Research,
                                                                    Inc., Fairfield, Iowa.

                                                                                                 NO. OF
                          POSITION(S) HELD                                                     PORTFOLIOS
         NAME,              WITH FUND AND            TERM           PRINCIPAL OCCUPATION(S)    IN COMPLEX            OTHER
         AGE,                 LENGTH OF               OF                  DURING THE            OVERSEEN       DIRECTORSHIPS HELD
        ADDRESS              TIME SERVED            OFFICE               PAST 5 YEARS          BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED)

Steven J. Mastrovich    Trustee since 1988    Appointed until     - September 2000 to              24      None
Age 47                                        successor is duly     Present, Global Head of
                        Member, Audit         elected and           Structured Real Estate,
623 Clapboard Street    Committee             qualified             J.P. Morgan Investment
Westwood, MA 02090                                                  Management (private real
                        Member, Governance                          estate investment for
                        Committee                                   clients primarily outside
                                                                    of the US to locate
                        Member, Valuation                           private real estate
                        Committee                                   investments in the US);
                                                                  - January 2000 to September
                                                                    2000, Managing Director,
                                                                    HSBC Securities (USA)
                                                                    Inc.;
                                                                  - From 1998 to 2000,
                                                                    President, Key Global
                                                                    Capital, Inc.;
                                                                  - From 1997 to 1998,
                                                                    Partner, Squire, Sanders
                                                                    & Dempsey (law firm); and
                                                                  - From 1994 to 1997,
                                                                    Partner, Brown, Rudnick,
                                                                    Freed & Gesmer (law
                                                                    firm).

Patrick J. Riley        Trustee since 1988    Appointed until     - 2003 to Present,               24      Director - SSgA Cash
Age 55                                        successor is duly     Associate Justice,                     Management Fund PLC,
                        Member, Audit         elected and           Commonwealth of                        State Street Global
One Corporate Place     Committee             qualified             Massachusetts Superior                 Advisors Ireland, Ltd.
55 Ferncroft Road                                                   Court; and
Danvers, MA 01923       Member, Governance                        - 1985 to 2002, Partner,
                        Committee                                   Riley, Burke & Donahue,
                                                                    L.L.P. (law firm).
                        Member, Valuation
                        Committe

Richard D. Shirk        Trustee since 1988    Appointed until     - March 2001 to April 2002,      24      Listed under Principal
Age 58                                        successor is duly     Chairman, Cerulean                     Occupations
                        Member, Audit         elected and           Companies, Inc. (holding
1180 Brookgate Way, NE  Committee             qualified             company) (Retired);
Atlanta, GA                                                       - 1996 to March 2001,
30319-2877              Member, Governance                          President and Chief
                        Committee                                   Executive Officer,
                                                                    Cerulean Companies, Inc.;
                        Member, Valuation                         - 1992 to March 2001,
                        Committee                                   President and Chief
                                                                    Executive Officer, Blue
                                                                    Cross/Blue Shield of
                                                                    Georgia;
                                                                  - 1993 to November 2001,
                                                                    Chairman and Board
                                                                    Member, Georgia Caring
                                                                    for Children Foundation
                                                                    (private foundation);
                                                                  - November 1998 to Present,
                                                                    Board Member, Healthcare
                                                                    Georgia Foundation
                                                                    (private foundation); and
                                                                  - September 2002 to
                                                                    Present, Board Member,
                                                                    Amerigroup Corp.

                                                                                                 NO. OF
                          POSITION(S) HELD                                                     PORTFOLIOS
         NAME,              WITH FUND AND           TERM           PRINCIPAL OCCUPATION(S)     IN COMPLEX            OTHER
         AGE,                LENGTH OF               OF                   DURING THE            OVERSEEN       DIRECTORSHIPS HELD
        ADDRESS             TIME SERVED             OFFICE               PAST 5 YEARS          BY TRUSTEE          BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED)

Bruce D. Taber          Trustee since 1991    Appointed until     - Consultant, Computer           24      Director - SSgA Cash
Age 60                                        successor is duly     Simulation, General                    Management Fund PLC,
                        Member, Audit         elected and           Electric Industrial                    State Street Global
26 Round Top Road       Committee             qualified             Control Systems.                       Advisors Ireland, Ltd.
Boxford, MA 01921
                        Member, Governance
                        Committee

                        Member, Valuation
                        Committee

Henry W. Todd           Trustee since 1988    Appointed until     - Chairman, President and        24      Director - SSgA Cash
Age 56                                        successor is duly     CEO, A.M. Todd Group,                  Management Fund PLC,
                        Member, Audit         elected and           Inc.; and                              State Street Global
150 Domorah Drive       Committee             qualified           - President and CEO, Zink &              Advisors Ireland, Ltd.
Montgomeryville, PA                                                 Triest Co., Inc. (dealer
18936                   Member, Governance                          in vanilla flavor
                        Committee                                   materials).

                        Member, Valuation
                        Committee

                             POSITION(S) HELD
         NAME,                WITH FUND AND            TERM                             PRINCIPAL OCCUPATION(S)
         AGE,                   LENGTH OF               OF                                    DURING THE
        ADDRESS                TIME SERVED            OFFICE                                 PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites          Principal Executive   Until successor  - 2001 to Present, Senior Principal, State Street Global
Age 38                      Officer and Chief     is chosen and      Advisors;
                            Executive Officer     qualified by     - 2002to Present, President, SSgA Fund Management, Inc.
State Street Financial      since 2003            Trustees           Managing Director, Advisor Strategies;
Center                                                             - 1999 to 2001, Principal, Head of Exchange Traded Funds,
One Lincoln Street                                                   Offshore Funds and SSgA Latin America; and
Boston, MA 02111-2900                                              - 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold           Vice President and    Until successor  - Director - Global Regulatory Policy and Assistant Secretary,
Age 46                      Secretary since 1994  is chosen and      Frank Russell Company;
                                                  qualified by     - Assistant Secretary and Associate General Counsel, Frank
909 A Street                Chief Legal Officer   Trustees           Russell Investment Management Company, Frank Russell Capital
Tacoma, WA 98402            since2003                                Inc., and Frank Russell Investments (Delaware), Inc.;
                                                                   - Assistant Secretary and Associate General Counsel, Russell Fund
                                                                     Distributors, Inc.
                                                                   - Director, Secretary and Associate General Counsel, Frank
                                                                     Russell Securities, Inc.; and
                                                                   - Director, Frank Russell Canada Limited/Limitee.

James Ross                  Vice President since  Until successor  - 2001 to Present, Principal, SSgA Funds Management, Inc.;
Age 38                      2002                  is chosen and    - 2000 to Present, Principal, State Street Global Advisors;
                                                  qualified by     - 1992 to 2000, Vice President, State Street Corporation; and
State Street Financial                            Trustees         - 2000 to Present, Vice President, Street Tracks Series Trust.
Center
One Lincoln Street
Boston, MA 02111-2900

Mark E. Swanson             Treasurer and         Until successor  - Director - Fund Administration, Frank Russell Investment
Age 40                      Principal             is chosen and      Management Company and Frank Russell Trust Company; and
                            Accounting Officer    qualified by     - Treasurer and Chief Accounting Officer, Frank Russell
909 A Street                since 2000            Trustees           Investment Company and Russell Investment Funds.
Tacoma, WA 98402

SSgA

INTERNATIONAL EQUITY FUNDS

STATE STREET FINANCIAL CENTER
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

                                                             IESAR-02/04 (40580)

[SSgA(R) FUNDS LOGO]


INDEX FUNDS

S&P 500 INDEX FUND

MSCI(R) EAFE(R) INDEX FUND


SEMIANNUAL REPORT
FEBRUARY 29, 2004

                                   SSgA Funds

                                   Index Funds

                          Semiannual Report (Unaudited)

                                February 29, 2004

                                Table of Contents

                                                                            PAGE
Statement of Assets & Liabilities                                              3
Statement of Operations                                                        4
Statement of Changes in Net Assets                                             5
Financial Highlights                                                           6
Notes to Financial Statements                                                  8
Disclosure of Information about Fund Trustees and Officers                    13
Fund Management and Service Providers                                         18
Financial Statements of the S&P 500 Portfolio                                 19
Financial Statements of the MSCI(R) EAFE(R) Index Portfolio                   43

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA
INDEX FUNDS
STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (UNAUDITED)

                                                                                                  MSCI EAFE
AMOUNTS IN THOUSANDS                                                       S&P 500 INDEX FUND     INDEX FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                            $        1,766,196    $     48,816
                                                                           ------------------    ------------
Investments in Master Portfolio, at value                                           2,115,901          59,324
Receivables:
   Fund shares sold                                                                     2,651               1
   From Advisor                                                                            --              24
Prepaid expenses                                                                           24              14
                                                                           ------------------    ------------
Total assets                                                                        2,118,576          59,363
                                                                           ------------------    ------------
LIABILITIES
Payables:
   Fund shares redeemed                                                                75,381              --
   Accrued fees to affiliates                                                             273              13
   Other accrued expenses                                                                  22              17
                                                                           ------------------    ------------
Total liabilities                                                                      75,676              30
                                                                           ------------------    ------------

NET ASSETS                                                                 $        2,042,900    $     59,333
                                                                           ==================    ============
Net Assets Consist of:
Undistributed (overdistributed) net investment income                      $            7,288    $       (193)
Accumulated net realized gain (loss) allocated from Portfolio                        (369,714)          4,475
Unrealized appreciation (depreciation) allocated from Portfolio on:
   Investments                                                                        349,705          10,508
   Futures contracts                                                                    2,674             (32)
   Foreign currency-related transactions                                                   --            (246)
Shares of beneficial interest                                                             108               6
Additional paid-in capital                                                          2,052,839          44,815
                                                                           ------------------    ------------
NET ASSETS                                                                 $        2,042,900    $     59,333
                                                                           ==================    ============

NET ASSET VALUE, offering and redemption price per share:
      Net asset value per share*                                           $            18.95    $      10.29
      Net assets                                                           $    2,042,899,805    $ 59,333,293
      Shares outstanding ($.001 par value)                                        107,794,914       5,765,281

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                                                  MSCI EAFE
AMOUNTS IN THOUSANDS                                                       S&P 500 INDEX FUND     INDEX FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
   Dividends                                                               $           17,055    $        353
   Interest                                                                               305              36
   Expenses                                                                              (443)            (41)
   Less foreign taxes withheld                                                             --             (34)
                                                                           ------------------    ------------
Total investment income allocated from Portfolio                                       16,917             314
                                                                           ------------------    ------------
FUND LEVEL EXPENSES
   Administrative fees                                                                    219              21
   Fund accounting fees                                                                    10              10
   Distribution fees                                                                      179               6
   Transfer agent fees                                                                    131              15
   Professional fees                                                                       24              16
   Registration fees                                                                       17              11
   Shareholder servicing fees                                                             337               7
   Trustees' fees                                                                          18               6
   Insurance fees                                                                          13              --
   Printing fees                                                                           13              10
   Licensing fees                                                                          --              14
   Miscellaneous                                                                           36               5
                                                                           ------------------    ------------
   Expenses before reductions                                                             997             121
   Expense reductions                                                                      --             (53)
                                                                           ------------------    ------------
Net Fund level expenses                                                                   997              68
                                                                           ------------------    ------------
Net investment income (loss)                                                           15,920             246
                                                                           ------------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on:
   Investments                                                                        (15,935)          8,055
   Futures contracts                                                                    5,899             420
   Foreign currency-related transactions                                                   --              45
                                                                           ------------------    ------------
Net realized gain (loss)                                                              (10,036)          8,520
                                                                           ------------------    ------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                        260,509           2,653
   Futures contracts                                                                    1,357             (63)
   Foreign currency-related transactions                                                   --            (273)
                                                                           ------------------    ------------
Net change in unrealized appreciation (depreciation)                                  261,866           2,317
                                                                           ------------------    ------------
Net realized and unrealized gain (loss)                                               251,830          10,837
                                                                           ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                      $          267,750    $     11,083
                                                                           ==================    ============

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   S&P 500 INDEX FUND                  MSCI EAFE INDEX FUND
                                                          -----------------------------------   -----------------------------------
                                                           SIX MONTHS ENDED     FISCAL YEAR     SIX MONTHS ENDED      FISCAL YEAR
                                                          FEBRUARY 29, 2004        ENDED        FEBRUARY 29, 2004       ENDED
AMOUNTS IN THOUSANDS                                          (UNAUDITED)     AUGUST 31, 2003      (UNAUDITED)      AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                           $          15,920   $        27,080   $             246   $           799
   Net realized gain (loss)                                         (10,036)          (88,200)              8,520            (4,181)
   Net change in unrealized appreciation (depreciation)             261,866           255,258               2,317             8,852
                                                          -----------------   ---------------   -----------------   ---------------
Net increase (decrease) in net assets from operations               267,750           194,138              11,083             5,470
                                                          -----------------   ---------------   -----------------   ---------------
DISTRIBUTIONS
   From net investment income                                       (15,069)          (26,159)             (1,499)             (228)
   From net realized gain                                                --                --              (3,460)             (709)
                                                          -----------------   ---------------   -----------------   ---------------
Net decrease in net assets from distributions                       (15,069)          (26,159)             (4,959)             (937)
                                                          -----------------   ---------------   -----------------   ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions                                                   (50,954)           69,125               4,453            27,819
                                                          -----------------   ---------------   -----------------   ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                         201,727           237,104              10,577            32,352

NET ASSETS
   Beginning of period                                            1,841,173         1,604,069              48,756            16,404
                                                          -----------------   ---------------   -----------------   ---------------

   End of period                                          $       2,042,900   $     1,841,173   $          59,333   $        48,756
                                                          =================   ===============   =================   ===============
   Undistributed (overdistributed) net investment
     income included in net assets                        $           7,288   $         6,437   $            (193)  $         1,060

  See accompanying notes which are an integral part of the financial statements.

SSgA
INDEX FUNDS
FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED
For a Share Outstanding Throughout Each Period.

                                        $                  $                  $              $
                                 NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                   BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                      PERIOD        INCOME (LOSS)(a)     GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
February 29, 2004 (1)                 16.69               .14              2.26             2.40
August 31, 2003                       15.16               .25              1.52             1.77
August 31, 2002                       18.77               .23             (3.61)           (3.38)
August 31, 2001                       26.41               .24             (6.46)           (6.22)
August 31, 2000                       23.74               .27              3.40             3.67
August 31, 1999                       19.42               .29              6.74             7.03

MSCI EAFE INDEX FUND
February 29, 2004 (1)                  9.22               .04              1.98             2.02
August 31, 2003                        9.05               .18               .47(g)           .65
August 31, 2002 (2)                   10.00               .16             (1.02)            (.86)

                                                           $
                                         $           DISTRIBUTIONS
                                   DISTRIBUTIONS        FROM NET            $
                                      FROM NET          REALIZED          TOTAL
                                 INVESTMENT INCOME        GAIN        DISTRIBUTIONS
-------------------------------------------------------------------------------------
S&P 500 INDEX FUND
February 29, 2004 (1)                  (.14)               --              (.14)
August 31, 2003                        (.24)               --              (.24)
August 31, 2002                        (.23)               --              (.23)
August 31, 2001                        (.25)            (1.17)            (1.42)
August 31, 2000                        (.28)             (.72)            (1.00)
August 31, 1999                        (.29)            (2.42)            (2.71)

MSCI EAFE INDEX FUND
February 29, 2004 (1)                  (.28)             (.67)             (.95)
August 31, 2003                        (.11)             (.37)             (.48)
August 31, 2002 (2)                    (.09)               --(h)           (.09)

(1)  For the six months ended February 29, 2004 (Unaudited).
(2) For the period October 16, 2001 (commencement of operations) to August 31, 2002.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) Expense ratios for the periods subsequent to June 1, 2000 (commencement of Master-Feeder structure) include the Fund's share of the Portfolio's allocated expenses.
(e) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(f) Portfolio turnover represents the rates of portfolio activity for the periods through May 31, 2000, while the Fund was making investments directly in securities.
(g) The amount shown for a share outstanding does not correlate with investment results for the year due to the timing of purchases and sales of fund shares in relation to fluctuating market values of the investments of the Fund.
(h)  Less than $.005 per share for the period ended August 31, 2002.

See accompanying notes which are an integral part of the financial statements.

                                                                                       %
                                                                                   RATIO OF
                                         $                             $           EXPENSES
                                 NET ASSET VALUE,        %        NET ASSETS,     TO AVERAGE
                                      END OF           TOTAL     END OF PERIOD    NET ASSETS,
                                      PERIOD         RETURN(b)       (000)       NET(c)(d)(e)
---------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
February 29, 2004 (1)                  18.95           14.43       2,042,900         .15
August 31, 2003                        16.69           11.89       1,841,173         .15
August 31, 2002                        15.16          (18.20)      1,604,069         .16
August 31, 2001                        18.77          (24.48)      2,320,240         .17
August 31, 2000                        26.41           16.26       3,105,167         .18
August 31, 1999                        23.74           39.52       2,673,963         .18

MSCI EAFE INDEX FUND
February 29, 2004 (1)                  10.29           23.38          59,333         .40
August 31, 2003                         9.22            7.92          48,756         .40
August 31, 2002 (2)                     9.05           (8.66)         16,404         .40

                                      %               %
                                   RATIO OF       RATIO OF                        %
                                   EXPENSES    NET INVESTMENT        %        PORTFOLIO
                                  TO AVERAGE    INCOME (LOSS)    PORTFOLIO    TURNOVER
                                 NET ASSETS,     TO AVERAGE     TURNOVER OF    OF THE
                                 GROSS(c)(d)     NET ASSETS       THE FUND    PORTFOLIO
----------------------------------------------------------------------------------------
S&P 500 INDEX FUND
February 29, 2004 (1)                .15            1.61            N/A          6.16
August 31, 2003                      .15            1.65            N/A         12.52
August 31, 2002                      .16            1.31            N/A         16.02
August 31, 2001                      .17            1.12            N/A         12.01
August 31, 2000                      .24            1.08          16.43(f)      14.00
August 31, 1999                      .28            1.29          13.80           N/A

MSCI EAFE INDEX FUND
February 29, 2004 (1)                .59             .90            N/A         11.40
August 31, 2003                      .86            2.17            N/A         30.85
August 31, 2002 (2)                 1.41            1.82            N/A         20.01


  See accompanying notes which are an integral part of the financial statements.

SSgA
INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION

   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios, referred to as "the Funds," which are in operation as of February 29, 2004. These financial statements report on two Funds, the SSgA S&P 500 Index Fund and the MSCI(R) EAFE(R) Index Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

   The S&P 500 Index Fund and the MSCI(R) EAFE(R) Index Fund invest all of their investable assets in interests in the State Street Equity 500 Index Portfolio and the State Street MSCI(R) EAFE(R) Index Portfolio, respectively (the "Portfolios"). The Funds have the same investment objective as the Portfolio in which they invest. The value of each Fund's investment in the respective Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolios (approximately 75.71% for the S&P 500 Index Portfolio and 92.82% for the MSCI(R) EAFE(R) Index Portfolio at February 29, 2004). The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security valuation

   The Funds record their investment in the Portfolio at fair value. Valuation of securities held by the Portfolios are discussed in Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

   Investment income

   The Funds record daily their proportionate share of the Portfolios' income, expenses and realized and unrealized gains and losses.

   Other

   Investment transactions are accounted for on a trade date basis.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

   CAPITAL LOSS CARRYOVERS

   At August 31, 2003, the following Funds had net tax basis capital loss carryovers which may be applied against any realized net taxable gains in each succeeding year or until its expiration date, whichever occurs first:

                                                                       EXPIRATION YEAR
                                                         -------------------------------------------
                                                          08/31/2009     08/31/2010      08/31/2011
   -------------------------------------------------------------------------------------------------
   S&P 500 Index                                         $ 7,245,507    $ 80,349,911    $ 89,179,793

   POST OCTOBER LOSS

   As permitted by tax regulations, the Funds elected to defer a net realized capital loss incurred from November 1, 2002 to August 31, 2003, and treat it as arising in the fiscal year 2004 as follows:

   S&P 500 Index                                $ 22,878,681

   Dividends and distributions to shareholders

   Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The S&P 500 Index Fund declares and pays dividends quarterly. The MSCI(R) EAFE(R) Index Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually for both Funds. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. Permanent differences between book and tax accounting are reclassified to paid in capital. These differences primarily relate to realized gains on redemptions in-kind.

   Expenses

   Expenses allocated from the Portfolios are recorded and identified separately in the Statement of Operations. The Funds also pay certain other expenses which can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

   Redemption Fees

   To discourage short-term trading, redemptions (including exchanges) of shares of the MSCI EAFE Index Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee.

3. INVESTMENT TRANSACTIONS

   Securities

   Net daily increases and decreases in the Funds' investment in the Portfolios aggregated to the following, for the period ended February 29, 2004:

                                  INCREASES       DECREASES
   ----------------------------------------------------------
   S&P 500 Index                $ 143,267,666   $ 138,428,192
   MSCI(R) EAFE(R) Index           10,468,595      10,911,873

4. RELATED PARTIES

   Adviser

   Each Fund is allocated a charge for a management fee from its respective Portfolio, calculated daily at an annual rate of .045% for the S&P 500 Index Fund and .15% for the MSCI(R) EAFE(R) Index Fund of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Portfolios on behalf of their investors. The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Funds. Expenses for these services for the period ended February 29, 2004 are presented on the accompanying Statement of Operations.

   The Adviser has agreed to reimburse the S&P 500 Index Fund for all fund and allocated Portfolio expenses that exceed .18% of its average daily net assets on an annual basis. There was no reimbursement during the period ended February 29, 2004.

   The Adviser has agreed to reimburse the MSCI(R) EAFE(R) Index Fund for all Fund and allocated Portfolio expenses that exceed .40% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 29, 2004 was $52,844.

   The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

   Administrator

   The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion - .0315%; over $1 billion - .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

   Distributor and Shareholder Servicing

   The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the following maximums:

                                               %
   ----------------------------------------------
   S&P 500 Index                             .100
   MSCI(R) EAFE(R) Index                     .175

   For the period ended February 29, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

                                                                       GLOBAL
                                                        STATE STREET   MARKETS   CITISTREET
   ----------------------------------------------------------------------------------------
      S&P 500 Index                                     $    246,729   $ 2,978   $   61,944
      MSCI(R) EAFE(R) Index                                    6,804        --           --

   The Funds did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during the year.

   Total shareholder servicing payments shall not exceed .20% of the average daily net assets of each Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2004.

   Board of Trustees

   The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the LifeSolutions Funds, based upon their relative net assets.

   Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

   Accrued fees payable to affiliates and trustees as of February 29, 2004 were as follows:

                                           S&P 500      MSCI(R) EAFE(R)
                                            INDEX          INDEX
   -------------------------------------------------------------------
   Administration fees                  $      49,368   $        4,103
   Custodian fees                               1,948            1,953
   Distribution fees                           78,726              974
   Shareholder servicing fees                 101,456            1,412
   Transfer agent fees                         34,325            2,590
   Trustees' fees                               6,825            2,124
                                        -------------   --------------
                                        $     272,648   $       13,156
                                        =============   ==============

   Beneficial Interest

   As of February 29, 2004, the following table includes shareholders (an affiliate of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                        # OF SHAREHOLDERS       %
   -------------------------------------------------------------------
   MSCI(R) EAFE(R)Index                         1              45.1

5. FUND SHARE TRANSACTIONS

                                                                                   (AMOUNTS IN THOUSANDS)
                                                                                    FOR THE PERIODS ENDED
                                                         -------------------------------------------------------------------------
                                                           FEBRUARY 29,         AUGUST 31,        FEBRUARY 29,        AUGUST 31,
                                                               2004                2003               2004               2003
                                                         -----------------   ---------------   -----------------   ---------------
                                                                       SHARES                                DOLLARS
                                                         -------------------------------------------------------------------------
   S&P 500 INDEX
     Proceeds from shares sold                                      16,265            39,994   $         288,569   $       596,994
     Proceeds from reinvestment of distributions                       783             1,555              13,520            22,991
     Payments for shares redeemed                                  (19,597)          (37,035)           (353,043)         (550,860)
                                                         -----------------   ---------------   -----------------   ---------------
     Total net increase (decrease)                                  (2,549)            4,514   $         (50,954)  $        69,125
                                                         =================   ===============   =================   ===============
   MSCI(R) EAFE(R) INDEX

     Proceeds from shares sold                                       1,404             5,472   $          13,500   $        43,711
     Proceeds from reinvestment of distributions                       118                89               1,102               714
     Payments for shares redeemed                                   (1,048)           (2,084)            (10,149)          (16,606)
                                                         -----------------   ---------------   -----------------   ---------------
     Total net increase (decrease)                                     474             3,477   $           4,453   $        27,819
                                                         =================   ===============   =================   ===============

6. INTERFUND LENDING PROGRAM

   The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during the year.

7. DIVIDENDS

   On March 1, 2004, the Board of Trustees declared the following dividend from net investment income, payable on March 5, 2004 to shareholders of record on March 2, 2004:

                                                         NET INVESTMENT
                                                             INCOME
   --------------------------------------------------------------------
   S&P 500 Index                                         $       0.0754

SSgA
INDEX FUNDS
DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS --
FEBRUARY 29, 2004 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 24 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                    NO. OF
                        POSITION(S) HELD                                                          PORTFOLIOS
      NAME,              WITH FUND AND             TERM             PRINCIPAL OCCUPATION(S)       IN COMPLEX          OTHER
      AGE,                 LENGTH OF                OF                   DURING THE                OVERSEEN     DIRECTORSHIPS HELD
    ADDRESS               TIME SERVED             OFFICE                PAST 5 YEARS              BY TRUSTEE        BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson,    Trustee since 1988      Appointed until    - Vice Chairman, Frank Russell         24      - Trustee, Frank
Age 64                                       successor is         Company;                                       Russell Investment
                     Interested Person of    duly elected and   - Chairman of the Board, Frank                   Company Funds and
909 A Street         the SSgA Funds (as      qualified            Russell Investment Management                  Russell Investment
Tacoma, WA 98402     defined in the 1940                          Company, Frank Russell                         Funds (investment
                     Act) due to his         Until successor      Investment Company Funds and                   companies); and
                     employment by the       is chosen and        Russell Investment Funds; and                - Director, Russell
                     parent company of the   qualified by the   - Chairman of the Board and                      Insurance Agency,
                     Administrator           Trustees.            Chief Executive Officer,                       Inc., Frank Russell
                                                                  Russell Fund Distributors, Inc.                Investments
                     Chairman of the Board                        and Frank Russell Trust Company.               (Ireland) Limited,
                     and President                                                                               Frank Russell
                                                                                                                 Investment Company
                     Member, Governance                                                                          plc; Frank Russell
                     Committee                                                                                   Investment Company
                                                                                                                 II plc, Frank
                     Member, Valuation                                                                           Russell Investment
                     Committee                                                                                   Company III plc,
                                                                                                                 Frank Russell
                                                                                                                 Institutional Funds
                                                                                                                 plc, Frank Russell
                                                                                                                 Qualifying Investor
                                                                                                                 Fund, and Frank
                                                                                                                 Russell Investments
                                                                                                                 (Cayman) Ltd.

                                                                                                    NO. OF
                        POSITION(S) HELD                                                          PORTFOLIOS
      NAME,              WITH FUND AND             TERM             PRINCIPAL OCCUPATION(S)       IN COMPLEX          OTHER
      AGE,                 LENGTH OF                OF                   DURING THE                OVERSEEN     DIRECTORSHIPS HELD
    ADDRESS               TIME SERVED             OFFICE                PAST 5 YEARS              BY TRUSTEE        BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)

Timothy B. Harbert   Trustee since 2003      Appointed until    - 2001 to Present, Chairman and        24      Listed under
Age 53                                       successor is         Chief Executive Officer,                     Principal
                     Interested Person of    duly elected and     State Street Global Advisors;                Occupations
State Street         the SSgA Funds as       qualified          - 1992 to 2001, President and
Financial Center     defined in the 1940                          Chief Operating Officer,
One Lincoln Street   Act) due to his                              State Street Global Advisors;
Boston, MA           employment by an                           - 1996 to Present, Executive
02111-2900           affiliate of the                             Vice President, State Street
                     Advisor                                      Bank & Trust Company;
                                                                - Director, Citistreet, LLC;
                     Member, Governance                           State Street Bank, Paris;
                     Committee                                    State Street Global Advisors,
                                                                  Ltd., London; State Street
                     Member, Valuation                            Global Advisors, GmbH,
                     Committee                                    Munich; State Street Global
                                                                  Advisors, Canada, Ltd.; State
                                                                  Street Global Advisors,
                                                                  Australia, Ltd.; State Street
                                                                  Global Advisors, Japan, Ltd.;
                                                                  State Street Global Markets,
                                                                  LLC; Bentley College;
                                                                - Chairman of the Board,
                                                                  StreetTracks, LLC; State
                                                                  Street Global Advisors Fund
                                                                  Management, LLC; State Street
                                                                  Global Advisors, Inc.
                                                                  (Delaware); Bel Air
                                                                  Investment Advisors, LLC; and
                                                                - President and Director,
                                                                  State Street Global Advisors,
                                                                  Cayman.

INDEPENDENT TRUSTEES

William L. Marshall  Trustee since 1988      Appointed until    - Chief Executive Officer and          24      None
Age 61                                       successor is duly    President, Wm. L. Marshall
                     Chairman, Audit         elected and          Associates, Inc., Wm. L.
33 West Court Street Committee               qualified            Marshall Companies, Inc. and
Doylestown, PA 18901                                              the Marshall Financial Group,
                     Member, Governance                           Inc. (a registered investment
                     Committee                                    advisor and provider of
                                                                  financial and related
                     Member, Valuation                            consulting services);
                     Committee                                  - Certified Financial Planner
                                                                  and Member, Financial
                                                                  Planners Association; and
                                                                - Registered Representative
                                                                  and Principal for Securities
                                                                  with Cambridge Investment
                                                                  Research, Inc., Fairfield,
                                                                  Iowa.

                                                                                                    NO. OF
                        POSITION(S) HELD                                                          PORTFOLIOS
      NAME,              WITH FUND AND             TERM             PRINCIPAL OCCUPATION(S)       IN COMPLEX          OTHER
      AGE,                 LENGTH OF                OF                   DURING THE                OVERSEEN     DIRECTORSHIPS HELD
    ADDRESS               TIME SERVED             OFFICE                PAST 5 YEARS              BY TRUSTEE        BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Steven J. Mastrovich Trustee since 1988      Appointed until    - September 2000 to Present,           24      None
Age 47                                       successor is         Global Head of Structured
                     Member, Audit           duly                 Real Estate, J.P. Morgan
623 Clapboard Street Committee               elected and          Investment Management
Westwood, MA 02090                           qualified            (private real estate
                     Member, Governance                           investment for clients
                     Committee                                    primarily outside of the US
                                                                  to locate private real estate
                     Member, Valuation                            investments in the US);
                     Committee                                  - January 2000 to
                                                                  September 2000, Managing
                                                                  Director, HSBC Securities
                                                                  (USA) Inc.;
                                                                - From 1998 to 2000,
                                                                  President, Key Global
                                                                  Capital, Inc.;
                                                                - From 1997 to 1998, Partner,
                                                                  Squire, Sanders & Dempsey (law
                                                                  firm); and
                                                                - From 1994 to 1997, Partner,
                                                                  Brown, Rudnick, Freed & Gesmer
                                                                  (law firm).

Patrick J. Riley     Trustee since 1988      Appointed until    - 2003 to Present, Associate           24      Director - SSgA
Age 55                                       successor is duly    Justice, Commonwealth of                     Cash Management
                     Member, Audit           elected and          Massachusetts Superior Court;                Fund PLC, State
One Corporate Place  Committee               qualified            and                                          Street Global
55 Ferncroft Road                                               - 1985 to 2002, Partner,                       Advisors Ireland,
Danvers, MA 01923    Member, Governance                           Riley, Burke & Donahue, L.L.P.               Ltd.
                     Committee                                    (law firm).

                     Member, Valuation
                     Committe

Richard D. Shirk     Trustee since 1988      Appointed until    - March 2001 to April 2002,            24      Listed under
Age 58                                       successor is duly    Chairman, Cerulean Companies,                Principal
                     Member, Audit           elected and          Inc. (holding company)                       Occupations
1180 Brookgate Way,  Committee               qualified            (Retired);
NE                                                              - 1996 to March 2001,
Atlanta, GA          Member, Governance                           President and Chief Executive
30319-2877           Committee                                    Officer, Cerulean Companies,
                                                                  Inc.;
                     Member, Valuation                          - 1992 to March 2001,
                     Committee                                    President and Chief Executive
                                                                  Officer, Blue Cross/Blue
                                                                  Shield of Georgia;
                                                                - 1993 to November 2001,
                                                                  Chairman and Board Member,
                                                                  Georgia Caring for Children
                                                                  Foundation (private
                                                                  foundation);
                                                                - November 1998 to Present,
                                                                  Board Member, Healthcare
                                                                  Georgia Foundation (private
                                                                  foundation); and
                                                                - September 2002 to Present,
                                                                  Board Member, Amerigroup
                                                                  Corp.

                                                                                                    NO. OF
                        POSITION(S) HELD                                                          PORTFOLIOS
      NAME,              WITH FUND AND             TERM             PRINCIPAL OCCUPATION(S)       IN COMPLEX          OTHER
      AGE,                 LENGTH OF                OF                   DURING THE                OVERSEEN     DIRECTORSHIPS HELD
    ADDRESS               TIME SERVED             OFFICE                PAST 5 YEARS              BY TRUSTEE        BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Bruce D. Taber       Trustee since 1991      Appointed until    - Consultant, Computer Simulation,     24      Director - SSgA
Age 60                                       successor is         General Electric Industrial                  Cash Management
                     Member, Audit           duly elected         Control Systems.                             Fund PLC, State
26 Round Top Road    Committee               and qualified                                                     Street Global
Boxford, MA 01921                                                                                              Advisors Ireland,
                     Member, Governance                                                                        Ltd.
                     Committee

                     Member, Valuation
                     Committee

Henry W. Todd        Trustee since 1988      Appointed until    - Chairman, President and              24      Director - SSgA
Age 56                                       successor is         CEO, A.M. Todd Group, Inc.;                  Cash Management
                     Member, Audit           duly elected         and                                          Fund PLC, State
150 Domorah Drive    Committee               and qualified      - President and CEO, Zink &                    Street Global
Montgomeryville, PA                                               Triest Co., Inc. (dealer in                  Advisors Ireland,
18936                Member, Governance                           vanilla flavor materials).                   Ltd.
                     Committee

                     Member, Valuation
                     Committee

                       POSITION(S) HELD
        NAME,           WITH FUND AND             TERM                                PRINCIPAL OCCUPATION(S)
         AGE,             LENGTH OF                OF                                       DURING THE
       ADDRESS           TIME SERVED             OFFICE                                    PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites   Principal Executive     Until successor       - 2001 to Present, Senior Principal, State Street Global
Age 38               Officer and Chief       is chosen and           Advisors;
                     Executive Officer       qualified by          - 2002 to Present, President, SSgA Funds Management, Inc.;
State Street         since 2003              Trustees                Managing Director, Advisor Strategies;
Financial Center                                                   - 1999 to 2001, Principal, Head of Exchange Traded Funds,
One Lincoln Street                                                   Offshore Funds and SSgA Latin America; and
Boston, MA                                                         - 1993-1999, Principal, Head of Asset Allocation Strategies.
02111-2900

J. David Griswold    Vice President and      Until successor       - Director - Global Regulatory Policy and Assistant Secretary,
Age 46               Secretary since 1994    is chosen and           Frank Russell Company;
                                             qualified by          - Assistant Secretary and Associate General Counsel, Frank
909 A Street         Chief Legal Officer     Trustees                Russell Investment Management Company, Frank Russell Capital
Tacoma, WA 98402     since 2003                                      Inc., and Frank Russell Investments (Delaware), Inc.;
                                                                   - Assistant Secretary and Associate General Counsel, Russell
                                                                     Fund Distributors, Inc.
                                                                   - Director, Secretary and Associate General Counsel, Frank
                                                                     Russell Securities, Inc.; and
                                                                   - Director, Frank Russell Canada Limited/Limitee.

James Ross           Vice President since    Until successor       - 2001 to Present, Principal, SSgA Funds Management, Inc.;
Age 38               2002                    is chosen and         - 2000 to Present, Principal, State Street Global Advisors;
                                             qualified by          - 1992 to 2000, Vice President, State Street Corporation; and
State Street                                 Trustees              - 2000 to Present, Vice President, StreetTracks Series Trust.
Financial Center
One Lincoln Street
Boston, MA
02111-2900

Mark E. Swanson      Treasurer and           Until successor       - Director - Fund Administration, Frank Russell Investment
Age 40               Principal               is chosen and           Management Company and Frank Russell Trust Company; and
                     Accounting Officer      qualified by          - Treasurer and Chief Accounting Officer, Frank Russell
909 A Street         since 2000              Trustees                Investment Company and Russell Investment Funds.
Tacoma, WA 98402

SSgA
INDEX FUNDS
STATE STREET FINANCIAL CENTER
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171

DISTRIBUTOR
  State Street Global Markets, LLC
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 10.5%
American Greetings Corp. Class A(a)                        16,714   $        379
AutoNation, Inc. (a)                                       69,000          1,151
AutoZone, Inc. (a)                                         23,087          2,071
Bed Bath & Beyond, Inc. (a)                                73,014          2,985
Best Buy Co.                                               80,121          4,266
Big Lots, Inc. (a)                                         29,538            425
Black & Decker Corp.                                       19,433          1,002
Brunswick Corp.                                            22,929            902
Carnival Corp.                                            156,519          6,945
Centex Corp.                                               15,788          1,686
Circuit City Stores-Circuit City Group                     52,939            592
Clear Channel Communications, Inc.                        152,965          6,584
Comcast Corp. (a)                                         561,267         16,860
Cooper Tire & Rubber Co.                                   18,637            372
Dana Corp.                                                 40,449            865
Darden Restaurants, Inc.                                   41,710          1,018
Delphi Corp.                                              140,767          1,436
Dillard's, Inc. Class A                                    22,653            399
Dollar General Corp.                                       85,215          1,865
Dow Jones & Co., Inc.                                      20,626          1,004
Eastman Kodak Co.                                          72,637          2,073
eBay, Inc. (a)                                            160,860         11,077
Family Dollar Stores, Inc.                                 43,568          1,657
Federated Department Stores, Inc.                          46,976          2,460
Ford Motor Co.                                            454,755          6,253
Fortune Brands, Inc.                                       35,866          2,564
Gannett Co., Inc.                                          67,238          5,801
Gap, Inc.                                                 222,030          4,618
General Motors Corp.                                      139,273          6,702
Genuine Parts Co.                                          43,993          1,528
Goodyear Tire & Rubber Co.                                 44,442            374
Harley-Davidson, Inc.                                      74,938          3,981
Harrah's Entertainment, Inc.                               27,933          1,451
Hasbro, Inc.                                               43,987            962
Hilton Hotels Corp.                                        95,443          1,530
Home Depot, Inc.                                          567,557         20,608
International Game Technology                              85,452          3,353
Interpublic Group Cos., Inc. (a)                          106,577          1,806
JC Penney & Co., Inc.                                      71,088          2,194
Johnson Controls, Inc.                                     46,296          2,700
Jones Apparel Group, Inc.                                  32,379          1,208
KB HOME                                                    11,631            842
Knight-Ridder, Inc.                                        20,191          1,509
Kohl's Corp. (a)                                           84,210          4,337
Leggett & Platt, Inc.                                      48,554          1,188
Limited Brands                                            127,178          2,512
Liz Claiborne, Inc.                                        27,641          1,020
Lowe's Cos., Inc.                                         195,823         10,966
Marriot International, Inc. Class A                        56,939          2,541
Mattel, Inc.                                              111,745          2,123
May Department Stores Co.                                  70,967          2,499
Maytag Corp.                                               19,829            560
McDonald's Corp.                                          315,753          8,936
McGraw-Hill, Inc.                                          47,413   $      3,706
Meredith Corp.                                             12,647            636
New York Times Co. Class A                                 37,645          1,718
Newell Rubbermaid, Inc.                                    69,321          1,774
NIKE, Inc. Class B                                         65,013          4,762
Nordstrom, Inc.                                            34,938          1,367
Office Depot, Inc. (a)                                     79,170          1,380
Omnicom Group, Inc.                                        48,617          3,977
Pulte Homes, Inc.                                          31,436          1,659
Radioshack Corp.                                           41,453          1,433
Reebok International, Ltd.                                 14,871            592
Sears Roebuck & Co.                                        64,554          3,035
Sherwin-Williams Co.                                       36,770          1,287
Snap-On, Inc.                                              14,748            472
Stanley Works                                              20,232            784
Staples, Inc. (a)                                         122,250          3,205
Starbucks Corp. (a)                                        96,726          3,619
Starwood Hotels & Resorts Worldwide, Inc. Class B          52,012          2,029
Target Corp.                                              226,857          9,973
Tiffany & Co.                                              36,868          1,550
Time Warner, Inc. (a)                                   1,127,847         19,455
TJX Cos., Inc.                                            124,113          2,923
Toys "R" Us, Inc. (a)                                      54,169            850
Tribune Co.                                                77,255          3,858
Tupperware Corp.                                           16,236            310
Univision Communications, Inc. Class A(a)                  83,218          2,965
V.F. Corp.                                                 27,288          1,226
Viacom, Inc. Class B                                      436,189         16,776
Visteon Corp.                                              35,553            359
Walt Disney Co.                                           509,673         13,522
Wendy's International, Inc.                                28,567          1,162
Whirlpool Corp.                                            17,566          1,281
Yum! Brands, Inc. (a)                                      72,422          2,682
                                                                    ------------
                                                                         293,067
                                                                    ------------

CONSUMER STAPLES - 10.7%
Adolph Coors Co. Class B                                    9,244            627
Alberto Culver Co. Class B                                 22,259            914
Albertson's, Inc.                                          95,313          2,358
Altria Group, Inc.                                        506,964         29,176
Anheuser-Busch Cos., Inc.                                 202,867         10,797
Archer-Daniels-Midland Co.                                164,367          2,827
Avon Products, Inc.                                        58,574          4,135
Brown-Forman Corp. Class B                                 30,482          1,489
Campbell Soup Co.                                         101,083          2,826
Clorox Co.                                                 51,910          2,547
Coca-Cola Co.                                             611,935         30,572
Coca-Cola Enterprises, Inc.                               115,700          2,697
Colgate-Palmolive Co.                                     133,535          7,405
ConAgra Foods, Inc.                                       132,746          3,609
Costco Wholesale Corp. (a)                                113,351          4,413
CVS Corp.                                                  97,592          3,660
General Mills, Inc.                                        92,464          4,251
Gillette Co.                                              251,844          9,693
H.J. Heinz Co.                                             86,920          3,321
Hershey Foods Corp.                                        32,004          2,653
Kellogg Co.                                               101,029          3,990
Kimberly-Clark Corp.                                      125,464          8,115

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
CONSUMER STAPLES - (CONTINUED)
Kroger Co. (a)                                            184,122   $      3,539
McCormick & Co., Inc.                                      35,100          1,098
Pepsi Bottling Group, Inc.                                 68,453          1,980
PepsiCo, Inc.                                             428,310         22,229
Procter & Gamble Co.                                      323,711         33,184
R.J. Reynolds Tobacco Holdings, Inc.                       21,240          1,311
Safeway, Inc. (a)                                         108,793          2,488
Sara Lee Corp.                                            195,717          4,271
SuperValu, Inc.                                            33,960            961
SYSCO Corp.                                               160,681          6,371
UST Corp.                                                  40,447          1,540
Wal-Mart Stores, Inc.                                   1,080,928         64,380
Walgreen Co.                                              255,110          9,097
Winn-Dixie Stores, Inc.                                    38,510            236
Wrigley Wm., Jr. Co.                                       57,516          3,235
                                                                    ------------
                                                                         297,995
                                                                    ------------
ENERGY - 5.6%
Amerada Hess Corp.                                         23,302          1,499
Anadarko Petroleum Corp.                                   61,954          3,175
Apache Corp.                                               80,030          3,295
Ashland, Inc.                                              17,080            818
Baker Hughes, Inc.                                         82,580          3,107
BJ Services Co. (a)                                        40,055          1,734
Burlington Resources, Inc.                                 48,928          2,864
ChevronTexaco Corp.                                       266,747         23,567
Conocophillips                                            169,541         11,676
Devon Energy Corp.                                         57,361          3,257
EOG Resources, Inc.                                        28,984          1,289
ExxonMobil Corp.                                        1,651,002         69,623
Halliburton Co.                                           108,186          3,458
Kerr-McGee Corp.                                           25,536          1,334
Marathon Oil Corp.                                         80,234          2,819
Nabors Industries, Ltd. (a)                                37,015          1,753
Noble Corp. (a)                                            33,823          1,373
Occidental Petroleum Corp.                                 98,323          4,366
Rowan Cos., Inc. (a)                                       28,339            666
Schlumberger, Ltd.                                        145,707          9,397
Sunoco, Inc.                                               20,028          1,232
Transocean, Inc. (a)                                       78,595          2,317
Unocal Corp.                                               67,188          2,553
                                                                    ------------
                                                                         157,172
                                                                    ------------
FINANCIALS - 20.1%
ACE, Ltd.                                                  68,855          3,096
AFLAC, Inc.                                               127,216          5,166
Allstate Corp.                                            175,007          7,986
Ambac Financial Group, Inc.                                27,047          2,115
American Express Co.                                      320,773         17,136
American International Group, Inc.                        651,283         48,195
AmSouth Bancorp                                            86,119          2,179
AON Corp.                                                  76,823          2,015
Apartment Investment & Management Co. Class A              23,800            771
Bank of America Corp.                                     370,878         30,382
Bank of New York Co., Inc.                                192,179          6,342
Bank One Corp.                                            278,662         15,042
BB&T Corp.                                                135,518   $      5,035
Bear Stearns Cos., Inc.                                    24,799          2,178
Capital One Financial Corp.                                59,015          4,174
Charles Schwab Corp.                                      335,793          4,110
Charter One Financial, Inc.                                57,917          2,098
Chubb Corp.                                                46,339          3,289
Cincinnati Financial Corp.                                 40,667          1,832
Citigroup, Inc.                                         1,288,471         64,759
Comerica, Inc.                                             43,132          2,482
Countrywide Credit Industries, Inc.                        47,062          4,312
Equity Office Properties Trust                             98,541          2,812
Equity Residential                                         69,607          2,071
Fannie Mae                                                242,329         18,150
Federal Home Loan Mortgage Corp.                          173,246         10,727
Federated Investors, Inc. Class B                          27,400            884
Fifth Third Bancorp                                       141,500          7,927
First Tennessee National Corp.                             31,917          1,476
FleetBoston Financial Corp.                               262,685         11,829
Franklin Resources, Inc.                                   62,044          3,505
Golden West Financial Corp.                                37,611          4,341
Goldman Sachs Group, Inc.                                 118,000         12,493
Hartford Financial Services Group, Inc.                    70,088          4,591
Huntington Bancshares, Inc.                                57,854          1,338
J.P. Morgan Chase & Co.                                   508,914         20,876
Janus Capital Group, Inc.                                  60,619          1,038
Jefferson-Pilot Corp.                                      35,760          1,911
John Hancock Financial Services, Inc.                      71,378          3,008
KeyCorp                                                   103,509          3,356
Lehman Brothers Holdings, Inc.                             67,418          5,846
Lincoln National Corp.                                     45,031          2,091
Loews Corp.                                                45,714          2,756
M & T Bank Corp.                                           30,900          2,968
Marsh & McLennan Cos., Inc.                               131,736          6,322
Marshall & Ilsley Corp.                                    58,792          2,329
MBIA, Inc.                                                 36,758          2,418
MBNA Corp.                                                317,902          8,688
Mellon Financial Corp.                                    106,323          3,443
Merrill Lynch & Co., Inc.                                 235,627         14,423
MetLife, Inc.                                             188,807          6,637
MGIC Investment Corp.                                      24,962          1,652
Moody's Corp.                                              37,865          2,532
Morgan Stanley                                            270,043         16,138
National City Corp.                                       150,791          5,383
North Fork Bancorp, Inc.                                   39,590          1,672
Northern Trust Corp.                                       56,440          2,802
Plum Creek Timber Co., Inc.                                46,180          1,441
PNC Financial Services Group, Inc.                         68,647          4,024
Principal Financial Group, Inc.                            79,650          2,883
Progressive Corp.                                          53,547          4,426
ProLogis                                                   45,200          1,497
Providian Financial Corp. (a)                              73,473            950
Prudential Financial, Inc.                                134,200          6,226

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
FINANCIALS - (CONTINUED)
Regions Financial Corp.                                    56,389   $      2,081
SAFECO Corp.                                               35,064          1,578
Simon Property Group, Inc.                                 47,063          2,564
SLM Corp.                                                 111,742          4,681
SouthTrust Corp.                                           81,779          2,748
St. Paul Cos., Inc.                                        59,228          2,531
State Street Corp.                                         82,825          4,450
SunTrust Banks, Inc.                                       69,872          5,052
Synovus Financial Corp.                                    76,304          1,911
T. Rowe Price Group, Inc.                                  31,490          1,656
Torchmark Corp.                                            28,776          1,500
Travelers Property Casualty Corp. Class B                 248,956          4,541
U.S. Bancorp                                              480,661         13,713
Union Planters Corp.                                       47,644          1,428
UnumProvident Corp.                                        74,435          1,103
Wachovia Corp.                                            330,026         15,831
Washington Mutual, Inc.                                   223,913         10,063
Wells Fargo Co.                                           422,211         24,214
XL Capital, Ltd. Class A                                   33,732          2,586
Zions Bancorp                                              22,719          1,324
                                                                    ------------
                                                                         562,129
                                                                    ------------
HEALTH CARE - 12.7%
Abbott Laboratories                                       389,767         16,682
Aetna, Inc.                                                37,632          3,040
Allergan, Inc.                                             33,191          2,906
AmerisourceBergen Corp.                                    28,216          1,637
Amgen, Inc. (a)                                           321,775         20,442
Anthem, Inc. (a)                                           34,100          2,931
Applera Corp. - Applied Biosystems Group                   52,567          1,198
Bausch & Lomb, Inc.                                        13,225            785
Baxter International, Inc.                                151,126          4,401
Becton, Dickinson & Co.                                    62,629          3,047
Biogen Idec, Inc. (a)                                      81,173          4,501
Biomet, Inc.                                               62,841          2,450
Boston Scientific Corp. (a)                               203,796          8,325
Bristol-Myers Squibb Co.                                  483,317         13,446
C.R. Bard, Inc.                                            13,097          1,236
Cardinal Health, Inc.                                     107,566          7,017
Chiron Corp. (a)                                           48,744          2,384
CIGNA Corp.                                                36,489          2,023
Eli Lilly & Co.                                           280,097         20,710
Express Scripts, Inc. (a)                                  19,900          1,448
Forest Laboratories, Inc. (a)                              90,806          6,854
Genzyme Corp. (a)                                          57,105          2,900
Guidant Corp.                                              77,164          5,258
HCA, Inc.                                                 122,959          5,228
Health Management Associates, Inc. Class A                 60,598          1,351
Humana, Inc. (a)                                           40,925            897
IMS Health, Inc.                                           58,281          1,444
Johnson & Johnson                                         741,046         39,950
King Pharmaceuticals, Inc. (a)                             60,932          1,174
Manor Care, Inc.                                           23,151            820
McKesson Corp.                                             73,831          2,016
Medco Health Solutions, Inc. (a)                           70,372          2,298
MedImmune, Inc. (a)                                        62,265   $      1,600
Medtronic, Inc.                                           302,102         14,169
Merck & Co., Inc.                                         555,303         26,699
Millipore Corp. (a)                                        12,928            677
Pfizer, Inc.                                            1,906,274         69,865
Quest Diagnostics, Inc. (a)                                26,300          2,179
Schering-Plough Corp.                                     365,024          6,556
St. Jude Medical, Inc. (a)                                 42,597          3,095
Stryker Corp.                                              50,904          4,517
Tenet Healthcare Corp. (a)                                117,509          1,412
UnitedHealth Group, Inc.                                  155,784          9,659
Watson Pharmaceuticals, Inc. (a)                           27,903          1,281
WellPoint Health Networks, Inc. (a)                        37,589          4,089
Wyeth                                                     331,831         13,107
Zimmer Holdings, Inc. (a)                                  59,920          4,532
                                                                    ------------
                                                                         354,236
                                                                    ------------
INDUSTRIALS - 10.1%
3M Co.                                                    195,684         15,267
Allied Waste Industries, Inc. (a)                          80,967          1,023
American Power Conversion Corp.                            50,067          1,133
American Standard Cos., Inc. (a)                           18,707          2,038
Apollo Group, Inc. (a)                                     43,575          3,318
Avery Dennison Corp.                                       27,870          1,766
Boeing Co.                                                209,345          9,079
Burlington Northern Santa Fe Corp.                         91,550          2,946
Caterpillar, Inc.                                          86,285          6,536
Cendant Corp.                                             251,522          5,710
Cintas Corp.                                               44,482          1,900
Cooper Industries, Ltd.                                    23,421          1,239
Crane Co.                                                  15,002            482
CSX Corp.                                                  54,724          1,726
Cummins, Inc.                                              10,673            527
Danaher Corp.                                              37,913          3,398
Deere & Co.                                                61,441          3,946
Delta Air Lines, Inc.                                      31,293            281
Deluxe Corp.                                               12,720            501
Dover Corp.                                                51,413          2,015
Eaton Corp.                                                39,078          2,288
Emerson Electric Co.                                      104,535          6,531
Equifax, Inc.                                              35,969            943
FedEx Corp.                                                73,946          5,079
Fluor Corp.                                                20,406            841
General Dynamics Corp.                                     49,006          4,514
General Electric Co. (e)                                2,508,323         81,571
Goodrich Co.                                               29,755            878
H&R Block, Inc.                                            43,810          2,368
Honeywell International, Inc.                             214,342          7,513
Illinois Tool Works, Inc.                                  76,464          6,080
Ingersoll-Rand Co. Class A                                 42,750          2,842
ITT Industries, Inc.                                       23,302          1,759
Lockheed Martin Corp.                                     111,871          5,177
Masco Corp.                                               114,274          3,204
Monster Worldwide, Inc. (a)                                28,492            627
Navistar International Corp. (a)                           17,380            810
Norfolk Southern Corp.                                    101,461          2,248

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
INDUSTRIALS - (CONTINUED)
Northrop Grumman Corp.                                     45,339   $      4,584
PACCAR, Inc.                                               44,471          2,464
Pall Corp.                                                 31,474            824
Parker-Hannifin Corp.                                      30,023          1,686
Pitney Bowes, Inc.                                         60,639          2,507
Power-One, Inc. (a)                                        21,100            259
R.R. Donnelley & Sons Co.                                  53,260          1,692
Raytheon Co.                                              102,714          3,123
Robert Half International, Inc. (a)                        43,214            971
Rockwell Automation, Inc.                                  47,120          1,435
Rockwell Collins, Inc.                                     44,819          1,458
Ryder Systems, Inc.                                        16,980            626
Southwest Airlines Co.                                    193,940          2,678
Textron, Inc.                                              35,375          1,958
Thomas & Betts Corp. (a)                                   14,742            318
Tyco International, Ltd.                                  498,248         14,235
Union Pacific Corp.                                        63,140          4,018
United Parcel Service, Inc. Class B                       280,400         19,805
United Technologies Corp.                                 128,357         11,823
W.W. Grainger, Inc.                                        22,809          1,078
Waste Management, Inc.                                    144,179          4,109
                                                                    ------------
                                                                         281,755
                                                                    ------------
INFORMATION TECHNOLOGY - 16.3%
ADC Telecommunications, Inc. (a)                          211,127            633
Adobe Systems, Inc.                                        59,571          2,218
Advanced Micro Devices, Inc. (a)                           87,384          1,311
Agilent Technologies, Inc. (a)                            117,627          4,022
Altera Corp. (a)                                           98,478          2,174
Analog Devices, Inc.                                       90,961          4,539
Andrew Corp. (a)                                           38,827            692
Apple Computer, Inc. (a)                                   94,246          2,255
Applied Materials, Inc. (a)                               413,861          8,790
Applied Micro Circuits Corp. (a)                           77,142            498
Autodesk, Inc.                                             28,215            808
Automatic Data Processing, Inc.                           147,638          6,267
Avaya, Inc. (a)                                           105,615          1,811
BMC Software, Inc. (a)                                     57,336          1,124
Broadcom Corp. (a)                                         77,446          3,143
CIENA Corp. (a)                                           119,488            685
Cisco Systems, Inc. (a)                                 1,723,659         39,817
Citrix Systems, Inc. (a)                                   41,653            882
Computer Associates International, Inc.                   148,244          3,937
Computer Sciences Corp. (a)                                47,382          1,980
Compuware Corp. (a)                                        95,257            747
Comverse Technology, Inc. (a)                              50,338            993
Convergys Corp. (a)                                        36,005            585
Corning, Inc. (a)                                         329,185          4,131
Dell, Inc. (a)                                            638,691         20,853
Electronic Arts, Inc. (a)                                  73,600          3,471
Electronic Data Systems Corp.                             124,486          2,384
EMC Corp. (a)                                             597,741          8,560
First Data Corp.                                          224,104          9,184
Fiserv, Inc. (a)                                           49,147          1,898
Gateway, Inc. (a)                                          82,065            446
Hewlett-Packard Co.                                       760,319         17,267
Intel Corp.                                             1,631,203   $     47,680
International Business Machines Corp.                     429,618         41,458
Intuit, Inc. (a)                                           51,751          2,296
Jabil Circuit, Inc. (a)                                    51,513          1,441
JDS Uniphase Corp. (a)                                    362,319          1,775
KLA Tencor Corp. (a)                                       49,464          2,612
Lexmark International Group, Inc. Class A(a)               31,602          2,601
Linear Technology Corp.                                    77,075          3,082
LSI Logic Corp. (a)                                        96,135            971
Lucent Technologies, Inc. (a)                           1,038,472          4,351
Maxim Integrated Products, Inc.                            81,356          4,061
Mercury Interactive Corp. (a)                              23,348          1,133
Micron Technology, Inc. (a)                               155,632          2,341
Microsoft Corp. (e)                                     2,700,804         71,571
Molex, Inc.                                                48,110          1,524
Motorola, Inc.                                            579,498         10,692
National Semiconductor Corp. (a)                           47,709          1,878
NCR Corp. (a)                                              23,992          1,074
Network Appliance, Inc. (a)                                87,867          1,903
Novell, Inc. (a)                                           93,442            951
Novellus Systems, Inc. (a)                                 38,469          1,237
NVIDIA Corp. (a)                                           42,251            940
Oracle Corp. (a)                                        1,303,238         16,786
Parametric Technology Corp. (a)                            73,841            337
Paychex, Inc.                                              97,127          3,125
PeopleSoft, Inc. (a)                                       96,023          2,072
PerkinElmer, Inc.                                          32,157            670
PMC-Sierra, Inc. (a)                                       44,724            890
QLogic Corp. (a)                                           23,845            997
QUALCOMM, Inc.                                            199,339         12,648
Sabre Holdings Corp. Class A                               36,224            822
Sanmina-SCI Corp. (a)                                     132,958          1,687
Scientific-Atlanta, Inc.                                   38,368          1,270
Siebel Systems, Inc. (a)                                  125,358          1,637
Solectron Corp. (a)                                       210,214          1,343
Sun Microsystems, Inc. (a)                                808,788          4,319
SunGard Data Systems, Inc. (a)                             74,950          2,179
Symantec Corp. (a)                                         76,000          3,127
Symbol Technologies, Inc.                                  58,485            995
Tektronix, Inc.                                            21,029            674
Tellabs, Inc. (a)                                         104,775          1,016
Teradyne, Inc. (a)                                         48,392          1,193
Texas Instruments, Inc.                                   431,203         13,216
Thermo Electron Corp. (a)                                  41,129          1,155
Unisys Corp. (a)                                           83,479          1,180
VERITAS Software Corp. (a)                                109,383          3,327
Waters Corp. (a)                                           31,157          1,151
Xerox Corp. (a)                                           195,142          2,759
Xilinx, Inc. (a)                                           84,604          3,557
Yahoo!, Inc. (a)                                          163,390          7,255
                                                                    ------------
                                                                         457,064
                                                                    ------------
MATERIALS - 2.8%
Air Products & Chemicals, Inc.                             55,989          2,701
Alcoa, Inc.                                               215,246          8,065
Allegheny Technologies, Inc.                               22,329            284
Ball Corp.                                                 14,285            922

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
MATERIALS - (CONTINUED)
Bemis Co., Inc.                                            13,464   $        688
Boise Cascade Corp.                                        21,519            725
Dow Chemical Co.                                          229,199          9,963
E.I. Du Pont de Nemours & Co.                             248,239         11,193
Eagle Materials, Inc.                                           1              0
Eagle Materials, Inc. Class B                                   1              0
Eastman Chemical Co.                                       20,062            850
Ecolab, Inc.                                               65,426          1,787
Engelhard Corp.                                            31,730            921
Freeport-McMoRan Copper & Gold, Inc. Class B               50,214          2,142
Georgia-Pacific Group                                      64,340          2,062
Great Lakes Chemical Corp.                                 12,803            325
Hercules, Inc. (a)                                         28,098            334
International Flavors & Fragrances, Inc.                   23,704            867
International Paper Co.                                   119,156          5,274
Louisiana Pacific Corp.                                    26,459            654
MeadWestvaco Corp.                                         50,688          1,485
Monsanto Co.                                               68,146          2,252
Newmont Mining Corp.                                      107,042          4,651
Nucor Corp.                                                19,802          1,246
Pactiv Corp. (a)                                           39,764            854
Phelps Dodge Corp. (a)                                     22,605          1,950
PPG Industries, Inc.                                       43,290          2,541
Praxair, Inc.                                              80,220          2,914
Rohm & Haas Co.                                            56,696          2,254
Sealed Air Corp. (a)                                       22,036          1,098
Sigma Aldrich Corp.                                        17,493          1,000
Temple-Inland, Inc.                                        13,714            893
United States Steel Corp.                                  26,002            956
Vulcan Materials Co.                                       25,496          1,206
Weyerhaeuser Co.                                           54,324          3,545
Worthington Industries, Inc.                               21,829            378
                                                                    ------------
                                                                          78,980
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.4%
ALLTEL Corp.                                               79,698          4,128
AT&T Corp.                                                202,147          4,049
AT&T Wireless Services, Inc. (a)                          675,538          9,174
BellSouth Corp.                                           460,428         12,689
CenturyTel, Inc.                                           36,608          1,046
Citizens Communications Co. (a)                            72,077            950
Nextel Communications, Inc. Class A(a)                    273,336          7,241
Qwest Communications International, Inc. (a)              453,622          2,078
SBC Communications, Inc.                                  825,804         19,827
Sprint Corp. (Fon Group)                                  230,684          4,090
Sprint Corp. (PCS Group) (a)                              268,978          2,421
Verizon Communications, Inc.                              689,098         26,413
                                                                    ------------
                                                                          94,106
                                                                    ------------
UTILITIES - 2.7%
AES Corp. (a)                                             160,614          1,455
Allegheny Energy, Inc. (a)                                 31,899            421
Ameren Corp.                                               44,542          2,111
American Electric Power Co., Inc.                         100,554          3,469
Calpine Corp. (a)                                         104,452            576
CenterPoint Energy, Inc.                                   77,193   $        807
Cinergy Corp.                                              44,958          1,762
CMS Energy Corp. (a)                                       43,905            404
Consolidated Edison, Inc.                                  58,522          2,585
Constellation Energy Group, Inc.                           42,303          1,682
Dominion Resources, Inc.                                   80,487          5,057
DTE Energy Co.                                             42,546          1,721
Duke Energy Corp.                                         224,977          4,941
Dynegy, Inc. Class A                                       94,930            388
Edison International                                       82,662          1,909
El Paso Corp.                                             153,494          1,142
Entergy Corp.                                              56,543          3,352
Exelon Corp.                                               81,089          5,444
FirstEnergy Corp.                                          81,412          3,145
FPLGroup, Inc.                                             45,389          2,980
KeySpan Corp.                                              40,206          1,528
Kinder Morgan, Inc.                                        32,038          1,977
NICOR, Inc.                                                11,213            405
NiSource, Inc.                                             65,967          1,432
Peoples Energy Corp.                                        9,331            416
PG&E Corp. (a)                                            102,223          2,880
Pinnacle West Capital Corp.                                23,081            902
PPL Corp.                                                  46,068          2,144
Progress Energy, Inc.                                      63,308          2,922
Public Service Enterprise Group, Inc.                      57,922          2,730
Sempra Energy                                              58,289          1,848
Southern Co.                                              181,658          5,508
TECO Energy, Inc.                                          47,476            715
TXU Corp.                                                  84,248          2,370
Williams Cos., Inc.                                       130,937          1,240
Xcel Energy, Inc.                                         103,897          1,815
                                                                    ------------
                                                                          76,183
                                                                    ------------
TOTAL COMMON STOCKS
(cost $2,202,403,073)                                                  2,652,687
                                                                    ------------

                                                         PAR
                                                        AMOUNT
                                                        (000)
                                                     ------------
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bills (b)(c)
  0.81- 0.91% due 03/11/04                           $      7,910          7,908
                                                                    ------------
TOTAL GOVERNMENT AND
AGENCY SECURITIES
(cost $7,908,077)                                                          7,908
                                                                    ------------

                                                        SHARES
                                                         (000)
                                                     ------------
SHORT TERM INVESTMENTS - 3.8%
AIM Short Term Investment Prime Portfolio                  54,858         54,858
Federated Money Market Obligations Trust                      483            483

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
SHORT TERM INVESTMENTS - (CONTINUED)
State Street Navigator Securities
Lending Prime Portfolio (d)                                49,570   $     49,570
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
(cost $104,910,729)                                                      104,911
                                                                    ------------

TOTAL INVESTMENTS - 99.0%
(identified cost $2,315,221,879)                                       2,765,506
OTHER ASSETS AND LIABILITIES
NET - 1.0%                                                                29,098
                                                                    ------------
NET ASSETS - 100%                                                   $  2,794,604
                                                                    ============

(a)  Non-income producing security.
(b) Security held as collateral in relation to initial margin requirements on futures contracts.
(c)  Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.
(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

                                                        NUMBER       UNREALIZED
                                                          OF        APPRECIATION
                                                      CONTRACTS         (000)
                                                     ------------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long)
  Expiration date 03/2004                                     487   $      2,659
                                                                    ------------
Total unrealized appreciation on open futures
  contracts purchased                                               $      2,659
                                                                    ============

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)
 (Amounts in thousands)

ASSETS
Unaffiliated investments at market (identified cost $2,262,855) - including
  $48,488 of securities loaned                                                $  2,711,486
Affiliated investments at market (identified cost $52,367)                          54,020
Receivables:
  Investment securities sold                                                        77,943
  Dividends and interest                                                             4,514
  Daily variation margin on futures contracts                                          170
                                                                              ------------
    Total assets                                                                 2,848,133

LIABILITIES
Payables:
  Due upon return of securities loaned                                              49,570
  Investments purchased                                                              3,756
  Management fees                                                                      203
                                                                              ------------
    Total liabilities                                                               53,529
                                                                              ------------
NET ASSETS                                                                    $  2,794,604
                                                                              ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                               $  2,341,661
Net unrealized appreciation on investments
  and futures contracts                                                            452,943
                                                                              ------------
NET ASSETS                                                                    $  2,794,604
                                                                              ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 10.8%
American Greetings Corp. Class A(a)                        16,714   $        366
AutoNation, Inc. (a)                                       69,000          1,268
AutoZone, Inc. (a)                                         22,887          1,950
Bed Bath & Beyond, Inc. (a)                                74,814          3,243
Best Buy Co.                                               81,821          4,274
Big Lots, Inc. (a)                                         32,038            455
Black & Decker Corp.                                       19,433            958
Brunswick Corp.                                            22,929            730
Carnival Corp.                                            159,419          6,334
Centex Corp.                                               15,788          1,700
Circuit City Stores-Circuit City Group                     52,939            536
Clear Channel Communications, Inc.                        155,765          7,294
Comcast Corp. (a)                                         570,367         18,748
Cooper Tire & Rubber Co.                                   18,637            398
Dana Corp.                                                 40,449            742
Darden Restaurants, Inc.                                   43,710            920
Delphi Corp.                                              140,767          1,437
Dillard's, Inc. Class A                                    19,253            317
Dollar General Corp.                                       86,615          1,818
Dow Jones & Co., Inc.                                      21,526          1,073
Eastman Kodak Co.                                          72,637          1,865
eBay, Inc. (a)                                            163,560         10,564
Family Dollar Stores, Inc.                                 43,568          1,563
Federated Department Stores, Inc.                          45,576          2,148
Ford Motor Co.                                            463,455          7,415
Fortune Brands, Inc.                                       37,566          2,686
Gannett Co., Inc.                                          68,538          6,111
Gap, Inc.                                                 228,630          5,307
General Motors Corp.                                      141,973          7,581
Genuine Parts Co.                                          45,093          1,497
Goodyear Tire & Rubber Co.                                 44,442            349
Harley-Davidson, Inc.                                      76,538          3,638
Harrah's Entertainment, Inc.                               27,933          1,390
Hasbro, Inc.                                               43,987            936
Hilton Hotels Corp.                                        95,443          1,635
Home Depot, Inc.                                          576,557         20,462
International Game Technology                              87,452          3,122
Interpublic Group Cos., Inc.                               99,277          1,549
JC Penney & Co., Inc.                                      68,788          1,808
Johnson Controls, Inc.                                     22,698          2,636
Jones Apparel Group, Inc.                                  32,379          1,141
KB HOME                                                    11,631            844
Knight-Ridder, Inc.                                        20,191          1,562
Kohl's Corp. (a)                                           86,910          3,906
Leggett & Platt, Inc.                                      50,754          1,098
Limited Brands                                            130,278          2,349
Liz Claiborne, Inc.                                        27,641            980
Lowe's Cos., Inc.                                         199,123         11,029
Marriot International, Inc. Class A                        58,339          2,695
Mattel, Inc.                                              108,345   $      2,088
May Department Stores Co.                                  73,867          2,147
Maytag Corp.                                               20,729            577
McDonald's Corp.                                          321,253          7,977
McGraw-Hill, Inc.                                          48,413          3,385
Meredith Corp.                                             13,347            651
New York Times Co. Class A                                 38,745          1,852
Newell Rubbermaid, Inc.                                    70,821          1,613
NIKE, Inc. Class B                                         66,313          4,540
Nordstrom, Inc.                                            34,938          1,198
Office Depot, Inc. (a)                                     81,670          1,365
Omnicom Group, Inc.                                        48,017          4,193
Pulte Homes, Inc.                                          16,218          1,518
Radioshack Corp.                                           42,553          1,306
Reebok International, Ltd.                                 15,571            612
Sears Roebuck & Co.                                        64,554          2,937
Sherwin-Williams Co.                                       36,770          1,277
Snap-On, Inc.                                              14,748            475
Stanley Works                                              20,232            766
Staples, Inc. (a)                                         127,150          3,471
Starbucks Corp. (a)                                        98,726          3,264
Starwood Hotels & Resorts Worldwide, Inc. Class B          50,612          1,821
Target Corp.                                              230,757          8,861
Tiffany & Co.                                              36,868          1,666
Time Warner, Inc. (a)                                   1,145,847         20,614
TJX Cos., Inc.                                            129,713          2,860
Toys "R" Us, Inc. (a)                                      54,169            685
Tribune Co.                                                78,955          4,074
Tupperware Corp.                                           13,036            226
Univision Communications, Inc. Class A(a)                  81,418          3,232
V.F. Corp.                                                 27,888          1,206
Viacom, Inc. Class B                                      443,289         19,673
Visteon Corp.                                              29,453            307
Walt Disney Co.                                           518,073         12,087
Wendy's International, Inc.                                28,567          1,121
Whirlpool Corp.                                            18,266          1,327
Yum! Brands, Inc. (a)                                      74,222          2,553
                                                                    ------------
                                                                         293,952
                                                                    ------------
CONSUMER STAPLES - 10.6%
Adolph Coors Co. Class B                                    9,244            519
Alberto Culver Co. Class B                                 15,639            987
Albertson's, Inc.                                          92,413          2,093
Altria Group, Inc.                                        514,764         28,013
Anheuser-Busch Cos., Inc.                                 206,367         10,871
Archer-Daniels-Midland Co.                                164,367          2,502
Avon Products, Inc.                                        60,474          4,081
Brown-Forman Corp. Class B                                 15,241          1,424
Campbell Soup Co.                                         104,683          2,805
Clorox Co.                                                 54,410          2,642
Coca-Cola Co.                                             621,335         31,533
Coca-Cola Enterprises, Inc.                               115,700          2,530
Colgate-Palmolive Co.                                     135,935          6,804
ConAgra Foods, Inc.                                       135,646          3,580
Costco Wholesale Corp. (a)                                115,751          4,304

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
CONSUMER STAPLES - (CONTINUED)
CVS Corp.                                                  99,792   $      3,604
General Mills, Inc.                                        94,364          4,275
Gillette Co.                                              256,144          9,408
H.J. Heinz Co.                                             88,820          3,236
Hershey Foods Corp.                                        33,504          2,579
Kellogg Co.                                               103,129          3,927
Kimberly-Clark Corp.                                      127,664          7,544
Kroger Co. (a)                                            188,222          3,484
McCormick & Co., Inc.                                      36,800          1,108
Pepsi Bottling Group, Inc.                                 66,053          1,597
PepsiCo, Inc.                                             435,010         20,280
Procter & Gamble Co.                                      328,711         32,832
R.J. Reynolds Tobacco Holdings, Inc.                       21,240          1,235
Safeway, Inc. (a)                                         111,793          2,449
Sara Lee Corp.                                            201,217          4,368
SuperValu, Inc.                                            33,960            971
SYSCO Corp.                                               163,781          6,098
UST Corp.                                                  41,647          1,486
Wal-Mart Stores, Inc.                                   1,097,128         58,203
Walgreen Co.                                              259,610          9,445
Winn-Dixie Stores, Inc.                                    31,710            316
Wrigley Wm., Jr. Co.                                       56,716          3,188
                                                                    ------------
                                                                         286,321
                                                                    ------------
ENERGY - 5.6%
Amerada Hess Corp.                                         22,502          1,196
Anadarko Petroleum Corp.                                   63,554          3,242
Apache Corp.                                               40,965          3,322
Ashland, Inc.                                              17,080            753
Baker Hughes, Inc.                                         84,480          2,717
BJ Services Co. (a)                                        40,055          1,438
Burlington Resources, Inc.                                 51,128          2,831
ChevronTexaco Corp.                                       270,947         23,407
ConocoPhillips                                            172,441         11,307
Devon Energy Corp.                                         58,761          3,365
EOG Resources, Inc.                                        28,984          1,338
ExxonMobil Corp.                                        1,675,702         68,704
Halliburton Co.                                           111,386          2,896
Kerr-McGee Corp.                                           26,136          1,215
Marathon Oil Corp.                                         78,234          2,589
Nabors Industries, Ltd. (a)                                38,215          1,586
Noble Corp. (a)                                            34,523          1,235
Occidental Petroleum Corp.                                 98,123          4,145
Rowan Cos., Inc. (a)                                       23,639            548
Schlumberger, Ltd.                                        148,207          8,110
Sunoco, Inc.                                               19,228            983
Transocean, Inc. (a)                                       82,295          1,976
Unocal Corp.                                               66,788          2,460
                                                                    ------------
                                                                         151,363
                                                                    ------------
FINANCIALS - 19.8%
ACE, Ltd.                                                  70,455          2,918
AFLAC, Inc.                                               129,716          4,693
Allstate Corp.                                            178,107          7,662
Ambac Financial Group, Inc.                                27,047          1,877
American Express Co.                                      325,873         15,717
American International Group, Inc.                        661,083   $     43,817
AmSouth Bancorp                                            88,819          2,176
AON Corp.                                                  81,323          1,947
Apartment Investment & Management Co. Class A              25,000            862
Bank of America Corp.                                     376,578         30,288
Bank of New York Co., Inc.                                195,779          6,484
Bank One Corp.                                            283,162         12,909
BB&T Corp.                                                138,618          5,356
Bear Stearns Cos., Inc.                                    25,399          2,031
Capital One Financial Corp.                                58,315          3,574
Charles Schwab Corp.                                      342,893          4,060
Charter One Financial, Inc.                                56,017          1,935
Chubb Corp.                                                48,039          3,271
Cincinnati Financial Corp.                                 40,667          1,703
Citigroup, Inc.                                         1,307,771         63,479
Comerica, Inc.                                             45,132          2,530
Countrywide Credit Industries, Inc.                        46,363          3,517
Equity Office Properties Trust                            102,541          2,938
Equity Residential                                         69,607          2,054
Fannie Mae                                                246,229         18,482
Federal Home Loan Mortgage Corp.                          176,146         10,273
Federated Investors, Inc. Class B                          27,400            804
Fifth Third Bancorp                                       144,100          8,516
First Tennessee National Corp.                             31,917          1,408
FleetBoston Financial Corp.                               267,085         11,658
Franklin Resources, Inc.                                   64,244          3,345
Golden West Financial Corp.                                38,411          3,964
Goldman Sachs Group, Inc.                                 119,900         11,838
Hartford Financial Services Group, Inc.                    71,488          4,220
Huntington Bancshares, Inc.                                59,354          1,335
J.P. Morgan Chase & Co.                                   517,014         18,990
Janus Capital Group, Inc.                                  60,619            995
Jefferson-Pilot Corp.                                      35,760          1,811
John Hancock Financial Services, Inc.                      72,978          2,737
KeyCorp                                                   105,809          3,102
Lehman Brothers Holdings, Inc.                             68,718          5,306
Lincoln National Corp.                                     45,731          1,846
Loews Corp.                                                47,514          2,350
Marsh & McLennan Cos., Inc.                               134,136          6,424
Marshall & Ilsley Corp.                                    57,992          2,218
MBIA, Inc.                                                 36,758          2,177
MBNA Corp.                                                323,402          8,037
Mellon Financial Corp.                                    108,723          3,491
Merrill Lynch & Co., Inc.                                 239,427         14,042
MetLife, Inc.                                             192,407          6,478
MGIC Investment Corp.                                      24,962          1,421
Moody's Corp.                                              37,865          2,293
Morgan Stanley                                            274,443         15,882
National City Corp.                                       153,791          5,220
North Fork Bancorp, Inc.                                   38,090          1,541
Northern Trust Corp.                                       55,540          2,578
Plum Creek Timber Co., Inc.                                46,180          1,406

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
FINANCIALS - (CONTINUED)
PNC Financial Services Group, Inc.                         70,047   $      3,834
Principal Financial Group, Inc.                            81,550          2,697
Progressive Corp.                                          54,647          4,568
ProLogis                                                   45,200          1,450
Providian Financial Corp. (a)                              73,473            855
Prudential Financial, Inc.                                136,700          5,710
Regions Financial Corp.                                    56,389          2,098
SAFECO Corp.                                               36,364          1,416
Simon Property Group, Inc.                                 48,263          2,237
SLM Corp.                                                 113,942          4,293
SouthTrust Corp.                                           83,779          2,742
St. Paul Cos., Inc.                                        58,828          2,333
State Street Corp. (Note 4)                                84,525          4,402
SunTrust Banks, Inc.                                       71,172          5,089
Synovus Financial Corp.                                    77,604          2,244
T. Rowe Price Group, Inc.                                  31,490          1,493
Torchmark Corp.                                            28,776          1,310
Travelers Property Casualty Corp. Class B                 253,956          4,310
U.S. Bancorp                                              488,661         14,552
Union Planters Corp.                                       49,344          1,554
UnumProvident Corp.                                        74,435          1,174
Wachovia Corp.                                            335,326         15,623
Washington Mutual, Inc.                                   227,713          9,136
Wells Fargo Co.                                           428,811         25,253
XL Capital, Ltd. Class A                                   34,632          2,686
Zions Bancorp                                              23,219          1,424
                                                                    ------------
                                                                         538,469
                                                                    ------------
HEALTH CARE - 12.8%
Abbott Laboratories                                       396,167         18,461
Aetna, Inc.                                                38,532          2,604
Allergan, Inc.                                             33,191          2,549
AmerisourceBergen Corp.                                    28,216          1,584
Amgen, Inc. (a)                                           326,875         20,201
Anthem, Inc. (a)                                           35,700          2,677
Applera Corp. - Applied Biosystems Group                   52,567          1,089
Bausch & Lomb, Inc.                                        13,825            718
Baxter International, Inc.                                155,626          4,750
Becton, Dickinson & Co.                                    64,929          2,671
Biogen Idec, Inc. (a)                                      82,673          3,041
Biomet, Inc.                                               64,441          2,346
Boston Scientific Corp. (a)                               207,396          7,624
Bristol-Myers Squibb Co.                                  491,317         14,052
C.R. Bard, Inc.                                            13,097          1,064
Cardinal Health, Inc.                                     109,566          6,701
Chiron Corp. (a)                                           47,844          2,727
CIGNA Corp.                                                36,289          2,087
Eli Lilly & Co.                                           284,497         20,009
Express Scripts, Inc (a)                                   19,900          1,322
Forest Laboratories, Inc. (a)                              92,506          5,717
Genzyme Corp. (a)                                          57,105          2,818
Guidant Corp.                                              77,964          4,693
HCA, Inc.                                                 125,359          5,385
Health Management Associates, Inc. Class A                 62,198          1,493
Humana, Inc. (a)                                           40,925   $        935
IMS Health, Inc.                                           60,181          1,496
Johnson & Johnson                                         752,346         38,866
King Pharmaceuticals, Inc. (a)                             63,532            969
Manor Care, Inc.                                           23,151            800
McKesson Corp.                                             73,831          2,374
Medco Health Solutions, Inc. (a)                           68,172          2,317
MedImmune, Inc. (a)                                        62,265          1,582
Medtronic, Inc.                                           307,102         14,928
Merck & Co., Inc.                                         563,903         26,052
Millipore Corp. (a)                                        11,728            505
Pfizer, Inc.                                            1,934,674         68,352
Quest Diagnostics, Inc. (a)                                27,000          1,974
Schering-Plough Corp.                                     371,824          6,466
St. Jude Medical, Inc. (a)                                 43,597          2,675
Stryker Corp.                                              50,404          4,285
Tenet Healthcare Corp. (a)                                119,909          1,925
UnitedHealth Group, Inc.                                  148,484          8,639
Watson Pharmaceuticals, Inc. (a)                           27,003          1,242
WellPoint Health Networks, Inc. (a)                        38,389          3,723
Wyeth                                                     337,431         14,324
Zimmer Holdings, Inc. (a)                                  61,120          4,303
                                                                    ------------
                                                                         347,115
                                                                    ------------
INDUSTRIALS - 10.5%
3M Co.                                                    198,884         16,911
Allied Waste Industries, Inc. (a)                          82,667          1,147
American Power Conversion Corp. (a)                        50,067          1,224
American Standard Cos., Inc. (a)                           18,307          1,844
Apollo Group, Inc. (a)                                     44,875          3,051
Avery Dennison Corp.                                       28,670          1,606
Boeing Co.                                                213,045          8,978
Burlington Northern Santa Fe Corp.                         94,750          3,065
Caterpillar, Inc.                                          87,885          7,296
Cendant Corp. (a)                                         256,322          5,708
Cintas Corp.                                               43,082          2,160
Cooper Industries, Ltd.                                    23,421          1,357
Crane Co.                                                  15,002            461
CSX Corp.                                                  54,724          1,967
Cummins, Inc.                                              11,273            552
Danaher Corp.                                              38,813          3,561
Deere & Co.                                                60,641          3,945
Delta Air Lines, Inc.                                      31,293            370
Deluxe Corp.                                               12,720            526
Dover Corp.                                                51,413          2,044
Eaton Corp.                                                19,039          2,056
Emerson Electric Co.                                      106,535          6,898
Equifax, Inc.                                              35,969            881
FedEx Corp.                                                75,446          5,093
Fluor Corp.                                                20,406            809
General Dynamics Corp.                                     50,006          4,520
General Electric Co. (e)                                2,545,623         78,863
Goodrich Co.                                               30,855            916
H&R Block, Inc.                                            45,910          2,542
Honeywell International, Inc.                             218,242          7,296

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
INDUSTRIALS - (CONTINUED)
Illinois Tool Works, Inc.                                  77,964   $      6,542
Ingersoll-Rand Co. Class A                                 44,550          3,024
ITT Industries, Inc.                                       23,902          1,774
Lockheed Martin Corp.                                     114,071          5,863
Masco Corp.                                               116,974          3,206
Monster Worldwide, Inc. (a)                                28,492            626
Navistar International Corp. (a)                           17,880            856
Norfolk Southern Corp.                                     99,661          2,357
Northrop Grumman Corp.                                     46,339          4,430
PACCAR, Inc.                                               29,647          2,524
Pall Corp.                                                 31,474            844
Parker-Hannifin Corp.                                      30,023          1,786
Pitney Bowes, Inc.                                         59,839          2,431
Power-One, Inc. (a)                                        21,100            229
R.R. Donnelley & Sons Co.                                  28,360            855
Raytheon Co.                                              106,314          3,194
Robert Half International, Inc. (a)                        43,214          1,009
Rockwell Automation, Inc.                                  47,820          1,702
Rockwell Collins, Inc.                                     44,819          1,346
Ryder Systems, Inc.                                        15,680            535
Southwest Airlines Co.                                    202,140          3,263
Textron, Inc.                                              34,275          1,956
Thomas & Betts Corp. (a)                                   16,142            369
Tyco International, Ltd.                                  506,448         13,421
Union Pacific Corp.                                        64,540          4,484
United Parcel Service, Inc. Class B                       284,900         21,239
United Technologies Corp.                                 119,157         11,292
W.W. Grainger, Inc.                                        22,809          1,081
Waste Management, Inc.                                    147,279          4,359
                                                                    ------------
                                                                         284,244
                                                                    ------------
INFORMATION TECHNOLOGY - 17.0%
ADC Telecommunications, Inc. (a)                          211,127            627
Adobe Systems, Inc.                                        59,571          2,341
Advanced Micro Devices, Inc. (a)                           87,384          1,302
Agilent Technologies, Inc. (a)                            120,127          3,513
Altera Corp. (a)                                           96,878          2,199
Analog Devices, Inc.                                       93,561          4,271
Andrew Corp. (a)                                           41,127            473
Apple Computer, Inc. (a)                                   91,346          1,952
Applied Materials, Inc. (a)                               421,161          9,455
Applied Micro Circuits Corp. (a)                           77,142            461
Autodesk, Inc.                                             30,015            738
Automatic Data Processing, Inc.                           150,438          5,959
Avaya, Inc. (a)                                           105,615          1,367
BMC Software, Inc. (a)                                     57,336          1,069
Broadcom Corp. (a)                                         75,746          2,582
CIENA Corp. (a)                                           119,488            793
Cisco Systems, Inc. (a)                                 1,749,859         42,504
Citrix Systems, Inc. (a)                                   41,653            884
Computer Associates International, Inc.                   148,144          4,050
Computer Sciences Corp. (a)                                47,982          2,122
Compuware Corp. (a)                                        95,257            575
Comverse Technology, Inc. (a)                              47,738   $        840
Concord EFS, Inc. (a)                                     120,040          1,781
Convergys Corp. (a)                                        36,005            629
Corning, Inc. (a)                                         340,285          3,549
Dell, Inc. (a)                                            648,891         22,036
Electronic Arts, Inc. (a)                                  76,400          3,650
Electronic Data Systems Corp.                             121,786          2,989
EMC Corp. (a)                                             608,341          7,860
First Data Corp.                                          184,502          7,581
Fiserv, Inc. (a)                                           49,147          1,942
Gateway, Inc. (a)                                          82,065            378
Hewlett-Packard Co.                                       772,619         17,747
Intel Corp.                                             1,655,903         53,320
International Business Machines Corp.                     436,118         40,419
Intuit, Inc. (a)                                           50,051          2,648
Jabil Circuit, Inc. (a)                                    49,813          1,410
JDS Uniphase Corp. (a)                                    362,319          1,323
KLA Tencor Corp. (a)                                       49,464          2,902
Lexmark International Group, Inc. Class A(a)               32,602          2,564
Linear Technology Corp.                                    78,875          3,318
LSI Logic Corp. (a)                                        96,135            853
Lucent Technologies, Inc. (a)                           1,060,672          3,012
Maxim Integrated Products, Inc.                            84,056          4,186
Mercury Interactive Corp. (a)                              21,548          1,048
Micron Technology, Inc. (a)                               155,632          2,096
Microsoft Corp. (e)                                     2,741,204         75,493
Molex, Inc.                                                48,110          1,679
Motorola, Inc.                                            589,298          8,292
National Semiconductor Corp. (a)                           46,609          1,837
NCR Corp. (a)                                              23,992            931
Network Appliance, Inc. (a)                                87,867          1,804
Novell, Inc. (a)                                           93,442            983
Novellus Systems, Inc. (a)                                 39,469          1,660
NVIDIA Corp. (a)                                           40,351            938
Oracle Corp. (a)                                        1,324,338         17,481
Parametric Technology Corp. (a)                            59,341            234
Paychex, Inc.                                              95,227          3,543
PeopleSoft, Inc. (a)                                       92,323          2,105
PerkinElmer, Inc.                                          32,157            549
PMC-Sierra, Inc. (a)                                       44,724            901
QLogic Corp. (a)                                           23,845          1,230
QUALCOMM, Inc.                                            202,639         10,928
Sabre Holdings Corp. Class A                               38,324            827
Sanmina-SCI Corp. (a)                                     128,958          1,626
Scientific-Atlanta, Inc.                                   39,868          1,088
Siebel Systems, Inc. (a)                                  128,558          1,783
Solectron Corp. (a)                                       210,214          1,242
Sun Microsystems, Inc. (a)                                825,388          3,706
SunGard Data Systems, Inc. (a)                             72,350          2,005
Symantec Corp. (a)                                         77,700          2,692
Symbol Technologies, Inc.                                  58,485            988
Tektronix, Inc. (a)                                        21,029            665
Tellabs, Inc. (a)                                         104,775            883
Teradyne, Inc. (a)                                         50,292          1,280
Texas Instruments, Inc.                                   438,403         12,880

                                                                       MARKET
                                                                       VALUE
                                                        SHARES         (000)
                                                     ------------   ------------
INFORMATION TECHNOLOGY - (CONTINUED)
Thermo Electron Corp. (a)                                  41,129   $      1,037
Unisys Corp. (a)                                           85,779          1,274
VERITAS Software Corp. (a)                                109,083          4,054
Waters Corp. (a)                                           31,157          1,033
Xerox Corp. (a)                                           199,842          2,758
Xilinx, Inc. (a)                                           86,704          3,359
Yahoo!, Inc. (a)                                          166,390          7,516
                                                                    ------------
                                                                         462,602
                                                                    ------------
MATERIALS - 3.0%
Air Products & Chemicals, Inc.                             58,189          3,074
Alcoa, Inc.                                               219,046          8,324
Allegheny Technologies, Inc.                               17,729            234
Ball Corp.                                                 14,285            851
Bemis Co., Inc.                                            13,464            673
Boise Cascade Corp.                                        21,519            707
Dow Chemical Co.                                          233,099          9,690
E.I. Du Pont de Nemours & Co.                             252,439         11,584
Eastman Chemical Co.                                       20,062            793
Ecolab, Inc.                                               65,426          1,791
Engelhard Corp.                                            33,330            998
Freeport-McMoRan Copper & Gold, Inc. Class B               43,114          1,816
Georgia-Pacific Group                                      64,340          1,973
Great Lakes Chemical Corp.                                 12,803            348
Hercules, Inc. (a)                                         28,098            343
International Flavors & Fragrances, Inc.                   24,704            863
International Paper Co.                                   122,756          5,292
Louisiana Pacific Corp. (a)                                26,459            473
MeadWestvaco Corp.                                         52,488          1,562
Monsanto Co.                                               65,946          1,898
Newmont Mining Corp.                                      109,342          5,315
Nucor Corp.                                                20,202          1,131
Pactiv Corp. (a)                                           40,964            979
Phelps Dodge Corp. (a)                                     23,005          1,750
PPG Industries, Inc.                                       43,290          2,771
Praxair, Inc.                                              82,120          3,137
Rohm & Haas Co.                                            56,696          2,422
Sealed Air Corp. (a)                                       21,136          1,144
Sigma Aldrich Corp.                                        17,993          1,029
Temple-Inland, Inc.                                        14,314            897
United States Steel Corp.                                  26,002            911
Vulcan Materials Co.                                       25,496          1,213
Weyerhaeuser Co.                                           55,524          3,554
Worthington Industries, Inc.                               21,829            394
                                                                    ------------
                                                                          79,934
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.3%
Alltel Corp.                                               78,798          3,670
AT&T Corp.                                                199,647          4,053
AT&T Wireless Services, Inc. (a)                          694,238          5,547
BellSouth Corp.                                           468,128         13,248
CenturyTel, Inc.                                           36,608          1,194
Citizens Communications Co. (a)                            72,077            895
Nextel Communications, Inc. Class A(a)                    278,336          7,810
Qwest Communications International, Inc. (a)              434,922   $      1,879
SBC Communications, Inc.                                  839,004         21,873
Sprint Corp. (Fon Group)                                  228,384          3,750
Sprint Corp. (PCS Group) (a)                              267,678          1,504
Verizon Communications, Inc.                              699,898         24,553
                                                                    ------------
                                                                          89,976
                                                                    ------------
UTILITIES - 2.7%
AES Corp. (a)                                             155,914          1,472
Allegheny Energy, Inc. (a)                                 31,899            407
Ameren Corp.                                               41,442          1,906
American Electric Power Co., Inc.                         100,554          3,068
Calpine Corp. (a)                                         114,452            550
CenterPoint Energy, Inc.                                   77,193            748
Cinergy Corp.                                              45,958          1,784
CMS Energy Corp.                                           36,505            311
Consolidated Edison, Inc.                                  57,022          2,452
Constellation Energy Group, Inc.                           42,303          1,657
Dominion Resources, Inc.                                   82,987          5,297
DTE Energy Co.                                             43,746          1,724
Duke Energy Corp.                                         229,477          4,693
Dynegy, Inc. Class A                                       94,930            406
Edison International (a)                                   82,662          1,813
El Paso Corp.                                             153,494          1,257
Entergy Corp.                                              58,843          3,362
Exelon Corp.                                               82,689          5,487
FirstEnergy Corp.                                          83,512          2,940
FPL Group, Inc.                                            46,489          3,041
KeySpan Corp.                                              40,206          1,480
Kinder Morgan, Inc.                                        31,038          1,834
NICOR, Inc.                                                11,213            382
NiSource, Inc.                                             65,967          1,447
Peoples Energy Corp.                                        9,331            392
PG&E Corp. (a)                                            106,123          2,947
Pinnacle West Capital Corp.                                23,081            924
PPL Corp.                                                  45,768          2,002
Progress Energy, Inc.                                      61,808          2,797
Public Service Enterprise Group, Inc.                      60,722          2,660
Sempra Energy                                              56,689          1,704
Southern Co.                                              185,258          5,604
TECO Energy, Inc.                                          50,776            732
TXU Corp.                                                  81,548          1,934
Williams Cos., Inc.                                       135,837          1,334
Xcel Energy, Inc.                                         100,397          1,705
                                                                    ------------
                                                                          74,253
                                                                    ------------

TOTAL COMMON STOCKS
(cost $2,242,328,348)                                                  2,608,229
                                                                    ------------

                                                         PAR           MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                     ------------   ------------
GOVERNMENT AND AGENCY SECURITIES - 0.2%
United States Treasury Bill (b) (c)
0.87% due 03/11/04                                   $      5,910   $      5,900
                                                                    ------------

TOTAL GOVERNMENT AND AGENCY SECURITIES
(cost $5,900,002)                                                          5,900
                                                                    ------------

                                                        SHARES
                                                        (000)
                                                     ------------
SHORT TERM INVESTMENTS - 4.6%
AIM Short Term Investment Prime Portfolio                  53,762         53,762
Federated Money Market Obligations Trust                      482            482
State Street Navigator Securities Lending Prime
  Portfolio (d)                                            71,147         71,147
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
(cost $125,390,378)                                                      125,391
                                                                    ------------

TOTAL INVESTMENTS - 100.9%
(identified cost $2,373,618,729)                                       2,739,520
OTHER ASSETS AND LIABILITIES NET - (0.9)%                                (24,848)
                                                                    ------------
NET ASSETS - 100%                                                   $  2,714,672
                                                                    ============

(a)  Non-income producing security.
(b) Security held as collateral in relation to initial margin requirements on futures contracts.
(c)  Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.
(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

SCHEDULE OF FUTURES CONTRACTS

                                                        NUMBER       UNREALIZED
                                                          OF        APPRECIATION
                                                      CONTRACTS         (000)
                                                     ------------   ------------
S&P 500 Financial Futures Contracts (long)
  Expiration date 03/2004                                     387   $      2,016
                                                                    ------------
Total unrealized appreciation on open futures
  contracts purchased                                               $      2,016
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
(Amounts in thousands)

ASSETS
Unaffiliated investments at market (identified cost $2,299,614) - including
  $78,107 of securities loaned (Note 2)                                            $  2,663,971
Affiliated investments at market (identified cost $ 74,005) (Note 4)                     75,549
Receivables:
  Investment securities sold                                                             42,495
  Dividends and interest                                                                  3,624
  Daily variation margin on futures contracts                                               281
                                                                                   ------------
    Total assets                                                                      2,785,920

LIABILITIES
Payables:
  Due upon return of securities loaned                                                   71,147
  Management fees (Note 4)                                                                  101
                                                                                   ------------
    Total liabilities                                                                    71,248
                                                                                   ------------
NET ASSETS                                                                         $  2,714,672
                                                                                   ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                    $  2,346,755
Net unrealized appreciation on investments and futures contracts                        367,917
                                                                                   ------------
NET ASSETS                                                                         $  2,714,672
                                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income - unaffiliated issuers                                                     $     39,328
  Dividend income - non-controlled affiliated issuers                                                  44
  Interest                                                                                            827
  Security lending income (Notes 2 and 4)                                                              82
                                                                                             ------------
    Total Investment Income                                                                        40,281

EXPENSES
  Management fees (Note 4)                                                    $      1,017
                                                                              ------------
    Total Expenses                                                                                  1,017
                                                                                             ------------
NET INVESTMENT INCOME                                                                              39,264
                                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                                     (107,517)
  Futures contracts                                                                 16,773
                                                                              ------------
                                                                                                  (90,744)

Net change in unrealized appreciation (depreciation) on:
  Investments                                                                      638,263*
  Futures contracts                                                                  2,832
                                                                              ------------
                                                                                                  641,095
                                                                                             ------------
Net realized and unrealized gain                                                                  550,351
                                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $    589,615
                                                                                             ============

*Excludes unrealized depreciation of $1,680 on contributed securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                           FOR THE YEAR         FOR THE YEAR
                                                                               ENDED                ENDED
                                                                         DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                                  $          39,264    $          34,956
  Net realized loss on investments, futures contracts,
    and withdrawals in-kind                                                        (90,744)             (70,428)
  Net change in unrealized appreciation (depreciation)                             641,095             (532,213)
                                                                         -----------------    -----------------
    Net increase (decrease) in net assets resulting from operations                589,615             (567,685)
                                                                         -----------------    -----------------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                                      547,305              557,561
  Contributions in-kind                                                             19,659               41,343
  Fair value of withdrawals                                                       (434,455)            (520,988)
  Withdrawals in-kind                                                                    -             (209,981)
                                                                         -----------------    -----------------
    Net increase (decrease) in net assets from capital transactions                132,509             (132,065)
                                                                         -----------------    -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                        722,124             (699,750)

NET ASSETS
Beginning of year                                                                1,992,548            2,692,298
                                                                         -----------------    -----------------
End of year                                                              $       2,714,672    $       1,992,548
                                                                         =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                        YEAR           YEAR            YEAR           PERIOD
                                                        ENDED          ENDED           ENDED           ENDED
                                                      12/31/03       12/31/02        12/31/01        12/31/00*
                                                     -----------    -----------     -----------     -----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)             $ 2,714,672    $ 1,992,548     $ 2,692,298     $ 2,957,271

  Ratios to average net assets:
    Operating expenses                                     0.045%         0.045%          0.045%          0.045%+
    Net investment income                                   1.74%          1.57%           1.34%           1.14%+
    Portfolio turnover rate**                                 12%            13%             14%             18%++
    Total return (a)                                       28.62%        (22.16%)        (11.94%)         (2.41%)++

----------
* The Portfolio commenced operations on March 1, 2000.
** The Portfolio turnover rate excludes in-kind security transactions. + Annualized.
++ Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION
The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2003, only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES
The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2003, the earned income for the Portfolio and State Street was $81,642 and $27,214, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned amounted to $78,107,395. The loans were collateralized with cash of $71,146,646, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $3,321,220 and $5,646,074, respectively.

3. SECURITIES TRANSACTIONS
For the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $406,389,749 and $259,097,959, respectively. The aggre-grate value of in-kind contributions and withdrawals were $19,659,189 and $0, respectively.

At December 31, 2003, the cost of investments computed on a federal income tax basis was $2,575,543,868. The aggregate gross unrealized appreciation and gross unrealized depreciation was $587,116,576 and $423,141,026, respectively, resulting in net appreciation of $163,975,550. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at December 31, 2003 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA. For the year ended December 31, 2003, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $366,175.

STATE STREET EQUITY 500 INDEX PORTFOLIO

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 6, 2004

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                              NUMBER OF
                                                                                               FUNDS IN          OTHER
                               POSITION(S)   TERM OF OFFICE                                  FUND COMPLEX    DIRECTORSHIPS
                                HELD WITH     AND LENGTH OF        PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
   NAME, ADDRESS, AND AGE         TRUST        TIME SERVED        DURING PAST FIVE YEARS       TRUSTEE          TRUSTEE
-----------------------------  ------------  ----------------  ----------------------------  ------------  -----------------
INDEPENDENT TRUSTEES:

Michael F. Holland             Trustee and   Term: Indefinite  Chairman, Holland &                14       Trustee, State
Holland & Company, LLC         Chairman of                     Company L.L.C.                              Street
375 Park Avenue                the Board     Elected: 7/99     (investment adviser)                        Institutional
New York, NY 10152                                             (1995 - present).                           Investment
Age: 59                                                                                                    Trust; Director
                                                                                                           of the Holland
                                                                                                           Series Fund,
                                                                                                           Inc.; and
                                                                                                           Director, The
                                                                                                           China Fund,
                                                                                                           Inc.

William L. Boyan               Trustee       Term: Indefinite  Trustee of Old Mutual South        14       Trustee, State
State Street Master Funds                                      Africa Master Trust                         Street
P.O. Box 5049                                Elected: 7/99     (investments) (1995 -                       Institutional
Boston, MA 02206                                               present); Chairman emeritus,                Investment
Age: 67                                                        Children's Hospital (1984 -                 Trust; and
                                                               present); Director, Boston                  Trustee, Old
                                                               Plan For Excellence                         Mutual South
                                                               (non-profit) (1994 -                        Africa Master
                                                               present); President and                     Trust
                                                               Chief Operations Officer,
                                                               John Hancock Mutual Life
                                                               Insurance Company (1959 -
                                                               1999). Mr. Boyan retired in
                                                               1999.

Rina K. Spence                 Trustee       Term: Indefinite  President of SpenceCare            14       Trustee, State
7 Acacia Street                                                International LLC (1998 -                   Street
Cambridge, MA 02138                          Elected: 7/99     present); Member of the                     Institutional
Age: 55                                                        Advisory Board, Ingenium                    Investment
                                                               Corp., (technology company)                 Trust; Director
                                                               (2001 - present); Chief                     of Berkshire
                                                               Executive Officer,                          Life Insurance
                                                               IEmily.com, (internet                       Company of
                                                               company (2000- 2001); Chief                 America; and
                                                               Executive Officer of                        Director,
                                                               Consensus Pharmaceutical,                   IEmily.com
                                                               Inc., (1998 - 1999);
                                                               Founder, President, and
                                                               Chief Executive Officer of
                                                               Spence Center for Woman's
                                                               Health (1994 - 1998);
                                                               Trustee, Eastern Enterprise,
                                                               (utilities) (1988 - 2000).

Douglas T. Williams            Trustee       Term: Indefinite  Executive Vice President           14       Trustee, State
State Street Master Funds                                      of Chase Manhattan Bank,                    Street
P.O. Box 5049                                Elected: 7/99     (1987 - 1999). Mr. Williams                 Insitutional
Boston, MA 02206                                               retired in 1999.                            Investment Trust
Age: 63

                                                                                              NUMBER OF
                                                                                               FUNDS IN          OTHER
                               POSITION(S)   TERM OF OFFICE                                  FUND COMPLEX    DIRECTORSHIPS
                                HELD WITH     AND LENGTH OF        PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
   NAME, ADDRESS, AND AGE         TRUST        TIME SERVED        DURING PAST FIVE YEARS       TRUSTEE          TRUSTEE
-----------------------------  ------------  ----------------  ----------------------------  ------------  -----------------
OFFICERS:

Donald A. Gignac               President     Term: Indefinite  Senior Vice President of           -               -
State Street Bank and Trust                                    State Street Bank and Trust
Company                                      Elected: 8/03     Company (2002 - present);
2 Avenue de Lafayette                                          Vice President of State
Boston, MA 02111                                               Street Bank and Trust
Age: 38                                                        Company (1993 to 2002).

Karen Gillogly                 Treasurer     Term: Indefinite  Vice President of State            -               -
State Street Bank and Trust                                    Street Bank and Trust
Company                                      Elected: 9/03     Company (1999- present);
One Federal Street                                             Audit Senior Manager, Ernst
Boston, MA 02110                                               & Young LLP(1998-1999).
Age: 37

Julie A. Tedesco               Secretary     Term: Indefinite  Vice President and Counsel         -               -
State Street Bank and Trust                                    of State Street Bank & Trust
Company                                      Elected: 5/00     Company (2000 - present);
One Federal Street                                             Counsel of First Data
Boston, MA 02110                                               Investor Services Group,
Age: 46                                                        Inc., (1994 - 2000).

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
COMMON STOCKS --95.5%
AUSTRALIA --4.6%
Alumina, Ltd.                                                 8,950     $     37,980
Amcor, Ltd.                                                   6,742           40,106
AMP, Ltd.                                                    14,501           54,822
Ansell, Ltd. (a)                                              1,323            7,166
Aristocrat Leisure, Ltd.                                      2,422            4,504
Australia & New Zealand
Banking Group, Ltd.                                          14,253          197,834
Australia Gas Light Co., Ltd.                                 3,568           31,383
Australian Stock Exchange, Ltd.                                 809           10,499
BHP Billiton, Ltd.                                           29,701          280,948
BlueScope Steel, Ltd.                                         6,207           28,303
Boral, Ltd.                                                   4,525           21,436
Brambles Industries, Ltd.                                     7,665           31,403
Centro Properties Group                                       5,296           17,162
Coca-Cola Amatil, Ltd.                                        3,592           18,264
Cochlear, Ltd.                                                  421            7,487
Coles Myer, Ltd.                                              8,650           52,057
Commonwealth Bank of Australia                                9,939          242,936
Commonwealth Property Office Fund                            10,336            9,330
Computershare, Ltd.                                           3,431            8,974
CSL, Ltd.                                                     1,496           23,085
CSR, Ltd.                                                     7,488           10,515
Deutsche Office Trust                                         9,100            7,793
Foster's Group, Ltd.                                         16,111           54,321
Futuris Corp., Ltd.                                           4,394            5,763
Gandel Retail Trust                                          10,178           10,915
General Property Trust                                       15,455           35,534
Harvey Norman Holdings, Ltd.                                  4,185            9,041
Iluka Resources, Ltd.                                         1,845            5,893
Insurance Australia Group, Ltd.                              13,338           46,309
Investa Property Group                                       11,028           16,592
James Hardie Industries NV                                    3,631           18,770
John Fairfax Holdings, Ltd.                                   6,876           17,985
Leighton Holdings, Ltd.                                       1,080            9,124
Lend Lease Corp.                                              3,024           23,098
Lion Nathan, Ltd.                                             2,329           10,818
Macquarie Bank, Ltd.                                          1,689           43,134
Macquarie Goodman Industrial Trust                           11,234           14,562
Macquarie Infrastructure Group                               15,270           34,873
Mayne Group, Ltd.                                             6,107           15,078
Mirvac Group                                                  5,372           19,107
National Australia Bank, Ltd.                                11,926          284,327
Newcrest Mining, Ltd.                                         2,591           22,990
News Corp., Ltd.                                             11,638          109,278
OneSteel, Ltd.                                                4,335            6,990
Orica, Ltd.                                                   2,201           23,452
Origin Energy, Ltd.                                           5,215           22,573
PaperlinX, Ltd.                                               3,262           11,326
Patrick Corp., Ltd.                                           3,943           15,181
Publishing & Broadcasting, Ltd.                               1,045            9,974
QBE Insurance Group, Ltd.                                     5,264           44,838
Rinker Group, Ltd.                                            7,491           40,631
Rio Tinto, Ltd.                                               2,468           68,779
Santos, Ltd.                                                  4,629           21,679
Sonic Healthcare, Ltd.                                        1,855     $     11,450
Southcorp, Ltd.                                               5,016           11,533
Stockland Trust Group                                         9,301           38,464
Suncorp-Metway, Ltd.                                          4,211           44,121
TAB, Ltd.                                                     3,576           12,554
TABCORP Holdings, Ltd.                                        3,292           28,752
Telstra Corp., Ltd.                                          17,338           63,943
Toll Holdings, Ltd.                                           1,725           12,923
Transurban Group (a)                                          3,699           12,843
Wesfarmers, Ltd.                                              2,985           63,335
Westfield Holdings, Ltd.                                      3,361           33,452
Westfield Trust                                              17,090           46,678
Westpac Banking Corp., Ltd.                                  14,164          184,141
WMC Resorces, Ltd. (a)                                        8,953           36,127
Woodside Petroleum, Ltd.                                      3,699           43,437
Woolworths, Ltd.                                              8,121           73,497
                                                                        ------------
                                                                           2,934,172
                                                                        ------------
AUSTRIA --0.2%
Bank Austria Creditanstalt (a)                                  308           16,456
Bohler-Uddeholm AG                                               65            4,927
Erste Bank der Oesterreichischen
Sparkassen AG                                                   251           35,054
Flughafen Wien AG                                                88            4,866
Immofinanz Immobilien
Anlagen AG (a)                                                1,605           12,663
Mayr-Melnhof Karton AG                                           35            4,264
Oesterreichische
Elektrizitaetswirtschafts AG                                     39            5,815
OM VAG                                                          113           18,217
RHI AG (a)                                                      150            3,224
Telekom Austria AG (a)                                        1,678           24,289
VA Technologie AG                                                76            3,090
Voest-Alpine AG                                                 183            8,379
Wienerberger Baustoffindustrie AG                               274            8,647
                                                                        ------------
                                                                             149,891
                                                                        ------------
BELGIUM --1.1%
Agfa Gevaert NV                                                 943           27,183
Barco NV                                                         73            6,640
Bekaert SA                                                      121            6,974
Cofinimmo                                                        41            6,042
Colruyt NV                                                      141           16,065
Compagnie Maritime Belge SA                                      28            2,928
Delhaize Le Lion SA                                             622           33,827
Dexia                                                         5,393           99,976
Electrabel SA                                                   253           83,775
Fortis                                                        8,723          201,701
Groupe Bruxelles Lambert SA                                     582           34,783
Interbrew                                                     1,272           38,247
KBC Banassurance Holding NV                                     763           43,571
Mobistar SA(a)                                                  184           12,311
Omega Pharma SA                                                 176            7,236
S.A. D'Ieteren NV                                                23            4,787
Solvay SA                                                       534           45,118
UCB SA                                                          737           27,270
Umicore                                                         182           12,200
                                                                        ------------
                                                                             710,634
                                                                        ------------

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
DENMARK --0.8%
A/S Dampskibsselskabet
Svendborg, Series B                                               9     $     75,630
A/S Det Ostasiatiske Kompagni                                   175            7,878
Bang & Olufsen A/S, Series B                                    100            5,294
Carlsberg A/S, Series B                                         200            9,804
Coloplast A/S, Series B                                         108           10,264
Danisco A/S                                                     455           22,380
Danske Bank A/S                                               4,162           97,499
DSV, Series B                                                   175            7,791
FLS Industries A/S, Series B (a)                                250            2,668
GN Store Nord A/S (a)                                         1,781           13,155
Group 4 Falck A/S                                               635           17,893
H. Lundbeck A/S                                                 584           11,733
ISS A/S                                                         361           20,164
Kobenhavns Lufthavne A/S                                         50            6,586
NKT Holding A/S                                                 150            3,076
Novo Nordisk A/S                                              2,157           99,981
Novozymes A/S, Series B                                         443           18,244
Tele Danmark A/S                                              1,103           44,414
Topdanmark A/S (a)                                              214           11,757
Vestas Wind Systems A/S                                       1,045           19,863
William Demant Holding A/S (a)                                  215            7,205
                                                                        ------------
                                                                             513,279
                                                                        ------------
FINLAND --1.9%
Amer Group, Ltd.                                                200            9,791
Elisa Communications Oyj (a)                                  1,161           19,546
Fortum Oyj                                                    2,912           30,827
KCI Konecranes International Oyj (a)                             66            2,337
Kesko Oyj                                                       500           10,033
Kone Corp.                                                      295           18,327
Metso Oyj                                                       902           12,081
Nokia Oyj                                                    40,352          883,922
Nokian Renkaat Oyj                                               76            6,423
Orion-Yhtyma Oyj, Series B                                      267            6,877
Outokumpu Oyj                                                   716            9,741
Pohjola Group PLC, Series B                                     150            4,180
Rautaruukki Oyj                                                 500            4,200
Sampo Oyj, Series A                                           2,373           26,625
Stora Enso Oyj, Series R                                      5,213           69,241
TietoEnator Oyj                                                 694           22,420
UPM-Kymmene Oyj                                               4,440           87,440
Uponor Oyj                                                      300            9,990
Wartsila Oyj, Series B                                          300            6,970
                                                                        ------------
                                                                           1,240,971
                                                                        ------------
FRANCE --9.2%
Accor SA                                                      1,501           65,853
Air France                                                      610           12,521
Alcatel SA, Series A                                          9,677          156,548
Alstom                                                        4,137           11,051
Atos Origin SA(a)                                               212           14,804
Autoroutes du Sud de la France (ASF)                            550           19,633
Aventis SA                                                    5,390          412,540
Axa                                                          11,192          256,984
BNP Paribas SA                                                6,447          407,329
Bouygues SA                                                   1,591     $     58,593
Business Objects SA(a)                                          527           15,964
Cap Gemini SA                                                   887           36,766
Carrefour SA                                                  4,544          245,880
Casino Guichard-Perrachon SA                                    297           29,448
CNP Assurances                                                  273           15,752
Compagnie de Saint-Gobain                                     2,481          130,242
Compagnie Generale des Establissements Michelin               1,080           52,066
Credit Agricole SA                                            2,867           73,738
Dassault Systemes SA                                            449           19,582
Essilor International SA                                        770           44,153
European Aeronautic Defence & Space Co.                       2,252           52,073
France Telecom SA                                             8,574          236,181
Gecina SA                                                       198           14,945
Groupe Danone                                                   976          170,139
Hermes International                                             73           14,449
Imerys SA                                                        63           13,800
Klepierre                                                       178           12,098
L'Air Liquide SA                                                792          140,327
L'Oreal SA                                                    2,681          220,355
Lafarge SA                                                    1,325          114,089
Lagardere S.C.A                                                 995           60,269
LVMH (Louis Vuitton Moet Hennessy)                            1,943          148,472
Pernod-Ricard SA                                                419           51,410
Pinault-Printemps-Redoute SA                                    534           57,658
PSA Peugoet Citroen                                           1,439           71,608
Publicis Groupe                                                 775           26,789
Renault SA                                                    1,356           94,603
Sagem SA                                                        144           16,130
Sanofi-Synthelabo SA                                          2,905          198,520
Schneider Electric SA(a)                                      1,644          109,283
Societe BIC SA                                                  259           11,196
Societe Generale                                              2,603          231,085
Societe Television Francaise 1                                  937           32,249
Sodexho Alliance SA                                             757           24,793
STMicroelectronics NV                                         4,645          120,334
Suez SA                                                       6,372          141,480
Technip SA                                                      151           21,013
Thales SA                                                       613           23,322
Thomson                                                       1,892           35,897
Total SA                                                      5,103          932,050
Unibail SA                                                      325           32,608
Valeo SA                                                        586           26,976
Veolia Environnement                                          1,928           57,613
Vinci SA                                                        530           48,138
Vivendi Universal SA                                          7,224          206,893
Wanadoo (a)                                                   2,965           32,309
Zodiac SA                                                       317            9,859
                                                                        ------------
                                                                           5,890,460
                                                                        ------------
GERMANY --6.1%
Adidas-Salomon AG                                               400     $     44,978
Allianz AG                                                    2,193          273,189
Altana AG                                                       550           33,683
BASF AG                                                       4,150          220,693

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
GERMANY --(CONTINUED)
Bayer AG                                                      5,050     $    143,061
Bayer Hypo-und Vereinsbank AG                                 2,834           62,185
Beiersdorf AG, Series A                                          98           10,764
Commerzbank AG                                                3,700           71,855
Continental AG                                                  953           39,040
DaimlerChrysler AG                                            6,606          296,717
Deutsche Bank AG                                              4,009          343,702
Deutsche Boerse AG                                              800           46,012
Deutsche Lufthansa AG                                         1,519           27,178
Deutsche Post AG                                              3,007           71,436
Deutsche Telekom AG                                          19,475          380,630
Douglas Holding AG                                              256            7,930
E.On AG                                                       4,800          324,442
Epcos AG (a)                                                    424           10,110
Fresenius Medical Care AG                                       291           19,503
Gehe AG                                                         228           11,955
HeidelbergCement AG                                             286           12,793
Hypo Real Estate Holding AG (a)                               1,007           28,777
Infineon Technologies AG (a)                                  3,612           51,207
KarstadtQuelle AG                                               365            9,156
Linde AG                                                        620           32,578
MAN AG                                                          808           28,281
Merck KGAA                                                      420           18,526
Metro AG                                                      1,112           49,754
MLP AG                                                          478           10,987
Muenchener Rueckversich AG                                    1,155          134,683
Puma AG                                                         100           20,491
RWE AG                                                        3,205          141,528
SAP AG                                                        1,572          248,058
Schering AG                                                   1,332           65,936
Siemens AG                                                    6,177          476,229
Suedzucker AG                                                   400            7,713
ThyssenKrupp AG                                               2,340           45,327
TUI AG                                                          952           21,907
Volkswagen AG                                                 1,729           81,205
                                                                        ------------
                                                                           3,924,199
                                                                        ------------
GREECE --0.5%
Alpha Bank AE                                                 1,394           42,158
Aluminum of Greece S.A.I.C                                       70            1,404
Bank of Piraeus SA                                            1,409           16,912
Coca-Cola Hellenic
Bottling Co. SA                                                 595           13,869
Commercial Bank of Greece                                       470           12,474
EFG Eurobank Ergasias                                         1,588           32,753
Folli-Follie                                                    120            3,575
Greek Organization of Football Prognostics                    1,340           24,774
Hellenic Duty Free Shops SA                                     200            4,115
Hellenic Petroleum SA                                           902            8,585
Hellenic Technodomiki TEVSA                                     536            2,930
Hellenic Telecommunications Organization SA                   2,118           31,843
Intracom SA                                                     653            4,203
National Bank of Greece SA                                    1,605           43,713
Public Power Corp. (PPC)                                        877           23,472
Technical Olympic SA                                            610            2,395
Titan Cement Co. SA                                             245     $     10,660
Viohalco Hellenic Copper and Aluminum Industry SA               836            5,692
                                                                        ------------
                                                                             285,527
                                                                        ------------
HONG KONG --1.5%
ASM Pacific Technology, Ltd.                                  1,000            4,535
Bank of East Asia, Ltd.                                       9,935           32,228
BOC Hong Kong (Holdings), Ltd.                               19,000           38,323
Cathay Pacific Airways, Ltd.                                  7,000           14,209
Cheung Kong (Holdings), Ltd.                                 11,000          104,929
Cheung Kong Infrastructure
(Holdings), Ltd.                                              3,000            7,651
CLPHoldings, Ltd.                                            13,100           67,487
Esprit Holdings, Ltd.                                         4,122           16,257
Giordano International, Ltd.                                 10,000            6,038
Hang Lung Properties, Ltd.                                    8,000           11,562
Hang Seng Bank, Ltd.                                          5,500           78,078
Henderson Land
Development Co., Ltd.                                         5,000           25,373
Hong Kong & China Gas Co., Ltd.                              26,183           45,243
Hong Kong Exchanges &
Clearing, Ltd.                                                8,000           21,223
Hongkong Electric Holdings, Ltd.                             10,000           42,909
Hopewell Holdings, Ltd.                                       4,000            7,785
Hutchison Whampoa, Ltd.                                      14,800          124,540
Hysan Development Co., Ltd.                                   4,378            8,240
Johnson Electronic Holdings, Ltd.                            10,500           12,613
Li & Fung, Ltd.                                              11,000           21,480
MTR Corp.                                                     9,363           14,856
New World Development Co., Ltd.                              11,028           11,901
PCCW, Ltd. (a)                                               23,133           18,129
Shangri-La Asia, Ltd.                                         6,260            5,871
Sino Land Co., Ltd.                                          10,441            7,109
SmarTone Telecommunications
Holdings, Ltd.                                                2,000            2,300
South China Morning Post
(Holdings), Ltd.                                              6,533            2,917
Sun Hung Kai Properties, Ltd.                                 9,000           88,452
Swire Pacific, Ltd.                                           6,500           45,928
Techtronic Industries Co., Ltd.                               3,090           10,242
Television Broadcast, Ltd.                                    2,000            9,764
Texwinca Holdings, Ltd.                                       4,000            2,903
Wharf (Holdings), Ltd.                                        9,000           28,097
Yue Yuen Industrial (Holdings), Ltd.                          3,321            9,600
                                                                        ------------
                                                                             948,772
                                                                        ------------
IRELAND --0.7%
Allied Irish Banks PLC                                        7,129          108,242
Bank of Ireland                                               8,218          107,520
CRH PLC                                                       4,425           92,368
DCC PLC                                                         703           10,482
Elan Corp. PLC (a)                                            3,241           45,706
Fyffes PLC                                                    2,618            5,530
Grafton Group PLC (a)                                         1,602           11,943
Greencore Group PLC                                           1,349            5,598
Independent News & Media PLC                                  4,628           11,616
Irish Life & Permanent PLC                                    2,267           36,899

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
IRELAND --(CONTINUED)
Kerry Group PLC                                               1,093     $     20,642
Ryanair Holdings PLC (a)                                      1,586            9,360
Waterford Wedgewood (a)                                       1,583              511
Waterford Wedgwood PLC                                        5,125            1,656
                                                                        ------------
                                                                             468,073
                                                                        ------------
ITALY --3.6%
Alleanza Assicurazioni SpA                                    3,652           42,880
Assicurazioni Generali SpA                                    7,507          202,872
Autogrill SpA(a)                                                872           12,232
Autostrade SpA(a)                                             1,568           28,620
Banca Fideuram SpA                                            2,306           14,412
Banca Intesa SpA                                              7,250           20,584
Banca Monte dei Paschi di Siena SpA                           8,509           27,753
Banca Nazionale del Lavoro (a)                               11,923           31,110
Banca Popolare di Milano                                      3,000           19,346
Banche Popolari Unite Scrl (a)                                2,488           44,175
Banco Popolare di Verona e Novara Scrl                        2,899           50,068
Benetton Group SpA                                              431            4,846
Bulgari SpA                                                   1,050            9,263
Capitalia SpA                                                 9,504           28,046
Enel SpA                                                     19,001          146,846
Eni                                                          20,384          399,409
Fiat SpA                                                      3,460           26,697
FinecoGroup SpA(a)                                           12,407            8,001
Finmeccanica SpA                                             46,251           39,422
Gruppo Editoriale L'Espresso SpA                              1,326            8,205
Intesabci SpA                                                27,683          102,844
Italcementi SpA                                                 500            6,101
Luxottica Group SpA                                           1,067           18,163
Mediaset SpA                                                  4,600           52,868
Mediobanca SpA                                                3,642           44,121
Mediolanum SpA                                                2,012           14,599
Mondadori (Arnoldo) Editore SpA                               1,010           10,065
Pirelli & Co. SpA                                            14,329           14,688
Riunione Adriatica di Sicurta SpA                             2,379           43,215
San Paolo - IMI SpA                                           7,969          102,480
Seat Pagine Gialle SpA(a)                                    25,430           25,530
Snam Rete Gas SpA                                             6,892           31,856
Sorin SpA                                                     1,387            4,024
Telecom Italia Media SpA(a)                                   9,613            4,634
Telecom Italia Mobile SpA                                    29,808          168,516
Telecom Italia SpA                                           72,530          228,000
Telecom Italia SpA(a)                                        45,405          100,702
Tiscali SpA(a)                                                1,445           10,000
UniCredito Italiano SpA                                      29,497          155,396
                                                                        ------------
                                                                           2,302,589
                                                                        ------------
JAPAN --20.2%
77 Bank, Ltd.                                                 3,000           16,282
ACOM Co., Ltd.                                                  590           35,532
ADERANS Co., Ltd.                                               300            6,041
Advantest Corp.                                                 500           37,205
AEON Co., Ltd.                                                1,900           69,037
Aeon Credit Service Co., Ltd.                                   200           11,166
Aiful Corp.                                                     350     $     30,880
Ajinomoto Co., Inc.                                           4,000           43,602
All Nippon Airways Co., Ltd. (ANA) (a)                        4,000           12,338
ALPS Electric Co., Ltd.                                       1,000           13,061
Amada Co., Ltd.                                               2,000           11,075
Anritsu Corp.                                                 1,000            8,082
Aoyama Trading Co., Ltd.                                        400            8,036
Ariake Japan Co., Ltd.                                          100            3,057
Asahi Breweries, Ltd.                                         3,100           30,444
Asahi Chemical Industry, Ltd.                                10,000           49,423
Asahi Glass Co., Ltd.                                         6,000           55,244
Asatsu-Dk, Inc.                                                 300            7,551
Autobacs Seven Co., Ltd.                                        200            5,025
Bandai Co., Ltd.                                                600           13,646
Bank of Fukuoka, Ltd.                                         4,000           16,182
Bank of Yokohama, Ltd.                                        8,000           33,388
Bellsystem24, Inc.                                               20            4,001
Benesse Corp.                                                   500           12,630
Bridgestone Corp.                                             5,000           73,815
Canon, Inc.                                                   7,000          341,479
Capcom Co., Ltd.                                                300            3,116
Casio Computer Co., Ltd.                                      2,000           20,666
Central Glass Co., Ltd.                                       1,000            6,498
Central Japan Railway Co.                                         7           60,608
Chiba Bank, Ltd.                                              5,000           20,090
Chubu Electric Power Co.                                      5,100          108,992
Chugai Pharmaceutical Co., Ltd.                               2,200           32,438
Citizen Watch Co., Ltd.                                       2,000           17,481
Coca-Cola West Japan Co., Ltd.                                  300            6,411
COMSYS Holdings Corp.                                         1,000            6,361
Credit Saison Co., Ltd.                                       1,100           29,247
CSK Corp.                                                       500           20,227
DAI Nippon Printing Co., Ltd.                                 5,000           77,796
Daicel Chemical Industries, Ltd.                              2,000            7,633
Daido Life Insurance Co.                                         10           31,118
Daiichi Pharmaceutical Co., Ltd.                              2,000           35,731
Daikin Industries, Ltd.                                       1,000           21,966
Daimaru, Inc.                                                 2,000           12,649
Dainippon Ink & Chemicals, Inc.                               5,000           10,800
Dainippon Screen MFG. Co., Ltd. (a)                           1,000            6,993
Daito Trust Construction Co., Ltd.                              700           24,153
Daiwa House Industry Co., Ltd.                                4,000           39,575
Daiwa Securities Group, Inc.                                 10,000           67,179
Denki Kagaku Kogyo Kabushiki Kaisha                           3,000            8,979
Denso Corp.                                                   3,900           81,562
Dentsu, Inc.                                                      2           10,159
Dowa Mining Co., Ltd.                                         2,000           11,203
East Japan Railway Co.                                           27          126,030
Ebara Corp.                                                   2,000            9,262
Eisai Co., Ltd.                                               1,800           48,847
FamilyMart Co., Ltd.                                            500           13,683
FANUC, Ltd.                                                   1,200           75,343
Fast Retailing Co., Ltd.                                        400           27,274
Fuji Electric Co., Ltd.                                       4,000            8,603

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
JAPAN --(CONTINUED)
Fuji Photo Film Co., Ltd.                                     4,000     $    124,840
Fuji Television Network, Inc.                                     2            8,768
Fujikura, Ltd.                                                3,000           14,580
Fujisawa Pharmaceutical Co., Ltd.                             2,100           50,453
Fujitsu, Ltd.                                                13,000           78,290
Furukawa Electric Co., Ltd.                                   4,000           14,314
Gunma Bank, Ltd.                                              3,000           13,591
Gunze, Ltd.                                                   2,000            8,622
Hankyu Department Stores, Inc.                                1,000            7,670
Hino Motors, Ltd.                                             2,000           12,997
Hirose Electric Co., Ltd.                                       200           22,076
Hitachi Cable, Ltd.                                           1,000            4,100
Hitachi Chemical Co., Ltd.                                      800           12,616
Hitachi Software Engineering Co., Ltd.                          200            5,244
Hitachi, Ltd.                                                23,000          150,092
Hokugin Financial Group, Inc.                                 6,000            7,633
Honda Motor Co., Ltd.                                         6,300          274,465
House Food Corp.                                                500            5,894
Hoya Corp.                                                      900           84,432
Isetan Co., Ltd.                                              1,300           14,920
Ishihara Sangyo Kaisha, Ltd. (a)                              2,000            4,082
Ishikawajima-Harima Heavy Industries Co., Ltd.                8,000           11,056
Ito En, Ltd.                                                    200            7,908
Ito-Yokado Co., Ltd.                                          3,000          113,125
Itochu Corp.                                                 11,000           37,553
Itochu Techno-Science Corp.                                     200            6,407
Jafco Co., Ltd.                                                 200           15,651
Japan Airlines System Corp.                                   5,000           15,834
Japan Real Estate Investment Corp.                                2           13,033
Japan Tobacco, Inc.                                               6           42,943
JFE Holding, Inc.                                             3,700           93,465
JGC Corp.                                                     2,000           20,026
Joyo Bank, Ltd.                                               6,000           19,440
JSR Corp.                                                     1,400           29,151
Kajima Corp.                                                  7,000           24,474
Kaken Pharmaceutical Co., Ltd.                                1,000            5,235
Kamigumi Co., Ltd.                                            2,000           13,418
Kanebo, Ltd. (a)                                              3,000            2,911
Kaneka Corp.                                                  2,000           17,188
Kansai Electric Power Co.                                     5,400           97,858
Kao Corp.                                                     4,000           84,386
Katokichi Co., Ltd.                                             300            5,110
Kawasaki Heavy Industries, Ltd.                              10,000           12,813
Kawasaki Kisen Kaisha, Ltd.                                   4,000           19,257
Keihin Electric Express Railway Co., Ltd.                     3,000           19,769
Keio Electric Railway Co., Ltd.                               4,000           22,003
Keyence Corp.                                                   300           61,862
Kikkoman Corp.                                                1,000            7,597
Kinden Corp.                                                  1,000            5,107
Kinki Nippon Railway Co., Ltd. (a)                           12,000           38,880
Kirin Brewery Co., Ltd.                                       6,000           54,695
Kokuyo Co., Ltd.                                                600            6,864
Komatsu, Ltd.                                                 8,000           48,618
Konami Co., Ltd.                                                700     $     18,195
Konica Corp.                                                  3,000           34,432
Koyo Seiko Co., Ltd.                                          1,000            9,784
Kubota Corp.                                                  8,000           36,390
Kuraray Co., Ltd.                                             3,000           23,751
Kurita Water Industries, Ltd.                                   800            9,248
Kyocera Corp.                                                 1,300           95,543
Kyowa Hakko Kogyo Co., Ltd.                                   3,000           19,028
Kyushu Electric Power Co.                                     3,300           57,446
Lawson, Inc.                                                    500           17,298
Mabuchi Motor Co., Ltd.                                         200           13,326
Makita Corp.                                                  1,000           11,880
Marubeni Corp.                                               10,000           20,135
Marui Co., Ltd.                                               2,700           39,786
Matsumotokiyoshi Co., Ltd.                                      400            9,866
Matsushita Electric Industrial Co., Ltd.                     16,400          239,110
Matsushita Electric Works, Ltd.                               3,000           26,771
Meiji Dairies Corp.                                           2,000            8,731
Meiji Seika Kaisha, Ltd.                                      2,000            8,805
Meitec Corp.                                                    300           10,599
Millea Holdings, Inc.                                            12          153,762
Minebea Co., Ltd.                                             3,000           13,893
Mitsubishi Chemical Corp.                                    13,000           33,077
Mitsubishi Corp.                                              8,000           78,931
Mitsubishi Electric Corp.                                    14,000           67,143
Mitsubishi Estate Co., Ltd.                                   8,000           93,136
Mitsubishi Gas Chemical Co., Inc.                             3,000            9,747
Mitsubishi Heavy Industries, Ltd.                            23,000           67,362
Mitsubishi Logistics Corp.                                    1,000            8,951
Mitsubishi Materials Corp. (a)                                7,000           13,646
Mitsubishi Rayon Co., Ltd.                                    4,000           13,875
Mitsubishi Tokyo Financial Group, Inc.                           33          253,714
Mitsui & Co., Ltd.                                           10,000           77,338
Mitsui Chemicals, Inc.                                        4,000           21,820
Mitsui Engineering & Shipbuilding Co., Ltd.                   5,000            8,054
Mitsui Fudosan Co., Ltd.                                      6,000           63,921
Mitsui Mining & Smelting Co., Ltd.                            4,000           15,889
Mitsui O.S.K. Lines, Ltd.                                     6,000           28,775
Mitsui Sumitomo Insurance Co., Ltd.                          10,400           91,378
Mitsui Trust Holdings, Inc.                                   4,300           19,284
Mitsukoshi, Ltd.                                              3,000           13,839
Mitsumi Electric Co., Ltd.                                      500            5,743
Mizuho Financial Group, Inc. (a)                                 49          147,547
Murata Manufacturing Co., Ltd.                                1,800          100,000
Namco, Ltd.                                                     300            7,386
NEC Corp.                                                    13,000           95,662
Net One Systems Co., Ltd.                                         1            7,047
NGK Insulators, Ltd.                                          2,000           14,955
NGK Spark Plug Co., Ltd.                                      1,000            8,521
Nichii Gakkan Co.                                               200            9,464
Nichirei Corp.                                                2,000            6,846
Nidec Corp.                                                     300           29,654
Nikko Cordial Corp.                                          10,000           54,823

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
JAPAN --(CONTINUED)
Nikon Corp. (a)                                               2,000     $     24,657
Nintendo Co., Ltd.                                              800           76,881
Nippon Building Fund, Inc.                                        2           12,978
Nippon Express Co., Ltd.                                      6,000           32,894
Nippon Kayaku Co., Ltd.                                       1,000            5,189
Nippon Meat Packers, Inc.                                     1,000           10,864
Nippon Mining Holdings, Inc.                                  4,000           13,948
Nippon Mitsubishi Oil Corp.                                  10,000           52,261
Nippon Sanso Corp.                                            2,000            8,878
Nippon Sheet Glass Co., Ltd.                                  3,000           10,681
Nippon Shokubai Co., Ltd.                                     1,000            6,928
Nippon Steel Corp.                                           44,000           86,180
Nippon Telegraph and Telephone Corp.                             42          194,509
Nippon Unipac Holding                                             7           32,418
Nippon Yusen Kabushiki Kaisha                                 7,000           30,368
Nishimatsu Construction Co., Ltd.                             2,000            7,066
Nissan Chemical Industries, Ltd.                              1,000            8,137
Nissan Motor Co., Ltd.                                       20,100          223,149
Nisshin Flour Milling Co., Ltd.                               1,000            9,006
Nisshinbo Industries, Inc.                                    1,000            5,299
Nissin Food Products Co., Ltd.                                  700           17,170
Nitto Denko Corp.                                             1,300           64,250
Nomura Research Institute, Ltd.                                 200           19,367
Nomura Securities Co., Ltd.                                  14,000          222,314
NSK, Ltd.                                                     3,000           12,713
NTN Corp.                                                     3,000           13,591
NTT Data Corp.                                                   10           36,335
NTT DoCoMo, Inc.                                                142          295,021
Obayashi Corp.                                                5,000           22,927
OJI Paper Co., Ltd.                                           6,000           35,420
Oki Electric Industry Co., Ltd. (a)                           4,000           17,792
Okumura Corp.                                                 1,000            4,759
Olympus Optical Co., Ltd.                                     2,000           41,644
Omron Corp.                                                   1,700           36,953
Onward Kashiyama Co., Ltd.                                    1,000           12,859
Oracle Corp., Japan                                             300           15,816
Oriental Land Co., Ltd.                                         400           24,639
ORIX Corp.                                                      600           55,189
Osaka Gas Co., Ltd.                                          16,000           46,129
Pioneer Corp.                                                 1,200           33,278
Promise Co., Ltd.                                               700           42,413
Q.P. Corp.                                                      900            7,290
Resona Holdings, Inc. (a)                                    37,000           41,992
Ricoh Co., Ltd.                                               5,000          101,135
Rohm Co., Ltd.                                                  900          101,730
Saizeriya Co., Ltd.                                             100            1,158
Sanden Corp.                                                  1,000            5,977
Sankyo Co., Ltd.                                              2,900           62,772
Sankyo Co., Ltd. NPV                                            400           14,205
Sanyo Electric Co., Ltd.                                     12,000           58,759
Sapporo Breweries, Ltd.                                       2,000            6,004
Secom Co., Ltd.                                               1,500           57,935
Sega Corp. (a)                                                  900            8,979
Seiko Epson Corp.                                               500           17,573
Seino Transportation Co., Ltd.                                1,000            8,658
Sekisui Chemical Co., Ltd.                                    3,000           15,486
Sekisui House, Ltd.                                           4,000     $     38,148
Seven-Eleven Japan Co., Ltd.                                  3,000           94,728
Sharp Corp.                                                   8,000          132,674
Shimachu Co., Ltd.                                              400            9,885
Shimamura Co., Ltd.                                             200           13,729
Shimano, Inc.                                                   600           13,235
Shimizu Corp.                                                 4,000           17,866
Shin-Etsu Chemical Co., Ltd.                                  2,900          112,804
Shionogi & Co., Ltd.                                          2,000           35,109
Shiseido Co., Ltd.                                            3,000           35,585
Shizuoka Bank, Ltd.                                           5,000           36,564
Showa Denko K.K.                                              8,000           16,035
Showa Shell Sekiyu K.K.                                       1,100            8,860
Skylark Co., Ltd.                                               700           11,840
SMC Corp.                                                       400           46,897
Snow Brand Milk Products Co., Ltd. (a)                        1,000            2,911
Softbank Corp.                                                1,800           66,557
Sompo Japan Insurance, Inc.                                   6,000           50,906
Sony Corp.                                                    7,100          289,822
Stanley Electric Co., Ltd.                                    1,200           20,428
Sumitomo Bakelite Co., Ltd.                                   1,000            5,867
Sumitomo Chemical Co., Ltd.                                   9,000           33,526
Sumitomo Corp.                                                6,000           46,678
Sumitomo Electric Industries, Ltd.                            5,000           42,879
Sumitomo Heavy Industries, Ltd. (a)                           4,000            8,933
Sumitomo Metal Industries, Ltd.                              25,000           23,568
Sumitomo Metal Mining Co., Ltd.                               4,000           24,748
Sumitomo Mitsui Financial Group, Inc.                            30          166,941
Sumitomo Osaka Cement Co., Ltd.                               3,000            6,288
Sumitomo Realty & Development Co., Ltd.                       3,000           29,187
Sumitomo Trust & Banking Co., Ltd.                            8,000           43,053
Suruga Bank, Ltd., ADR                                        2,000           12,026
Suzuken Co., Ltd.                                               300           10,571
Taiheiyo Cement Corp.                                         5,800           14,704
Taisei Corp.                                                  6,000           20,868
Taisho Pharmaceutical Co., Ltd.                               1,000           18,030
Taiyo Yuden Co., Ltd.                                         1,000           15,825
Takara Shuzo Co., Ltd.                                        1,000            8,695
Takashimaya Co., Ltd.                                         2,000           17,573
Takeda Chemical Industries, Ltd.                              6,800          280,066
Takefuji Corp.                                                  540           38,649
Takuma Co., Ltd.                                              1,000            6,736
TDK Corp.                                                       900           62,768
Teijin, Ltd.                                                  6,000           17,683
Teikoku Oil Co., Ltd.                                         2,000            9,336
Terumo Corp.                                                  1,400           29,151
THK Co., Ltd.                                                   800           14,022
TIS, Inc.                                                       300           11,862
Tobu Railway Co., Ltd.                                        6,000           22,570
Toda Corp.                                                    2,000            6,608
Toho Co., Ltd.                                                1,100           15,786
Tohoku Elecric Power Co., Inc.                                3,500           58,590
Tokyo Broadcasting System, Inc.                                 300            4,863
Tokyo Electric Power Co., Inc.                                9,300          204,283
Tokyo Electron, Ltd.                                          1,200           72,378

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
JAPAN --(CONTINUED)
Tokyo Gas Co., Ltd.                                          20,000     $     74,318
Tokyo Style Co., Ltd.                                         1,000           10,681
Tokyu Corp.                                                   8,000           42,980
TonenGeneral Sekiyu K.K.                                      2,000           16,053
Toppan Printing Co., Ltd.                                     5,000           58,530
Toray Industries, Inc.                                       10,000           38,074
Toshiba Corp.                                                22,000           90,408
Tosoh Corp.                                                   4,000           13,912
Tostem Inax Holding Corp.                                     2,000           35,420
Toto, Ltd.                                                    2,000           17,426
Toyo Seikan Kaisha, Ltd.                                      1,000           16,520
Toyo Suisan Kaisha, Ltd.                                      1,000           11,770
Toyobo Co., Ltd.                                              5,000           10,891
Toyoda Gosei Co., Ltd.                                          400           10,104
Toyota Industries Corp.                                       1,300           28,794
Toyota Motor Corp.                                           21,900          755,656
Trend Micro, Inc. (a)                                           500           15,468
Ube Industries, Ltd.                                          6,000            8,677
UFJ Holdings, Inc. (a)                                           28          125,572
Uni-Charm Corp.                                                 300           14,031
UNYCo., Ltd.                                                  1,000           11,258
Ushio, Inc.                                                   1,000           17,234
USS Co., Ltd.                                                   160           11,759
Wacoal Corp.                                                  1,000            8,988
West Japan Railway Co.                                            9           32,702
World Co., Ltd.                                                 300            9,665
Yakult Honsha Co., Ltd.                                       1,000           15,495
Yamada Denki Co., Ltd.                                          600           19,055
Yamaha Corp.                                                  1,300           24,094
Yamaha Motor Co., Ltd.                                        1,000           11,697
Yamanouchi Pharmaceutical Co., Ltd.                           2,500           83,745
Yamato Transport Co., Ltd.                                    3,000           42,943
Yamazaki Baking Co., Ltd.                                     1,000            8,731
Yokogawa Electric Corp.                                       2,000           27,146
                                                                        ------------
                                                                          12,887,732
                                                                        ------------
LUXEMBOURG --0.1%
Arcelor                                                       2,747           50,207
                                                                        ------------
NETHERLANDS --5.1%
ABN AMRO Holding NV                                          12,914          298,289
Aegon NV                                                     11,373          168,300
Akzo Nobel NV                                                 2,288           88,100
ASM Lithography Holding NV(a)                                 3,856           71,148
Corio NV                                                        362           15,369
DSM NV                                                          680           32,199
Elsevier NV                                                   5,285           72,495
Euronext NV                                                     726           19,782
Hagemeyer NV                                                  4,146            9,839
Heineken NV                                                   1,650           70,114
IHC Caland NV                                                   258           12,534
ING Groep NV                                                 14,751          360,697
Koninklijke (Royal) KPN NV(a)                                17,823          140,621
Koninklijke (Royal) Philips Electronics NV                   11,078          336,540
Koninklijke Ahold NV                                          9,144           76,008
Koninklijke Numico NV                                         1,259           41,485
Oce NV                                                          661           12,730
Qiagen NV(a)                                                  1,004     $     13,660
Rodamco Europe NV                                               377           23,417
Royal Dutch Petroleum Co.                                    17,538          865,101
Royal Vendex KBB NV                                             769           13,186
TNTPost Group NV                                              2,830           61,781
Unilever NV                                                   4,811          348,797
Vedior NV                                                       762           11,967
VNU NV                                                        1,892           61,638
Wereldhave NV                                                   166           13,788
Wolters Kluwer NV                                             2,282           40,745
                                                                        ------------
                                                                           3,280,330
                                                                        ------------
NEW ZEALAND --0.2%
Auckland International Airport, Ltd.                          2,438           11,147
Carter Holt Harvey, Ltd.                                      7,304            9,563
Contact Energy, Ltd.                                          2,416            8,347
Fisher & Paykel Appliances Holdings, Ltd., Series H           2,544            6,714
Fisher & Paykel Industries, Ltd.                                806            6,464
Fletcher Building, Ltd.                                       3,611           10,149
Fletcher Challenge Forests, Ltd. (a)                          1,876            1,710
Independent Newspapers, Ltd.                                  1,100            3,544
Sky City Entertainment Group, Ltd.                            3,502           10,323
Telecom Corp. of New Zealand, Ltd.                           16,047           63,031
Tower, Ltd.                                                   1,563            1,522
Warehouse Group, Ltd.                                         1,152            3,309
                                                                        ------------
                                                                             135,823
                                                                        ------------
NORWAY --0.5%
Aker Kvaerner ASA(a)                                            262            5,229
Den Norsske Bank                                              6,000           37,844
Frontline, Ltd.                                                 341           10,899
Norsk Hydro ASA                                               1,223           87,823
Norske Skogindustrier ASA                                       931           18,979
Orkla ASA                                                     1,592           45,231
Schibsted ASA                                                   400            7,841
Smedvig ASA, Series A                                           300            2,962
Statoil ASA                                                   3,758           44,576
Storebrand ASA(a)                                             1,658           11,282
Tandberg ASA(a)                                               1,046           10,030
Telenor ASA                                                   5,956           40,951
Tomra Systems ASA                                             1,501            9,787
                                                                        ------------
                                                                             333,434
                                                                        ------------
PORTUGAL --0.4%
Banco BPI SA                                                  3,196           12,787
Banco Comercial Portugues SA                                 16,436           41,456
Banco Espirito Santo SA, Registered                             883           15,601
Brisa-Auto Estrada de Portugal SA                             2,271           16,479
Cimpor-Cimentos de Portugal, SGPS, SA                         1,413            7,461
Electridade de Portugal SA                                   15,138           42,884
Jeronimo Martins SGPS SA(a)                                     242            2,917
Portugal Telecom SGPS SA                                      7,911           89,251
PTMultimedia-Servicos de
Telecomunicacoes e Multimedia SA(a)                             396            9,093
Sonae, S.G.P.S. SA                                            8,410           10,345
                                                                        ------------
                                                                             248,274

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
SINGAPORE --0.8%
Allgreen Properties, Ltd.                                     2,000     $      1,351
Capitaland, Ltd.                                              8,000            8,412
Chartered Semiconductor Manufacturing, Ltd. (a)              12,401           12,457
City Developments, Ltd.                                       3,487           13,725
ComfortDelGro Corp., Ltd. (a)                                15,000            8,327
Creative Technology, Ltd.                                       600            6,309
Cycle & Carriage, Ltd.                                          541            1,955
Datacraft Asia, Ltd. (a)                                      1,000            1,340
DBS Group Holdings, Ltd.                                      9,000           77,721
Fraser & Neave, Ltd.                                          1,082            9,026
Haw Par Corp., Ltd.                                             746            2,139
Keppel Corp., Ltd.                                            4,356           18,680
Keppel Land, Ltd.                                             2,000            2,256
Neptune Orient Lines, Ltd. (a)                                9,000           11,103
Oversea-Chinese Banking Corp., Ltd.                           8,365           62,409
Overseas Union Enterprise, Ltd.                                  69              265
Parkway Holdings, Ltd.                                        7,063            4,274
SembCorp Industries, Ltd.                                    11,000            9,241
SembCorp Logistics, Ltd.                                      2,000            2,409
SembCorp Marine, Ltd.                                         2,000            1,134
Singapore Airlines, Ltd.                                      4,394           29,943
Singapore Exchange, Ltd.                                      6,000            6,204
Singapore Land, Ltd.                                          1,000            2,420
Singapore Post, Ltd.                                         11,000            4,846
Singapore Press Holdings, Ltd.                                3,020           32,999
Singapore Technologies Engineering, Ltd.                     11,000           13,441
Singapore Telecommunications, Ltd.                           52,437           71,774
SMRT Corp., Ltd.                                              2,000              687
ST Assembly Test Services, Ltd. (a)                           6,000            6,626
United Overseas Bank, Ltd.                                   10,251           84,911
United Overseas Land, Ltd.                                    3,327            4,007
Venture Corp.                                                 2,000           25,261
Wing Tai Holdings, Ltd.                                       5,000            2,467
                                                                        ------------
                                                                             540,119
                                                                        ------------
SPAIN --3.5%
Acciona SA                                                      220           14,214
Acerinox SA                                                     380           17,422
Acesa Infraestructuras SA                                     1,687           26,977
ACS SA                                                          731           36,985
Aguas De Barcelona (a)                                            6               96
Altadis SA, Series A                                          2,127           68,448
Amadeus Global Travel Distribution SA, Series A               1,819           10,826
Antena 3 Television (a)                                         128            5,700
Banco Bilbao Vizcaya Argentaria SA                           24,835          342,518
Banco Popular Espanol SA                                      1,227           74,474
Banco Santander Central Hispano SA                           33,087          383,151
Corporacion Mapfre, Compania
Internacional de Reaseguros SA                                  630            9,252
Endesa SA                                                     6,938          135,772
Fomento de Construcciones y Contratas SA                        403     $     14,761
Gas Natural SDG SA                                            1,553           38,689
Grupo Ferrovial SA                                              487           17,766
Iberdrola SA                                                  5,908          121,856
Iberia Lineas Aereas de Espana SA                             3,519           12,243
Indra Sistemas SA                                               969           13,232
Industria de Diseno Textil, SA                                1,682           36,782
NH Hoteles SA(a)                                                645            7,549
Promotora de Informaciones SA                                   590           10,813
Repsol YPF SA                                                 7,059          144,718
Sociedad General de Aguas de Barcelona SA                       444            7,299
Telefonica Publicidad e Informacion SA                        1,278            9,972
Telefonica SA (a)                                            36,298          589,460
Union Electrica Fenosa SA                                     1,527           31,343
Vallehermoso SA                                                 758           12,969
Zeltia SA (a)                                                 1,161            7,761
                                                                        ------------
                                                                           2,203,048
                                                                        ------------
SWEDEN --2.0%
Alfa Laval AB                                                   462            6,206
Assa Abloy AB, Series B                                       2,116           27,856
Atlas Copco AB, Series A                                        785           28,103
Atlas Copco AB, Series B                                        500           16,321
Axfood AB                                                       165            4,189
Billerud Aktiebolag                                             411            6,349
Castellum AB                                                    281            6,644
Drott AB, Series B                                              500            9,235
Electrolux AB                                                 2,105           44,395
Eniro AB                                                      1,153           10,145
Gambro AB, Series A                                           1,200           10,156
Gambro AB, Series B                                             600            4,997
Getinge AB                                                    1,103           11,854
Hennes & Mauritz AB (H&M), Series B                           3,285           87,815
Hoganas AB, Series B                                            207            4,755
Holmen AB, Series B                                             300           10,397
Modern Times Group MTG AB (a)                                   375            8,488
Nobel Biocare Holding AG                                        140           17,960
Nordea AB                                                    16,150          111,728
OMHEK AB                                                        300            4,695
Sandvik AB                                                    1,500           48,058
SAS AB (a)                                                      530            4,877
Securitas AB, Series B                                        2,016           30,873
Skandia Forsakrings AB                                        5,878           25,978
Skandinaviska Enskilda Banken (SEB), Series A                 3,154           46,817
Skanska AB                                                    2,700           22,306
SKF AB, Series A                                                100            3,701
SKF AB, Series B                                                567           20,946
SSAB Svenskt Stal AB, Series A                                  400            7,201
SSAB Svenskt Stal AB, Series B                                  200            3,479
Svenska Cellulosa AB (SCA), Series B                          1,333           52,914

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
SWEDEN --(CONTINUED)
Svenska Handelsbanken AB, Series A                            3,851     $     72,424
Svenska Handelsbanken AB, Series B                              300            5,602
Swedish Match AB                                              2,205           21,031
Tele2 AB, Series B (a)                                          639           30,816
Telefonaktiebolaget LM Ericsson, New (a)                    101,392          295,560
Telia AB                                                     11,286           50,940
Trelleborg AB, Series B                                         500            9,168
Volvo AB, Series A                                              700           21,110
Volvo AB, Series B                                            1,585           49,823
WM-Data AB, Series B                                          2,000            5,400
                                                                        ------------
                                                                           1,261,312
                                                                        ------------
SWITZERLAND --7.4%
ABB, Ltd. (a)                                                14,595           88,371
Adecco SA                                                     1,098           54,595
Ciba Specialty Chemicals AG                                     577           41,433
Clariant AG                                                   1,162           17,475
Compagnie Financiere Richemont AG                             4,394          116,765
Credit Suisse Group                                          10,015          364,311
Geberit AG                                                       30           15,259
Givaudan SA                                                      61           31,219
Holcim, Ltd.                                                  1,265           65,588
Kudelski SA (a)                                                 275            8,954
Kuoni Reisen Holding AG, Series B                                25            9,134
Logitech International SA (a)                                   363           17,421
Lonza Group AG                                                  361           18,177
Nestle SA                                                     3,396          895,760
Novartis AG                                                  20,043          882,962
Roche Holding AG                                                269           38,125
Roche Holding AG, Bearer                                      5,913          609,900
Serono SA                                                        58           38,680
SGS Societe Generale de Surveillance Holding SA                  36           20,380
Sulzer AG                                                        29            7,307
Swatch Group AG, Registered                                     282           36,192
Swatch Group AG, Series B                                       461           11,833
Swiss Reinsurance Co.                                         2,711          195,099
Swisscom AG                                                     223           74,184
Syngenta AG                                                     900           62,395
Synthes-Stratec, Inc.                                            37           37,348
UBS AG                                                        9,934          729,768
Unaxis Holding AG                                                83           12,662
Valora Holding AG                                                34            8,848
Zurich Financial Services AG                                  1,212          198,493
                                                                        ------------
                                                                           4,708,638
                                                                        ------------
UNITED KINGDOM --25.1%
3i Group PLC                                                  4,945           59,604
Aegis Group PLC                                               8,948           17,893
Aggreko PLC                                                   2,059            5,884
Alliance Unichem PLC                                          1,974           19,672
AMEC PLC                                                      2,420           12,665
Amvescap PLC                                                  5,469           43,262
ARM Holdings PLC (a)                                          8,279           18,591
Associates British Ports Holdings PLC                         2,655     $     23,429
AstraZeneca Group PLC                                        13,820          654,516
Aviva PLC                                                    18,266          191,185
BAA PLC                                                       8,657           84,345
BAE Systems PLC                                              24,765           87,437
Balfour Beatty PLC                                            3,378           15,484
Barclays PLC                                                 53,027          476,046
Barratt Developments PLC                                      1,925           19,809
BBA Group PLC                                                 3,660           18,764
Berkeley Group PLC                                              925           15,570
BG Group PLC                                                 28,567          168,056
BHP Billiton PLC                                             19,975          183,124
BOC Group PLC                                                 4,027           69,539
Boots Group PLC                                               6,409           88,312
BPPLC (c)                                                   178,871        1,436,509
BPB PLC                                                       3,990           27,545
Brambles Industries PLC                                       5,857           22,771
British Airways PLC (a)                                       4,382           25,697
British America Tobacco PLC                                  12,797          195,214
British Land Co. PLC                                          3,954           47,329
British Sky Broadcasting PLC (a)                             10,189          136,332
BT Group PLC                                                 70,174          230,180
Bunzl PLC                                                     3,698           30,608
Cable & Wireless PLC                                         19,287           50,199
Cadbury Schweppes PLC                                        16,680          137,439
Canary Wharf Group PLC                                        3,788           19,543
Capita Group PLC                                              5,389           27,352
Carnival PLC                                                  1,348           62,716
Cattles PLC                                                   2,654           17,300
Celltech Group PLC (a)                                        2,246           16,881
Centrica PLC                                                 34,439          137,091
Close Brothers Group PLC                                      1,163           18,950
Cobham PLC                                                      898           20,915
Compass Group PLC                                            17,687          120,298
Daily Mail & General Trust                                    2,470           31,193
Davis Service Group PLC                                       1,623           11,867
De La Rue PLC                                                 1,472            8,496
Diageo PLC                                                   25,080          346,749
Dixons Group PLC                                             15,760           46,357
Electrocomponents PLC                                         3,522           22,893
EMAP PLC                                                      2,074           35,025
EMI Group PLC                                                 6,382           29,965
Enterprise Inns PLC                                           2,748           31,083
Exel PLC                                                      2,412           34,467
FirstGroup PLC                                                3,346           16,020
FKI PLC                                                       4,708           10,397
Friends Provident PLC                                        13,239           35,318
George Wimpey PLC                                             3,082           22,063
GKN PLC                                                       5,933           30,196
GlaxoSmithKline PLC                                          48,241        1,003,583
Great Portland Estates PLC                                    1,315            6,077
GUS PLC                                                       8,186          111,050
Hammerson PLC                                                 2,233           27,558
Hanson PLC                                                    5,964           48,090
Hays PLC                                                     13,338           34,654
HBOS PLC                                                     31,067          421,164
Hilton Group PLC                                             12,789           52,511

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
UNITED KINGDOM --(CONTINUED)
HSBC Holdings PLC (c)                                        87,973     $  1,429,344
IMI PLC                                                       2,850           18,657
Imperial Chemical Industries PLC                              9,641           42,135
Imperial Tobacco Group PLC                                    5,901          126,923
Intercontinental Hotels Group PLC (a)                         5,944           57,361
International Power PLC (a)                                   8,999           23,464
Invensys PLC                                                 46,028           19,433
ITV PLC (a)                                                  32,946           84,681
J Sainsbury PLC                                              11,760           65,309
Johnson Matthey PLC                                           1,776           30,289
Kelda Group PLC                                               3,159           26,147
Kesa Electricals PLC                                          4,286           21,635
Kidde PLC                                                     6,723           11,884
Kingfisher PLC                                               18,749          104,209
Land Securities Group PLC                                     3,768           77,059
Legal & General Group PLC                                    52,628           97,667
Liberty International PLC                                     2,022           27,505
Lloyds TSB Group PLC                                         45,240          375,915
LogicaCMG PLC                                                 6,062           34,425
Man Group PLC                                                 2,224           63,643
Marks & Spencer Group PLC                                    18,345           99,751
MFI Furniture Group PLC                                       4,959           13,597
Misys PLC                                                     4,515           19,020
Mitchells & Butlers PLC                                       4,196           18,494
National Grid Transco PLC                                    24,908          199,227
Next PLC                                                      2,230           57,566
Novar PLC                                                     3,484            8,761
Nycomed Amersham PLC                                          5,680           83,800
Pearson PLC                                                   6,488           74,651
Peninsular & Oriental Steam Navigation Co.                    5,963           25,397
Persimmon PLC                                                 2,176           23,058
Pilkington PLC                                                8,231           14,855
Provident Financial PLC                                       2,057           28,420
Prudential PLC                                               16,243          148,383
Rank Group PLC                                                4,816           28,086
Reckitt Benckiser PLC                                         4,865          126,940
Reed Elsevier PLC                                            10,265           94,439
Rentokil Initial PLC                                         14,852           53,884
Reuters Group PLC                                            11,594           84,128
Rexam PLC                                                     4,381           36,830
Rio Tinto PLC                                                 8,627          230,704
RMC Group PLC                                                 2,146           27,599
Rolls-Royce Group PLC                                        12,135           49,544
Royal & Sun Alliance Insurance Group PLC                     23,307           44,659
Royal Bank of Scotland Group PLC                             22,616          715,182
SABMiller PLC                                                 6,467           67,688
Safeway PLC                                                   8,559           48,366
Sage Group PLC                                                9,809           35,087
Schroders PLC                                                 1,006           12,658
Scottish & Newcastle PLC                                      6,484           51,140
Scottish & Southern Energy PLC                                6,952           88,311
ScottishPower PLC                                            15,020          102,159
Securicor PLC                                                 4,281           10,209
Serco Group PLC                                               3,519           13,714
Severn Trent PLC                                              2,785     $     38,298
Shell Transport & Trading Co. PLC                            78,240          534,328
Signet Group PLC                                             13,904           26,190
Slough Estates PLC                                            3,390           28,027
Smith & Nephew PLC                                            7,517           71,599
Smiths Group PLC                                              4,521           55,878
SSL International PLC                                         1,537            8,985
Stagecoach Holdings PLC                                       8,552           13,371
Tate & Lyle PLC                                               3,316           17,785
Taylor Woodrow PLC                                            4,695           23,569
Tesco PLC                                                    61,750          295,084
TI Automotive, Ltd., Class A(a)                               4,947                0
Tomkins PLC                                                   6,256           31,173
Unilever PLC                                                 22,385          233,674
United Business Media PLC                                     2,715           27,888
United Utilities PLC                                          4,506           42,229
United Utilities PLC, Class A                                 2,500           14,139
Vodafone Group PLC                                          551,783        1,374,719
Whitbread PLC                                                 2,396           32,860
William Hill PLC                                              3,414           31,488
Wolseley PLC                                                  4,700           70,956
WPP Group PLC                                                 9,547          106,658
Yell Group PLC                                                3,655           22,892
                                                                        ------------
                                                                          16,046,614
                                                                        ------------
TOTAL COMMON STOCKS
(Cost $44,773,256)                                                        61,064,098
                                                                        ------------
PREFERRED STOCKS --0.5%

AUSTRALIA --0.3%
News Corp., Ltd.                                             18,307          151,276
                                                                        ------------
GERMANY --0.2%
Fresenius Medical Care AG                                       202            9,158
Henkel KGAA                                                     448           37,846
Porsche AG                                                       61           35,498
ProSieben Sat.1 Media AG                                        599           12,652
RWE AG                                                          301           11,467
Volkswagen AG                                                   800           25,556
Wella AG                                                        100            9,165
                                                                        ------------
                                                                             141,342
                                                                        ------------
NEW ZEALAND --0.0%
Fletcher Challenge Forests, Ltd. (a)                          3,372            3,097
                                                                        ------------
SWITZERLAND --0.0%
Schindler Holding AG (a)                                         46           12,677
                                                                        ------------
TOTAL PREFERRED STOCKS
(Cost $225,820)                                                              308,392
                                                                        ------------

                                                                           MARKET
                                                          SHARES           VALUE
                                                       ------------     ------------
SHORT TERM INVESTMENTS --32.4%
UNITED STATES --32.4%
AIM Short Term Investment Prime Portfolio (c)             2,677,717     $  2,677,717
AIM Treasury Fund (c)                                     2,641,318        2,641,318
Federated Money Market Obligations Trust (c)              2,947,313        2,947,313
State Street Navigator Securities Lending Prime
Portfolio (b)                                            12,440,674       12,440,674
                                                                        ------------
                                                                          20,707,022

TOTAL SHORT TERM INVESTMENTS
(Cost $20,707,022)                                                        20,707,022
                                                                        ------------

TOTAL INVESTMENTS --128.4%
(Cost $65,706,098)                                                        82,079,512
                                                                        ------------
OTHER ASSETS AND
LIABILITIES (NET) --(28.4)%                                              (18,168,938)
                                                                        ------------
NET ASSETS --100.0%                                                     $ 63,910,574
                                                                        ============

(a)  Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.
(c) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

ABBREVIATIONS
ADR - American Depository Receipt
NPV- No Par Value
NV- Non-voting

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

     Financials                                   25.6%
     Consumer Discretionary                       12.9%
     Industrials                                   8.7%
     Health Care                                   8.5%
     Consumer Staples                              8.1%
     Telecommunication Services                    7.8%
     Energy                                        7.7%
     Materials                                     6.3%
     Information Technology                        5.7%
     Utilities                                     4.5%
     Cash, receivables, and other
      assets, less liabilities                     4.2%
                                               -------
                                                 100.0%
                                               -------

                                                        UNREALIZED
                                        NUMBER OF      APPRECIATION
                                        CONTRACTS     (DEPRECIATION)
                                        ---------     --------------
SCHEDULE OF FUTURES CONTRACTS (LONG)

SPI 200 Index Futures
  Expiration date 03/2004                       3     $        3,313
DAX Index Futures
  Expiration date 03/2004                       3               (266)
CAC 40 Euro Futures
  Expiration date 03/2004                       8              2,224
Hang Seng Index Futures
  Expiration date 02/2004                       2              2,062
TOPIX Index Futures
  Expiration date 03/2004                       6             15,521
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 03/2004                       8             12,945
IBEX 35 Index Futures
  Expiration date 03/2004                       2               (449)
MIB 30 Index Futures
  Expiration date 03/2004                       1               (499)
OMX Index Futures
  Expiration date 02/2004                      30               (452)
                                                      --------------
Total unrealized appreciation on
open futures contracts purchased                      $       34,399
                                                      ==============

                                                        UNREALIZED
                                                       APPRECIATION
                                                      (DEPRECIATION)
                                                      --------------
SCHEDULE OF FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS

BOUGHT AUSTRALIAN DOLLAR
  Local Contract amount - 732,000
  USD Face value - 575,469
  USD Current value - 558,679
  Settlement Date - 05/24/2004
  Unrealized Loss                                     $      (16,790)

SOLD AUSTRALIAN DOLLAR
  Local Contract amount - 500,000
  USD Face value - 381,835
  USD Current value - 381,611
  Settlement Date - 05/24/2004
  Unrealized Gain                                                224

BOUGHT EURO DOLLAR
  Local Contract amount - 2,160,000
  USD Face value - 2,757,802
  USD Current value - 2,681,023
  Settlement Date - 05/24/2004
  Unrealized Loss                                            (76,779)

SOLD EURO DOLLAR
  Local Contract amount - 2,030,000
  USD Face value - 2,530,781
  USD Current value - 2,519,665
  Settlement Date - 05/24/2004
  Unrealized Gain                                             11,116

BOUGHT POUND STERLING
  Local Contract amount - 999,000
  USD Face value - 1,881,718
  USD Current value - 1,843,322
  Settlement Date - 05/24/2004
  Unrealized Loss                                            (38,396)

SOLD POUND STERLING
  Local Contract amount - 900,000
  USD Face value - 1,677,240
  USD Current value - 1,660,651
  Settlement Date - 05/24/2004
  Unrealized Loss                                             16,589

BOUGHT HONG KONG DOLLAR
  Local Contract amount - 2,696,000
  USD Face value - 347,799
  USD Current value - 347,124
  Settlement Date - 05/24/2004
  Unrealized Loss                                               (675)

SOLD HONG KONG DOLLAR
  Local Contract amount - 2,060,000
  USD Face value - 265,317
  USD Current value - 265,236
  Settlement Date - 05/24/2004
  Unrealized Gain                                     $           81

BOUGHT JAPANESE YEN
  Local Contract amount - 189,100,000
  USD Face value - 1,783,794
  USD Current value - 1,735,925
  Settlement Date - 05/24/2004
  Unrealized Loss                                            (47,869)

SOLD JAPANESE YEN
  Local Contract amount - 160,000,000
  USD Face value - 1,468,333
  USD Current value - 1,468,789
  Settlement Date - 05/24/2004
  Unrealized Loss                                               (456)

BOUGHT SWEDISH KRONA
  Local Contract amount - 5,405,000
  USD Face value - 751,143
  USD Current value - 725,021
  Settlement Date - 05/24/2004
  Unrealized Loss                                            (26,122)

SOLD SWEDISH KRONA
  Local Contract amount - 5,090,000
  USD Face value - 686,030
  USD Current value - 682,767
  Settlement Date - 05/24/2004
  Unrealized Gain                                              3,263
                                                      --------------

Net unrealized depreciation
on open forward foreign
currency exchange contracts                           $     (175,814)
                                                      ==============

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)

ASSETS
Unaffiliated investments at market (identified cost $53,265,424) - including $12,370,477 of
  securities on loan                                                                          $   69,638,838
Affiliated investments at market (identified cost $12,440,674)                                    12,440,674
Cash*                                                                                              1,777,653
Foreign currency at market (cost $5,989,885)                                                       5,946,057
Receivables:
  Investments sold                                                                                56,318,960
  Daily variation margin on futures contracts                                                         21,059
  Dividends and interest                                                                             159,697
                                                                                              --------------
    Total assets                                                                                 146,302,938

LIABILITIES
Unrealized depreciation on forward currency exchange contracts                                       175,814
Payables:
  Fair value of withdrawals                                                                       69,736,402
  Due upon return of securities loaned                                                            12,440,674
  Investments purchased                                                                                8,340
  Management fees                                                                                     31,134
                                                                                              --------------
    Total liabilities                                                                             82,392,364
                                                                                              --------------
NET ASSETS                                                                                    $   63,910,574
                                                                                              ==============

COMPOSITION OF NET ASSETS
Paid-in capital                                                                               $   47,879,620
Net unrealized appreciation on investments, foreign currency translation,
  and futures contracts                                                                           16,030,954
                                                                                              --------------
NET ASSETS                                                                                    $   63,910,574
                                                                                              ==============

* Includes restricted cash of $1,777,441 held as collateral in relation to initial margin requirements on futures contracts.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
COMMON STOCKS --93.7%

AUSTRALIA --4.6%
Alumina, Ltd.                                     18,634   $      92,241
Amcor, Ltd.                                       12,948          80,582
AMP, Ltd.                                         29,195         110,205
Ansell, Ltd. (a)                                   1,878           9,127
Aristocrat Leisure, Ltd.                           3,923           5,084
Australia & New Zealand
  Banking Group, Ltd.                             28,922         385,270
Australia Gas Light Co., Ltd.                      7,067          59,796
Australian Stock
  Exchange, Ltd.                                   1,867          24,026
BHPSteel, Ltd.                                    12,264          51,746
BHP, Ltd.                                         60,065         551,670
Boral, Ltd.                                        7,891          30,203
Brambles Industries, Ltd.                         15,236          60,612
Centro Properties Group                            9,288          27,852
Coca-Cola Amatil, Ltd.                             7,479          35,106
Cochlear, Ltd.                                       844          13,647
Coles Myer, Ltd.                                  17,327          98,696
Commonwealth Bank of
  Australia                                       20,125         446,556
Commonwealth Property
  Office Fund                                     17,686          15,324
Computershare, Ltd.                                6,765          16,871
CSL, Ltd.                                          2,538          34,134
CSR, Ltd.                                         12,666          17,655
Deutsche Office Trust                             12,450          10,318
Foster's Brewing Group, Ltd.                      35,886         121,672
Futuris Corp., Ltd.                                7,857           8,821
Gandel Retail Trust                               20,056          20,249
General Property Trust                            32,375          72,935
Harvey Norman Holdings, Ltd.                       8,892          19,965
Iluka Resources, Ltd.                              2,757           9,410
Insurance Australia
  Group, Ltd.                                     26,234          84,006
Investa Property Group                            22,050          32,563
James Hardie Industries NV                         7,343          38,064
John Fairfax Holdings, Ltd.                       14,911          39,546
Leighton Holdings, Ltd.                            1,682          14,967
Lend Lease Corp.                                   5,805          43,956
Lion Nathan, Ltd.                                  3,751          17,070
Macquarie Bank, Ltd.                               3,507          93,962
Macquarie Goodman
  Industrial Trust                                22,532          28,691
Macquarie Infrastructure
  Group                                           29,711          76,112
Mayne Nickless, Ltd.                              10,628          26,105
Mirvac Group                                      11,661          37,955
National Australia Bank, Ltd.                     24,354         549,568
Newcrest Mining, Ltd.                              5,468          53,352
News Corp., Ltd.                                  23,076         208,465
OneSteel, Ltd.                                     9,063          13,794
Orica, Ltd.                                        4,627          48,668
Origin Energy, Ltd.                               10,342          37,013
PaperlinX, Ltd.                                    6,922          25,973
Patrick Corp., Ltd.                                2,904          32,011
Publishing &
  Broadcasting, Ltd.                               1,611          15,197
QBE Insurance Group, Ltd.                         10,951          87,461
Rinker Group, Ltd.                                14,749   $      72,788
Rio Tinto, Ltd.                                    4,789         134,228
Santos, Ltd.                                       8,708          45,074
Sonic Healthcare, Ltd.                             4,111          21,682
Southcorp, Ltd.                                    8,190          16,661
Stockland Trust Group                             19,471          76,580
Suncorp-Metway, Ltd.                               8,411          78,519
TAB, Ltd.                                          8,103          28,206
TABCORP Holdings, Ltd.                             6,955          58,848
Telstra Corp., Ltd.                               35,635         129,413
Toll Holdings, Ltd.                                2,731          16,976
Transurban Group (a)                               7,816          26,265
Wesfarmers, Ltd.                                   5,926         118,276
Westfield Holdings, Ltd.                           6,585          69,312
Westfield Trust                                   35,466          95,130
Westfield Trust New (a)                            1,192           3,152
Westpac Banking Corp., Ltd.                       29,436         354,635
WMC Resorces, Ltd. (a)                            18,767          79,608
Woodside Petroleum, Ltd.                           7,272          81,090
Woolworths, Ltd.                                  16,301         144,927
                                                           -------------
                                                               5,685,642
                                                           -------------
AUSTRIA --0.2%
Bank Austria
  Creditanstalt (a)                                  568          29,016
Bohler-Uddeholm AG                                    98           6,618
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                      398          49,183
Flughafen Wien AG                                    187           8,774
Immofinanz Immobilien
  Anlagen AG (a)                                   3,178          25,254
Mayr-Melnhof Karton AG                                66           7,934
Oesterreichische
  Elektrizitaetswirtschafts AG                        81           9,461
OMVAG                                                209          31,129
RHI AG (a)                                           182           3,466
Telekom Austria AG (a)                             3,131          38,703
VA Technologie AG                                    139           4,490
Voest-Alpine AG                                      279          11,367
Wienerberger
  Baustoffindustrie AG                               497          13,278
                                                           -------------
                                                                 238,673
                                                           -------------
BELGIUM --1.1%
Agfa Gevaert NV                                    2,015          57,441
Barco NV                                             157          13,763
Bekaert SA                                           260          16,562
Cofinimmo                                             75          10,425
Colruyt NV                                           302          29,103
Compagnie Maritime Belge SA                           49           3,956
Delhaize Le Lion SA                                1,330          68,412
Dexia                                             11,518         198,456
Electrabel SA                                        541         170,052
Exmar NV (a)                                          49           2,082
Fortis                                            18,625         374,473
Groupe Bruxelles Lambert SA                        1,244          70,093
Interbrew                                          2,717          72,517
KBC Banassurance Holding NV                        1,631          76,160
Mobistar SA (a)                                      394          22,115

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
BELGIUM --(CONTINUED)
Omega Pharma SA                                      377   $      11,983
S.A. D'Ieteren NV                                     41           8,409
Solvay SA                                          1,141          98,945
UCB SA                                             1,575          59,380
Union Miniere SA                                     389          27,305
                                                           -------------
                                                               1,391,632
                                                           -------------
BERMUDA --0.0%
Smartone
  Telecommunications
  Holdings, Ltd.                                   3,500           3,584
Texwinca Holdings, Ltd.                            8,000           5,822
                                                           -------------
                                                                   9,406
                                                           -------------
CANADA --0.0%
Alcan Inc.                                           613          28,715
                                                           -------------
DENMARK --0.7%
A/S Dampskibsselskabet
  Svendborg, Series B                                 17         122,680
A/S Det Ostasiatiske
  Kompagni                                           325          14,204
Bang & Olufsen Holding
  A/S, Series B                                      125           5,230
Carlsberg A/S, Series B                              350          16,127
Coloplast A/S, Series B                              233          19,933
Danisco A/S                                          855          38,020
Danske Bank                                        8,262         193,844
DSV, Series B                                        250          11,053
FLS Industries A/S,
  Series B (a)                                       400           4,608
GN Store Nord A/S (a)                              3,981          25,829
Group 4 Falck A/S                                  1,198          24,556
H. Lundbeck A/S                                    1,134          18,826
ISS A/S                                              686          33,817
Kobenhavns Lufthavne A/S                              75           8,792
NEG Micon A/S (a)                                     83           1,350
NKT Holding A/S                                      250           4,542
Novo Nordisk A/S                                   4,057         165,286
Novozymes A/S, Series B                              943          34,425
Tele Danmark A/S                                   2,103          75,881
Topdanmark A/S (a)                                   458          24,517
Vestas Wind Systems A/S                            1,670          27,158
William Demant A/S (a)                               465          15,715
                                                           -------------
                                                                 886,393
                                                           -------------
FINLAND --1.6%
Amer Group, Ltd.                                     400          17,331
Elisa Communications Oyj (a)                       2,106          28,158
Fortum Oyj                                         5,712          58,936
KCI Konecranes
  International                                       66           2,298
Kesko Oyj                                          1,100          19,258
Kone Corp.                                           480          27,548
Metso Oyj                                          1,502          18,339
Nokia Oyj                                         78,102       1,350,627
Nokian Renkaat Oyj                                   154          11,635
Orion-Yhtyma Oyj, Series B                           567          12,173
Outokumpu Oyj                                      1,116          15,161
Pohjola Group PLC, Series B                          276           7,380
Rautaruukki Oyj                                    1,000           7,366
Sampo-Leona Insurance,
  Series A                                         4,773   $      49,368
Stora Enso Oyj, Series R                          10,713         144,317
TietoEnator Oyj                                    1,454          39,798
UPM-Kymmene Oyj                                    8,140         155,243
Uponor Oyj                                           600          18,920
Wartsila Oyj, Series B                               500           9,586
                                                           -------------
                                                               1,993,442
                                                           -------------
FRANCE --9.0%
Accor SA                                           3,032         137,297
Air France                                         1,396          21,394
Alcatel SA, Series A                              18,761         241,612
Alstom                                             9,810          15,467
Atos Origin SA (a)                                   339          21,679
Autoroutes du Sud de la
  France (ASF)                                     1,065          35,733
Aventis SA                                        10,670         705,231
Axa                                               22,206         475,322
BNP Paribas SA                                    12,754         803,076
Bouygues SA                                        3,172         110,908
Business Objects SA (a)                              949          33,098
Cap Gemini SA                                      1,809          80,342
Carrefour SA                                       9,009         494,540
Casino Guichard-Perrachon SA                         571          55,530
CNP Assurances                                       444          23,118
Compagnie de Saint-Gobain                          4,956         242,611
Compagnie Generale des
  Establissements Michelin                         2,095          96,135
Credit Agricole SA                                 5,558         132,710
Dassault Systemes SA                                 954          43,512
Essilor International SA                           1,475          76,280
European Aeronautic
  Defence & Space Co.                              4,289         101,977
France Telecom SA                                 17,007         486,098
Gecina                                               229          33,680
Groupe Danone                                      1,905         310,932
Hermes International                                 161          31,152
Imerys                                               127          26,736
Klepierre (a)                                        284          17,087
L'Air Liquide SA                                   1,536         271,241
L'Oreal SA                                         5,323         436,421
Lafarge SA                                         2,650         235,986
Lagardere S.C.A.                                   1,928         111,307
LVMH (Louis Vuitton Moet
  Hennessy)                                        3,872         281,804
Pernod-Ricard SA                                     796          88,506
Pinault-Printemps-Redoute SA                       1,035         100,066
PSA Peugoet Citroen                                2,789         142,123
Publicis SA                                        1,503          48,722
Renault SA                                         2,629         181,390
Sagem SA                                             287          30,753
Sanofi-Synthelabo SA                               5,769         434,421
Schneider Electric SA (a)                          3,289         215,311
Societe BIC SA                                       544          25,141
Societe Generale                                   5,167         456,218
Societe Television
  Francaise 1                                      1,778          62,077
Sodexho Alliance SA                                1,467          44,243
STMicroelectronics NV                              9,261         251,149
Suez SA                                           12,351         248,173
Technip-Coflexip SA                                  288          31,169

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
FRANCE --(CONTINUED)
Thales SA                                          1,170   $      39,330
Thomson Multimedia                                 3,872          82,392
Total Fina Elf SA                                 10,038       1,866,296
Unibail SA                                           646          60,583
Valeo SA                                           1,137          45,535
Veolia Environnement                               3,737         100,401
Vinci SA                                             998          82,642
Vivendi Universal SA                              14,365         349,159
Wanadoo (a)                                        5,748          47,127
Zodiac SA                                            491          14,406
                                                           -------------
                                                              11,237,349
                                                           -------------
GERMANY --6.3%
Adidas-Salomon AG                                    700          79,730
Allianz AG                                         4,493         567,178
Altana AG                                          1,050          63,108
BASF AG                                            8,350         469,529
Bayer AG                                          10,150         297,279
Bayer Hypo-und
  Vereinsbank AG                                   5,734         132,646
Beiersdorf AG, Series A                              333          40,407
Commerzbank AG                                     7,400         145,144
Continental AG                                     1,953          74,075
DaimlerChrysler AG                                13,306         620,991
Deutsche Bank AG                                   8,109         671,999
Deutsche Boerse AG                                 1,600          87,487
Deutsche Lufthansa AG                              2,819          47,114
Deutsche Post AG                                   5,707         117,696
Deutsche Telekom AG                               38,875         711,498
Douglas Holding AG                                   456          12,677
E.On AG                                            9,600         626,518
Epcos AG (a)                                         824          18,604
Fresenius Medical Care AG                            491          34,930
Gehe AG                                              428          20,758
HeidelbergCement AG                                  686          28,996
Hypo Real Estate Holding AG (a)                    2,133          53,244
Infineon Technologies AG (a)                       7,312         101,637
KarstadtQuelle AG                                    765          18,913
Linde AG                                           1,220          65,709
MAN AG                                             1,608          48,779
Merck KGAA                                           720          29,997
Metro AG                                           2,112          93,106
MLP AG                                               778          15,211
Muenchener Rueckversich                            2,255         273,398
Puma AG                                              300          52,977
RWE AG                                             6,505         257,393
SAP AG                                             3,172         532,734
Schering AG                                        2,432         123,164
Siemens AG                                        12,377         991,345
Suedzucker AG                                        700          13,332
ThyssenKrupp AG                                    4,540          89,735
TUI AG                                             1,852          38,614
Volkswagen AG                                      3,529         196,525
                                                           -------------
                                                               7,864,177
                                                           -------------
GREECE --0.4%
Alpha Bank AE                                      2,154          65,098
Aluminum of Greece SA                                 60           1,218
Bank of Piraeus                                    2,084          25,077
Coca-Cola Hellenic
  Bottling Co. SA                                  1,065          22,219
Commercial Bank of Greece                            990   $      24,825
EFG Eurobank Ergasias                              2,268          43,941
Folli-Follie                                         100           2,901
Greek Organization of
  Football Prognostics                             2,396          34,695
Hellenic Duty Free Shops SA                          160           3,140
Hellenic Petroleum SA                              1,702          14,942
Hellenic Technodomiki SA                           1,236           7,795
Hellenic
  Telecommunications
  Organization SA                                  3,958          52,421
Intracom SA                                        1,513          10,267
National Bank of Greece SA                         2,740          71,541
Public Power Corp. (PPC)                           1,495          36,960
Technical Olympic SA                                 500           2,674
Titan Cement Co.                                     415          17,013
Viohalco Hellenic Copper
  and Aluminum Industry SA                         1,646          10,713
Vodafone Panafon SA                                2,823          22,006
                                                           -------------
                                                                 469,446
                                                           -------------
HONG KONG --1.3%
ASM Pacific Technology, Ltd.                       2,500          10,916
Bank of East Asia, Ltd.                           18,935          58,046
BOC Hong Kong (Holdings),
  Ltd.                                            36,000          67,699
Cathay Pacific Airways                            15,000          28,498
Cheung Kong (Holdings), Ltd.                      22,000         174,271
Cheung Kong
  Infrastructure
  (Holdings), Ltd.                                 5,000          11,109
CLP Holdings, Ltd.                                26,100         124,050
Esprit Holdings, Ltd.                              9,122          30,314
Giordano International, Ltd.                      22,000          10,130
Hang Lung Properties, Ltd.                        13,000          16,661
Hang Seng Bank, Ltd.                              11,100         145,832
Henderson Land
  Development Co., Ltd.                           11,000          48,598
Hong Kong & China Gas
  Co., Ltd.                                       50,183          76,596
Hong Kong Exchanges &
  Clearing, Ltd.                                  14,000          30,295
Hongkong Electric
  Holdings, Ltd.                                  19,000          75,131
Hopewell Holdings, Ltd.                            9,000          13,737
Hutchison Whampoa, Ltd.                           30,800         226,128
Hysan Development Co., Ltd.                        5,378           8,312
i-Cable Communications, Ltd.                       1,700             436
Johnson Electronic
  Holdings, Ltd.                                  20,000          25,374
Li & Fung, Ltd.                                   21,000          35,975
MTR Corp.                                         17,863          23,583
New World Development
  Co., Ltd.                                       24,028          19,343
PCCW, Ltd. (a)                                    42,133          27,406
Shangri-La Asia, Ltd.                             14,260          13,225
Sino Land Co., Ltd.                               20,441          11,650
South China Morning Post
  (Holdings), Ltd.                                 8,533           3,764
Sun Hung Kai Properties, Ltd.                     19,000         156,625
Swire Pacific, Ltd.                               13,500          83,117

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
HONG KONG --(CONTINUED)
Techtronic Industries
  Co., Ltd.                                        7,090   $      19,634
Television Broadcast, Ltd.                         4,000          20,196
Wharf (Holdings), Ltd.                            17,000          47,078
Yue Yuen Industrial
  (Holdings) Ltd.                                  6,321          17,342
                                                           -------------
                                                               1,661,071
                                                           -------------
IRELAND --0.8%
Allied Irish Banks PLC                            15,152         242,722
Bank of Ireland                                   17,467         238,387
CRH PLC                                            9,405         193,130
DCC PLC                                            1,496          20,417
Elan Corp. PLC (a)                                 6,893          47,472
Fyffes PLC                                         4,473           9,309
Grafton Group PLC (a)                              3,408          23,514
Greencore Group PLC                                1,884           8,436
Independent News & Media
  PLC                                              8,958          21,243
Irish Life & Permanent PLC                         4,819          77,804
Kerry Group PLC                                    2,325          43,696
Ryanair Holdings PLC (a)                           2,713          22,551
Ryanair Holdings PLC ADR (a)                         300          15,192
Waterford Wedgwood PLC                             5,806           1,611
                                                           -------------
                                                                 965,484
                                                           -------------
ITALY --3.6%
Alleanza Assicurazioni                             7,402          81,041
Assicurazioni Generali SpA                        15,182         402,146
Autogrill SpA (a)                                  1,872          26,776
Autostrade SpA (a)                                 3,234          56,742
Banca Fideuram SpA                                 4,656          27,661
Banca Intesa SpA                                  14,000          40,086
Banca Monte dei Paschi di
  Siena SpA                                       17,509          55,323
Banca Nazionale del
  Lavoro (a)                                      23,673          56,585
Banca Popolare di Milano                           6,300          41,242
Banche Popolari Unite
  Scrl (a)                                         5,036          91,217
Banco Popolare di Verona
  e Novara Scrl                                    5,935         100,464
Benetton Group SpA                                   631           7,251
Bulgari SpA                                        2,550          23,641
Capitalia SpA                                     19,129          55,978
Enel SpA                                          38,626         262,606
Eni                                               41,234         778,077
Fiat SpA                                           7,010          53,760
FinecoGroup SpA (a)                               20,657          14,565
Finmeccanica SpA                                  93,585          73,305
Gruppo Editoriale
  L'Espresso SpA                                   2,326          14,493
Intesabci SpA                                     56,183         219,686
Italcementi SpA                                    1,250          15,593
Luxottica Group SpA                                2,167          37,447
Mediaset SpA                                       9,400         111,690
Mediobanca SpA                                     7,392          80,186
Mediolanum SpA                                     4,062          32,022
Mondadori (Arnoldo)
  Editore SpA                                      2,210          19,820
Pirelli & Co. SpA                                 29,005   $      29,524
Riunione Adriatica di
  Sicurta SpA                                      4,779          81,378
San Paolo - IMI SpA                               16,069         209,578
Seat Pagine Gialle
  SpA (a)                                         56,981          54,264
Snam Rete Gas SpA                                 13,710          58,105
Snia SpA                                           4,500          11,182
Telecom Italia Media
  SpA (a)                                         21,613          10,741
Telecom Italia Mobile SpA                         60,308         327,860
Telecom Italia SpA                               146,823         435,209
Telecom Italia SpA (a)                            91,914         187,236
Tiscali SpA (a)                                    2,972          20,768
UniCredito Italiano SpA                           59,747         322,549
                                                           -------------
                                                               4,527,797
                                                           -------------
JAPAN --20.0%
77 Bank, Ltd.                                      5,000          28,180
ACOM Co., Ltd.                                     1,150          52,151
ADERANS Co., Ltd.                                    600           9,680
Advantest Corp.                                    1,000          79,313
AEON Co., Ltd.                                     3,700         123,943
Aeon Credit Service Co., Ltd.                        400          17,057
Aiful Corp.                                          650          47,551
Ajinomoto Co., Inc.                                9,000         103,546
All Nippon Airways Co.,
  Ltd. (ANA) (a)                                   8,000          19,782
ALPS Electric Co., Ltd.                            3,000          43,893
Amada Co., Ltd.                                    5,000          26,033
Amano Corp.                                        1,000           7,250
Anritsu Corp.                                      2,000          13,343
Aoyama Trading Co., Ltd.                             600          11,869
Ariake Japan Co., Ltd.                               200           6,364
Asahi Breweries, Ltd.                              5,800          52,875
Asahi Chemical Industry, Ltd.                     19,000         103,182
Asahi Glass Co., Ltd.                             12,000          98,535
Asatsu-Dk, Inc.                                      400          10,301
Autobacs Seven Co., Ltd.                             300           6,900
Bandai Co., Ltd.                                   1,000          25,194
Bank of Fukuoka, Ltd.                              8,000          33,592
Bank of Yokohama, Ltd.                            15,000          69,702
Bellsystem24, Inc.                                    50          10,217
Benesse Corp.                                      1,000          24,401
Bridgestone Corp.                                 10,000         134,459
Canon, Inc.                                       13,000         605,300
Capcom Co., Ltd.                                     600           7,390
Casio Computer Co., Ltd.                           3,000          31,744
Central Glass Co., Ltd.                            3,000          18,923
Central Japan Railway Co.                             15         129,607
Chiba Bank, Ltd.                                   9,000          36,867
Chubu Electric Power Co.                          10,100         210,633
Chugai Pharmaceutical
  Co., Ltd.                                        4,100          58,954
Citizen Watch Co., Ltd.                            4,000          36,764
Coca-Cola West Japan Co., Ltd.                       800          15,676
COMSYS Holdings Corp.                              1,000           6,401
Credit Saison Co., Ltd.                            2,100          47,420
CSK Corp.                                          1,000          36,111
DAI Nippon Printing Co., Ltd.                     10,000         140,431

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
JAPAN --(CONTINUED)
Daicel Chemical
  Industries, Ltd.                                 4,000   $      16,497
Daido Life Insurance Co.                              19          56,555
Daiichi Pharmaceutical Co., Ltd.                   3,900          70,271
Daikin Industries, Ltd.                            3,000          69,282
Daimaru, Inc.                                      3,000          16,656
Dainippon Ink &
  Chemicals, Inc.                                 10,000          19,035
Dainippon Screen MFG
  Co., Ltd. (a)                                    2,000          13,679
Daito Trust Construction
  Co., Ltd.                                        1,500          44,509
Daiwa House Industry Co., Ltd.                     7,000          74,461
Daiwa Securities Group, Inc.                      19,000         129,243
Denki Kagaku Kogyo
  Kabushiki Kaisha                                 7,000          22,534
Denso Corp.                                        7,700         151,600
Dentsu, Inc.                                           4          20,155
Dowa Mining Co., Ltd.                              4,000          21,499
East Japan Railway Co.                                54         254,456
Ebara Corp.                                        4,000          17,393
Eisai Co., Ltd.                                    3,400          91,686
FamilyMart Co., Ltd.                               1,100          25,044
FANUC, Ltd.                                        2,300         137,781
Fast Retailing Co., Ltd.                             800          48,596
Fuji Electric Co., Ltd.                            6,000          13,157
Fuji Photo Film Co., Ltd.                          7,000         225,996
Fuji Television Network, Inc.                          4          21,648
Fujikura, Ltd.                                     5,000          29,486
Fujisawa Pharmaceutical
  Co., Ltd.                                        4,000          85,285
Fujitsu, Ltd.                                     26,000         153,327
Furukawa Electric Co., Ltd.                       10,000          33,218
Gunma Bank, Ltd.                                   6,000          26,817
Gunze, Ltd.                                        2,000           9,051
Hankyu Department Stores, Inc.                     2,000          13,399
Hino Motors, Ltd.                                  3,000          21,387
Hirose Electric Co., Ltd.                            500          57,385
Hitachi Cable, Ltd.                                3,000          11,253
Hitachi Chemical Co., Ltd.                         1,900          31,912
Hitachi Software
  Engineering Co., Ltd.                              400          10,320
Hitachi, Ltd.                                     46,000         277,279
Hokugin Financial Group, Inc.                     10,000          13,530
Honda Motor Co., Ltd.                             12,300         546,310
House Food Corp.                                   1,000          11,318
Hoya Corp.                                         1,700         156,088
Isetan Co., Ltd.                                   2,500          27,526
Ishihara Sangyo Kaisha, Ltd. (a)                   3,000           5,990
Ishikawajima-Harima Heavy
  Industries Co., Ltd.                            16,000          22,842
Ito En, Ltd.                                         400          17,206
Ito-Yokado Co., Ltd.                               6,000         188,672
Itochu Corp.                                      21,000          69,366
Itochu Techno-Science Corp.                          400          12,466
Jafco Co., Ltd.                                      400          31,427
Japan Airlines System Corp.                       11,000          29,047
Japan Real Estate
  Investment Corp.                                     4          25,306
Japan Tobacco, Inc.                                   11   $      80,573
Jfe Holding, Inc.                                  7,300         199,240
JGC Corp.                                          3,000          31,296
Joyo Bank, Ltd.                                   11,000          35,924
JSR Corp.                                          3,000          67,043
Kajima Corp.                                      16,000          51,955
Kaken Pharmaceutical Co., Ltd.                     1,000           5,020
Kamigumi Co., Ltd.                                 3,000          21,219
Kanebo, Ltd. (a)                                   5,000           5,039
Kaneka Corp.                                       4,000          29,859
Kansai Electric Power Co.                         10,800         189,254
Kao Corp.                                          9,000         183,074
Katokichi Co., Ltd.                                  400           6,543
Kawasaki Heavy
  Industries, Ltd.                                21,000          25,865
Kawasaki Kisen Kaisha, Ltd.                        8,000          39,787
Keihin Electric Express
  Railway Co., Ltd.                                7,000          41,084
Keio Electric Railway
  Co., Ltd.                                        8,000          41,579
Keyence Corp.                                        500         105,393
Kikkoman Corp.                                     2,000          14,220
Kinden Corp.                                       2,000           9,424
Kinki Nippon Railway Co.,
  Ltd. (a)                                        22,000          66,101
Kirin Brewery Co., Ltd.                           11,000          93,814
Kokuyo Co., Ltd.                                     700           7,609
Komatsu, Ltd.                                     15,000          95,176
Komori Corp.                                       1,000          14,808
Konami Co., Ltd.                                   1,200          34,935
Konica Corp.                                       6,000          80,676
Koyo Seiko Co., Ltd.                               2,000          20,547
Kubota Corp.                                      15,000          61,864
Kuraray Co., Ltd.                                  6,000          50,611
Kurita Water Industries, Ltd.                      1,800          21,717
Kyocera Corp.                                      2,500         166,558
Kyowa Hakko Kogyo Co., Ltd.                        5,000          31,819
Kyushu Electric Power Co.                          6,600         113,500
Lawson, Inc.                                         900          30,736
Mabuchi Motor Co., Ltd.                              500          38,490
Makita Corp.                                       2,000          20,024
Marubeni Corp.                                    20,000          38,257
Marui Co., Ltd.                                    5,200          65,503
Matsumotokiyoshi Co., Ltd.                           200           4,488
Matsumotokiyoshi Co., Ltd. New                       200           4,488
Matsushita Electric
  Industrial Co., Ltd.                            33,400         461,872
Matsushita Electric
  Works, Ltd.                                      6,000          53,914
Meiji Milk Products Co., Ltd.                      3,000          12,877
Meiji Seika Kaisha, Ltd.                           4,000          16,124
Meitec Corp.                                         400          15,377
Millea Holdings, Inc.                                 24         313,521
Minebea Co., Ltd.                                  5,000          25,380
Mitsubishi Chemical Corp.                         28,000          72,894
Mitsubishi Corp.                                  16,000         169,600
Mitsubishi Electric Corp.                         26,000         107,959
Mitsubishi Estate Co., Ltd.                       15,000         142,204
Mitsubishi Gas Chemical
  Co., Inc.                                        5,000          17,029

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
JAPAN --(CONTINUED)
Mitsubishi Heavy
  Industries, Ltd.                                45,000   $     125,128
Mitsubishi Logistics Corp.                         1,000           8,314
Mitsubishi Material Corp. (a)                     11,000          16,936
Mitsubishi Rayon Co., Ltd.                         8,000          30,008
Mitsubishi Tokyo
  Financial Group, Inc.                               64         499,252
Mitsui & Co., Ltd.                                19,000         153,000
Mitsui Chemicals, Inc.                             9,000          52,487
Mitsui Engineering &
  Shipbuilding Co., Ltd.                           8,000          13,213
Mitsui Fudosan Co., Ltd.                          11,000          99,356
Mitsui Mining & Smelting
  Co., Ltd.                                        8,000          33,218
Mitsui O.S.K. Lines, Ltd.                         12,000          58,561
Mitsui Sumitomo Insurance
  Co., Ltd.                                       19,400         159,298
Mitsui Trust Holdings, Inc.                        9,300          51,980
Mitsukoshi, Ltd.                                   6,000          24,410
Mitsumi Electric Co., Ltd.                         1,100          12,112
Mizuho Financial Group, Inc. (a)                      97         294,159
Murata Manufacturing Co., Ltd.                     3,500         189,092
Namco, Ltd.                                          400          11,085
NEC Corp.                                         23,000         169,329
Net One Systems Co., Ltd.                              3          23,094
NGK Insulators, Ltd.                               4,000          29,859
NGK Spark Plug Co., Ltd.                           2,000          16,217
Nichii Gakkan Co.                                    220          12,481
Nichirei Corp.                                     5,000          16,189
Nidec Corp.                                          600          57,274
Nikko Cordial Corp.                               21,000         116,982
Nikon Corp. (a)                                    4,000          60,315
Nintendo Co., Ltd.                                 1,600         149,296
Nippon Building Fund Inc.                              4          25,679
Nippon Express Co., Ltd.                          14,000          66,101
Nippon Kayaku Co., Ltd.                            2,000           9,910
Nippon Meat Packers, Inc.                          3,000          29,337
Nippon Mining Holdings, Inc.                       7,500          26,173
Nippon Mitsubishi Oil Corp.                       21,000         106,989
Nippon Sanso Corp.                                 2,000           8,454
Nippon Sheet Glass Co., Ltd.                       5,000          14,603
Nippon Shokubai Co., Ltd.                          3,000          22,758
Nippon Steel Corp.                                88,000         188,859
Nippon Telegraph and
  Telephone Corp.                                     83         400,401
Nippon Unipac Holding                                 14          72,240
Nippon Yusen Kabushiki
  Kaisha                                          16,000          72,408
Nishimatsu Construction
  Co., Ltd.                                        4,000          13,250
Nissan Chemical
  Industries, Ltd.                                 3,000          26,733
Nissan Motor Co., Ltd.                            39,400         449,992
Nisshin Flour Milling
  Co., Ltd.                                        3,000          26,705
Nisshinbo Industries, Inc.                         2,000          11,141
Nissin Food Products Co., Ltd.                     1,300          32,388
Nitto Denko Corp.                                  2,400         127,648
Nomura Research
  Institute, Ltd.                                    400          39,003
Nomura Securities Co., Ltd.                       28,000   $     476,813
NSK, Ltd.                                          7,000          25,539
NTN Corp.                                          6,000          28,609
NTT Data Corp.                                        19          71,802
NTT DoCoMo, Inc.                                     278         630,344
Obayashi Corp.                                     8,000          35,756
OBIC Co., Ltd.                                       100          20,118
Oji Paper Co., Ltd.                               12,000          77,484
Oki Electric Industry
  Co., Ltd. (a)                                    8,000          31,277
Okumura Corp.                                      3,000          12,765
Olympus Optical Co., Ltd.                          4,000          86,778
Omron Corp.                                        3,600          73,062
Onward Kashiyama Co., Ltd.                         2,000          24,261
Oracle Corp., Japan                                  500          25,893
Oriental Land Co., Ltd.                              800          49,342
Orix Corp.                                         1,200          99,207
Osaka Gas Co., Ltd.                               31,000          83,885
Pioneer Corp.                                      2,300          63,525
Promise Co., Ltd.                                  1,400          61,006
Q.P. Corp.                                         1,600          13,287
Resona Holdings, Inc. (a)                         70,000          88,178
Ricoh Co., Ltd.                                   10,000         197,350
Rohm Co., Ltd.                                     1,700         199,235
Saizeriya Co., Ltd.                                  100             995
Sanden Corp.                                       1,000           6,158
Sankyo Co., Ltd.                                   5,700         107,171
Sankyo Co., Ltd. NPV                                 800          25,380
Sanyo Electric Co., Ltd.                          23,000         120,183
Sapporo Breweries, Ltd.                            5,000          13,763
Secom Co., Ltd.                                    3,000         111,972
Sega Corp. (a)                                     1,600          15,228
Seiko Epson Corp.                                    900          41,989
Seino Transportation Co., Ltd.                     2,000          16,534
Sekisui Chemical Co., Ltd.                         7,000          35,663
Sekisui House, Ltd.                                8,000          82,635
Seven-Eleven Japan Co., Ltd.                       7,000         212,280
Sharp Corp.                                       15,000         236,680
Shimachu Co., Ltd.                                   900          17,846
Shimamura Co., Ltd.                                  400          27,172
Shimano, Inc.                                      1,400          29,001
Shimizu Corp.                                      8,000          30,456
Shin-Etsu Chemical Co., Ltd.                       5,800         237,044
Shionogi & Co., Ltd.                               5,000          93,123
Shiseido Co., Ltd.                                 5,000          60,791
Shizuoka Bank, Ltd.                                9,000          66,511
Showa Denko K.K. (a)                              14,000          31,483
Showa Shell Sekiyu K.K                             2,300          18,693
Skylark Co., Ltd.                                  1,300          21,471
SMC Corp.                                            900         112,028
Snow Brand Milk Products
  Co., Ltd. (a)                                    2,500           7,208
Softbank Corp.                                     3,100          94,877
Sompo Japan Insurance, Inc.                       12,000          98,647
Sony Corp.                                        13,900         481,189
Stanley Electric Co., Ltd.                         2,300          44,532
Sumitomo Bakelite Co., Ltd.                        3,000          19,567
Sumitomo Chemical Co., Ltd.                       18,000          74,237
Sumitomo Corp.                                    11,000          82,010
Sumitomo Electric
  Industries, Ltd.                                 9,000          80,452

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
JAPAN --(CONTINUED)
Sumitomo Heavy
  Industries, Ltd. (a)                             8,000   $      18,139
Sumitomo Metal
  Industries, Ltd.                                47,000          46,487
Sumitomo Metal Mining
  Co., Ltd.                                        8,000          59,345
Sumitomo Mitsui Financial
  Group, Inc.                                         60         319,679
Sumitomo Osaka Cement
  Co., Ltd.                                        6,000          11,757
Sumitomo Realty &
  Development Co., Ltd.                            5,000          44,042
Sumitomo Trust & Banking
  Co., Ltd.                                       15,000          88,178
Suruga Bank, Ltd., ADR                             3,000          19,287
Suzuken Co., Ltd.                                    600          19,483
Taiheiyo Cement Corp.                             11,800          33,362
Taisei Corp.                                      13,000          47,551
Taisho Pharmaceutical
  Co., Ltd.                                        3,000          53,634
Taiyo Yuden Co., Ltd.                              2,000          26,145
Takara Shuzo Co., Ltd.                             3,000          28,105
Takashimaya Co., Ltd.                              4,000          28,553
Takeda Chemical
  Industries, Ltd.                                13,400         531,399
Takefuji Corp.                                     1,010          47,216
Takuma Co., Ltd.                                   1,000           5,459
TDK Corp.                                          1,800         129,663
Teijin, Ltd.                                      12,000          35,271
Teikoku Oil Co., Ltd.                              3,000          15,088
Terumo Corp.                                       2,700          51,269
THK Co., Ltd.                                      1,500          30,512
TIS, Inc.                                            400          13,511
Tobu Railway Co., Ltd.                            11,000          39,311
Toda Corp.                                         2,000           5,655
Toho Co., Ltd.                                     2,100          26,728
Tohoku Elecric Power Co., Inc.                     6,500         107,777
Tokyo Broadcasting
  System, Inc.                                       700          11,150
Tokyo Electric Power Co., Inc.                    18,300         401,278
Tokyo Electron, Ltd.                               2,300         174,694
Tokyo Gas Co., Ltd.                               41,000         146,142
Tokyo Style Co., Ltd.                              1,000          10,805
Tokyu Corp.                                       15,000          76,981
TonenGeneral Sekiyu K.K.                           5,000          41,383
Toppan Printing Co., Ltd.                          9,000          93,636
Toray Industries, Inc.                            19,000          79,425
Toshiba Corp.                                     44,000         166,688
Tosoh Corp.                                        8,000          26,724
Tostem Corp.                                       4,000          77,260
Toto, Ltd.                                         5,000          42,363
Toyo Seikan Kaisha, Ltd.                           2,000          27,956
Toyo Suisan Kaisha, Ltd.                           1,000          11,113
Toyobo Co., Ltd.                                   9,000          19,651
Toyoda Gosei Co., Ltd.                               600          17,300
Toyota Industries Corp.                            2,400          50,947
Toyota Motor Corp.                                42,900       1,449,081
Trend Micro, Inc. (a)                              1,500          40,240
Ube Industries, Ltd.                              11,000   $      22,068
UFJ Holdings, Inc. (a)                                56         269,105
Uni-Charm Corp.                                      700          34,422
UNY Co., Ltd.                                      2,000          20,528
Ushio, Inc.                                        2,000          33,200
USS Co., Ltd.                                        380          26,877
Wacoal Corp.                                       1,000           8,239
West Japan Railway Co.                                17          66,782
World Co., Ltd.                                      700          22,273
Yakult Honsha Co., Ltd.                            2,000          31,259
Yamada Denki Co., Ltd.                             1,100          36,951
Yamaha Corp.                                       2,500          49,104
Yamaha Motor Co., Ltd.                             2,000          21,816
Yamanouchi Pharmaceutical
  Co., Ltd.                                        5,000         155,361
Yamato Transport Co., Ltd.                         6,000          70,654
Yamazaki Baking Co., Ltd.                          2,000          16,590
Yokogawa Electric Corp.                            3,000          43,333
                                                           -------------
                                                              24,934,230
                                                           -------------

LUXEMBOURG --0.1%
Arcelor                                            5,206          90,750
                                                           -------------
NETHERLANDS --5.2%
ABN AMRO Holding NV                               26,065         609,870
Aegon NV                                          23,013         340,492
Akzo Nobel NV                                      4,655         179,671
ASM Lithography Holding
  NV (a)                                           7,671         152,104
Corio NV                                             666          25,790
DSM NV                                             1,407          69,267
Elsevier NV                                       10,259         127,461
Euronext NV                                        1,408          35,644
Hagemeyer NV                                       1,028           2,321
Heineken NV                                        3,204         122,009
IHC Caland NV                                        454          24,624
ING Groep NV                                      29,763         694,144
Koninklijke (Royal) KPN
  NV (a)                                          36,090         278,595
Koninklijke (Royal)
  Philips Electronics NV                          22,351         652,655
Koninklijke Ahold NV                              18,381         140,037
Koninklijke Numico NV                              2,596          71,743
Oce NV                                             1,001          15,341
Qiagen NV (a)                                      2,204          27,050
Rodamco Europe NV                                    683          39,776
Royal Dutch Petroleum Co.                         35,327       1,862,597
Royal Vendex KBB NV                                1,635          22,788
TNT Post Group NV                                  5,495         128,711
Unilever NV                                        9,710         635,044
Vedior NV                                          1,981          30,984
VNU NV                                             3,864         122,090
Wereldhave NV                                        300          22,458
Wolters Kluwer NV                                  4,710          73,668
                                                           -------------
                                                               6,506,934
                                                           -------------
NEW ZEALAND --0.2%
Auckland International
  Airport, Ltd.                                    2,438          11,221
Carter Holt Harvey, Ltd.                          13,779          17,008
Contact Energy, Ltd.                               4,649          16,421

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
NEW ZEALAND --(CONTINUED)
Fisher & Paykel
  Appliances Holdings,
  Ltd., Series H                                   2,544   $       6,414
Fisher & Paykel
  Industries, Ltd.                                   806           6,694
Fletcher Building, Ltd.                            6,466          18,000
Fletcher Challenge
  Forests, Ltd. (a)                                1,876           1,675
Independent Newspapers, Ltd.                       2,681           9,065
Sky City Entertainment
  Group, Ltd.                                      6,568          19,879
Telecom Corp. of New
  Zealand, Ltd.                                   25,439          89,690
Tower, Ltd.                                        1,563           1,283
Warehouse Group, Ltd.                              2,607           8,763
                                                           -------------
                                                                 206,113
                                                           -------------
NORWAY --0.4%
Aker Kvaerner ASA (a)                                262           4,480
Den Norsske Bank                                  11,000          73,413
Frontline, Ltd.                                      541          14,028
Norsk Hydro ASA                                    2,123         130,996
Norske Skogindustrier ASA                          1,531          29,226
Orkla ASA                                          3,092          69,250
Schibsted ASA                                        600          10,327
Smedvig ASA, Series A                                400           3,036
Statoil ASA                                        6,958          78,179
Storebrand ASA (a)                                 2,458          15,998
Tandberg ASA (a)                                   1,627          11,983
Telenor ASA                                       10,556          69,022
Tomra Systems ASA                                  2,801          16,883
                                                           -------------
                                                                 526,821
                                                           -------------
PORTUGAL --0.3%
Banco BPI SA                                       5,732          21,112
Banco Comercial Portugues SA                      29,988          66,951
Banco Espirito Santo SA,
  Registered                                       1,541          25,269
Brisa-Auto Estrada de
  Portugal SA                                      4,119          27,536
Cimpor-Cimentos de
  Portugal, SGPS SA                                1,595           8,249
Electridade de Portugal SA                        23,120          60,949
Jeronimo Martins SGPS SA (a)                         723           9,539
Portugal Telecom SGPS SA                          12,918         130,027
PT Multimedia-Servicos de
  Telecomunicacoes e
  Multimedia SA (a)                                  281           5,458
Sonae, S.G.P.S. SA                                24,685          20,550
                                                           -------------
                                                                 375,640
                                                           -------------
SINGAPORE --0.8%
Allgreen Properties, Ltd.                          2,000           1,319
Capitaland, Ltd.                                  14,000          12,777
Chartered Semiconductor
  Manufacturing, Ltd. (a)                         12,401          12,632
City Developments, Ltd.                            7,487          26,672
ComfortDelGro Corp., Ltd. (a)                     26,000          12,477
Creative Technology, Ltd.                            600           6,324
Cycle & Carriage, Ltd.                             2,541           8,678
Datacraft Asia, Ltd. (a)                           1,000           1,260
DBS Group Holdings, Ltd.                          19,000   $     164,459
Fraser & Neave, Ltd.                               3,082          22,866
Haw Par Corp., Ltd.                                2,746           7,211
Keppel Corp., Ltd.                                 9,356          33,605
Keppel Land, Ltd.                                  2,000           1,861
Neptune Orient Lines, Ltd. (a)                    18,000          22,894
Oversea-Chinese Banking
  Corp., Ltd.                                     16,365         116,597
Overseas Union
  Enterprise, Ltd.                                 2,069           8,467
Parkway Holdings, Ltd.                             7,063           4,055
SembCorp Industries, Ltd.                         11,000           8,161
SembCorp Logistics, Ltd.                           2,000           2,355
SembCorp Marine, Ltd.                              2,000           1,166
Singapore Airlines, Ltd.                           9,394          61,952
Singapore Exchange, Ltd.                          12,000          11,941
Singapore Land, Ltd.                               1,000           2,344
Singapore Pos, Ltd.                               24,000           9,822
Singapore Press Holdings, Ltd.                     6,020          66,995
Singapore Technologies
  Engineering, Ltd.                               21,000          25,225
Singapore
  Telecommunications, Ltd.                       105,437         121,684
SMRTCorp., Ltd.                                    2,000             707
ST Assembly Test
  Services, Ltd. (a)                               6,000           7,490
United Overseas Bank, Ltd.                        20,251         157,400
United Overseas Land, Ltd.                         7,327           8,283
Venture Manufacturing
  (Singapore), Ltd.                                4,000          47,106
Wing Tai Holdings, Ltd.                            5,000           2,444
                                                           -------------
                                                                 999,229
                                                           -------------
SPAIN --3.2%
Acciona SA                                           441          26,839
Acerinox SA                                          647          30,506
Acesa Infraestructuras SA                          2,987          45,174
ACS SA                                             1,387          67,705
Altadis SA, Series A                               3,963         112,472
Amadeus Global Travel
  Distribution SA, Series A                        2,809          18,247
Antena 3 Television (a)                              217           9,564
Banco Bilbao Vizcaya
  Argentaria SA                                   44,708         617,498
Banco Popular Espanol SA                           2,360         140,802
Banco Santander Central
  Hispano SA                                      63,173         748,226
Corporacion Mapfre,
  Compania Internacional de
  Reaseguros SA                                      889          12,593
Endesa SA                                         13,291         255,660
Fomento de Construcciones
  y Contratas SA                                     710          26,186
Gas Natural SDG SA                                 3,013          70,498
Grupo Ferrovial SA                                   890          31,186
Iberdrola SA                                      11,324         223,823
Iberia Lineas Aereas de
  Espana SA                                        7,108          20,442
Indra Sistemas SA                                  1,497          19,203
Industria de Diseno
  Textil, SA                                       3,255          66,102

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
SPAIN --(CONTINUED)
Metrovacesa SA                                       403   $      13,801
NH Hoteles SA (a)                                  1,070          12,295
Promotora de
  Informaciones SA                                   984          14,273
Repsol YPF SA                                     13,518         263,608
Sociedad General de Aguas
  de Barcelona SA                                    752          11,221
Sociedad General de Aguas
  de Barcelona SA New                                  6              90
Telefonica Publicidad e
  Informacion SA                                   2,634          14,452
Telefonica SA (a)                                 69,276       1,017,119
Union Electrica Fenosa SA                          2,704          50,785
Vallehermoso SA                                    1,544          23,370
Zeltia SA (a)                                      2,378          16,797
                                                           -------------
                                                               3,980,537
                                                           -------------
SWEDEN --1.6%
Alfa Laval AB                                        728          11,079
Assa Abloy AB, Series B                            3,716          44,156
Atlas Copco AB, Series A                           1,385          49,565
Atlas Copco AB, Series B                             800          26,073
Axfood AB                                            270           6,248
Billerud                                             533           8,037
Castellum AB                                         444          10,490
Drott AB, Series B                                   800          15,177
Electrolux AB                                      3,705          81,357
Eniro AB                                           1,771          16,983
Gambro AB, Series A                                1,600          13,231
Gambro AB, Series B                                  800           6,615
Getinge AB                                         2,074          19,889
Hennes & Mauritz AB
  (H&M), Series B                                  5,885         139,860
Hoganas AB, Series B                                 407           8,711
Holmen AB, Series B                                  600          21,306
Modern Times Group MTG AB (a)                        475          10,001
Nobel Biocare Holding AG                             260          25,367
Nordea AB                                         29,150         218,768
OM Gruppen AB                                        500           6,219
Sandvik AB                                         2,700          93,061
Sapa AB                                              100           2,453
SAS AB (a)                                           530           5,009
Securitas AB, Series B                             3,716          50,096
Skandia Forsakrings AB                            10,378          37,789
Skandinaviska Enskilda
  Banken (SEB), Series A                           5,954          87,713
Skanska AB                                         4,900          43,244
SKF AB, Series A                                     400          15,510
SKF AB, Series B                                     867          33,498
SSAB Svenskt Stal AB,
  Series A                                           800          14,287
SSAB Svenskt Stal AB,
  Series B                                           200           3,433
Svenska Cellulosa AB
  (SCA), Series B                                  2,333          95,326
Svenska Handelsbanken AB,
  Series A                                         6,851         139,966
Svenska Handelsbanken AB,
  Series B                                           500           9,902
Swedish Match AB                                   4,205   $      42,954
Tele2 AB, Series B (a)                             1,189          63,455
Telefonaktiebolaget LM
  Ericsson, New (a)                              181,592         325,565
Telia AB                                          20,286         106,007
Trelleborg AB, Series B                              700          11,382
Volvo AB, Series A                                 1,100          32,257
Volvo AB, Series B                                 2,785          85,153
WM-Data AB, Series B                               2,500           5,385
                                                           -------------
                                                               2,042,577
                                                           -------------
SWITZERLAND --7.5%
ABB, Ltd. (a)                                     29,619         150,161
Adecco SA                                          2,221         142,769
Ciba Specialty Chemicals AG                        1,177          91,077
Clariant AG                                        2,047          30,206
Compagnie Financiere
  Richemont AG                                     9,068         217,764
Credit Suisse Group                               20,655         755,722
Geberit AG                                            54          26,547
Givaudan AG                                          125          64,888
Holcim, Ltd.                                       2,575         119,927
Kudelski SA (a)                                      639          21,106
Kuoni Reisen Holding AG,
  Series B                                            56          18,746
Logitech International SA (a)                        668          28,897
Lonza Group AG                                       651          37,426
Nestle SA                                          7,003       1,749,688
Novartis AG                                       41,327       1,876,298
Roche Holding AG                                     551          76,407
Roche Holding AG, Bearer                          12,194       1,229,999
Serono SA                                            114          81,300
SGS Societe Generale de
  Surveillance Holding SA                             75          47,059
Sulzer AG                                             80          21,540
Swatch Group AG,
  Registered                                         545          65,440
Swatch Group AG, Series B                            784          18,700
Swiss Reinsurance Co.                              5,592         377,548
Swisscom AG                                          451         148,783
Syngenta AG                                        1,828         123,123
Synthes-Stratec, Inc.                                 76          75,216
UBS AG                                            20,485       1,402,935
Unaxis Holding AG                                    204          28,907
Valora Holding AG                                     65          16,188
Zurich Financial Services AG                       2,501         359,958
                                                           -------------
                                                               9,404,325
                                                           -------------
UNITED KINGDOM --24.8%
3i Group PLC                                       9,576         105,855
Aegis Group PLC                                   18,691          33,041
Aggreko PLC                                        2,794           7,728
Alliance Unichem PLC                               3,822          35,510
AMEC PLC                                           4,638          21,587
Amvescap PLC                                      11,193          81,301
ARM Holdings PLC (a)                              16,012          36,833
Associates British Ports
  Holdings PLC                                     5,518          44,352
AstraZeneca Group PLC                             27,751       1,331,383
Aviva PLC                                         36,904         323,877

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
UNITED KINGDOM --(CONTINUED)
BAA PLC                                           16,763   $     148,916
BAE Systems PLC                                   50,169         151,105
Balfour Beatty PLC                                 7,213          28,213
Barclays PLC (a)                                 106,532         950,205
Barratt Developments PLC                           3,436          33,400
BBA Group PLC                                      6,776          30,265
Berkeley Group PLC                                 1,545          24,339
BG Group PLC                                      57,826         296,836
BHP Billiton PLC                                  40,322         352,251
BOC Group PLC                                      7,794         119,084
Boots Group PLC                                   12,642         156,381
BP Amoco PLC (c)                                 358,962       2,910,961
BPB PLC                                            8,147          50,608
Brambles Industries PLC                           10,961          39,930
British Airways PLC (a)                            8,435          35,107
British America Tobacco PLC                       25,817         355,866
British Land Co. PLC                               7,837          81,932
British Sky Broadcasting
  PLC (a)                                         20,562         258,768
BT Group PLC                                     140,987         475,121
Bunzl PLC                                          7,452          56,929
Cable & Wireless PLC                              37,996          90,805
Cadbury Schweppes PLC                             33,676         247,320
Canary Wharf Group PLC                             7,170          34,367
Capita Group PLC                                  11,103          48,299
Carlton Communications PLC                        10,931          45,007
Carnival PLC                                       2,835         114,240
Cattles PLC                                        5,578          33,376
Celltech Group PLC (a)                             4,748          32,129
Centrica PLC                                      69,491         262,483
Close Brothers Group PLC                           2,471          32,468
Cobham PLC                                         1,870          39,066
Compass Group PLC                                 36,021         245,036
Daily Mail & General Trust                         5,087          60,012
Davis Service Group PLC                            2,522          16,840
De La Rue PLC                                      2,663          13,217
Diageo PLC                                        50,418         663,380
Dixons Group PLC                                  31,830          79,203
Electrocomponents PLC                              6,817          39,661
EMAP PLC                                           4,065          62,364
EMI Group PLC                                     12,358          35,120
Enterprise Inns PLC                                2,829          51,352
Exel PLC                                           4,855          64,184
FirstGroup PLC                                     6,486          31,756
FKI PLC                                            8,127          15,567
Friends Provident PLC                             26,157          61,809
George Wimpey PLC                                  5,822          38,901
GKN PLC                                           12,048          57,586
GlaxoSmithKline PLC                               96,824       2,218,619
Granada Compass PLC                               43,380          94,741
Great Portland Estates PLC                         2,783          11,683
Great Universal Stores PLC                        16,534         228,943
Hammerson PLC                                      4,605          53,378
Hanson PLC                                        12,174          89,407
Hays PLC                                          27,104          58,224
HBOS PLC                                          62,027         803,358
HHG PLC (a)                                       24,920          18,025
Hilton Group PLC                                  26,907         108,257
HSBC Holdings PLC (c)                            176,547       2,774,882
IMI PLC                                            5,500          33,205
Imperial Chemical
  Industries PLC                                  19,420   $      69,182
Imperial Tobacco Group PLC                        11,914         234,606
Intercontinental Hotels
  Group PLC (a)                                   12,076         114,359
International Power PLC (a)                       18,232          40,308
Invensys PLC                                      49,950          16,319
J Sainsbury PLC                                   22,768         127,471
Johnson Matthey PLC                                3,509          61,623
Kelda Group PLC                                    6,520          54,741
Kesa Electricals PLC                               7,558          34,806
Kidde PLC                                         11,305          21,553
Kingfisher PLC                                    38,354         191,217
Land Securities Group PLC                          7,296         129,565
Legal & General Group PLC                        107,625         193,147
Liberty International PLC                          4,139          50,569
Lloyds TSB Group PLC                              90,469         725,550
Logica PLC                                        12,478          57,240
Man Group PLC                                      4,643         121,434
Marks & Spencer Group PLC                         37,592         194,484
MFI Furniture Group PLC                            9,602          25,955
Misys PLC                                          9,463          35,871
Mitchells & Butlers PLC                           13,107          52,793
National Grid Group PLC                           50,221         359,838
Next PLC                                           4,499          90,445
Novar PLC                                          6,747          16,668
Nycomed Amersham PLC                              11,502         157,619
Pearson PLC                                       13,147         146,388
Peninsular & Oriental
  Steam Navigation Co.                            11,547          47,543
Persimmon PLC                                      4,255          40,904
Pilkington PLC                                    14,209          24,355
Provident Financial PLC                            4,202          48,932
Prudential PLC                                    32,762         276,970
Rank Group PLC                                     9,325          46,616
Reckitt Benckiser PLC                              9,903         224,080
Reed International PLC                            21,031         175,913
Rentokil Initial PLC                              28,854          98,141
Reuters Group PLC                                 24,309         102,264
Rexam PLC                                          8,699          66,611
Rio Tinto PLC                                     17,330         478,690
RMC Group PLC                                      3,984          49,745
Rolls-Royce Group PLC                             25,902          82,188
Royal & Sun Alliance
  Insurance Group PLC                             50,068          79,098
Royal Bank of Scotland
  Group PLC                                       45,414       1,338,164
SABMiller PLC                                     12,521         129,780
Safeway PLC                                       17,464          88,787
Sage Group PLC                                    20,147          63,386
Schroders PLC                                      1,707          19,313
Scottish & Newcastle PLC                          12,566          85,087
Scottish & Southern
  Energy PLC                                      14,071         169,523
ScottishPower PLC                                 30,698         204,566
Securicor PLC                                      5,778           9,852
Serco Group PLC                                    6,511          20,048
Severn Trent PLC                                   5,392          72,297
Shell Transport & Trading
  Co. PLC                                        157,144       1,168,849
Signet Group PLC                                  25,245          46,548

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
UNITED KINGDOM --(CONTINUED)
Slough Estates PLC                                 6,989   $      54,956
Smith & Nephew PLC                                15,256         128,155
Smiths Group PLC                                   8,755         103,597
SSL International PLC                              2,218          13,103
Stagecoach Holdings PLC                           19,209          26,994
Tate & Lyle PLC                                    5,899          32,895
Taylor Woodrow PLC                                 8,273          39,542
Tesco PLC                                        118,675         547,580
TI Automotive, Ltd., Class A (a)                   4,947               0
Tomkins PLC                                       12,424          59,494
Unilever PLC                                      45,553         424,655
United Business Media PLC                          4,926          43,210
United Utilities PLC                               9,205          81,650
United Utilities PLC, Class A                      4,530          24,693
Vodafone Group PLC                             1,107,346       2,745,509
Whitbread PLC                                      4,715          60,688
William Hill PLC                                   6,610          50,526
Wolseley PLC                                       9,080         128,411
WPP Group PLC                                     19,518         191,647
Yell Group PLC                                     7,613          41,567
                                                           -------------
                                                              30,966,827
                                                           -------------
TOTAL COMMON STOCKS
(Cost $96,433,268)                                           116,993,210
                                                           -------------
PREFERRED STOCKS --0.5%

AUSTRALIA --0.2%
News Corp., Ltd.                                  32,868         247,644
                                                           -------------
GERMANY --0.2%
Fresenius Medical Care AG                            388          19,552
Henkel KGAA                                          848          66,317
Porsche AG                                           117   $      69,438
ProSieben Sat.1 Media AG                           1,199          20,039
RWE AG                                               460          16,217
Volkswagen AG                                      1,600          58,022
Wella AG                                             200          17,722
                                                           -------------
                                                                 267,307
                                                           -------------
NEW ZEALAND --0.0%
Fletcher Challenge
  Forests, Ltd. (a)                                3,372           3,011
                                                           -------------
SWITZERLAND --0.1%
Schindler Holding AG (a)                              97          23,686

TOTAL PREFERRED STOCKS
(Cost $436,983)                                                  541,648
                                                           -------------
RIGHTS --0.0%

IRELAND --0.0%
Waterford Wedgwood PLC (a)
(Cost $354)                                        1,583             439
                                                           -------------
WARRANTS --0.0%

FRANCE --0.0%
Alstom (a)                                         3,716             141
                                                           -------------
HONG KONG --0.0%
Hopewell Highway (a)                                 500              97
                                                           -------------
TOTAL WARRANTS
(Cost $0)                                                            238
                                                           -------------

                                                              MARKET
                                               SHARES          VALUE
                                           -------------   -------------
  SHORT TERM INVESTMENTS --18.6%

  UNITED STATES --18.6%
  AIM Short Term Investment
    Prime Portfolio (c)                        1,801,791   $   1,801,791
  AIM Treasury Fund (c)                        1,234,426       1,234,426
  Federated Money Market
    Obligations Trust (c)                      1,913,997       1,913,997
  State Street Navigator
    Securities Lending Prime
    Portfolio (b) (Note 4)                    18,284,032      18,284,032
                                                           -------------
                                                              23,234,246
                                                           -------------
  TOTAL SHORT TERM INVESTMENTS
  (Cost $23,234,246)                                          23,234,246
                                                           -------------

  TOTAL INVESTMENTS --112.8%
  (Cost $120,104,851)                                        140,769,781
                                                           -------------
  OTHER ASSETS AND
  LIABILITIES (NET) --(12.8)%                                (15,944,279)
                                                           -------------
  NET ASSETS --100.0%                                      $ 124,825,502
                                                           =============

(a)  Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.
(c) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

ABBREVIATIONS
ADR - American Depository Receipts
NPV - No Par Value
NV - Non-voting

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

     Financials                       25.2%
     Consumer Discretionary           12.5%
     Health Care                       8.7%
     Industrials                       8.3%
     Consumer Staples                  7.9%
     Energy                            7.9%
     Telecommunication Services        7.5%
     Materials                         6.5%
     Information Technology            5.3%
     Utilities                         4.3%
     Cash, receivables, and other
       assets, less liabilities        5.9%
                                    ------
                                     100.0%
                                    ------

                                                        UNREALIZED
                                       NUMBER OF       APPRECIATION/
                                       CONTRACTS      (DEPRECIATION)
                                     --------------   --------------
SCHEDULE OF FUTURES
CONTRACTS (LONG)

SPI 200 Index Futures
  Expiration date 03/2004                         5   $        6,820
DAX Index Futures
  Expiration date 03/2004                         6           54,824
CAC 40 Euro Futures
  Expiration date 03/2004                        19           28,254
Hang Seng Index Futures
  Expiration date 01/2004                         4            3,570
TOPIX Index Futures
  Expiration date 03/2004                        17           90,684
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 03/2004                        15           57,875
IBEX 35 Index Futures
  Expiration date 01/2004                         6           29,904
MIB 30 Index Futures
  Expiration date 03/2004                         2          (14,040)
OMX Index Futures
  Expiration date 01/2004                        90           54,438
                                                      --------------

Net unrealized appreciation on
open futures contracts purchased                      $      312,329
                                                      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        UNREALIZED
                                                       APPRECIATION/
                                                      (DEPRECIATION)
                                                      --------------
SCHEDULE OF FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS

BOUGHT AUSTRALIAN DOLLAR
  Local Contract amount - 706,000
  USD Face value - 503,378
  USD Current value - 528,191
  Settlement Date - 02/23/04
  Unrealized Gain                                     $       24,813

SOLD AUSTRALIAN DOLLAR
  Local Contract amount - 290,000
  USD Face value - 212,091
  USD Current value - 216,962
  Settlement Date - 2/23/04
  Unrealized Loss                                             (4,871)

BOUGHT EURO
  Local Contract amount - 3,036,000
  USD Face value - 3,616,255
  USD Current value - 3,819,515
  Settlement Date - 02/23/04
  Unrealized Gain                                            203,260

SOLD EURO
  Local Contract amount - 1,454,000
  USD Face value - 1,772,547
  USD Current value - 1,829,240
  Settlement Date - 02/23/04
  Unrealized Loss                                            (56,693)

BOUGHT POUND STERLING
  Local Contract amount - 1,185,000
  USD Face value - 2,013,170
  USD Current value - 2,106,504
  Settlement Date - 02/23/04
  Unrealized Gain                                             93,334

SOLD POUND STERLING
  Local Contract amount - 725,000
  USD Face value - 1,256,257
  USD Current value - 1,288,790
  Settlement Date - 02/23/04
  Unrealized Loss                                     $      (32,533)

BOUGHT HONG KONG DOLLAR
  Local Contract amount - 2,696,000
  USD Face value - 348,500
  USD Current value - 347,781
  Settlement Date - 02/23/04
  Unrealized Loss                                               (719)

BOUGHT JAPANESE YEN
  Local Contract amount - 268,000,000
  USD Face value - 2,486,316
  USD Current value - 2,505,818
  Settlement Date - 02/23/04
  Unrealized Gain                                             19,502

SOLD JAPANESE YEN
  Local Contract amount - 122,000,000
  USD Face value - 1,130,463
  USD Current value - 1,140,708
  Settlement Date - 02/23/04
  Unrealized Loss                                            (10,245)

BOUGHT SWEDISH KRONA
  Local Contract amount - 5,405,000
  USD Face value - 713,720
  USD Current value - 749,493
  Settlement Date - 02/23/04
  Unrealized Gain                                             35,773
                                                      --------------

  Net unrealized appreciation on
  open forward foreign
  currency exchange contracts                         $      271,621
                                                      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
Unaffiliated investments at market (identified cost $101,820,819) - including $17,417,790 of
  securities on loan (Note 2)                                                                 $  122,485,749
Affiliated investments at market (identified cost $18,284,032) (Note 4)                           18,284,032
Cash*                                                                                              1,558,315
Foreign currency at market (cost $351,877)                                                           366,229
Unrealized appreciation on forward foreign currency exchange contracts                               271,621
Receivables:
  Daily variation margin on futures contracts                                                         19,667
  Dividends and interest                                                                             139,188
                                                                                              --------------
    Total assets                                                                                 143,124,801

LIABILITIES
Payables:
  Due upon return of securities loaned                                                            18,284,032
  Management fees (Note 4)                                                                            15,267
                                                                                              --------------
    Total liabilities                                                                             18,299,299
                                                                                              --------------
NET ASSETS                                                                                    $  124,825,502
                                                                                              ==============

COMPOSITION OF NET ASSETS
Paid-in capital                                                                               $  103,558,126
Net unrealized appreciation on investments, foreign currency translation,
  and futures contracts                                                                           21,267,376
                                                                                              --------------
NET ASSETS                                                                                    $  124,825,502
                                                                                              ==============

* Includes restricted cash of $1,557,907 held as collateral in relation to initial margin requirements on futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $352,140)                    $  1,661,333
  Dividends (non-cash)                                                          355,826
  Interest                                                                       59,371
  Security lending income (Notes 2 and 4)                                       126,039
                                                                           ------------
    Total Investment Income                                                   2,202,569

EXPENSES
  Management fees (Note 4)                                 $    140,417
                                                           ------------
    Total Expenses                                                              140,417
                                                                           ------------
NET INVESTMENT INCOME                                                         2,062,152
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments and foreign currency transactions              (8,765,042)
  Futures contracts                                           1,290,262
                                                           ------------
                                                                             (7,474,780)

Net change in unrealized appreciation (depreciation) on:
  Investments and foreign currency translation               37,657,926
  Futures contracts                                             346,369
                                                           ------------
                                                                             38,004,295
                                                                           ------------
Net realized and unrealized gain                                             30,529,515
                                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 32,591,667
                                                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR         FOR THE YEAR
                                                                            ENDED                ENDED
                                                                      DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                      -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                               $       2,062,152    $       1,205,368
  Net realized loss on investments and futures contracts                     (7,474,780)          (3,561,046)
  Net change in unrealized appreciation (depreciation)                       38,004,295           (7,378,466)
                                                                      -----------------    -----------------
    Net increase (decrease) in net assets resulting from operations          32,591,667           (9,734,144)
                                                                      -----------------    -----------------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                               104,752,849           69,280,296
  Contributions in-kind                                                               -           21,837,789
  Fair value of withdrawals                                                 (91,872,233)         (62,601,360)
                                                                      -----------------    -----------------
    Net increase in net assets from capital transactions                     12,880,616           28,516,725
                                                                      -----------------    -----------------

TOTAL NET INCREASE IN NET ASSETS                                             45,472,283           18,782,581

NET ASSETS
Beginning of year                                                            79,353,219           60,570,638
                                                                      -----------------    -----------------
End of year                                                           $     124,825,502    $      79,353,219
                                                                      =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                              YEAR           YEAR            YEAR            PERIOD
                                              ENDED          ENDED           ENDED           ENDED
                                            12/31/03       12/31/02        12/31/01        12/31/00*
                                           -----------    -----------     -----------     -----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)   $   124,826    $    79,353     $    60,571     $    87,620

  Ratios to average net assets:
    Operating expenses                            0.15%          0.15%           0.15%           0.15%+
    Net investment income                         2.20%          1.85%           1.49%           0.81%+

  Portfolio turnover rate**                         26%            13%             31%              8%++
  Total return (a)                               37.59%        (16.05%)        (21.88%)         (0.80%)++

----------
*   The Portfolio commenced operations on November 13, 2000.
** The Portfolio turnover rates for year ended 2002 and period ended 2000, excludes in-kind security transactions.
+   Annualized.
++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2003, only the Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. Pursant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate benchmark weights.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC (International Data Corporation) spot rate. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2003, the earned income for the Portfolio and State Street was $126,039 and $42,013, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned amounted to $17,417,790. The loans were collateralized with cash of $18,284,032, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and U.S. Treasury Notes, 7.875% due 11/15/04, par value of $3,331 and market value of $3,557.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $35,758,051 and $22,661,445, respectively.

At December 31, 2003, the cost of investments computed on a federal income tax basis was $129,612,848. The aggregate gross unrealized appreciation and gross unrealized depreciation was $14,014,843 and $2,857,910, respectively, resulting in net unrealized appreciation of $11,156,933. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. As compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. The market value of this investment at December 31, 2003 is listed in the Portfolio of Investments.

5. SUBSEQUENT EVENT

One of the partners in the portfolio has given notice of its intention to liquidate all assets in its feeder fund. This will be accomplished through a cash withdrawal, effective February 25, 2004. The partner held a 50.2% ownership interest in the net assets of the portfolio at December 31, 2003.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio of State Street Master Funds at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Boston, Massachusetts
February 6, 2004

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
STATE STREET MASTERFUNDS
(UNAUDITED)

                                                                                                  NUMBER OF
                                                                                                   FUNDS IN          OTHER
                                POSITION(S)    TERM OF OFFICE                                   FUND COMPLEX     DIRECTORSHIPS
                                 HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION        OVERSEEN BY        HELD BY
   NAME, ADDRESS, AND AGE          TRUST         TIME SERVED        DURING PAST FIVE YEARS         TRUSTEE          TRUSTEE
------------------------------  -------------  -----------------  ---------------------------  ---------------  -----------------
INDEPENDENT TRUSTEES:

Michael F. Holland              Trustee and    Term: Indefinite   Chairman, Holland &                14         Trustee, State
Holland & Company, LLC          Chairman of                       Company L.L.C.                                Street
375 Park Avenue                 the Board      Elected: 7/99      (investment adviser)                          Institutional
New York, NY 10152                                                (1995 - present).                             Investment
Age: 59                                                                                                         Trust; Director
                                                                                                                of the Holland
                                                                                                                Series Fund,
                                                                                                                Inc.; and
                                                                                                                Director, The
                                                                                                                China Fund,
                                                                                                                Inc.

William L. Boyan                Trustee        Term: Indefinite   Trustee of Old Mutual South        14         Trustee, State
State Street Master Funds                                         Africa Master Trust                           Street
P.O. Box 5049                                  Elected: 7/99      (investments) (1995 -                         Institutional
Boston, MA 02206                                                  present); Chairman                            Investment
Age: 67                                                           emeritus, Children's                          Trust; and
                                                                  Hospital (1984 - present);                    Trustee, Old
                                                                  Director, Boston Plan For                     Mutual South
                                                                  Excellence (non-profit)                       Africa Master
                                                                  (1994 - present); President                   Trust
                                                                  and Chief Operations
                                                                  Officer, John Hancock
                                                                  Mutual Life Insurance
                                                                  Company (1959 - 1999). Mr.
                                                                  Boyan retired in 1999.

Rina K. Spence                  Trustee        Term: Indefinite   President of SpenceCare            14         Trustee, State
7 Acacia Street                                                   International LLC (1998 -                     Street
Cambridge, MA 02138                            Elected: 7/99      present); Member of the                       Institutional
Age: 55                                                           Advisory Board, Ingenium                      Investment
                                                                  Corp., (technology company)                   Trust; Director
                                                                  (2001 - present); Chief                       of Berkshire
                                                                  Executive Officer,                            Life Insurance
                                                                  IEmily.com, (internet                         Company of
                                                                  company (2000-2001); Chief                    America; and
                                                                  Executive Officer of                          Director,
                                                                  Consensus Pharmaceutical,                     IEmily.com
                                                                  Inc., (1998 - 1999);
                                                                  Founder, President, and
                                                                  Chief Executive Officer of
                                                                  Spence Center for Woman's
                                                                  Health (1994 - 1998);
                                                                  Trustee, Eastern
                                                                  Enterprise, (utilities)
                                                                  (1988 - 2000).

Douglas T. Williams             Trustee        Term: Indefinite   Executive Vice President           14         Trustee, State
State Street Master Funds                                         of Chase Manhattan Bank,                      Street
P.O. Box 5049                                  Elected: 7/99      (1987 - 1999). Mr. Williams                   Insitutional
Boston, MA 02206                                                  retired in 1999.                              Investment
Age: 63                                                                                                         Trust

                                                                                                  NUMBER OF
                                                                                                   FUNDS IN          OTHER
                                POSITION(S)    TERM OF OFFICE                                   FUND COMPLEX     DIRECTORSHIPS
                                 HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION        OVERSEEN BY        HELD BY
NAME, ADDRESS, AND AGE             TRUST         TIME SERVED        DURING PAST FIVE YEARS         TRUSTEE          TRUSTEE
------------------------------  -------------  -----------------  ---------------------------  ---------------  -----------------
OFFICERS:

Donald A. Gignac                President      Term: Indefinite   Senior Vice President of           -                -
State Street Bank and Trust                                       State Street Bank and Trust
Company                                        Elected: 8/03      Company (2002 - present);
2 Avenue de Lafayette                                             Vice President of State
Boston, MA 02111                                                  Street Bank and Trust
Age: 38                                                           Company (1993 - 2002).

Karen Gillogly                  Treasurer      Term: Indefinite   Vice President of State            -                -
State Street Bank and Trust                                       Street Bank and Trust
Company                                        Elected: 9/03      Company (1999- present);
One Federal Street                                                Audit Senior Manager, Ernst
Boston, MA 02110                                                  & Young LLP (1998-1999).
Age: 37

Julie A. Tedesco                Secretary      Term: Indefinite   Vice President and Counsel         -                -
State Street Bank and Trust                                       of State Street Bank &
Company                                        Elected: 5/00      Trust Company (2000 -
One Federal Street                                                present); Counsel of First
Boston, MA 02110                                                  Data Investor Services
Age: 46                                                           Group, Inc., (1994 - 2000).

                                                              ISAR-02/04 (40578)

SSgA(R) FUNDS

EQUITY FUNDS

DISCIPLINED EQUITY FUND

SMALL CAP FUND

CORE OPPORTUNITIES FUND

TUCKERMAN ACTIVE REIT FUND

SPECIAL EQUITY FUND

AGGRESSIVE EQUITY FUND

IAM SHARES FUND


SEMIANNUAL REPORT
FEBRUARY 29, 2004

                                   SSgA Funds

                                  Equity Funds

                          Semiannual Report (Unaudited)

                                Table of Contents

                                                                      Page
Disciplined Equity Fund                                                 3
Small Cap Fund                                                          7
Core Opportunities Fund                                                11
Tuckerman Active REIT Fund                                             13
Special Equity Fund                                                    14
Aggressive Equity Fund                                                 15
IAM SHARES Fund                                                        17
Notes to Schedules of Investments                                      21
Statement of Assets and Liabilities                                    22
Statement of Operations                                                24
Statement of Changes in Net Assets                                     26
Financial Highlights                                                   28
Notes to Financial Statements                                          30
Disclosure of Information about Fund Trustees and Officers             38
Fund Management and Service Providers                                  43

"SSgA(R)" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. State Street Global Markets, LLC, is the distributor of the SSgA Funds.

SSgA
DISCIPLINED EQUITY FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 12.0%
American Axle & Manufacturing
Holdings, Inc. (#)                                     10,700                407
Autonation, Inc. (#)                                   12,900                215
Autozone, Inc. (#)                                      9,700                870
Barnes & Noble, Inc. (#)                               33,000              1,152
Best Buy Co., Inc.                                      3,000                160
Black & Decker Corp.                                    2,500                129
BorgWarner, Inc.                                        1,800                162
CBRL Group, Inc.                                       22,500                855
Centex Corp.                                            2,800                299
Claire's Stores, Inc.                                   5,400                109
Coach, Inc. (#)                                        17,600                697
Comcast Corp. Class A                                  23,633                710
Federated Department Stores                            27,300              1,430
Ford Motor Co.                                        112,950              1,553
Gap, Inc. (The)                                        39,700                826
General Motors Corp.                                   16,000                770
Harrah's Entertainment, Inc.                           12,400                644
Harte-Hanks, Inc.                                      49,600              1,099
Hearst-Argyle Television, Inc.                          2,300                 61
Home Depot, Inc.                                       41,100              1,492
International Game Technology                          39,800              1,562
Jones Apparel Group, Inc.                               6,100                228
KB Home                                                10,000                724
Lear Corp.                                              6,900                425
Lowe's Cos., Inc.                                       7,000                392
Ltd Brands                                             22,700                448
May Department Stores Co. (The)                        10,400                366
McDonald's Corp.                                       19,300                546
Media General, Inc. Class A                               200                 13
MGM Mirage                                              4,700                205
NVR, Inc. (+++)                                         2,000                925
RadioShack Corp.                                       37,500              1,296
Rent-A-Center, Inc. (#)                                23,250                756
Sherwin-Williams Co. (The)                             34,300              1,201
Stanley Works (The)                                    23,000                891
Staples, Inc. (#)                                      28,000                734
Time Warner, Inc.                                     172,350              2,973
Viacom, Inc. Class B                                   43,900              1,688
Walt Disney Co.                                        69,700              1,849
Wendy's International, Inc.                            24,200                984
                                                                  --------------
                                                                          31,846
                                                                  --------------

CONSUMER STAPLES - 10.4%
Altria Group, Inc.                                     28,900              1,663
Anheuser-Busch Cos., Inc.                              40,600              2,161
Campbell Soup Co.                                      11,400                319
Clorox Co.                                              3,500                172
Coca-Cola Co. (The)                                    82,000              4,097
Colgate-Palmolive Co.                                  25,400              1,408
ConAgra Foods, Inc.                                     2,000                 54
Constellation Brands, Inc. Class A (#)                  1,100                 35
Dial Corp. (The)                                        5,000                144
Gillette Co. (The)                                     54,300              2,090
Kimberly-Clark Corp.                                    2,800                181
PepsiCo, Inc.                                          56,900              2,953
Procter & Gamble Co.                                   43,400              4,449
Systemco Corp.                                          2,200                 87
Tyson Foods, Inc. Class A                              45,000                715
Walgreen Co.                                           21,500                767
Wal-Mart Stores, Inc.                                 102,600              6,112
                                                                  --------------
                                                                          27,407
                                                                  --------------

ENERGY - 5.8%
BJ Services Co.                                         5,500                238
ChevronTexaco Corp.                                    38,810              3,429
ConocoPhillips                                         12,900                888
Exxon Mobil Corp.                                     183,916              7,757
Marathon Oil Corp.                                     26,400                928
Occidental Petroleum Corp.                             34,800              1,545
Schlumberger, Ltd.                                      8,800                568
Transocean, Inc.                                        3,400                100
                                                                  --------------
                                                                          15,453
                                                                  --------------

FINANCIALS - 20.9%
Aflac, Inc.                                            21,500                873
AG Edwards, Inc.                                        4,200                161
Allstate Corp. (The)                                   42,600              1,944
AMBAC Financial Group, Inc.                             3,800                297
American Express Co.                                   53,700              2,869
American Financial Group, Inc. (+++)                   19,900                599
American International Group, Inc.                     80,625              5,967
AmeriCredit Corp. (#)(+++)                                900                 17
Ameritrade Holding Corp. (#)                            3,000                 49
AmSouth Bancorp                                        27,500                696
Bank of America Corp.                                  51,000              4,178
Bank One Corp.                                         30,100              1,625
Bear Stearns Cos., Inc. (The)                          16,500              1,449
Charter One Financial, Inc.                            20,262                734
Citigroup, Inc.                                       120,200              6,042
Doral Financial Corp.                                   9,300                317
Equity Office Properties Trust (##)                     9,000                257
Fannie Mae                                             30,500              2,284
Federated Investors, Inc. Class B                      30,800                994
FleetBoston Financial Corp.                            27,600              1,243
Freddie Mac                                            11,000                681
Goldman Sachs Group, Inc.                                 500                 53
Hibernia Corp. Class A                                  6,700                159
Jefferies Group, Inc. (+++)                            10,600                392
JP Morgan Chase & Co.                                  65,600              2,691

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Keycorp                                                19,100                619
LaBranche & Co., Inc. (+++)                             4,300                 44
Lehman Brothers Holdings, Inc.                         14,600              1,266
Loews Corp.                                             9,400                567
MBNA Corp.                                             67,050              1,832
Merrill Lynch & Co., Inc.                              27,700              1,696
Metlife, Inc.                                          12,300                432
MGIC Investment Corp.                                   3,100                205
Morgan Stanley                                          7,900                472
National City Corp.                                    47,800              1,706
Old Republic International Corp.                       11,850                280
Piper Jaffray Cos. (#)                                     82                  4
Principal Financial Group                               8,000                290
Progressive Corp. (The)                                17,600              1,455
Protective Life Corp.                                  29,900              1,137
Providian Financial Corp.                              24,300                314
Rayonier, Inc. (##)                                    16,604                715
Travelers Property Casualty Corp.
   Class B                                              2,700                 49
US Bancorp                                              8,200                234
Wachovia Corp.                                         57,600              2,763
Washington Mutual, Inc.                                12,878                579
Wells Fargo & Co.                                      35,500              2,036
                                                                  --------------
                                                                          55,266
                                                                  --------------

HEALTH CARE - 12.9%
Abbott Laboratories                                    38,300              1,639
Aetna, Inc.                                               600                 48
Amgen, Inc.                                            20,588              1,308
Anthem, Inc. (#)(+++)                                   4,600                395
Bausch & Lomb, Inc.                                     5,900                350
Beckman Coulter, Inc.                                  19,700              1,036
Bristol-Myers Squibb Co.                                8,000                223
Cardinal Health, Inc.                                   6,300                411
CR Bard, Inc.                                           4,800                453
DaVita, Inc. (#)                                       13,100                596
Eli Lilly & Co.                                        26,300              1,945
Guidant Corp.                                          19,100              1,301
Health Net, Inc. (#)                                      400                 11
Hillenbrand Industries, Inc.                           13,900                918
Humana, Inc.                                           19,000                416
Invitrogen Corp. (#)                                   10,000                737
Johnson & Johnson                                      93,530              5,042
Medco Health Solutions, Inc. (#)                        8,297                271
Medtronic, Inc.                                        25,400              1,191
Merck & Co., Inc.                                      74,500              3,582
Mylan Laboratories                                     35,900                844
Pfizer, Inc.                                          193,055              7,076
St. Jude Medical, Inc.                                  9,500                690
Tenet Healthcare Corp.                                  3,100                 37
UnitedHealth Group, Inc.                               34,100              2,114
Watson Pharmaceuticals, Inc. (#)                        6,500                298
WellPoint Health Networks                               4,700                511
Wyeth                                                  12,300                486
Zimmer Holdings, Inc. (#)                               4,700                356
                                                                  --------------
                                                                          34,285
                                                                  --------------

INDUSTRIALS - 9.9%
3M Co.                                                 25,100              1,958
Apollo Group, Inc. Class A (#)                          3,200                244
Aramark Corp. Class B                                  16,600                456
Burlington Northern Santa Fe Corp.                     34,500              1,110
Cendant Corp.                                          32,500                738
Danaher Corp.                                          11,300              1,013
Deere & Co.                                            22,900              1,471
Emerson Electric Co.                                    6,600                412
General Dynamics Corp.                                 12,000              1,105
General Electric Co.                                  227,500              7,399
IKON Office Solutions, Inc. (+++)                      15,100                177
Ingersoll-Rand Co. Class A                             16,200              1,077
Lockheed Martin Corp.                                  10,000                463
Manpower, Inc.                                         11,100                497
Monster Worldwide, Inc. (#)                             6,600                145
Pentair, Inc.                                           4,800                259
Precision Castparts Corp.                              13,300                600
Rockwell Collins, Inc.                                  2,700                 88
SPX Corp.                                               5,400                227
Textron, Inc.                                          11,500                636
Tyco International, Ltd.                               53,400              1,526
United Parcel Service, Inc. Class B                    37,400              2,642
United Technologies Corp.                              20,100              1,851
                                                                  --------------
                                                                          26,094
                                                                  --------------

INFORMATION TECHNOLOGY - 17.8%
Adobe Systems, Inc.                                     4,600                171
Adtran, Inc. (+++)                                      6,200                202
Advanced Fibre Communications,
   Inc. (#)                                            15,200                373
Altera Corp. (#)                                        6,900                152
Applied Materials, Inc. (#)                            42,100                894
Arrow Electronics, Inc.                                 9,100                224
Atmel Corp. (#)                                        47,900                331
Automatic Data Processing, Inc.                        25,000              1,061
Avnet, Inc.                                             7,800                184
BMC Software, Inc. (#)                                 48,700                955
Cadence Design Systems, Inc. (#)                       60,400                932
CDW Corp.                                               7,200                498
Cisco Systems, Inc. (#)                               197,500              4,562
Citrix Systems, Inc. (#)                               38,200                809
Computer Associates International, Inc.                22,700                603
Dell, Inc. (#)                                         92,600              3,023
EMC Corp. Massachusetts                                75,400              1,080

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
First Data Corp.                                       37,400              1,533
Hewlett-Packard Co.                                    28,263                642
Intel Corp.                                           190,300              5,562
International Business Machines Corp.                  47,900              4,622
Intuit, Inc. (#)                                        7,100                315
JDS Uniphase Corp. (#)                                121,800                597
LSI Logic Corp. (#)                                    63,400                640
Lucent Technologies, Inc. (+++)                        16,400                 69
Microsoft Corp.                                       285,900              7,577
Motorola, Inc.                                         38,000                701
National Semiconductor Corp. (#)                       11,700                461
NCR Corp. (#)                                           2,200                 98
Network Associates, Inc. (#)                            9,400                165
Oracle Corp. (#)                                       46,900                604
Qualcomm, Inc.                                          5,500                349
Sanmina-SCI Corp. (#)                                  95,900              1,217
Scientific-Atlanta, Inc.                               18,800                622
Texas Instruments, Inc.                                71,800              2,201
VeriSign, Inc. (#)                                     14,700                256
Vishay Intertechnology, Inc. (#)(+++)                  11,900                268
Waters Corp. (#)                                       28,100              1,038
Xerox Corp.                                             9,800                139
Xilinx, Inc. (#)                                       12,000                504
Yahoo!, Inc. (#)                                       19,100                848
                                                                  --------------
                                                                          47,082
                                                                  --------------

MATERIALS - 2.9%
Alcoa, Inc.                                            11,300                423
Engelhard Corp.                                         6,300                183
Freeport-McMoRan Copper & Gold,
   Inc. Class B                                        22,400                955
Georgia-Pacific Corp.                                  19,600                628
Louisiana-Pacific Corp.                                48,300              1,194
Monsanto Co.                                           16,813                556
Newmont Mining Corp.                                    1,300                 56
Phelps Dodge Corp.                                     11,400                983
PPG Industries, Inc.                                    4,000                235
Sealed Air Corp. (#)                                   10,200                508
Smurfit-Stone Container Corp. (#)                      27,500                510
United States Steel Corp. (+++)                        37,400              1,374
                                                                  --------------
                                                                           7,605
                                                                  --------------

TELECOMMUNICATION SERVICES - 3.8%
BellSouth Corp.                                        83,400              2,299
Nextel Communications, Inc.
   Class A (#)                                         64,800              1,717
SBC Communications, Inc.                               85,818              2,060
Sprint Corp.-PCS Group (#)                             70,100                631
Verizon Communications, Inc.                           90,400              3,465
                                                                  --------------
                                                                          10,172
                                                                  --------------

UTILITIES - 2.2%
Centerpoint Energy, Inc. (+++)                          1,500                 16
Dominion Resources, Inc.                                1,800                113
Duke Energy Corp.                                      15,200                334
Edison International                                    7,200                166
Exelon Corp.                                           25,700              1,725
FPL Group, Inc.                                           600                 39
Kinder Morgan, Inc.                                     6,100                376
Northeast Utilities                                     4,100                 79
PG&E Corp.                                              5,400                152
PPL Corp.                                               3,900                181
Progress Energy, Inc.                                   8,300                383
Public Service Enterprise Group, Inc.                  10,600                500
Sempra Energy                                           6,400                203
Southern Co. (The)                                     54,400              1,649
                                                                  --------------
                                                                           5,916
                                                                  --------------

TOTAL COMMON STOCKS
(cost $245,022)                                                          261,126
                                                                  --------------

SHORT-TERM INVESTMENTS - 3.1%
AIM Short Term Investment
   Treasury Portfolio                                   1,606                  2
Federated Investors Prime Cash
   Obligation Fund                                  4,266,198              4,266
State Street Navigator Securities
   Prime Lending Portfolio (***)                    3,288,325              3,288
United States Treasury Bill (^^)(^)(+)
   0.820% due 03/11/04                                    200                200
   0.870% due 03/11/04                                    400                400
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,156)                                                              8,156
                                                                  --------------

TOTAL INVESTMENTS - 101.7%
(identified cost $253,178)                                               269,282

OTHER ASSETS AND LIABILITIES
NET - (1.7%)                                                              (4,373)
                                                                  --------------

NET ASSETS - 100.0%                                                      264,909
                                                                  ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

Amounts in thousands

                                                                    UNREALIZED
                                                    NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT        (DEPRECIATION)
(Number of Contracts)                                  $                $
--------------------------------------------------------------------------------
LONG POSITIONS
S&P 500 Index
   expiration date 03/04 (16)                           4,578                 35
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                  35
                                                                  ==============

SSgA
SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 14.2%
Aftermarket Technology Corp. (#)(+++)                 142,500              1,994
Alliance Gaming Corp. (#)                              41,200              1,000
AnnTaylor Stores Corp. (#)                            125,500              5,747
Autobytel, Inc. (#)(+++)                              223,200              3,127
Brookfield Homes Corp. (+++)                           85,500              2,432
Champion Enterprises, Inc. (#)(+++)                    99,300              1,058
Choice Hotels International, Inc.                      74,600              3,271
CSK Auto Corp. (#)                                    163,100              3,145
CSS Industries, Inc. (+++)                             25,500                797
Dura Automotive Systems, Inc.
   Class A (#)(+++)                                   108,300              1,386
Gymboree Corp. (#)(+++)                                44,000                649
Haverty Furniture Cos., Inc.                          104,300              2,225
Insight Enterprises, Inc. (#)(+++)                    256,470              5,455
Isle of Capri Casinos, Inc. (#)(+++)                   93,800              2,156
Jarden Corp. (#)(+++)                                  54,500              1,935
Jo-Ann Stores, Inc. (#)                                72,830              1,958
Kellwood Co.                                           95,300              3,999
Marcus Corp.                                           78,000              1,364
Maxwell Shoe Co. Class A (#)                           39,700                877
Oakley, Inc. (+++)                                     96,200              1,452
Panera Bread Co. Class A (#)(+++)                      32,100              1,244
Papa John's International, Inc. (#)(+++)               91,178              3,357
PEP Boys-Manny Moe & Jack (+++)                        34,500                814
Regis Corp.                                           150,600              6,508
Scientific Games Corp. Class A (#)(+++)               215,346              3,642
Select Comfort Corp. (#)(+++)                         132,700              3,592
Tuesday Morning Corp. (#)(+++)                         41,300              1,363
Winnebago Industries (+++)                             66,800              4,462
Wolverine World Wide, Inc.                            207,300              4,882
Zale Corp. (#)                                         84,579              4,837
                                                                  --------------
                                                                          80,728
                                                                  --------------

CONSUMER STAPLES - 1.3%
Corn Products International, Inc.                     133,000              5,041
Pantry, Inc. (The) (#)                                117,202              2,476
                                                                  --------------
                                                                           7,517
                                                                  --------------

ENERGY - 5.2%
Cabot Oil & Gas Corp. (+++)                           122,900              3,732
Comstock Resources, Inc. (#)(+++)                      43,900                847
Frontier Oil Corp. (+++)                              119,200              2,296
Nuevo Energy Co. (#)                                  112,600              3,206
Oceaneering International, Inc. (#)                   108,236              3,700
Overseas Shipholding Group (+++)                      112,500              4,039
Patina Oil & Gas Corp.                                 99,468              5,079
Stone Energy Corp. (#)                                 20,500                923
Tesoro Petroleum Corp. (+++)                          295,000              5,384
                                                                  --------------
                                                                          29,206
                                                                  --------------

FINANCIALS - 19.7%
Affiliated Managers Group (#)(+++)                     34,400              2,907
Anchor Bancorp Wisconsin, Inc. (+++)                   99,600              2,609
BankAtlantic Bancorp, Inc. Class A (+++)              298,200              5,344
Boykin Lodging Co. (##)(+++)                           69,500                641
Brandywine Realty Trust (##)                          100,800              2,873
Capital Automotive REIT (##)                          121,400              4,145
Commercial Federal Corp. (+++)                        197,800              5,546
Community Bank System, Inc.                            27,100              1,256
Community Banks, Inc. (+++)                            19,200                608
Corus Bankshares, Inc.                                 51,000              2,071
Delphi Financial Group Class A (+++)                   55,950              2,181
Dime Community Bancshares                             108,700              3,427
E-Loan, Inc. (#)(+++)                                 360,200              1,041
First Bancorp Puerto Rico                              81,450              3,458
FirstFed Financial Corp.                               96,074              4,170
Flagstar Bancorp, Inc. (+++)                          184,200              4,762
Flushing Financial Corp.                               60,300              1,140
Fremont General Corp. (+++)                            85,900              1,928
Hancock Holding Co. (+++)                              23,200              1,348
Hawthorne Financial Corp. (+++)                        26,200              1,024
Heritage Property Investment
   Trust (##)(+++)                                     28,700                854
Hilb Rogal & Hamilton Co. (+++)                        33,600              1,236
IMPAC Mortgage Holdings, Inc. (##)                    207,400              4,397
Irwin Financial Corp. (+++)                           159,758              4,721
Kilroy Realty Corp. (##)                              106,500              3,557
Landamerica Financial Group, Inc. (+++)                71,228              3,333
Local Financial Corp. (#)                             101,200              2,223
LTC Properties, Inc. (##)(+++)                         49,700                840
National Health Investors, Inc. (##)                   47,800              1,334
New Century Financial Corp. (+++)                     102,800              5,037
PFF Bancorp, Inc.                                      32,900              1,179
Philadelphia Consolidated
   Holding Co. (#)                                     68,500              4,081
Provident Bankshares Corp. (+++)                       87,627              2,887
PS Business Parks, Inc. (##)                           89,328              4,064
R&G Financial Corp. Class B                            75,300              2,360
Selective Insurance Group                              19,600                723
Silicon Valley Bancshares (+++)                       157,800              5,405
Texas Regional Bancshares, Inc.
   Class A (+++)                                       33,000              1,307
U.S.B. Holding Co., Inc. (+++)                         76,800              1,788
UICI (#)                                              123,300              1,682
Ventas, Inc. (##)                                     229,800              6,077
WesBanco, Inc. (+++)                                   17,492                526
                                                                  --------------
                                                                         112,090
                                                                  --------------

HEALTH CARE - 13.0%
aaiPharma, Inc. (#)(+++)                              102,539              1,569
Alpharma, Inc. Class A (+++)                          208,800              4,481

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Applera Corp. - Celera Genomics
Group Class R (#)                                     276,400              4,008
D&K Healthcare Resources, Inc. (+++)                   70,346                689
Dendrite International, Inc. (#)                      128,000              2,116
First Horizon Pharmaceutical
   Corp. (#)(+++)                                     207,900              3,881
Gen-Probe, Inc. (#)                                   122,100              4,175
Haemonetics Corp. (#)                                 138,500              4,015
Idexx Laboratories, Inc. (#)                          110,600              5,648
Inamed Corp. (#)                                       76,950              3,686
Integra LifeSciences Holdings
   Corp. (#)                                           75,500              2,394
InterMune, Inc. (#)(+++)                              155,000              2,979
Kensey Nash Corp. (#)(+++)                             45,000              1,178
Nabi Biopharmaceuticals (#)(+++)                       49,800                702
PDI, Inc. (#)(+++)                                     56,168              1,404
Pediatrix Medical Group, Inc. (#)(+++)                 36,300              2,260
Province Healthcare Co. (#)                           115,000              1,852
PSS World Medical, Inc. (#)                           252,500              3,068
Quidel Corp. (#)(+++)                                 177,700              1,830
Sierra Health Services (#)(+++)                       141,300              4,724
Stewart Enterprises, Inc. Class A (+++)               237,100              1,430
Sybron Dental Specialties, Inc. (#)                    78,000              2,216
US Oncology, Inc. (#)                                 214,299              2,668
Visx, Inc. (#)                                        240,100              4,382
Wilson Greatbatch Technologies,
   Inc. (#)                                            73,700              2,670
Wright Medical Group, Inc. (#)                        124,600              4,074
                                                                  --------------
                                                                          74,099
                                                                  --------------

INDUSTRIALS - 14.3%
Angelica Corp. (+++)                                   49,700              1,175
Armor Holdings, Inc. (#)                              144,500              4,243
Banta Corp.                                            39,400              1,748
Briggs & Stratton Corp.                                78,716              5,380
Brink's Co. (The)                                      57,200              1,515
Carlisle Cos., Inc.                                     3,600                205
Consolidated Graphics, Inc. (#)(+++)                   78,000              2,906
Dycom Industries, Inc. (#)                            231,400              5,997
Engineered Support Systems, Inc.                       81,700              4,265
ExpressJet Holdings, Inc. (#)(+++)                    296,400              4,070
Global Power Equipment Group,
   Inc. (#)(+++)                                      124,800              1,345
Hughes Supply, Inc.                                    36,500              1,739
Imagistics International, Inc. (#)                     99,100              4,455
Invision Technologies, Inc. (+++)                     100,600              3,527
Kaydon Corp. (+++)                                    105,500              2,864
MAIR Holdings, Inc. (+++)                              58,639                569
Manitowoc Co. (+++)                                   151,500              4,697
Roper Industries, Inc.                                 56,100              2,724
School Specialty, Inc. (#)(+++)                        76,100              2,587
Sourcecorp (#)                                         35,700                954
Teledyne Technologies, Inc. (#)                       156,562              3,172
TeleTech Holdings, Inc. (#)                           436,700              3,384
Terex Corp. (+++)                                      56,500              1,979
Tetra Tech, Inc. (#)                                  216,739              4,617
United Rentals, Inc. (#)                              202,200              3,547
United Stationers, Inc.                               126,329              5,017
Wabash National Corp. (+++)                            89,100              2,535
                                                                  --------------
                                                                          81,216
                                                                  --------------

INFORMATION TECHNOLOGY - 21.1%
Aeroflex, Inc. (#)(+++)                               187,000              2,622
AnSystem, Inc. (#)                                     86,300              3,463
Arris Group, Inc. (#)(+++)                            443,300              4,597
Ask Jeeves (#)(+++)                                   186,600              3,767
Aspect Communications Corp. (#)(+++)                   98,137              1,772
Aspen Technology, Inc. (#)(+++)                       236,000              2,070
Audiovox Corp. Class A (#)(+++)                       126,248              2,078
Benchmark Electronics, Inc. (#)                       162,150              5,644
CACI International, Inc. Class A (#)                   67,600              2,998
Checkpoint Systems, Inc. (+++)                        203,207              3,790
Digital River, Inc. (#)(+++)                          162,600              3,559
DSP Group, Inc. (#)(+++)                               62,500              1,592
Electronics for Imaging (#)                           187,830              4,765
Entegris, Inc. (#)(+++)                               181,600              2,206
Exar Corp. (#)                                         43,100                767
Hyperion Solutions Corp. (#)(+++)                      58,400              2,087
Infospace, Inc. (#)(+++)                              124,300              4,520
Intergraph Corp. (#)                                   38,600                792
Inter-Tel, Inc.                                       112,900              3,415
JDA Software Group, Inc. (#)(+++)                      83,656              1,298
Keane, Inc. (+++)                                     328,400              4,867
Komag, Inc. (#)(+++)                                  139,300              3,182
Kronos, Inc. (#)                                      119,125              4,009
Lawson Software, Inc. (#)                             408,600              3,583
MPS Group, Inc. (#)                                   116,700              1,138
MRO Software, Inc. (#)                                144,800              2,008
MTS Systems Corp. (+++)                                32,400                871
NetIQ Corp. (#)                                       294,100              3,891
Photronics, Inc. (#)(+++)                             109,400              1,900
Powerwave Technologies, Inc. (#)(+++)                 143,400              1,415
Radiant Systems, Inc. (#)(+++)                        106,300                760
Renaissance Learning, Inc. (+++)                       65,860              1,679
RSA Security, Inc. (#)                                 48,100                800
Semtech Corp. (#)                                     118,272              2,853
Silicon Storage Technology, Inc. (#)(+++)             212,100              2,655
SS&C Technologies, Inc. (+++)                          71,300              3,623
TTM Technologies, Inc. (#)(+++)                       238,200              3,849
United Online, Inc. (#)(+++)                          133,300              2,295
UNOVA, Inc. (#)                                        84,400              1,838
Varian, Inc. (#)                                      140,717              5,616

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
WebEx Communications, Inc. (#)(+++)                   156,000              3,989
Websense, Inc. (#)(+++)                               118,700              3,241
Westell Technologies, Inc.
   Class A (#)(+++)                                   270,000              2,068
                                                                  --------------
                                                                         119,932
                                                                  --------------

MATERIALS - 3.9%
Airgas, Inc.                                          129,806              2,693
Century Aluminum Co.                                  106,157              2,887
FMC Corp.                                             101,400              3,803
Georgia Gulf Corp.                                    191,600              5,213
Headwaters, Inc. (#)(+++)                             104,400              2,484
Louisiana-Pacific Corp.                               181,748              4,495
Quanex Corp. (+++)                                     14,700                684
                                                                  --------------
                                                                          22,259
                                                                  --------------

TELECOMMUNICATION SERVICES - 0.9%
Commonwealth Telephone
   Enterprises, Inc. (+++)                             29,600              1,215
Primus Telecommunications GP (#)(+++)                 168,800              1,278
Talk America Holdings, Inc. (#)(+++)                  220,691              2,582
                                                                  --------------
                                                                           5,075
                                                                  --------------

UTILITIES - 3.3%
Cleco Corp. (+++)                                     119,700              2,271
CMS Energy Corp. (+++)                                144,800              1,332
Energen Corp.                                         137,439              5,705
Oneok, Inc.                                           247,300              5,493
Sierra Pacific Resources (+++)                        447,600              3,608
                                                                  --------------
                                                                          18,409
                                                                  --------------

TOTAL COMMON STOCKS
(cost $469,133)                                                          550,531
                                                                  --------------

SHORT-TERM INVESTMENTS - 23.5%
AIM Short Term Investment
   Treasury Portfolio                               1,005,965              1,006
Federated Investors Prime Cash
   Obligation Fund                                 14,527,855             14,528
State Street Navigator Securities
   Prime Lending Portfolio (***)                  116,308,745            116,309
United States Treasury Bill (^^)(^)(+)
   0.870% due 03/11/04                                  2,000              2,000
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $133,843)                                                          133,843
                                                                  --------------

TOTAL INVESTMENTS - 120.4%
(identified cost $602,976)                                               684,374

OTHER ASSETS AND LIABILITIES
NET - (20.4%)                                                           (116,041)
                                                                  --------------

NET ASSETS - 100.0%                                                      568,333
                                                                  ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

Amounts in thousands

                                                                    UNREALIZED
                                                    NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT        (DEPRECIATION)
(Number of Contracts)                                  $                $
--------------------------------------------------------------------------------
LONG POSITIONS
Russell 2000TM Index
   expiration date 03/04 (46)                          13,469                (94)
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                 (94)
                                                                  ==============

SSgA
CORE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.7%
Best Buy Co., Inc.                                     77,900              4,148
Carnival Corp.                                        108,100              4,796
Clear Channel Communications, Inc.                    154,000              6,628
COX Communications, Inc. Class A (#)                  168,000              5,443
Hilton Hotels Corp.                                   225,300              3,612
Home Depot, Inc.                                      182,000              6,608
Interpublic Group of Cos., Inc.                       350,000              5,933
TJX Cos., Inc.                                        252,000              5,935
Univision Communications, Inc.
   Class A (#)                                         91,300              3,253
                                                                  --------------
                                                                          46,356
                                                                  --------------

CONSUMER STAPLES - 9.7%
Coca-Cola Co. (The)                                   171,650              8,576
Colgate-Palmolive Co.                                  69,650              3,862
Estee Lauder Cos., Inc. (The) Class A                 143,000              6,092
Gillette Co. (The)                                    137,000              5,273
Systemco Corp.                                        116,000              4,599
Wal-Mart Stores, Inc.                                 171,700             10,226
                                                                  --------------
                                                                          38,628
                                                                  --------------

ENERGY - 6.2%
Baker Hughes, Inc.                                    160,000              6,019
Burlington Resources, Inc.                             63,800              3,735
Exxon Mobil Corp.                                     350,000             14,760
                                                                  --------------
                                                                          24,514
                                                                  --------------

FINANCIALS - 19.5%
American Express Co.                                  181,200              9,680
American International Group, Inc.                    140,100             10,367
Bank of America Corp.                                 100,150              8,204
Bank of New York Co., Inc. (The)                      168,200              5,551
Citigroup, Inc.                                       321,250             16,147
Freddie Mac                                            68,900              4,266
Goldman Sachs Group, Inc.                              66,600              7,051
Hartford Financial Services Group, Inc.               103,000              6,747
Morgan Stanley                                         95,000              5,677
Wells Fargo & Co.                                      70,600              4,049
                                                                  --------------
                                                                          77,739
                                                                  --------------

HEALTH CARE - 15.5%
Amgen, Inc.                                           116,900              7,427
Applera Corp. - Applied BioSystems
   Group Class P                                      250,000              5,700
Cardinal Health, Inc.                                 101,400              6,614
Eli Lilly & Co.                                        37,000              2,736
Gilead Sciences, Inc. (#)                              68,200              3,697
Invitrogen Corp. (#)(+++)                              28,500              2,100
Johnson & Johnson                                     116,900              6,302
Medtronic, Inc.                                       145,600              6,829
Pfizer, Inc.                                          433,000             15,869
Wyeth                                                 105,500              4,167
                                                                  --------------
                                                                          61,441
                                                                  --------------

INDUSTRIALS - 11.4%
3M Co.                                                 57,900              4,517
Burlington Northern Santa Fe Corp.                    128,000              4,119
General Dynamics Corp.                                 66,400              6,117
General Electric Co.                                  498,000             16,196
ITT Industries, Inc.                                   53,000              4,002
Lockheed Martin Corp.                                 124,700              5,771
Rockwell Automation, Inc.                             146,400              4,459
                                                                  --------------
                                                                          45,181
                                                                  --------------

INFORMATION TECHNOLOGY - 20.3%
Analog Devices, Inc.                                  101,000              5,040
Automatic Data Processing, Inc.                       123,000              5,221
Cisco Systems, Inc. (#)                               380,000              8,778
EMC Corp. Massachusetts                               320,000              4,582
First Data Corp.                                       96,700              3,963
Flextronics International, Ltd. (#)                   263,900              4,777
Hewlett-Packard Co.                                   263,000              5,973
Intel Corp.                                           269,150              7,867
International Business Machines Corp.                  63,950              6,171
Microsoft Corp.                                       559,000             14,814
Oracle Corp. (#)                                      400,600              5,160
Teradyne, Inc. (#)                                    329,300              8,117
                                                                  --------------
                                                                          80,463
                                                                  --------------

MATERIALS - 2.1%
Air Products & Chemicals, Inc.                         79,500              3,835
EI Du Pont de Nemours & Co.                           103,300              4,658
                                                                  --------------
                                                                           8,493
                                                                  --------------

TELECOMMUNICATION SERVICES - 1.6%
Alltel Corp.                                          124,700              6,459
                                                                  --------------

UTILITIES - 1.2%
PG&E Corp.                                            173,000              4,873
                                                                  --------------

TOTAL COMMON STOCKS
(cost $390,463)                                                          394,147
                                                                  --------------

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.7%
AIM Short Term Investment
   Prime Portfolio                                    866,482                866
Federated Government Obligations Fund                 875,484                875
State Street Navigator Securities
   Prime Lending Portfolio (***)                    1,035,515              1,036
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,777)                                                              2,777
                                                                  --------------

TOTAL INVESTMENTS - 99.9%
(identified cost $393,240)                                               396,924

OTHER ASSETS AND LIABILITIES
NET - 0.1%                                                                   262
                                                                  --------------

NET ASSETS - 100.0%                                                      397,186
                                                                  ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
TUCKERMAN ACTIVE REIT FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
APARTMENT - 15.2%
Apartment Investment & Management
   Co. Class A (##)                                    89,620              2,904
AvalonBay Communities, Inc. (##)                       75,415              3,799
Camden Property Trust (##)                             96,167              4,202
Equity Residential (##)                               162,993              4,849
Essex Property Trust, Inc. (##)                        21,935              1,381
                                                                  --------------
                                                                          17,135
                                                                  --------------
HOTELS/LEISURE - 6.2%
Hospitality Properties Trust (##)                      42,273              1,839
Host Marriott Corp. (##)                              261,368              3,178
LaSalle Hotel Properties (##)                          95,713              1,957
                                                                  --------------
                                                                           6,974
                                                                  --------------
OFFICE/INDUSTRIAL - 26.8%
Boston Properties, Inc. (##)                          124,397              6,373
CarrAmerica Realty Corp. (##)                          80,436              2,590
Centerpoint Properties Trust (##)                      34,832              2,694
Corporate Office Properties Trust (##)                170,249              3,923
Duke Realty Corp. (##)                                100,986              3,272
Eastgroup Properties (##)                              16,733                565
Equity Office Properties Trust (##)                   104,439              2,981
Prologis (##)                                         159,680              5,290
SL Green Realty Corp. (##)                             58,824              2,588
                                                                  --------------
                                                                          30,276
                                                                  --------------
OUTLET CENTERS - 5.6%
Chelsea Property Group, Inc. (##)                      85,268              5,061
Tanger Factory Outlet Centers (##)                     28,237              1,197
                                                                  --------------
                                                                           6,258
                                                                  --------------
REGIONAL MALLS - 22.3%
General Growth Properties, Inc. (##)                  238,026              7,442
Mills Corp. (The) (##)                                 97,636              4,868
Rouse Co. (The) (##)                                   62,926              3,146
Simon Property Group, Inc. (##)                       176,728              9,631
                                                                  --------------
                                                                          25,087
                                                                  --------------

SELF STORAGE - 3.2%
Public Storage, Inc. (##)                              76,604              3,656
                                                                  --------------

SHOPPING CENTER - 18.4%
Developers Diversified Realty Corp. (##)              101,346              3,726
Kimco Realty Corp. (##)                                81,801              3,841
Pan Pacific Retail Properties, Inc. (##)               57,198              2,831
Ramco-Gershenson Properties (##)(+++)                  11,487                321
Regency Centers Corp. (##)                             75,372              3,162
Vornado Realty Trust (##)                             121,449              6,910
                                                                  --------------
                                                                          20,791
                                                                  --------------

TOTAL COMMON STOCKS
(cost $78,230)                                                           110,177
                                                                  --------------

SHORT-TERM INVESTMENTS - 2.2%
AIM Short Term Investment
   Prime Portfolio                                        572                  1
Federated Investors Prime Cash
   Obligations Fund                                 2,309,446              2,309
State Street Navigator Securities Prime
   Lending Portfolio (***)                            167,843                168
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,478)                                                              2,478
                                                                  --------------

TOTAL INVESTMENTS - 99.9%
(identified cost $80,708)                                                112,655

OTHER ASSETS AND LIABILITIES
NET - 0.1%                                                                   137
                                                                  --------------

NET ASSETS - 100.0%                                                      112,792
                                                                  ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

  See accompanying notes which are an integral part of the financial statements.

SSgA
SPECIAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 18.0%
Brinker International, Inc. (#)                        16,349                615
Carter's, Inc. (#)(+++)                                10,300                309
Chico's FAS, Inc. (#)                                  11,900                509
Cumulus Media, Inc. Class A (#)                        31,300                623
Gentex Corp.                                           12,300                501
Linens 'N Things, Inc. (#)                             13,500                458
Mandalay Resort Group                                  10,400                535
Panera Bread Co. Class A (#)                            5,400                209
PF Chang's China Bistro, Inc. (#)(+++)                  7,600                370
                                                                  --------------
                                                                           4,129
                                                                  --------------

CONSUMER STAPLES - 3.0%
Alberto-Culver Co.                                      8,250                339
Cott Corp.                                             12,200                360
                                                                  --------------
                                                                             699
                                                                  --------------

ENERGY - 5.0%
Noble Corp. (#)                                         8,800                357
Smith International, Inc.                               5,600                284
Teekay Shipping Corp.                                   7,500                500
                                                                  --------------
                                                                           1,141
                                                                  --------------

FINANCIALS - 22.4%
Affiliated Managers Group (#)(+++)                      6,700                566
Commerce Bancorp, Inc.                                  8,100                491
GATX Corp.                                             19,100                449
Greater Bay Bancorp (+++)                              20,800                573
Investors Financial Services Corp. (+++)                8,600                379
Legg Mason, Inc.                                        4,900                462
Southwest Bancorp of Texas, Inc.                       14,500                567
T Rowe Price Group, Inc.                               12,300                647
Willis Group Holdings, Ltd.                            10,900                418
Wintrust Financial Corp. (+++)                         12,000                577
                                                                  --------------
                                                                           5,129
                                                                  --------------

HEALTH CARE - 12.6%
Cephalon, Inc. (#)(+++)                                 4,300                255
Community Health Systems, Inc. (#)                      8,100                227
Covance, Inc. (#)                                      16,500                495
Express Scripts, Inc. (#)                               6,100                444
Gilead Sciences, Inc. (#)                               5,000                271
ICOS Corp. (#)(+++)                                     8,800                337
Invitrogen Corp. (#)                                    3,600                265
NPS Pharmaceuticals, Inc. (#)(+++)                     12,000                360
Province Healthcare Co. (#)                            14,000                225
                                                                  --------------
                                                                           2,879
                                                                  --------------

INDUSTRIALS - 10.0%
IDEX Corp.                                             13,800                588
Oshkosh Truck Corp.                                    11,000                648
Parker Hannifin Corp.                                   8,600                483
Roper Industries, Inc.                                 11,700                568
                                                                  --------------
                                                                           2,287
                                                                  --------------

INFORMATION TECHNOLOGY - 19.4%
BEA Systems, Inc. (#)                                  35,200                486
Brooks Automation, Inc. (#)                            13,500                286
Emulex Corp. (#)                                       16,500                382
Jabil Circuit, Inc. (#)                                14,800                414
Lam Research Corp. (#)                                 14,500                371
Lawson Software, Inc. (#)(+++)                         26,500                232
Manhattan Associates, Inc. (#)                         15,300                438
Mercury Interactive Corp. (#)                           7,100                345
Micros Systems, Inc. (#)                               10,200                445
SynopSystem, Inc. (#)                                  12,000                354
Teradyne, Inc. (#)                                     14,700                362
Vishay Intertechnology, Inc. (#)                       15,100                340
                                                                  --------------
                                                                           4,455
                                                                  --------------

MATERIALS - 5.6%
Aptargroup, Inc.                                       12,400                502
Rohm & Haas Co.                                         9,900                394
Spartech Corp.                                         16,300                385
                                                                  --------------
                                                                           1,281
                                                                  --------------

TOTAL COMMON STOCKS
(cost $16,273)                                                            22,000
                                                                  --------------

SHORT-TERM INVESTMENTS - 19.3%
Federated Investors
   Prime Cash Obligation Fund                         983,868                984
State Street Navigator Securities
   Prime Lending Portfolio (***)                    3,445,379              3,445
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,429)                                                              4,429
                                                                  --------------

TOTAL INVESTMENTS - 115.3%
(identified cost $20,702)                                                 26,429

OTHER ASSETS AND LIABILITIES
NET - (15.3%)                                                             (3,499)
                                                                  --------------

NET ASSETS - 100.0%                                                       22,930
                                                                  ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 13.3%
Amazon.Com, Inc. (#)                                   36,100              1,558
Autobytel, Inc. (#)(+++)                              172,200              2,412
Ford Motor Co.                                        123,900              1,704
Gap, Inc. (The)                                        27,800                578
Hasbro, Inc.                                           16,000                350
Hughes Electronics Corp.                              124,500              2,159
Nike, Inc. Class B                                     27,900              2,044
Saks, Inc. (#)                                        131,100              2,284
                                                                  --------------
                                                                          13,089
                                                                  --------------

CONSUMER STAPLES - 5.9%
Avon Products, Inc.                                    30,400              2,146
ConAgra Foods, Inc.                                    63,700              1,732
Pantry, Inc. (The) (#)                                 24,227                512
Procter & Gamble Co.                                   12,000              1,230
RJ Reynolds Tobacco Holdings, Inc. (+++)                3,600                222
                                                                  --------------
                                                                           5,842
                                                                  --------------

ENERGY - 5.5%
Burlington Resources, Inc.                             16,000                937
Occidental Petroleum Corp.                             50,700              2,251
Sunoco, Inc.                                           35,500              2,183
                                                                  --------------
                                                                           5,371
                                                                  --------------

FINANCIALS - 26.8%
Aflac, Inc.                                            56,400              2,290
AON Corp.                                              44,800              1,175
Capital One Financial Corp.                            29,800              2,107
Countrywide Financial Corp.                            23,666              2,169
Doral Financial Corp. (+++)                            55,150              1,882
Downey Financial Corp.                                 33,700              1,814
Fannie Mae                                             34,900              2,613
First Tennessee National Corp.                         33,100              1,531
Flagstar Bancorp, Inc. (+++)                           38,600                998
Greenpoint Financial Corp.                             44,000              1,919
Hartford Financial Services Group, Inc.                33,400              2,188
JP Morgan Chase & Co.                                  27,500              1,128
National City Corp.                                    49,900              1,781
National Commerce Financial Corp.                      64,600              1,890
W Holding Co., Inc. (+++)                              41,300                828
                                                                  --------------
                                                                          26,313
                                                                  --------------

HEALTH CARE - 11.7%
Biomet, Inc.                                           53,400              2,082
Cigna Corp.                                             7,900                438
Endo Pharmaceuticals Holdings, Inc. (#)                85,800              2,082
InterMune, Inc. (#)(+++)                               51,800                996
Johnson & Johnson                                      37,000              1,995
Merck & Co., Inc.                                      13,700                659
Telik, Inc. (#)                                        25,900                609
Valeant Pharmaceuticals International (+++)            69,000              1,513
WellPoint Health Networks                              10,200              1,109
                                                                  --------------
                                                                          11,483
                                                                  --------------
INDUSTRIALS - 9.7%
Deere & Co.                                            16,400              1,053
Education Management Corp. (#)                         31,200                999
ExpressJet Holdings, Inc. (#)(+++)                    111,400              1,530
FedEx Corp.                                            25,900              1,779
Precision Castparts Corp.                              46,200              2,086
United Technologies Corp.                               8,500                783
University of Phoenix Online (#)                       16,500              1,326
                                                                  --------------
                                                                           9,556
                                                                  --------------

INFORMATION TECHNOLOGY - 15.0%
Altera Corp. (#)                                       71,700              1,583
Ask Jeeves (#)(+++)                                    15,600                315
Checkfree Corp. (#)                                    62,600              1,817
Cognizant Technology Solutions Corp. (#)               21,400              1,015
Compuware Corp. (#)                                   151,700              1,189
Comverse Technology, Inc. (#)                          62,500              1,233
EMC Corp. Massachusetts                                93,900              1,345
Foundry Networks, Inc. (#)                             84,200              1,987
Juniper Networks, Inc. (#)(+++)                        18,100                468
Microsoft Corp.                                        74,500              1,974
Red Hat, Inc. (#)                                      20,300                367
Synaptics, Inc. (#)(+++)                               80,186              1,466
                                                                  --------------
                                                                          14,759
                                                                  --------------

MATERIALS - 1.0%
Pactiv Corp. (#)                                       43,800                941
                                                                  --------------

TELECOMMUNICATION SERVICES - 3.5%
AT&T Corp.                                             17,460                350
Sprint Corp.-FON Group                                115,200              2,042
Sprint Corp.-PCS Group (#)                             92,500                833
Verizon Communications, Inc.                            5,100                195
                                                                  --------------
                                                                           3,420
                                                                  --------------

UTILITIES - 3.9%
Entergy Corp.                                          18,200              1,079
Exelon Corp.                                           22,600              1,517
UGI Corp.                                              38,150              1,263
                                                                  --------------
                                                                           3,859
                                                                  --------------

TOTAL COMMON STOCKS
(cost $80,452)                                                            94,633
                                                                  --------------

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.5%
AIM Short Term Investment
   Treasury Portfolio                                   1,039                  1
Federated Investors
   Prime Cash Obligation Fund                       3,165,652              3,166
State Street Navigator Securities
   Prime Lending Portfolio (***)                    6,120,615              6,121
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,288)                                                              9,288
                                                                  --------------

TOTAL INVESTMENTS - 105.8%
(identified cost $89,740)                                                103,921

OTHER ASSETS AND LIABILITIES
NET - (5.8%)                                                              (5,663)
                                                                  --------------

NET ASSETS - 100.0%                                                       98,258
                                                                  ==============

                                                                    UNREALIZED
                                                    NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT        (DEPRECIATION)
(Number of Contracts)                                  $                $
--------------------------------------------------------------------------------
LONG POSITIONS
S&P 500 Index
expiration date 03/04 (10)                              2,862                 (2)
                                                                  --------------

Total Unrealized Appreciation
(Depreciation) on Open Futures
Contracts (++)                                                                (2)
                                                                  ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
IAM SHARES FUND

SCHEDULE OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 13.8%
99 Cents Only Stores (#)(+++)                          20,866                539
Bed Bath & Beyond, Inc. (#)                             2,000                 82
Best Buy Co., Inc.                                      4,350                232
Black & Decker Corp.                                    5,600                289
Brunswick Corp.                                         4,700                185
Clear Channel Communications, Inc.                      4,900                211
Coach, Inc. (#)                                        25,588              1,014
Comcast Corp. Class A                                  26,244                788
DaimlerChrysler AG (+++)                                3,000                135
eBay, Inc. (#)                                         10,800                744
Ethan Allen Interiors, Inc. (+++)                      13,800                600
Family Dollar Stores, Inc.                              4,300                164
Federal Signal Corp. (+++)                              7,800                147
Federated Department Stores                             1,600                 84
Ford Motor Co.                                         44,621                614
Gap, Inc. (The)                                         8,500                177
General Motors Corp.                                   18,080                870
Harley-Davidson, Inc.                                  13,800                733
Home Depot, Inc.                                       32,600              1,184
Hughes Electronics Corp.                               19,411                337
Jakks Pacific, Inc. (#)(+++)                            2,100                 30
JC Penney Co., Inc. Holding Co.                         1,100                 34
Johnson Controls, Inc.                                  9,400                548
Katy Industries, Inc.                                  14,000                 83
Knight-Ridder, Inc.                                     6,000                449
Kohl's Corp. (#)                                        7,000                361
Koninklijke Philips Electronics NV                     14,189                432
Lear Corp.                                              1,700                105
Leggett & Platt, Inc.                                   7,700                188
Liberty Media Corp. Class A (#)                        33,892                386
Lowe's Cos., Inc.                                       9,700                543
Marriott International, Inc. Class A                    7,300                326
Maytag Corp.                                           10,800                305
Meredith Corp.                                          6,300                317
New York Times Co. Class A                             15,400                703
Newell Rubbermaid, Inc.                                14,600                374
Omnicom Group                                           1,400                115
Sears Roebuck and Co.                                  28,000              1,316
Sherwin-Williams Co. (The)                              5,700                200
Stanley Works (The)                                     2,300                 89
Starwood Hotels & Resorts Worldwide, Inc.              11,600                453
Target Corp.                                           14,700                646
Tiffany & Co.                                          22,400                942
Time Warner, Inc.                                      68,250              1,177
TJX Cos., Inc.                                          1,100                 26
Tribune Co.                                            20,307              1,014
Viacom, Inc. Class B                                   28,535              1,097
Walt Disney Co.                                        63,700              1,690
Washington Post Class B                                   521                467
Whirlpool Corp.                                         4,900                357
                                                                  --------------
                                                                          23,902
                                                                  --------------

CONSUMER STAPLES - 14.0%
Altria Group, Inc.                                     52,600              3,026
Anheuser-Busch Cos., Inc.                              37,500              1,996
Archer-Daniels-Midland Co.                             36,230                623
Arden Group, Inc. Class A (+++)                         1,500                111
Campbell Soup Co.                                      20,700                579
Coca-Cola Co. (The)                                    59,500              2,972
ConAgra Foods, Inc.                                    32,500                884
Costco Wholesale Corp.                                  7,000                273
Dean Foods Co. (#)                                      9,300                338
Dial Corp. (The)                                       14,000                402
Gillette Co. (The)                                     20,000                770
Great Atlantic & Pacific Tea Co. (+++)                  4,500                 36
Interstate Bakeries (+++)                               2,700                 41
Kellogg Co.                                             8,700                344
Kimberly-Clark Corp.                                   19,600              1,268
Kraft Foods, Inc. Class A                               5,970                202
Kroger Co.                                             36,600                703
PepsiAmericas, Inc.                                     3,700                 71
PepsiCo, Inc.                                          46,240              2,400
Procter & Gamble Co.                                   34,400              3,525
Safeway, Inc. (#)                                      18,600                425
Sara Lee Corp.                                         36,430                795
Supervalu, Inc.                                         8,500                241
Systemco Corp.                                         37,700              1,495
Unilever NV                                             7,100                516
Walgreen Co.                                            9,600                342
                                                                  --------------
                                                                          24,378
                                                                  --------------

ENERGY - 7.0%
Baker Hughes, Inc.                                      6,200                233
BP PLC - ADR                                           10,668                525
ChevronTexaco Corp.                                    28,498              2,517
ConocoPhillips                                          1,200                 83
Exxon Mobil Corp.                                     136,968              5,775
Halliburton Co.                                         9,200                294
Royal Dutch Petroleum Co.                              16,400                813
Schlumberger, Ltd.                                     23,900              1,541
Transocean, Inc.                                       13,764                406
Unocal Corp.                                            1,300                 49
                                                                  --------------
                                                                          12,236
                                                                  --------------

FINANCIALS - 16.7%
ACE, Ltd.                                               3,200                144
Aegon NV Class R                                       35,294                525
Aflac, Inc.                                             3,800                154
Allstate Corp. (The)                                    6,300                287
AMBAC Financial Group, Inc.                               900                 70
American Express Co.                                   16,200                865
American Financial Group, Inc.                         18,800                566
American International Group, Inc.                     35,474              2,624

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Bank of America Corp.                                  23,700              1,942
Bank of New York Co., Inc. (The)                        8,500                281
Bank One Corp.                                         14,800                799
BB&T Corp.                                              3,700                137
Capital One Financial Corp.                             2,100                149
Charles Schwab Corp. (The)                             23,200                284
Citigroup, Inc.                                       132,866              6,677
Fannie Mae                                             11,200                839
Fifth Third Bancorp                                     8,100                454
First Tennessee National Corp.                            800                 37
FleetBoston Financial Corp.                            12,055                543
Freddie Mac                                             6,600                409
Golden West Financial Corp.                             2,200                254
Goldman Sachs Group, Inc.                               6,400                678
Hartford Financial Services Group, Inc.                 1,200                 79
HSBC Holdings PLC - ADR (+++)                          14,932              1,221
Janus Capital Group, Inc.                              41,600                712
JP Morgan Chase & Co.                                  32,550              1,335
Lehman Brothers Holdings, Inc.                          3,200                277
Marsh & McLennan Cos., Inc.                               500                 24
MBNA Corp.                                             13,050                357
Mellon Financial Corp.                                  1,400                 45
Merrill Lynch & Co., Inc.                              11,300                692
Metlife, Inc.                                           3,400                120
Morgan Stanley                                         14,800                884
National City Corp.                                     2,100                 75
North Fork BanCorp., Inc.                               3,500                148
Northern Trust Corp.                                    1,000                 50
Progressive Corp. (The)                                 3,500                289
Providian Financial Corp.                               6,400                 83
SLM Corp.                                               2,700                113
SunTrust Banks, Inc.                                    1,100                 80
Travelers Property Casualty Corp. Class A              32,399                588
Travelers Property Casualty Corp. Class B              12,326                225
US Bancorp                                             28,212                805
Wachovia Corp.                                         18,200                873
Washington Mutual, Inc.                                15,050                676
Wells Fargo & Co.                                       7,500                430
XL Capital, Ltd. Class A                                  700                 54
                                                                  --------------
                                                                          28,953
                                                                  --------------

HEALTH CARE - 11.0%
Abbott Laboratories                                    17,200                736
Amgen, Inc.                                            16,772              1,066
Anthem, Inc. (#)                                          800                 69
Applera Corp. - Applied BioSystems
   Group Class P                                       19,400                442
Baxter International, Inc.                             25,800                751
Boston Scientific Corp. (#)                             8,600                351
Bristol-Myers Squibb Co.                               17,700                492
Cardinal Health, Inc.                                   2,400                157
Cigna Corp.                                               500                 28
Edwards Lifesciences Corp. (#)                         18,200                586
Eli Lilly & Co.                                        12,700                939
Fisher Scientific International                         5,600                298
Forest Laboratories, Inc. (#)                           4,400                332
HCA, Inc.                                               4,200                179
Invitrogen Corp. (#)                                    6,212                458
Johnson & Johnson                                      35,300              1,903
King Pharmaceuticals, Inc. (#)                          1,400                 27
Medco Health Solutions, Inc. (#)                        6,862                224
Medimmune, Inc. (#)                                     1,400                 36
Medtronic, Inc.                                         9,800                460
Merck & Co., Inc.                                      56,900              2,735
New Brunswick Scientific, Inc.                          9,792                 53
Pfizer, Inc.                                          115,645              4,237
Schering-Plough Corp.                                  47,200                848
Steris Corp. (#)                                       13,500                340
Tenet Healthcare Corp.                                  4,100                 49
UnitedHealth Group, Inc.                                7,600                471
WellPoint Health Networks                               1,200                131
Wyeth                                                  13,600                537
Zimmer Holdings, Inc. (#)                               1,770                134
                                                                  --------------
                                                                          19,069
                                                                  --------------

INDUSTRIALS - 15.4%
3M Co.                                                 27,800              2,169
ABX Air, Inc. (#)(+++)                                 11,600                 85
Actuant Corp. Class A (+++)                             4,400                176
American Standard Cos., Inc. (#)                          800                 87
Arkansas Best Corp. (+++)                               1,800                 49
Boeing Co. (The)                                       17,800                772
Caterpillar, Inc.                                      13,300              1,007
Cendant Corp.                                          43,600                990
CSX Corp.                                               5,000                158
Danaher Corp.                                           7,500                672
Deere & Co.                                             5,500                353
Dover Corp.                                            13,200                517
Eaton Corp.                                            10,600                621
Emerson Electric Co.                                   14,500                906
General Dynamics Corp.                                  7,100                654
General Electric Co.                                  199,600              6,490
H&R Block, Inc.                                           900                 49
Honeywell International, Inc.                          21,962                770
Illinois Tool Works, Inc.                               9,704                772
Ingersoll-Rand Co. Class A                              1,600                106
Kansas City Southern (+++)                             25,450                358
L-3 Communications Holdings, Inc.                       4,800                257
Lockheed Martin Corp.                                   9,500                440
Manpower, Inc.                                          7,100                318
Masco Corp.                                            28,900                810
Navistar International Corp.                            5,000                233
Norfolk Southern Corp.                                 12,800                284
Northrop Grumman Corp.                                  5,650                571

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Paccar, Inc.                                            9,900                549
Raytheon Co.                                           13,000                395
Rockwell Automation, Inc.                               4,200                128
Rockwell Collins, Inc.                                  4,200                137
Ryder System, Inc.                                      7,500                276
Siemens AG - ADR (+++)                                  2,700                210
Southwest Airlines Co.                                 29,625                409
SPX Corp.                                               4,800                202
Teledyne Technologies, Inc. (#)                         6,800                138
Thomas & Betts Corp.                                    2,300                 50
Tyco International, Ltd.                               36,700              1,049
Union Pacific Corp.                                     7,200                458
United Parcel Service, Inc. Class B                     5,114                361
United Technologies Corp.                              11,700              1,078
Waste Management, Inc.                                 19,900                567
                                                                  --------------
                                                                          26,681
                                                                  --------------

INFORMATION TECHNOLOGY - 13.8%
Adobe Systems, Inc.                                     2,500                 93
Agilent Technologies, Inc. (#)                          2,212                 76
Amphenol Corp. Class A (#)                              6,600                408
Analog Devices, Inc.                                    2,900                145
Applied Materials, Inc. (#)                            19,500                414
Axcelis Technologies, Inc. (#)                         29,400                336
BMC Software, Inc. (#)                                  1,700                 33
Broadcom Corp. Class A (#)                              4,100                166
Cisco Systems, Inc. (#)                               110,200              2,545
Citrix Systems, Inc. (#)                                2,000                 42
Computer Associates International, Inc.                 4,800                127
Computer Sciences Corp.                                12,500                522
Dell, Inc. (#)                                         35,800              1,169
Electronic Arts, Inc. (#)                               2,800                132
Electronic Data Systems Corp.                           1,200                 23
EMC Corp. Massachusetts                                30,500                437
Energy Conversion Devices, Inc. (#)(+++)                9,400                 75
First Data Corp.                                        6,536                268
Hewlett-Packard Co.                                    37,432                850
Intel Corp.                                           103,600              3,027
International Business Machines Corp.                  24,600              2,374
Intuit, Inc. (#)                                        2,900                129
JDS Uniphase Corp. (#)                                 13,500                 66
Lucent Technologies, Inc. (+++)                        29,095                122
Maxim Integrated Products                               2,400                120
Maxtor Corp. (#)                                       30,804                316
Mercury Interactive Corp. (#)                           1,700                 83
Micron Technology, Inc.                                 5,800                 87
Microsoft Corp.                                       174,000              4,610
Motorola, Inc.                                         15,700                290
Network Appliance, Inc. (#)                             3,800                 82
Nvidia Corp. (#)                                        2,900                 65
Oracle Corp. (#)                                       90,500              1,166
Peoplesoft, Inc. (#)                                    4,500                 97
PerkinElmer, Inc.                                       5,700                119
QLogic Corp. (#)                                        1,500                 63
Qualcomm, Inc.                                          9,400                596
Quantum Corp. (#)(+++)                                 17,000                 65
Siebel Systems, Inc. (#)                                8,700                114
Sun MicroSystems, Inc. (#)                             45,000                240
Texas Instruments, Inc.                                20,500                628
Titan Corp. (#)                                        17,700                373
Veritas Software Corp. (#)                              6,000                183
Xerox Corp.                                            38,700                547
Xilinx, Inc. (#)                                        2,500                105
Yahoo!, Inc. (#)                                       11,300                502
                                                                  --------------
                                                                          24,030
                                                                  --------------

MATERIALS - 2.5%
Air Products & Chemicals, Inc.                          6,000                289
Alcoa, Inc.                                            15,900                596
Dow Chemical Co. (The)                                 25,488              1,108
Georgia-Pacific Corp.                                   9,800                314
International Paper Co.                                16,873                747
Martin Marietta Materials, Inc.                         3,700                182
Monsanto Co.                                            1,330                 44
Rohm & Haas Co.                                         7,236                288
Temple-Inland, Inc.                                     4,300                280
Weyerhaeuser Co.                                        8,100                529
                                                                  --------------
                                                                           4,377
                                                                  --------------

TELECOMMUNICATION SERVICES - 3.5%
AT&T Corp.                                             16,225                325
AT&T Wireless Services, Inc. (#)                       85,990              1,168
BellSouth Corp.                                        18,000                496
Nextel Communications, Inc. Class A (#)                16,300                432
Qwest Communications International                     15,400                 71
SBC Communications, Inc.                               38,053                914
Sprint Corp.-FON Group                                  2,900                 51
Sprint Corp.-PCS Group (#)                             23,800                214
Verizon Communications, Inc.                           63,772              2,443
                                                                  --------------
                                                                           6,114
                                                                  --------------

UTILITIES - 0.2%
Exelon Corp.                                            2,800                188
Southern Co. (The)                                      7,100                215
                                                                  --------------
                                                                             403
                                                                  --------------

TOTAL COMMON STOCKS
(cost $173,888)                                                          170,143
                                                                  --------------

SHORT-TERM INVESTMENTS - 4.0%
AIM Short Term Investment Prime
   Portfolio                                        3,141,150              3,141
American Advantage Money
   Market Fund                                         89,673                 90
State Street Navigator Securities
   Prime Lending Portfolio (***)                    3,487,630              3,488

Amounts in thousands (EXCEPT SHARE AMOUNTS)

                                                   PRINCIPAL          MARKET
                                                  AMOUNT ($)          VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
United States Treasury Bill (^^)(^)(+)
0.870% due 03/11/04                                       210                210
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,929)                                                              6,929
                                                                  --------------

TOTAL INVESTMENTS - 101.9%
(identified cost $180,817) 177,072

OTHER ASSETS AND LIABILITIES
NET - (1.9%)                                                              (3,273)
                                                                  --------------

NET ASSETS - 100.0%                                                      173,799
                                                                  ==============

                                                                    UNREALIZED
                                                    NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT        (DEPRECIATION)
(Number of Contracts)                                  $                $
--------------------------------------------------------------------------------
LONG POSITIONS
S&P 500 Index
   expiration date 03/04 (12)                           3,434                206
                                                                  --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                 206
                                                                  ==============

AS A COURTESY TO OUR FUND SHAREHOLDERS, A COMPLETE UNAUDITED LIST OF FUND HOLDINGS IS MADE AVAILABLE NO LATER THAN 60 DAYS AFTER THE END OF EACH QUARTER. THE LIST MAY BE OBTAINED BY CALLING 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

SSgA
EQUITY FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

FOOTNOTES:
(#)   Nonincome-producing security.
(##)  Real Estate Investment Trust (REIT).
(+) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(++) Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See
      Note 2.
(^)   Rate noted is yield-to-maturity from date of acquisition.
(^^)  Fair value is at amortized cost, which approximate market.
(~) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(~~)  Forward commitment.
(*)   Perpetual floating rate security.
(**) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.
(###) In default.
(+++) All or a portion of the shares of this security are on loan.
(***) Affiliate; the security is purchased with the cash collateral from the securities loaned.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

SSgA
EQUITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 29, 2004 (UNAUDITED)

                                                                DISCIPLINED
Amounts in thousands                                            EQUITY FUND
----------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                $     253,178
Investments, at market*                                              269,282
Cash (restricted)                                                         --
Receivables:
    Dividends and interest                                               429
    Investments sold                                                      --
    Fund shares sold                                                     197
    From Advisor                                                          --
    Daily variation margin on futures contracts                            7
Prepaid expenses                                                          --
                                                               -------------
Total assets                                                         269,915
                                                               -------------

LIABILITIES
Payables:
    Investments purchased                                                 --
    Fund shares redeemed                                               1,556
    Accrued fees to affiliates                                           132
    Other accrued expenses                                                30
Payable upon return of securities loaned                               3,288
                                                               -------------
Total liabilities                                                      5,006
                                                               -------------

NET ASSETS                                                     $     264,909
                                                               =============

Net Assets Consist of:
Undistributed (overdistributed) net investment income          $         623
Accumulated net realized gain (loss)                                 (94,740)
Unrealized appreciation (depreciation) on:
    Investments                                                       16,104
    Futures contracts                                                     35
Shares of beneficial interest                                             29
Additional paid-in capital                                           342,858
                                                               -------------
NET ASSETS                                                     $     264,909
                                                               =============

NET ASSET VALUE, offering and redemption price per share:
  Net asset value per share**                                  $        9.07
    Net assets                                                 $ 264,909,196
    Shares outstanding ($.001 par value)                          29,204,080

Amounts in thousands
*   Securities on loan included in investments                 $       3,217
**  Net Asset Value per share equals net assets divided by
    shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

                                                                 SMALL CAP              CORE              TUCKERMAN ACTIVE
Amounts in thousands                                               FUND           OPPORTUNITIES FUND         REIT FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                $     602,976      $          393,240      $         80,708
Investments, at market*                                              684,374                 396,924               112,655
Cash (restricted)                                                         --                      --                    --
Receivables:
    Dividends and interest                                               258                     617                    80
    Investments sold                                                      --                  17,431                    --
    Fund shares sold                                                     849                     396                   377
    From Advisor                                                          --                      --                    --
    Daily variation margin on futures contracts                           94                      --                    --
Prepaid expenses                                                          31                      --                    --
                                                               -------------      ------------------      ----------------
Total assets                                                         685,606                 415,368               113,112
                                                               -------------      ------------------      ----------------

LIABILITIES
Payables:
    Investments purchased                                                 --                  16,174                    --
    Fund shares redeemed                                                 569                     597                    63
    Accrued fees to affiliates                                           366                     341                    66
    Other accrued expenses                                                29                      34                    23
Payable upon return of securities loaned                             116,309                   1,036                   168
                                                               -------------      ------------------      ----------------
Total liabilities                                                    117,273                  18,182                   320
                                                               -------------      ------------------      ----------------

NET ASSETS                                                     $     568,333      $          397,186      $        112,792
                                                               =============      ==================      ================

Net Assets Consist of:
Undistributed (overdistributed) net investment income          $         (72)     $              459      $            (33)
Accumulated net realized gain (loss)                                  (8,563)                (81,864)                  436
Unrealized appreciation (depreciation) on:
    Investments                                                       81,398                   3,684                31,947
    Futures contracts                                                    (94)                     --                    --
Shares of beneficial interest                                             22                      21                     9
Additional paid-in capital                                           495,642                 474,886                80,433
                                                               -------------      ------------------      ----------------
NET ASSETS                                                     $     568,333      $          397,186      $        112,792
                                                               =============      ==================      ================

NET ASSET VALUE, offering and redemption price per share:
  Net asset value per share**                                  $       26.28      $            18.60      $          13.18
    Net assets                                                 $ 568,332,797      $      397,186,260      $    112,792,386
    Shares outstanding ($.001 par value)                          21,626,982              21,351,675             8,558,510

Amounts in thousands
*   Securities on loan included in investments                 $     113,354      $            1,014      $            163
**  Net Asset Value per share equals net assets divided by
    shares of beneficial interest outstanding.

                                                                  SPECIAL         AGGRESSIVE        IAM SHARES
Amounts in thousands                                            EQUITY FUND       EQUITY FUND          FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                $     20,702      $     89,740      $     180,817
Investments, at market*                                              26,429           103,921            177,072
Cash (restricted)                                                        --               144                 --
Receivables:
    Dividends and interest                                                6               134                297
    Investments sold                                                     --                --                 --
    Fund shares sold                                                     74               297                 --
    From Advisor                                                          5                --                 --
     Daily variation margin on futures contracts                          --                 3                  4
Prepaid expenses                                                         --                 4                 --
                                                               ------------      ------------      -------------
Total assets                                                         26,514           104,503            177,373
                                                               ------------      ------------      -------------

LIABILITIES
Payables:
    Investments purchased                                                --                --                 --
    Fund shares redeemed                                                101                 9                 --
    Accrued fees to affiliates                                           18                93                 71
    Other accrued expenses                                               20                22                 15
Payable upon return of securities loaned                              3,445             6,121              3,488
                                                               ------------      ------------      -------------
Total liabilities                                                     3,584             6,245              3,574
                                                               ------------      ------------      -------------

NET ASSETS                                                     $     22,930      $     98,258      $     173,799
                                                               ============      ============      =============

Net Assets Consist of:
Undistributed (overdistributed) net investment income          $        (57)     $        142      $         427
Accumulated net realized gain (loss)                                (24,510)           (4,145)           (12,886)
Unrealized appreciation (depreciation) on:
    Investments                                                       5,727            14,181             (3,745)
    Futures contracts                                                    --                (2)               206
Shares of beneficial interest                                             2                19                 20
Additional paid-in capital                                           41,768            88,063            189,777
                                                               ------------      ------------      -------------
NET ASSETS                                                     $     22,930      $     98,258      $     173,799
                                                               ============      ============      =============

NET ASSET VALUE, offering and redemption price per share:
  Net asset value per share**                                  $      11.15      $       5.23      $        8.85
    Net assets                                                 $ 22,930,191      $ 98,258,167      $ 173,798,791
    Shares outstanding ($.001 par value)                          2,056,115        18,800,913         19,639,235

Amounts in thousands

*   Securities on loan included in investments                 $      3,366      $      5,960      $       3,398
**  Net Asset Value per share equals net assets divided by
    shares of beneficial interest outstanding.

  See accompanying notes which are an integral part of the financial statements.

SSgA
EQUITY FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                DISCIPLINED
Amounts in thousands                                            EQUITY FUND
----------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                  $       2,154
    Interest                                                               2
    Securities Lending Income                                              3
                                                               -------------
Total investment income                                                2,159
                                                               -------------

EXPENSES
    Advisory fees                                                        301
    Administrative fees                                                   53
    Custodian fees                                                        36
    Distribution fees                                                      9
    Transfer agent fees                                                   29
    Professional fees                                                     15
    Registration fees                                                      6
    Shareholder servicing fees                                            22
    Trustees' fees                                                         7
    Insurance fees                                                         1
    Printing fees                                                          8
    Miscellaneous                                                          3
                                                               -------------
    Expenses before reductions                                           490
    Expense reductions                                                    --
                                                               -------------
Net expenses                                                             490
                                                               -------------
Net investment income (loss)                                           1,669
                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments                                                          666
    Futures contracts                                                    (86)
                                                               -------------
Net realized gain (loss)                                                 580
                                                               -------------
Net change in unrealized appreciation (depreciation) on:
    Investments                                                       29,962
    Futures contracts                                                      8
                                                               -------------
Net change in unrealized appreciation (depreciation)                  29,970
                                                               -------------

Net realized and unrealized gain (loss)                               30,550
                                                               -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $      32,219
                                                               =============

See accompanying notes which are an integral part of the financial statements.

                                                                 SMALL CAP              CORE              TUCKERMAN ACTIVE
Amounts in thousands                                               FUND           OPPORTUNITIES FUND         REIT FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                  $       2,114      $            2,821     $          2,415
    Interest                                                               7                      --                   --
    Securities Lending Income                                             86                       5                    2
                                                               -------------      ------------------     ----------------
Total investment income                                                2,207                   2,826                2,417
                                                               -------------      ------------------     ----------------

EXPENSES
    Advisory fees                                                      1,746                   1,443                  336
    Administrative fees                                                   89                      76                   32
    Custodian fees                                                        51                      37                   17
    Distribution fees                                                     41                      90                   82
    Transfer agent fees                                                   39                      44                   27
    Professional fees                                                     18                      18                   14
    Registration fees                                                     18                      15                   15
    Shareholder servicing fees                                           258                     261                   18
    Trustees' fees                                                         8                       8                    6
    Insurance fees                                                         2                       3                    1
    Printing fees                                                          9                      11                    8
    Miscellaneous                                                          2                       5                    4
                                                               -------------      ------------------     ----------------
    Expenses before reductions                                         2,281                   2,011                  560
    Expense reductions                                                    (1)                     --                  (43)
                                                               -------------      ------------------     ----------------
Net expenses                                                           2,280                   2,011                  517
                                                               -------------      ------------------     ----------------
Net investment income (loss)                                             (73)                    815                1,900
                                                               -------------      ------------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments                                                       43,488                   2,032                7,094
    Futures contracts                                                  2,929                      --                   --
                                                               -------------      ------------------     ----------------
Net realized gain (loss)                                              46,417                   2,032                7,094
                                                               -------------      ------------------     ----------------
Net change in unrealized appreciation (depreciation) on:
    Investments                                                       29,319                  31,892                9,617
    Futures contracts                                                   (988)                     --                   --
                                                               -------------      ------------------     ----------------
Net change in unrealized appreciation (depreciation)                  28,331                  31,892                9,617
                                                               -------------      ------------------     ----------------

Net realized and unrealized gain (loss)                               74,748                  33,924               16,711
                                                               -------------      ------------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $      74,675      $           34,739     $         18,611
                                                               =============      ==================     ================

                                                                  SPECIAL         AGGRESSIVE        IAM SHARES
Amounts in thousands                                            EQUITY FUND       EQUITY FUND          FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                  $         93      $        593      $       1,452
    Interest                                                             --                --                  1
    Securities Lending Income                                             3                 3                  2
                                                               ------------      ------------      -------------
Total investment income                                                  96               596              1,455
                                                               ------------      ------------      -------------

EXPENSES
    Advisory fees                                                       104               320                203
    Administrative fees                                                  20                34                 40
    Custodian fees                                                       11                17                 24
    Distribution fees                                                     7                21                 16
    Transfer agent fees                                                  20                19                 14
    Professional fees                                                    14                17                 15
    Registration fees                                                     8                 5                  9
    Shareholder servicing fees                                            5                 9                  6
    Trustees' fees                                                        6                 6                  6
    Insurance fees                                                       --                 1                  1
    Printing fees                                                         7                 4                  4
    Miscellaneous                                                         3                 1                  5
                                                               ------------      ------------      -------------
    Expenses before reductions                                          205               454                343
    Expense reductions                                                  (52)               --                 --
                                                               ------------      ------------      -------------
Net expenses                                                            153               454                343
                                                               ------------      ------------      -------------
Net investment income (loss)                                            (57)              142              1,112
                                                               ------------      ------------      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments                                                       2,713             9,658                 (7)
    Futures contracts                                                    --               268                157
                                                               ------------      ------------      -------------
Net realized gain (loss)                                              2,713             9,926                150
                                                               ------------      ------------      -------------
Net change in unrealized appreciation (depreciation) on:
    Investments                                                       1,047             1,406             20,279
    Futures contracts                                                    --               (27)               198
                                                               ------------      ------------      -------------
Net change in unrealized appreciation (depreciation)                  1,047             1,379             20,477
                                                               ------------      ------------      -------------

Net realized and unrealized gain (loss)                               3,760            11,305             20,627
                                                               ------------      ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $      3,703      $     11,447      $      21,739
                                                               ============      ============      =============

  See accompanying notes which are an integral part of the financial statements.

SSgA
EQUITY FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          DISCIPLINED EQUITY                 SMALL CAP
                                                                                 FUND                          FUND
                                                                      --------------------------    ---------------------------
                                                                       SIX MONTHS                    SIX MONTHS
                                                                         ENDED       FISCAL YEAR       ENDED        FISCAL YEAR
                                                                      FEBRUARY 29,      ENDED       FEBRUARY 29,       ENDED
                                                                          2004        AUGUST 31,        2004         AUGUST 31,
Amounts in thousands                                                  (UNAUDITED)        2003       (UNAUDITED)         2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income (loss)                                      $      1,669    $     3,279    $        (73)   $       896
    Net realized gain (loss)                                                   580        (43,132)         46,417        (19,597)
    Net change in unrealized appreciation (depreciation)                    29,970         59,355          28,331         72,806
                                                                      ------------    -----------    ------------    -----------
Net increase (decrease) in net assets from operations                       32,219         19,502          74,675         54,105
                                                                      ------------    -----------    ------------    -----------

DISTRIBUTIONS
    From net investment income                                              (1,481)        (3,421)           (637)          (281)
    From net realized gain                                                      --             --              --             --
                                                                      ------------    -----------    ------------    -----------
Net decrease in net assets from distributions                               (1,481)        (3,421)           (637)          (281)
                                                                      ------------    -----------    ------------    -----------

SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions           10,763        (64,655)        131,350         42,149
                                                                      ------------    -----------    ------------    -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 41,501        (48,574)        205,388         95,973

NET ASSETS
    Beginning of period                                                    223,408        271,982         362,945        266,972
                                                                      ------------    -----------    ------------    -----------

    End of period                                                     $    264,909    $   223,408    $    568,333    $   362,945
                                                                      ============    ===========    ============    ===========
Undistributed (overdistributed) net investment income
  included in net assets                                              $        623    $       435    $        (72)   $       638

See accompanying notes which are an integral part of the financial statements.

                                                                          CORE OPPORTUNITIES             TUCKERMAN ACTIVE
                                                                                 FUND                       REIT FUND
                                                                      ---------------------------    ---------------------------
                                                                       SIX MONTHS                    SIX MONTHS
                                                                         ENDED        FISCAL YEAR       ENDED        FISCAL YEAR
                                                                      FEBRUARY 29,      ENDED        FEBRUARY 29,      ENDED
                                                                          2004        AUGUST 31,        2004         AUGUST 31,
Amounts in thousands                                                   (UNAUDITED)       2003        (UNAUDITED)       2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income (loss)                                      $        815    $     1,173    $      1,900    $     4,851
    Net realized gain (loss)                                                 2,032        (16,853)          7,094         (3,941)
    Net change in unrealized appreciation (depreciation)                    31,892         54,921           9,617         12,144
                                                                      ------------    -----------    ------------    -----------
Net increase (decrease) in net assets from operations                       34,739         39,241          18,611         13,054
                                                                      ------------    -----------    ------------    -----------

DISTRIBUTIONS
    From net investment income                                                (701)          (828)         (2,204)        (4,868)
    From net realized gain                                                      --             --          (1,959)            --
                                                                      ------------    -----------    ------------    -----------
Net decrease in net assets from distributions                                 (701)          (828)         (4,163)        (4,868)
                                                                      ------------    -----------    ------------    -----------

SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions          (14,226)         9,041         (10,220)         7,490
                                                                      ------------    -----------    ------------    -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 19,812         47,454           4,228         15,676

NET ASSETS
    Beginning of period                                                    377,374        329,920         108,564         92,888
                                                                      ------------    -----------    ------------    -----------

    End of period                                                     $    397,186    $   377,374    $    112,792    $   108,564
                                                                      ============    ===========    ============    ===========
Undistributed (overdistributed) net investment income
  included in net assets                                              $        459    $       345    $        (33)   $       271

                                                                            SPECIAL EQUITY               AGGRESSIVE EQUITY
                                                                                 FUND                           FUND
                                                                      ---------------------------    ---------------------------
                                                                       SIX MONTHS                     SIX MONTHS
                                                                         ENDED        FISCAL YEAR       ENDED        FISCAL YEAR
                                                                      FEBRUARY 29,       ENDED       FEBRUARY 29,      ENDED
                                                                          2004         AUGUST 31,        2004        AUGUST 31,
Amounts in thousands                                                   (UNAUDITED)        2003        (UNAUDITED)       2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income (loss)                                      $        (57)   $      (138)   $        142    $        60
    Net realized gain (loss)                                                 2,713         (2,634)          9,926         (2,518)
    Net change in unrealized appreciation (depreciation)                     1,047          8,836           1,379         13,599
                                                                      ------------    -----------    ------------    -----------
Net increase (decrease) in net assets from operations                        3,703          6,064          11,447         11,141
                                                                      ------------    -----------    ------------    -----------

DISTRIBUTIONS
    From net investment income                                                  --             (8)            (60)            --
    From net realized gain                                                      --             --              --             --
                                                                      ------------    -----------    ------------    -----------
Net decrease in net assets from distributions                                   --             (8)            (60)            --
                                                                      ------------    -----------    ------------    -----------

SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions          (13,217)       (11,330)         13,269          2,873
                                                                      ------------    -----------    ------------    -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 (9,514)        (5,274)         24,656         14,014

NET ASSETS
    Beginning of period                                                     32,444         37,718          73,602         59,588
                                                                      ------------    -----------    ------------    -----------

    End of period                                                     $     22,930    $    32,444    $     98,258    $    73,602
                                                                      ============    ===========    ============    ===========
Undistributed (overdistributed) net investment income
  included in net assets                                              $        (57)   $        --    $        142    $        60

                                                                              IAM SHARES
                                                                                 FUND
                                                                      --------------------------
                                                                       SIX MONTHS
                                                                         ENDED        FISCAL YEAR
                                                                      FEBRUARY 29,      ENDED
                                                                          2004        AUGUST 31,
Amounts in thousands                                                   (UNAUDITED)       2003
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income (loss)                                      $      1,112    $     1,997
    Net realized gain (loss)                                                   150         (3,683)
    Net change in unrealized appreciation (depreciation)                    20,477         16,873
                                                                      ------------    -----------
Net increase (decrease) in net assets from operations                       21,739         15,187
                                                                      ------------    -----------

DISTRIBUTIONS
    From net investment income                                              (1,071)        (1,899)
    From net realized gain                                                      --             --
                                                                      ------------    -----------
Net decrease in net assets from distributions                               (1,071)        (1,899)
                                                                      ------------    -----------

SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions            1,025           (944)
                                                                      ------------    -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 21,693         12,344

NET ASSETS
    Beginning of period                                                    152,106        139,762
                                                                      ------------    -----------

    End of period                                                     $    173,799    $   152,106
                                                                      ============    ===========
Undistributed (overdistributed) net investment income
  included in net assets                                              $        427    $       386

  See accompanying notes which are an integral part of the financial statements.

SSgA
EQUITY FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                      $                 $                     $               $
                              NET ASSET VALUE,         NET              NET REALIZED     TOTAL INCOME
                                BEGINNING OF        INVESTMENT         AND UNREALIZED        FROM
                                   PERIOD        INCOME (LOSS)(a)        GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------
DISCIPLINED EQUITY FUND
February 29, 2004 (1)                     7.97                .06                1.09            1.15
August 31, 2003                           7.36                .10                 .61             .71
August 31, 2002                           8.83                .09               (1.48)          (1.39)
August 31, 2001                          17.01                .04               (3.76)          (3.72)
August 31, 2000                          17.51                .05                1.96            2.01
August 31, 1999                          15.68                .09                4.42            4.51
-----------------------------------------------------------------------------------------------------
SMALL CAP FUND
February 29, 2004 (1)                    22.25                 --                4.07            4.07
August 31, 2003                          18.41                .06                3.80            3.86
August 31, 2002                          19.60                .00(b)            (1.17)          (1.17)
August 31, 2001                          22.69                .02               (3.11)          (3.09)
August 31, 2000                          17.75               (.01)               4.96            4.95
August 31, 1999                          15.96                .03                1.78            1.81
-----------------------------------------------------------------------------------------------------
CORE OPPORTUNITIES FUND
February 29, 2004 (1)                    17.03                .04                1.56            1.60
August 31, 2003                          15.33                .05                1.69            1.74
August 31, 2002                          18.86               (.01)              (3.52)          (3.53)
August 31, 2001                          27.21               (.01)              (7.13)          (7.14)
August 31, 2000                          22.53                .06                5.77            5.83
August 31, 1999                          18.10                .09                6.79            6.88
-----------------------------------------------------------------------------------------------------
TUCKERMAN ACTIVE REIT FUND
February 29, 2004 (1)                    11.45                .22                2.00            2.22
August 31, 2003                          10.61                .52                 .84            1.36
August 31, 2002                          10.24                .51                 .36             .87
August 31, 2001                           9.15                .48                1.10            1.58
August 31, 2000                           8.08                .52                1.10            1.62
August 31, 1999                           8.17                .50                (.01)            .49
-----------------------------------------------------------------------------------------------------
SPECIAL EQUITY FUND
February 29, 2004 (1)                     9.73               (.02)               1.44            1.42
August 31, 2003                           7.92               (.03)               1.84            1.81
August 31, 2002                           9.81               (.02)              (1.87)          (1.89)
August 31, 2001                          16.47               (.01)              (6.65)          (6.66)
August 31, 2000                           9.17               (.05)               7.35            7.30
August 31, 1999                           7.17                 --                2.01            2.01
-----------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
February 29, 2004 (1)                     4.56                .01                 .66             .67
August 31, 2003                           3.88                 --                 .68             .68
August 31, 2002                           4.38               (.01)               (.49)           (.50)
August 31, 2001                          19.97                 --               (3.77)          (3.77)
August 31, 2000                          12.73               (.13)              11.40           11.27
August 31, 1999                          10.00               (.04)               2.77            2.73
-----------------------------------------------------------------------------------------------------
IAM SHARES FUND
February 29, 2004 (1)                     7.80                .06                1.04            1.10
August 31, 2003                           7.11                .10                 .69             .79
August 31, 2002                           8.85                .08               (1.74)          (1.66)
August 31, 2001                          11.55                .08               (2.67)          (2.59)
August 31, 2000                          10.14                .09                1.42            1.51
August 31, 1999 (2)                      10.00                .02                 .12             .14

                                      $                     $
                                DISTRIBUTIONS         DISTRIBUTIONS       $
                                  FROM NET              FROM NET      RETURN OF
                              INVESTMENT INCOME       REALIZED GAIN    CAPITAL
--------------------------------------------------------------------------------
DISCIPLINED EQUITY FUND
February 29, 2004 (1)                      (.05)                 --          --
August 31, 2003                            (.10)                 --          --
August 31, 2002                            (.08)                 --          --
August 31, 2001                            (.04)              (4.42)         --
August 31, 2000                            (.06)              (2.45)         --
August 31, 1999                            (.10)              (2.58)         --
--------------------------------------------------------------------------------
SMALL CAP FUND
February 29, 2004 (1)                      (.04)                 --          --
August 31, 2003                            (.02)                 --          --
August 31, 2002                            (.02)                 --          --
August 31, 2001                              --                  --          --
August 31, 2000                            (.01)                 --          --
August 31, 1999                            (.02)                 --          --
--------------------------------------------------------------------------------
CORE OPPORTUNITIES FUND
February 29, 2004 (1)                      (.03)                 --          --
August 31, 2003                            (.04)                 --          --
August 31, 2002                              --                  --          --
August 31, 2001                            (.02)              (1.19)         --
August 31, 2000                            (.07)              (1.08)         --
August 31, 1999                            (.09)              (2.36)         --
--------------------------------------------------------------------------------
TUCKERMAN ACTIVE REIT FUND
February 29, 2004 (1)                      (.26)               (.23)         --
August 31, 2003                            (.52)                 --          --
August 31, 2002                            (.50)                 --          --
August 31, 2001                            (.49)                 --          --
August 31, 2000                            (.55)                 --          --
August 31, 1999                            (.58)                 --          --
--------------------------------------------------------------------------------
SPECIAL EQUITY FUND
February 29, 2004 (1)                        --(b)               --          --
August 31, 2003                              --(b)               --          --
August 31, 2002                              --                  --          --(b)
August 31, 2001                              --                  --          --
August 31, 2000                              --                  --          --(b)
August 31, 1999                            (.01)                 --          --
--------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
February 29, 2004 (1)                        --                  --          --
August 31, 2003                              --                  --          --
August 31, 2002                              --                  --          --
August 31, 2001                              --              (11.82)         --
August 31, 2000                            (.02)              (4.01)         --
August 31, 1999                              --                  --          --
--------------------------------------------------------------------------------
IAM SHARES FUND
February 29, 2004 (1)                      (.05)                 --          --
August 31, 2003                            (.10)                 --          --
August 31, 2002                            (.08)                 --          --
August 31, 2001                            (.09)               (.02)         --
August 31, 2000                            (.08)               (.02)         --
August 31, 1999 (2)                          --                  --          --

(1)  For the six months ended February 29, 2004 (Unaudited).
(2)  For the period June 2, 1999 (commencement of operations) to August 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

                                                      $                            $
                                    $          NET ASSET VALUE,    TOTAL      NET ASSETS,
                                  TOTAL             END OF        RETURN     END OF PERIOD
                              DISTRIBUTIONS         PERIOD        (%)(c)         (000)
------------------------------------------------------------------------------------------
DISCIPLINED EQUITY FUND
February 29, 2004 (1)                  (.05)               9.07     14.52          264,909
August 31, 2003                        (.10)               7.97      9.83          223,408
August 31, 2002                        (.08)               7.36    (15.93)         271,982
August 31, 2001                       (4.46)               8.83    (26.74)         283,824
August 31, 2000                       (2.51)              17.01     14.19          418,551
August 31, 1999                       (2.68)              17.51     32.83          557,029
------------------------------------------------------------------------------------------
SMALL CAP FUND
February 29, 2004 (1)                  (.04)              26.28     18.30          568,333
August 31, 2003                        (.02)              22.25     21.00          362,945
August 31, 2002                        (.02)              18.41     (5.95)         266,972
August 31, 2001                          --               19.60    (13.61)         254,450
August 31, 2000                        (.01)              22.69     27.92          359,779
August 31, 1999                        (.02)              17.75     11.35          352,013
------------------------------------------------------------------------------------------
CORE OPPORTUNITIES FUND
February 29, 2004 (1)                  (.03)              18.60      9.42          397,186
August 31, 2003                        (.04)              17.03     11.37          377,374
August 31, 2002                          --               15.33    (18.72)         329,920
August 31, 2001                       (1.21)              18.86    (27.15)         451,235
August 31, 2000                       (1.15)              27.21     27.26          522,509
August 31, 1999                       (2.45)              22.53     41.55          291,716
------------------------------------------------------------------------------------------
TUCKERMAN ACTIVE REIT FUND
February 29, 2004 (1)                  (.49)              13.18     19.83          112,792
August 31, 2003                        (.52)              11.45     13.48          108,564
August 31, 2002                        (.50)              10.61      8.85           92,888
August 31, 2001                        (.49)              10.24     17.84           56,316
August 31, 2000                        (.55)               9.15     21.51           43,748
August 31, 1999                        (.58)               8.08      6.09           45,528
------------------------------------------------------------------------------------------
SPECIAL EQUITY FUND
February 29, 2004 (1)                    --               11.15     14.59           22,930
August 31, 2003                          --                9.73     22.89           32,444
August 31, 2002                          --                7.92    (19.23)          37,718
August 31, 2001                          --                9.81    (40.44)          57,430
August 31, 2000                          --               16.47     79.65           85,489
August 31, 1999                        (.01)               9.17     28.06           10,621
------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
February 29, 2004 (1)                    --                5.23     14.78           98,258
August 31, 2003                          --                4.56     17.53           73,602
August 31, 2002                          --                3.88    (11.42)          59,588
August 31, 2001                      (11.82)               4.38    (33.17)          53,082
August 31, 2000                       (4.03)              19.97    112.42            8,352
August 31, 1999                          --               12.73     27.30            7,185
------------------------------------------------------------------------------------------
IAM SHARES FUND
February 29, 2004 (1)                  (.05)               8.85     14.23          173,799
August 31, 2003                        (.10)               7.80     11.26          152,106
August 31, 2002                        (.08)               7.11    (18.94)         139,762
August 31, 2001                        (.11)               8.85    (22.56)         176,598
August 31, 2000                        (.10)              11.55     14.94          133,690
August 31, 1999 (2)                      --               10.14      1.40           60,316

                                      %                   %                   %
                              RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
                                 TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
                                 NET ASSETS,         NET ASSETS,      (LOSS) TO AVERAGE      PORTFOLIO
                                  NET(d)(e)           GROSS(d)          NET ASSETS(d)     TURNOVER RATE(c)
----------------------------------------------------------------------------------------------------------
DISCIPLINED EQUITY FUND
February 29, 2004 (1)                       .41                 .41                1.38              22.62
August 31, 2003                             .38                 .56                1.39              28.15
August 31, 2002                             .46                 .96                1.01              20.50
August 31, 2001                             .91                1.02                 .35             124.98
August 31, 2000                             .91                 .96                 .28             149.82
August 31, 1999                             .78                 .94                 .52             130.98
----------------------------------------------------------------------------------------------------------
SMALL CAP FUND
February 29, 2004 (1)                       .98                 .98                (.03)             52.03
August 31, 2003                            1.04                1.04                 .34             114.42
August 31, 2002                            1.08                1.08                 .01              80.16
August 31, 2001                            1.07                1.07                 .12             157.27
August 31, 2000                            1.07                1.07                (.05)            156.41
August 31, 1999                            1.07                1.07                 .17             110.82
----------------------------------------------------------------------------------------------------------
CORE OPPORTUNITIES FUND
February 29, 2004 (1)                      1.05                1.05                 .42              27.59
August 31, 2003                            1.10                1.11                 .34              40.01
August 31, 2002                            1.10                1.20                (.06)             45.27
August 31, 2001                            1.10                1.21                (.06)             43.87
August 31, 2000                            1.10                1.15                 .24              49.72
August 31, 1999                            1.03                1.11                 .41              72.27
----------------------------------------------------------------------------------------------------------
TUCKERMAN ACTIVE REIT FUND
February 29, 2004 (1)                      1.00                1.08                3.67              34.52
August 31, 2003                            1.00                1.13                5.03              54.97
August 31, 2002                            1.00                1.07                4.97              45.66
August 31, 2001                            1.00                1.17                5.09              70.59
August 31, 2000                            1.00                1.07                6.51              86.93
August 31, 1999                            1.00                1.09                6.25              60.13
----------------------------------------------------------------------------------------------------------
SPECIAL EQUITY FUND
February 29, 2004 (1)                      1.10                1.47                (.41)             27.46
August 31, 2003                            1.10                1.41                (.43)             40.68
August 31, 2002                            1.10                1.18                (.25)             61.57
August 31, 2001                            1.10                1.13                (.05)            104.62
August 31, 2000                            1.10                1.14                (.37)             46.45
August 31, 1999                            1.10                1.57                 .01             211.30
----------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
February 29, 2004 (1)                      1.06                1.06                 .33              76.59
August 31, 2003                            1.10                1.24                 .09             115.51
August 31, 2002                            1.10                1.11                (.25)            251.64
August 31, 2001                            1.10                2.48                (.57)            262.01
August 31, 2000                            1.10                1.87                (.75)            336.60
August 31, 1999                            1.10                2.07                (.50)            179.56
----------------------------------------------------------------------------------------------------------
IAM SHARES FUND
February 29, 2004 (1)                       .42                 .42                1.37                .06
August 31, 2003                             .42                 .42                1.46               4.95
August 31, 2002                             .52                 .52                 .97               9.44
August 31, 2001                             .58                 .59                 .79               4.23
August 31, 2000                             .55                 .55                 .79               5.34
August 31, 1999 (2)                         .65                 .67                 .72                 --(f)

(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(f) The rate for the period ended August 31, 1999 is not meaningful due to the Fund's short period of operation.

  See accompanying notes which are an integral part of the financial statements.

SSgA
EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios, referred to as "the Funds", which are in operation as of February 29, 2004. These financial statements report on seven Funds, the SSgA Disciplined Equity Fund, Small Cap Fund, Core Opportunities Fund, Tuckerman Active REIT Fund, Special Equity Fund, Aggressive Equity Fund and the IAM Shares Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. As of the date of this report there are no Class R shares outstanding.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

     Security valuation

     United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Exchange listed futures will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. Investments in other mutual funds are valued at the net asset value per share.

     International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     Securities transactions

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     Investment income

     Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

     The Tuckerman Active REIT Fund estimates the components of distributions from Real Estate Investment Trusts (REIT). For the period ended February 29, 2004, distributions received in excess of income are recorded as a reduction of cost of investments. The statement of changes and financial highlights for prior periods have not been reclassified to reflect this change in presentation.

     Federal income taxes

     Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

     CAPITAL LOSS CARRYOVERS

     At August 31, 2003, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates, whichever occurs first:

                                                             EXPIRATION YEAR
                                   --------------------------------------------------------------------
                                    08/31/2007   08/31/2008   08/31/2009     08/31/2010     08/31/2011
     --------------------------------------------------------------------------------------------------
     Disciplined Equity            $        --   $       --   $ 2,376,791   $ 50,712,457   $ 18,406,161
     Small Cap                       3,668,749           --            --     31,789,942     15,131,390
     Core Opportunities                     --           --     1,780,728     17,592,473     46,439,754
     Tuckerman Active REIT                  --      416,543            --             --        181,554
     Special Equity                         --      175,702            --     13,728,420     11,071,953
     Aggressive Equity                      --           --       227,273      7,111,133      8,414,255
     IAM SHARES                             --           --     1,128,508      1,240,367      8,639,128

     As of February 29, 2004, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are:

                                                                                                      TUCKERMAN
                                               DISCIPLINED          SMALL              CORE            ACTIVE          SPECIAL
                                                  EQUITY             CAP          OPPORTUNITIES         REIT            EQUITY
                                              --------------    --------------    --------------    -------------    ------------
     Cost of Investments for
       Tax Purposes                           $  253,363,867    $  487,228,050    $  392,936,226    $  81,441,421    $ 17,426,830
     Gross Tax Unrealized
       Appreciation                               34,029,751        92,334,658        29,706,615       32,086,295       5,913,387
     Gross Tax Unrealized
       Depreciation                              (21,400,113)      (11,497,930)      (26,754,706)      (1,040,947)       (356,474)
                                              --------------    --------------    --------------    -------------    ------------
     Net Tax Unrealized
       Appreciation
       (Depreciation)                         $   12,629,638    $   80,836,728    $    2,951,909    $  31,045,348    $  5,556,913
                                              ==============    ==============    ==============    =============    ============

                                               AGGRESSIVE           IAM
                                                 EQUITY            SHARES
                                              -------------    --------------
     Cost of Investments for
       Tax Purposes                           $  83,706,973    $  177,855,824
     Gross Tax Unrealized
       Appreciation                              15,159,684        24,990,350
     Gross Tax Unrealized
       Depreciation                              (1,066,950)      (29,261,775)
                                              -------------    --------------
     Net Tax Unrealized
       Appreciation
       (Depreciation)                         $  14,092,734    $   (4,271,425)
                                              =============    ==============

     POST OCTOBER LOSS

     As permitted by tax regulations, the Funds elected to defer a net realized capital loss incurred from November 1, 2002 to August 31, 2003, and treat it as arising in the fiscal year 2004 as follows:

     Disciplined Equity                $ 20,894,197
     Small Cap                            2,795,898
     Core Opportunities                  17,085,709
     Tuckerman Active REIT                3,082,513
     Special Equity                       2,010,099
     Aggressive Equity                      271,557
     IAM SHARES                           1,493,970

     Dividends and distributions to shareholders:

     Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

     Disciplined Equity                    Quarterly
     Small Cap                             Annually
     Core Opportunities                   Quarterly
     Tuckerman Active REIT                  Monthly
     Special Equity                        Annually
     Aggressive Equity                     Annually
     IAM SHARES                           Quarterly

     Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

     Expenses

     Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

     Derivatives

     To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     Futures Contracts

     The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 29, 2004, cash collateral balances of $144,000 were held in the Aggressive Equity Fund as collateral in connection with futures contracts.

3.   INVESTMENT TRANSACTIONS

     Securities

     For the period ended February 29, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

                                      PURCHASES         SALES
     ------------------------------------------------------------
     Disciplined Equity             $  62,974,775   $  53,393,874
     Small Cap                        375,582,450     230,029,734
     Core Opportunities               104,904,732     119,932,433
     Tuckerman Active REIT             34,842,019      44,793,078
     Special Equity                 $   7,249,565   $  21,091,139
     Agreessive Equity                 74,398,552      63,410,105
     IAM SHARES                            90,580         142,087

     Securities Lending

     The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Funds' statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between each Fund and State Street and is recorded as securities lending income for that Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral.

     Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     As of February 29, 2004, the value of outstanding securities on loan and the value of collateral amounted to the following:

                                         VALUE OF          VALUE OF
                                    SECURITIES ON LOAN     COLLATERAL
     -----------------------------------------------------------------
     Disciplined Equity             $        3,217,426   $   3,288,325
     Small Cap                             113,354,205     116,308,745
     Core Opportunities                      1,014,186       1,035,515
     Tuckerman Active REIT                     163,289         167,843
     Special Equity                 $        3,365,850   $   3,445,379
     Aggressive Equity                       5,960,208       6,120,615
     IAM SHARES                              3,397,932       3,487,630

4.   RELATED PARTIES

     Adviser

     The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

     The Tuckerman Group, LLC serves as the investment sub-advisor (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated based upon average daily net assets and paid monthly, at the annual rates of:

     Adviser - Fee Percentage

                                                   %
     -------------------------------------------------
     Disciplined Equity                           0.25
     Small Cap                                    0.75
     Core Opportunities                           0.75
     Tuckerman Active REIT                        0.65
     Special Equity                               0.75
     Aggressive Equity                            0.75
     IAM SHARES                                   0.25

     The Adviser has contractually agreed to reimburse the Core Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. No reimbursement was made during the period ended February 29, 2004.

     The Adviser has contractually agreed to reimburse the Tuckerman Active REIT Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 29, 2004 was $43,322.

     The Adviser has contractually agreed to reimburse the Special Equity Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 29, 2004 was $51,796.

     The Adviser has contractually agreed to reimburse the Aggressive Equity Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. No reimbursement was made during the period ended February 29, 2004.

     The Adviser has contractually agreed to reimburse the IAM SHARES Fund for all expenses in excess of .65% of its average daily net assets on an annual basis. No reimbursement was made during the period ended February 29, 2004.

     The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

     The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to number of positions and Transaction fees plus out-of-pocket expenses.

     State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

     In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended February 29, 2004, the Funds' custodian fees were reduced by the following under these arrangements:

     Adviser - Custody Credit

                                           AMOUNT PAID
     -------------------------------------------------
     Disciplined Equity                    $        33
     Small Cap                                     663
     Core Opportunities                              3
     Tuckerman Active REIT                          74
     Special Equity                        $         7
     Aggressive Equity 2
     IAM SHARES                                      2

     Administrator

     The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all seven of the Investment Company's U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

     Distributor and Shareholder Servicing

     The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 29, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

     Shareholder Servicing:

                                GLOBAL
                             STATE STREET   MARKETS    CITISTREET
     ------------------------------------------------------------
     Disciplined Equity      $     30,090   $  1,081   $   15,904
     Small Cap                     58,202      1,519      315,002
     Core Opportunities            48,091     54,965      155,467
     Tuckerman Active REIT         12,905        811          219
     Special Equity                 3,474        982          519
     Aggressive Equity             10,652        253           --
     IAM SHARES                    20,255          1          385

     The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis.

     The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2004.

     Affiliated Brokerage

     The Funds placed a portion of its portfolio transactions with Global Markets, an affiliated broker dealer of State Street. The commissions paid to Global Markets were as follows for the period ended February 29, 2004:

                                AMOUNT
     ------------------------------------
     Disciplined Equity      $     14,588
     Core Opportunities             1,421
     Special Equity          $      1,734
     IAM SHARES                        65

     Board of Trustees

     The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

     Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

     Accrued fees payable to affiliates and trustees as of February 29, 2004 were as follows:

                                                                                    TUCKERMAN
                                          DISCIPLINED     SMALL         CORE         ACTIVE     SPECIAL    AGGRESSIVE     IAM
                                             EQUITY        CAP      OPPORTUNITIES     REIT       EQUITY     EQUITY       SHARES
     ---------------------------------------------------------------------------------------------------------------------------
     Advisory fees                        $    52,546   $ 333,151   $     240,148   $  35,587   $     --   $   56,844   $ 34,369
     Administration fees                       10,863      18,643          13,100       5,151      3,434       10,983      7,885
     Custodian fees                             8,469       6,191          10,775       4,364      1,110        3,543      5,154
     Distribution fees                          9,216          --          22,517       8,855      3,275           --      9,470
     Shareholder servicing fees                42,638          --          33,640       3,031      1,261       12,711      8,629
     Transfer agent fees                        6,106       5,862          17,740       6,734      7,110        7,464      3,153
      Trustees' fees                            2,384       2,333           3,158       1,990      1,782        1,874      2,072
                                          -----------   ---------   -------------   ---------   --------   ----------   --------
                                          $   132,222   $ 366,180   $     341,078   $  65,712   $ 17,972   $   93,419   $ 70,732
                                          ===========   =========   =============   =========   ========   ==========   ========

     Beneficial Interest

     As of February 29, 2004, the following table includes shareholders (six of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                # OF SHAREHOLDERS        %
     ---------------------------------------------------------
     Small Cap                           1             76.2
     Core Opportunities                  1             31.2
     Tuckerman Active REIT               2             49.5
     Special Equity                      1             10.4
     Aggressive Equity                   3             83.8
     IAM SHARES                          1             87.4

5.   FUND SHARE TRANSACTIONS

                                                                                  (AMOUNTS IN THOUSANDS)
                                                                                  FOR THE PERIODS ENDED
                                                              ---------------------------------------------------------------
                                                              FEBRUARY 29,      AUGUST 31,       FEBRUARY 29,      AUGUST 31,
                                                                  2004             2003              2004             2003
                                                              ------------      ----------       ------------      ----------
     DISCIPLINED EQUITY                                                  SHARES                             DOLLARS
                                                              ----------------------------       ----------------------------
       Proceeds from shares sold                                     7,240           5,885       $     61,177      $   41,815
       Proceeds from reinvestment of distributions                      30             148                248           1,047
       Payments for shares redeemed                                 (6,104)        (14,941)           (50,662)       (107,517)
                                                              ------------      ----------       ------------      ----------
       Total net increase (decrease)                                 1,166           8,908)      $     10,763      $  (64,655)
                                                              ============      ==========       ============      ==========
     SMALL CAP
       Proceeds from shares sold                                     8,187           8,435       $    199,467      $  161,276
       Proceeds from reinvestment of distributions                      23              12                522             211
       Payments for shares redeemed                                 (2,898)          6,632)           (68,639)       (119,338)
                                                              ------------      ----------       ------------      ----------
       Total net increase (decrease)                                 5,312           1,815       $    131,350      $   42,149
                                                              ============      ==========       ============      ==========
     CORE OPPORTUNITIES
       Proceeds from shares sold                                     2,582           7,335       $     46,087      $  111,950
       Proceeds from reinvestment of distributions                      35              48                613             706
       Payments for shares redeemed                                 (3,423)         (6,748)           (60,926)       (103,615)
                                                              ------------      ----------       ------------      ----------
       Total net increase (decrease)                                  (806)            635       $    (14,226)     $    9,041
                                                              ============      ==========       ============      ==========
     TUCKERMAN ACTIVE REIT
       Proceeds from shares sold                                     2,589           9,844       $     32,136      $  100,434
       Proceeds from reinvestment of distributions                     249             270              3,033           2,787
       Payments for shares redeemed                                 (3,761)         (9,389)           (45,389)        (95,731)
                                                              ------------      ----------       ------------      ----------
       Total net increase (decrease)                                  (923)            725       $    (10,220)     $    7,490
                                                              ============      ==========       ============      ==========
     SPECIAL EQUITY
       Proceeds from shares sold                                       580           3,081       $      6,102      $   23,429
       Proceeds from reinvestment of distributions                      --              1                   1               2
       Payments for shares redeemed                                 (1,858)         (4,511)           (19,320)        (34,761)
                                                              ------------      ----------       ------------      ----------
     Total net increase (decrease)                                  (1,278)         (1,429)      $    (13,217)     $   11,330)
                                                              ============      ==========       ============      ==========
     AGGRESSIVE EQUITY
       Proceeds from shares sold                                     3,769           8,801       $     18,733      $   34,530
       Proceeds from reinvestment of distributions                      13              --                 61              --
       Payments for shares redeemed                                  1,107)         (8,050)            (5,525)        (31,657)
                                                              ------------      ----------       ------------      ----------
       Total net increase (decrease)                                 2,675             751       $     13,269      $    2,873
                                                              ============      ==========       ============      ==========
     IAM SHARES
       Proceeds from shares sold                                         9             119       $         72      $      826
       Proceeds from reinvestment of distributions                     123             260                994           1,793
       Payments for shares redeemed                                     (5)           (529)               (41)         (3,563)
                                                              ------------      ----------       ------------      ----------
       Total net increase (decrease)                                   127            (150)      $      1,025      $     (944)
                                                              ============      ==========       ============      ==========

6.   INTERFUND LENDING PROGRAM

     The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

7.   DIVIDENDS

     On March 1, 2004, the Board of Trustees declared the following dividends from net investment income, payable on March 5, 2004, to shareholders of record on March 2, 2004:

                                             NET INVESTMENT
                                                 INCOME
     ------------------------------------------------------
     Disciplined Equity                      $       0.0308
     Core Opportunities                              0.0215
     Tuckerman Active REIT                           0.0310
     IAM SHARES                                      0.0291

SSGA EQUITY FUNDS
DISCLOSURE OF INFORMATION ABOUT FUND TRUSTEES AND OFFICERS--
FEBRUARY 29, 2004 (UNAUDITED)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 24 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                    NO. OF
                         POSITION(S) HELD                                                         PORTFOLIOS
      NAME,               WITH FUND AND              TERM               PRINCIPAL OCCUPATION(S)   IN COMPLEX         OTHER
       AGE,                 LENGTH OF                 OF                     DURING THE            OVERSEEN    DIRECTORSHIPS HELD
     ADDRESS               TIME SERVED              OFFICE                  PAST 5 YEARS          BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lynn L. Anderson,      Interested Person of    Appointed until        - Vice Chairman, Frank           24      - Trustee, Frank
Age 64                 the SSgA Funds (as      successor is duly        Russell Company;                         Russell
                       defined in the 1940     elected and            - Chairman of the                          Investment
909 A Street           Act) due to his         qualified                Board, Frank                             Company Funds
Tacoma, WA 98402       employment by the                                Russell Investment                       and Russell
                       parent company of       Until successor is       Management Company,                      Investment
                       the Administrator       chosen and qualified     Frank Russell                            Funds
                                               by the Trustees.         Investment Company                       (investment
                       Chairman of the                                  Funds and Russell                        companies); and
                       Board and President                              Investment Funds;                      - Director, Russell
                                                                        and                                      Insurance
                       Member, Governance                             - Chairman of the Board                    Agency, Inc.,
                       Committee                                        and Chief Executive                      Frank Russell
                                                                        Officer, Russell Fund                    Investments
                       Member, Valuation                                Distributors, Inc.                       (Ireland) Limited,
                       Committee                                        and Frank Russell                        Frank Russell
                                                                        Trust Company.                           Investment Company
                                                                                                                 plc; Frank Russell
                                                                                                                 Investment Company
                                                                                                                 II plc, Frank
                                                                                                                 Russell Investment
                                                                                                                 Company III plc,
                                                                                                                 Frank Russell
                                                                                                                 Institutional Funds
                                                                                                                 plc, Frank Russell
                                                                                                                 Qualifying Investor
                                                                                                                 Fund, and Frank
                                                                                                                 Russell Investments
                                                                                                                 (Cayman) Ltd.

                                                                                                    NO. OF
                         POSITION(S) HELD                                                         PORTFOLIOS
      NAME,               WITH FUND AND              TERM               PRINCIPAL OCCUPATION(S)   IN COMPLEX         OTHER
       AGE,                 LENGTH OF                 OF                     DURING THE            OVERSEEN    DIRECTORSHIPS HELD
     ADDRESS               TIME SERVED              OFFICE                  PAST 5 YEARS          BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Timothy B. Harbert     Trustee since 2003      Appointed until        - 2001 to Present,               24      Listed under
Age 53                                         successor is duly        Chairman and Chief                     Principal
                       Interested Person of    elected and              Executive Officer,                     Occupations
State Street           the SSgA Funds as       qualified                State Street Global
Financial Center       defined in the 1940                              Advisors;
One Lincoln Street     Act) due to his                                - 1992 to 2001,
Boston, MA             employment by an                                 President and Chief
02111-2900             affiliate of the                                 Operating Officer,
                       Advisor                                          State Street Global
                                                                        Advisors;
                       Member, Governance                             - 1996 to Present,
                       Committee                                        Executive Vice
                                                                        President, State
                       Member, Valuation                                Street Bank & Trust
                       Committee                                        Company;
                                                                      - Director, Citistreet,
                                                                        LLC; State Street
                                                                        Bank, Paris; State
                                                                        Street Global
                                                                        Advisors, Ltd.,
                                                                        London; State Street
                                                                        Global Advisors,
                                                                        GmbH, Munich; State
                                                                        Street Global
                                                                        Advisors, Canada,
                                                                        Ltd.; State Street
                                                                        Global Advisors,
                                                                        Australia, Ltd.;
                                                                        State Street Global
                                                                        Advisors, Japan,
                                                                        Ltd.; State Street
                                                                        Global Markets, LLC;
                                                                        Bentley College;
                                                                      - Chairman of the
                                                                        Board, StreetTracks,
                                                                        LLC; State Street
                                                                        Global Advisors Fund
                                                                        Management, LLC;
                                                                        State Street Global
                                                                        Advisors, Inc.
                                                                        (Delaware); Bel Air
                                                                        Investment Advisors,
                                                                        LLC; and
                                                                      - President and
                                                                        Director, State
                                                                        Street Global
                                                                        Advisors, Cayman.

INDEPENDENT TRUSTEES

William L. Marshall    Trustee since 1988      Appointed until        - Chief Executive                24      None
Age 61                                         successor is duly        Officer and
                       Chairman, Audit         elected and qualified    President, Wm. L.
33 West Court Street   Committee                                        Marshall Associates,
Doylestown, PA 18901                                                    Inc., Wm. L. Marshall
                       Member, Governance                               Companies, Inc. and
                       Committee                                        the Marshall
                                                                        Financial Group, Inc.
                       Member, Valuation                                (a registered
                       Committee                                        investment advisor
                                                                        and provider of
                                                                        financial and related
                                                                        consulting services);
                                                                      - Certified Financial
                                                                        Planner and Member,
                                                                        Financial Planners
                                                                        Association; and
                                                                      - Registered
                                                                        Representative and
                                                                        Principal for
                                                                        Securities with
                                                                        Cambridge Investment
                                                                        Research, Inc.,
                                                                        Fairfield, Iowa.

                                                                                                    NO. OF
                         POSITION(S) HELD                                                         PORTFOLIOS
      NAME,               WITH FUND AND              TERM               PRINCIPAL OCCUPATION(S)   IN COMPLEX         OTHER
       AGE,                 LENGTH OF                 OF                     DURING THE            OVERSEEN    DIRECTORSHIPS HELD
     ADDRESS               TIME SERVED              OFFICE                  PAST 5 YEARS          BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Steven J. Mastrovich   Trustee since 1988      Appointed until        - September 2000 to              24      None
Age 47                                         successor is duly        Present, Global Head
                       Member, Audit           elected and              of Structured Real
623 Clapboard Street   Committee               qualified                Estate, J.P. Morgan
Westwood, MA 02090                                                      Investment Management
                       Member, Governance                               (private real estate
                       Committee                                        investment for
                                                                        clients primarily
                       Member, Valuation                                outside of the US to
                       Committee                                        locate private real
                                                                        estate investments in
                                                                        the US);
                                                                      - January 2000 to
                                                                        September 2000,
                                                                        Managing Director,
                                                                        HSBC Securities (USA)
                                                                        Inc.;
                                                                      - From 1998 to 2000,
                                                                        President, Key Global
                                                                        Capital, Inc.;
                                                                      - From 1997 to 1998,
                                                                        Partner, Squire,
                                                                        Sanders & Dempsey
                                                                        (law firm); and
                                                                      - From 1994 to 1997,
                                                                        Partner, Brown,
                                                                        Rudnick, Freed &
                                                                        Gesmer (law firm).


Patrick J. Riley       Trustee since 1988      Appointed until        - 2003 to Present,               24      Director - SSgA
Age 55                                         successor is duly        Associate Justice,                     Cash Management
                       Member, Audit           elected and              Commonwealth of                        Fund PLC, State
One Corporate Place    Committee               qualified                Massachusetts                          Street Global
55 Ferncroft Road                                                       Superior Court; and                    Advisors Ireland,
Danvers, MA 01923      Member, Governance                             - 1985 to 2002,                          Ltd.
                       Committee                                        Partner, Riley, Burke
                                                                        & Donahue, L.L.P.
                       Member, Valuation                                (law firm).
                       Committe


Richard D. Shirk       Trustee since 1988      Appointed until        - March 2001 to April            24      Listed under
Age 58                                         successor is duly        2002, Chairman,                        Principal
                       Member, Audit           elected and              Cerulean Companies,                    Occupations
1180 Brookgate Way,    Committee               qualified                Inc. (holding
NE Atlanta,                                                             company) (Retired);
GA 30319-2877          Member, Governance                             - 1996 to March 2001,
                       Committee                                        President and Chief
                                                                        Executive Officer,
                       Member, Valuation                                Cerulean Companies,
                       Committee                                        Inc.;
                                                                      - 1992 to March 2001,
                                                                        President and Chief
                                                                        Executive Officer,
                                                                        Blue Cross/Blue
                                                                        Shield of Georgia;
                                                                      - 1993 to November
                                                                        2001, Chairman and
                                                                        Board Member, Georgia
                                                                        Caring for Children
                                                                        Foundation (private
                                                                        foundation);
                                                                      - November 1998 to
                                                                        Present, Board
                                                                        Member, Healthcare
                                                                        Georgia Foundation
                                                                        (private foundation);
                                                                        and
                                                                      - September 2002 to
                                                                        Present, Board
                                                                        Member, Amerigroup
                                                                        Corp.

                                                                                                    NO. OF
                         POSITION(S) HELD                                                         PORTFOLIOS
      NAME,               WITH FUND AND              TERM               PRINCIPAL OCCUPATION(S)   IN COMPLEX         OTHER
       AGE,                 LENGTH OF                 OF                     DURING THE            OVERSEEN    DIRECTORSHIPS HELD
     ADDRESS               TIME SERVED              OFFICE                  PAST 5 YEARS          BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Bruce D. Taber         Trustee since 1991      Appointed until        - Consultant, Computer           24      Director - SSgA
Age 60                                         successor is duly        Simulation, General                    Cash Management
                       Member, Audit           elected and              Electric Industrial                    Fund PLC, State
26 Round Top Road      Committee               qualified                Control Systems.                       Street Global
Boxford, MA 01921                                                                                              Advisors Ireland,
                       Member, Governance                                                                      Ltd.
                       Committee

                       Member, Valuation
                       Committee


Henry W. Todd          Trustee since 1988      Appointed until        - Chairman, President            24      Director - SSgA
Age 56                                         successor is duly        and CEO, A.M. Todd                     Cash Management
150 Domorah Drive      Member, Audit           elected and              Group, Inc.; and                       Fund PLC, State
Montgomeryville, PA    Committee               qualified              - President and CEO,                     Street Global
18936                                                                   Zink & Triest Co.,                     Advisors Ireland,
                       Member, Governance                               Inc. (dealer in                        Ltd.
                       Committee                                        vanilla flavor
                                                                        materials).
                       Member, Valuation
                       Committee

                         POSITION(S) HELD
      NAME,               WITH FUND AND              TERM                          PRINCIPAL OCCUPATION(S)
       AGE,                 LENGTH OF                 OF                                 DURING THE
     ADDRESS               TIME SERVED              OFFICE                              PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Agustin J. Fleites     Principal Executive     Until successor        - 2001 to Present, Senior Principal, State Street
Age 38                 Officer and Chief       is chosen and            Global Advisors;
                       Executive Officer       qualified by           - 2002 to Present, President, SSgA Fund
State Street           since 2003              Trustees                 Management, Inc.; Managing Director, Advisor
Financial Center                                                        Strategies;
One Lincoln Street                                                    - 1999 to 2001, Principal, Head of Exchange Traded
Boston, MA 02111-2900                                                   Funds, Offshore Funds and SSgA Latin America;
                                                                        and
                                                                      - 1993-1999, Principal, Head of Asset Allocation
                                                                        Strategies.


J. David Griswold      Vice President and      Until successor        - Director - Global Regulatory Policy and
Age 46                 Secretary since 1994    is chosen and            Assistant Secretary, Frank Russell Company;
                                               qualified by           - Assistant Secretary and Associate General
909 A Street           Chief Legal Officer     Trustees                 Counsel, Frank Russell Investment Management
Tacoma, WA 98402       since 2003                                       Company, Frank Russell Capital Inc., and Frank
                                                                        Russell Investments (Delaware), Inc.;
                                                                      - Assistant Secretary and Associate General
                                                                        Counsel, Russell Fund Distributors, Inc.
                                                                      - Director, Secretary and Associate General
                                                                        Counsel, Frank Russell Securities, Inc.; and
                                                                      - Director, Frank Russell Canada Limited/Limitee.


James Ross             Vice President and      Until successor        - 2001 to Present, Principal, SSgA Funds
Age 38                 Secretary since 1994    is chosen and            Management, Inc.;
                                               qualified by           - 2000 to Present, Principal, State Street Global
State Street           Chief Legal Officer     Trustees                 Advisors;
Financial Center       since 2003                                     - 1992 to 2000, Vice President, State Street
One Lincoln Street                                                      Corporation; and
Boston, MA 02111-2900                                                 - 2000 to Present, Vice President, StreetTracks
                                                                        Series Trust.


Mark E. Swanson        Treasurer and           Until successor        - Director - Fund Administration, Frank Russell
Age 40                 Principal               is chosen and            Investment Management Company and Frank Russell
                       Accounting Officer      qualified by             Trust Company; and
909 A Street           since 2000              Trustees               - Treasurer and Chief Accounting Officer, Frank
Tacoma, WA 98402                                                        Russell Investment Company and Russell
                                                                        Investment Funds.

SSGA EQUITY FUNDS
STATE STREET FINANCIAL CENTER
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327


TRUSTEES
  Lynn L. Anderson, Chairman
  Timothy B. Harbert
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  Agustin J. Fleites, Principal Executive Officer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting
   Officer
  J. David Griswold, Vice President and Secretary
  James Ross, Vice President
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  State Street Financial Center
  One Lincoln Street
  Boston, Massachusetts 02111-2900

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER
INQUIRIES
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, Massachusetts 02171

DISTRIBUTOR
 State Street Global Markets, LLC
 State Street Financial Center
 One Lincoln Street
 Boston, Massachusetts 02111-2900

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

                                                             DESAR-02/04 (40576)

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEMS 5-6. [RESERVED]

ITEMS 7-8. [NOT APPLICABLE]

ITEM 9. CONTROLS AND PROCEDURES

       (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

       (b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS

                                  EXHIBIT LIST

       (a) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA FUNDS

By:   /s/ Agustin J. Fleites
    ------------------------------------------------
      Agustin J. Fleites
      Principal Executive Officer and Chief Executive Officer

Date: April 15, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Agustin J. Fleites
    ------------------------------------------------
      Agustin J. Fleites
      Principal Executive Officer and Chief Executive Officer

Date: April 15, 2004


By:   /s/ Mark E. Swanson
    ------------------------------------------------
      Mark E. Swanson
      Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: April 15, 2004